The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (12.5%)
*	Altice USA, Inc., Class A	267,178	$7,309,990
	AT&T, Inc.	33,969,452	1,277,930,784
#	CenturyLink, Inc.	7,391,428	100,966,906
*	Charter Communications, Inc., Class A	940,732	486,791,181
	Comcast Corp., Class A	21,970,229	948,894,190
# *	Discovery, Inc., Class A	1,025,284	29,999,810
*	Discovery, Inc., Class C	1,502,102	41,713,372
*	DISH Network Corp., Class A	621,258	22,837,444
	Fox Corp., Class A	654,135	24,255,326
*	Fox Corp., Class B	243,509	8,846,682
*	GCI Liberty, Inc., Class A	59,566	4,359,040
#	Interpublic Group of Cos., Inc. (The)	601,891	13,662,926
*	Liberty Broadband Corp., Class A	27,366	3,601,092
*	Liberty Broadband Corp., Class C	180,560	24,001,841
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,749,969
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	3,675,916
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	7,631,610
*	Liberty Media Corp.-Liberty SiriusXM, Class C	314,252	15,404,633
*	Madison Square Garden Co. (The), Class A	12,866	3,810,781
	News Corp., Class A	527,829	7,189,031
	News Corp., Class B	64,856	906,038
# *	Sprint Corp.	2,014,058	8,801,433
*	T-Mobile US, Inc.	1,093,947	86,629,663
#	ViacomCBS, Inc., Class A	2,909	110,484
	ViacomCBS, Inc., Class B	1,165,067	39,763,737
	Walt Disney Co. (The)	4,271,038	590,727,266
*	Zillow Group, Inc., Class C	6,600	304,986
TOTAL COMMUNICATION SERVICES			3,761,876,131
CONSUMER DISCRETIONARY — (6.7%)
	Advance Auto Parts, Inc.	261,231	34,417,184
	Aramark	1,197,774	52,869,744
#	Autoliv, Inc.	418,017	32,032,643
	BorgWarner, Inc.	1,108,515	38,010,979
# *	Caesars Entertainment Corp.	154,842	2,116,690
*	Capri Holdings, Ltd.	24,034	720,059
# *	CarMax, Inc.	262,735	25,495,804
#	Carnival Corp.	1,353,266	58,907,669
*	Dollar Tree, Inc.	407,456	35,477,194
	DR Horton, Inc.	3,077,410	182,182,672
#	Foot Locker, Inc.	1,879	71,346
	Ford Motor Co.	16,130,736	142,273,092
#	Gap, Inc. (The)	942,706	16,412,512
	Garmin, Ltd.	539,936	52,346,795
	General Motors Co.	6,055,833	202,204,264
	Gentex Corp.	1,387,044	41,292,300
#	Harley-Davidson, Inc.	509,141	17,005,309
#	Hyatt Hotels Corp., Class A	139,548	11,797,388
#	Kohl's Corp.	1,636,864	69,975,936
#	Lear Corp.	355,345	43,771,397
	Lennar Corp., Class A	980,125	65,041,095
	Lennar Corp., Class B	37,985	1,994,592
*	LKQ Corp.	1,701,094	55,600,257

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Macy's, Inc.	42,472	$677,428
	MGM Resorts International	2,471,336	76,759,696
*	Mohawk Industries, Inc.	582,542	76,709,131
	Newell Brands, Inc.	686,895	13,415,059
*	Norwegian Cruise Line Holdings, Ltd.	1,521,501	81,932,829
	PulteGroup, Inc.	2,391,049	106,760,338
	PVH Corp.	453,566	39,537,348
*	Qurate Retail, Inc.	86,225	735,499
	Ralph Lauren Corp.	326,288	37,033,688
	Royal Caribbean Cruises, Ltd.	1,212,750	141,988,770
*	Skechers U.S.A., Inc., Class A	31,900	1,192,741
	Tapestry, Inc.	441,647	11,381,243
	Target Corp.	1,448,816	160,441,884
	Tiffany & Co.	56,092	7,517,450
	Toll Brothers, Inc.	212,428	9,423,306
# *	Veoneer, Inc.	295,951	3,856,242
#	Whirlpool Corp.	493,880	72,190,440
TOTAL CONSUMER DISCRETIONARY			2,023,570,013
CONSUMER STAPLES — (4.3%)
	Archer-Daniels-Midland Co.	1,090,428	48,807,557
	Bunge, Ltd.	587,605	30,808,130
	Conagra Brands, Inc.	424,940	13,989,025
	Constellation Brands, Inc., Class A	213,898	40,276,994
	Coty, Inc., Class A	878,972	9,018,253
	Ingredion, Inc.	246,558	21,697,104
	JM Smucker Co. (The)	872,710	90,421,483
	Kraft Heinz Co. (The)	974,551	28,456,889
	Kroger Co. (The)	2,823,877	75,849,336
	Molson Coors Beverage Co., Class B	659,891	36,676,742
	Mondelez International, Inc., Class A	3,542,831	203,287,643
*	Pilgrim's Pride Corp.	6,211	161,797
*	Post Holdings, Inc.	411,384	43,018,425
#	Seaboard Corp.	13	50,123
	Spectrum Brands Holdings, Inc.	7,603	466,900
	Tyson Foods, Inc., Class A	1,750,467	144,641,088
*	US Foods Holding Corp.	1,072,390	43,077,906
	Walgreens Boots Alliance, Inc.	3,401,321	172,957,173
	Walmart, Inc.	2,573,980	294,694,970
TOTAL CONSUMER STAPLES			1,298,357,538
ENERGY — (11.6%)
#	Apache Corp.	2,423,700	66,506,328
	Baker Hughes Co.	820,593	17,774,044
	Chevron Corp.	8,472,549	907,748,900
	Cimarex Energy Co.	11,916	522,993
	Concho Resources, Inc.	746,108	56,540,064
	ConocoPhillips	5,133,675	305,094,305
	Devon Energy Corp.	1,796,255	39,014,659
	Diamondback Energy, Inc.	521,040	38,765,376
	EOG Resources, Inc.	310,014	22,603,121
	Exxon Mobil Corp.	14,030,689	871,586,401
	Halliburton Co.	474,315	10,344,810
	Helmerich & Payne, Inc.	20,914	848,063
	Hess Corp.	966,730	54,687,916
	HollyFrontier Corp.	1,384,206	62,178,534
	Kinder Morgan, Inc.	4,539,415	94,737,591
	Marathon Oil Corp.	6,031,073	68,573,300

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Marathon Petroleum Corp.	3,109,699	$169,478,596
#	National Oilwell Varco, Inc.	1,225,519	25,257,947
	Noble Energy, Inc.	2,942,820	58,179,551
	Occidental Petroleum Corp.	3,385,945	134,489,735
	Parsley Energy, Inc., Class A	89,221	1,484,637
	Phillips 66	1,192,291	108,939,629
	Pioneer Natural Resources Co.	403,045	54,411,075
	Schlumberger, Ltd.	1,730,153	57,977,427
#	Targa Resources Corp.	884,428	32,281,622
	TechnipFMC P.L.C.	1,440,051	23,775,242
# *	Transocean, Ltd.	134,039	611,218
	Valero Energy Corp.	2,446,279	206,245,782
TOTAL ENERGY			3,490,658,866
FINANCIALS — (23.6%)
	Aflac, Inc.	1,683,352	86,810,463
*	Alleghany Corp.	33,873	27,019,137
	Allstate Corp. (The)	841,645	99,768,598
	Ally Financial, Inc.	3,013,089	96,509,241
	American Financial Group, Inc.	352,608	38,360,224
	American International Group, Inc.	1,399,338	70,330,728
*	Arch Capital Group, Ltd.	522,976	23,094,620
	Assurant, Inc.	226,026	29,509,955
*	Athene Holding, Ltd., Class A	122,622	5,341,414
	Axis Capital Holdings, Ltd.	96,682	6,211,819
	Bank of America Corp.	22,835,631	749,693,799
	Bank of New York Mellon Corp. (The)	3,657,167	163,767,938
*	Berkshire Hathaway, Inc., Class B	2,984,980	669,919,061
#	BOK Financial Corp.	6,114	482,395
	Capital One Financial Corp.	2,121,634	211,739,073
	Chubb, Ltd.	590,560	89,759,214
	Citigroup, Inc.	7,149,102	531,964,680
	Citizens Financial Group, Inc.	912,076	34,002,193
	CNA Financial Corp.	188,355	8,406,284
	Comerica, Inc.	155,103	9,486,100
	E*TRADE Financial Corp.	64,016	2,728,362
#	East West Bancorp, Inc.	105,524	4,837,220
	Equitable Holdings, Inc.	1,600	38,432
	Everest Re Group, Ltd.	128,591	35,564,413
	Fifth Third Bancorp	4,857,785	138,203,983
#	Franklin Resources, Inc.	47,772	1,208,632
	Goldman Sachs Group, Inc. (The)	1,374,059	326,682,527
	Hartford Financial Services Group, Inc. (The)	2,308,918	136,872,659
#	Huntington Bancshares, Inc.	6,621,934	89,859,644
#	Invesco, Ltd.	920,299	15,921,173
#	Jefferies Financial Group, Inc.	303,442	6,566,485
	JPMorgan Chase & Co.	7,660,148	1,013,897,189
	KeyCorp	4,153,962	77,720,629
	Lincoln National Corp.	744,566	40,563,956
	Loews Corp.	1,121,585	57,705,548
	M&T Bank Corp.	158,809	26,762,493
*	Markel Corp.	299	350,718
	MetLife, Inc.	1,663,754	82,705,211
	Morgan Stanley	4,980,221	260,266,350
#	New York Community Bancorp, Inc.	922,610	10,204,067
	Old Republic International Corp.	816,263	18,406,731
#	PacWest Bancorp	24,288	851,294
	People's United Financial, Inc.	396,896	6,120,136
	PNC Financial Services Group, Inc. (The)	1,291,225	191,811,474

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Principal Financial Group, Inc.	1,705,517	$90,307,125
#	Prosperity Bancshares, Inc.	47,592	3,340,958
	Prudential Financial, Inc.	751,138	68,398,626
	Regions Financial Corp.	6,240,662	97,167,107
	Reinsurance Group of America, Inc.	232,375	33,473,619
	RenaissanceRe Holdings, Ltd.	112,797	21,368,264
#	Santander Consumer USA Holdings, Inc.	811,033	21,589,698
	Signature Bank	400	56,756
	State Street Corp.	412,299	31,182,173
	Synchrony Financial	1,129,706	36,613,772
	Synovus Financial Corp.	261,271	9,149,710
	TCF Financial Corp.	136,600	5,775,448
	Travelers Cos., Inc. (The)	1,165,331	153,380,866
	Truist Financial Corp.	3,754,654	193,627,507
	U.S. Bancorp.	40,989	2,181,435
	Unum Group	831,133	22,182,940
	Voya Financial, Inc.	184,436	11,016,362
	Wells Fargo & Co.	16,257,191	763,112,546
	WR Berkley Corp.	370,802	27,265,071
#	Zions Bancorp NA	923,809	42,024,071
TOTAL FINANCIALS			7,131,240,316
HEALTH CARE — (14.3%)
	Abbott Laboratories	443,906	38,681,969
*	Alexion Pharmaceuticals, Inc.	87,054	8,652,297
	Allergan P.L.C.	496,938	92,748,508
	Anthem, Inc.	1,376,563	365,174,633
	Becton Dickinson and Co.	71,096	19,564,197
*	Biogen, Inc.	147,398	39,627,952
*	Bio-Rad Laboratories, Inc., Class A	27,990	10,102,151
	Cardinal Health, Inc.	1,132,968	58,019,291
*	Centene Corp.	1,676,531	105,302,912
*	Cigna Corp.	1,532,809	294,881,795
	CVS Health Corp.	5,447,574	369,454,469
	Danaher Corp.	1,567,775	252,207,964
*	DaVita, Inc.	1,134,770	90,634,080
	DENTSPLY SIRONA, Inc.	248,532	13,917,792
*	Elanco Animal Health, Inc.	77,428	2,392,525
#	Envista Holdings Corp.	682,946	20,208,372
# *	Henry Schein, Inc.	186,248	12,839,937
	Humana, Inc.	529,635	178,084,472
*	IQVIA Holdings, Inc.	267,416	41,516,334
*	Jazz Pharmaceuticals P.L.C.	216,273	31,002,734
*	Laboratory Corp. of America Holdings	761,302	133,532,371
	McKesson Corp.	681,683	97,214,813
	Medtronic P.L.C.	3,757,631	433,780,923
*	Mylan NV	3,258,350	69,793,857
	PerkinElmer, Inc.	110,802	10,246,969
	Perrigo Co. P.L.C.	386,545	22,048,527
	Pfizer, Inc.	24,731,528	921,002,103
	Quest Diagnostics, Inc.	975,068	107,910,776
	STERIS P.L.C.	209,661	31,593,816
# *	Syneos Health, Inc.	13,705	840,939
	Thermo Fisher Scientific, Inc.	1,073,774	336,295,279
*	United Therapeutics Corp.	2,261	220,832
	Universal Health Services, Inc., Class B	543,070	74,460,328
	Zimmer Biomet Holdings, Inc.	322,650	47,719,935
TOTAL HEALTH CARE			4,331,675,852

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (10.1%)
	Acuity Brands, Inc.	24,065	$2,836,542
*	AECOM	520,350	25,096,480
	AGCO Corp.	438,069	30,726,160
	Alaska Air Group, Inc.	643,964	41,593,635
	AMERCO	84,734	31,459,192
	Arconic, Inc.	2,019,433	60,482,018
	Arcosa, Inc.	81,906	3,583,387
	Carlisle Cos., Inc.	360,970	56,394,343
	Cummins, Inc.	400,577	64,080,303
	Delta Air Lines, Inc.	2,950,569	164,464,716
	Dover Corp.	415,802	47,339,058
	Eaton Corp. P.L.C.	1,816,899	171,642,449
	FedEx Corp.	1,023,792	148,081,275
	Fluor Corp.	363	6,494
	Fortive Corp.	4,128	309,311
#	Fortune Brands Home & Security, Inc.	523,155	35,945,980
# *	Gardner Denver Holdings, Inc.	81,351	2,872,504
	General Electric Co.	4,452,594	55,434,795
	Hubbell, Inc.	27,996	4,009,867
	Ingersoll-Rand P.L.C.	830,409	110,635,391
	Jacobs Engineering Group, Inc.	415,660	38,461,020
*	JetBlue Airways Corp.	2,227,456	44,170,452
	Johnson Controls International P.L.C.	1,728,150	68,175,517
	Kansas City Southern	681,598	114,978,767
	L3Harris Technologies, Inc.	74,756	16,545,745
	ManpowerGroup, Inc.	395,462	36,180,818
	Nielsen Holdings P.L.C.	1,415,882	28,883,993
	Norfolk Southern Corp.	1,385,379	288,449,762
	nVent Electric P.L.C.	13,164	327,784
	Oshkosh Corp.	362,340	31,175,734
	Owens Corning	810,816	49,046,260
	PACCAR, Inc.	769,837	57,129,604
	Pentair P.L.C.	1,025,620	44,029,867
	Quanta Services, Inc.	653,713	25,592,864
	Republic Services, Inc.	1,903,174	180,896,689
*	Sensata Technologies Holding P.L.C.	638,984	30,204,774
#	Snap-on, Inc.	315,643	50,386,092
	Southwest Airlines Co.	1,400,836	77,017,963
	Stanley Black & Decker, Inc.	783,366	124,813,705
	Textron, Inc.	1,940,539	89,128,956
*	United Airlines Holdings, Inc.	1,825,283	136,531,168
*	United Rentals, Inc.	235,205	31,914,966
	United Technologies Corp.	2,232,276	335,287,855
#	Wabtec Corp.	306,885	22,666,526
# *	XPO Logistics, Inc.	847,283	75,340,404
TOTAL INDUSTRIALS			3,054,331,185
INFORMATION TECHNOLOGY — (10.5%)
*	Akamai Technologies, Inc.	37,876	3,535,725
	Amdocs, Ltd.	718,386	51,687,873
	Analog Devices, Inc.	610,145	66,963,414
*	Arrow Electronics, Inc.	497,324	37,766,784
	Avnet, Inc.	13,972	509,838
	Cerence Inc.	658	14,048
*	Ciena Corp.	75,200	3,058,384
	Cognizant Technology Solutions Corp., Class A	341,089	20,936,043
#	Corning, Inc.	3,942,053	105,213,395
	Cypress Semiconductor Corp.	93,842	2,189,334
*	Dell Technologies, Inc., Class C	10,731	523,351

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Dolby Laboratories, Inc., Class A	16,857	$1,168,864
	DXC Technology Co.	1,347,255	42,950,489
	Fidelity National Information Services, Inc.	1,357,392	195,002,935
*	Fiserv, Inc.	364,317	43,211,639
*	Flex, Ltd.	1,392,460	18,310,849
	Global Payments, Inc.	178,740	34,934,733
	Hewlett Packard Enterprise Co.	8,086,422	112,643,858
	HP, Inc.	9,619,949	205,097,313
	Intel Corp.	21,370,676	1,366,227,317
*	IPG Photonics Corp.	2,234	285,215
	Jabil, Inc.	219,735	8,545,494
	Juniper Networks, Inc.	1,309,570	30,041,536
	Lam Research Corp.	71,254	21,248,655
	Leidos Holdings, Inc.	739,121	74,259,487
#	Marvell Technology Group, Ltd.	1,122,782	26,991,679
*	Micron Technology, Inc.	5,266,057	279,574,966
*	Nuance Communications, Inc.	4,368	82,643
# *	ON Semiconductor Corp.	2,097,100	48,547,865
*	Qorvo, Inc.	509,020	53,884,857
	Skyworks Solutions, Inc.	302,382	34,214,523
	SS&C Technologies Holdings, Inc.	231,946	14,614,917
	SYNNEX Corp.	71,934	9,909,628
	TE Connectivity, Ltd.	991,804	91,424,493
	Western Digital Corp.	1,392,000	91,176,000
*	Xerox Holdings Corp.	1,739,519	61,874,691
TOTAL INFORMATION TECHNOLOGY			3,158,622,835
MATERIALS — (4.4%)
	Air Products & Chemicals, Inc.	389,905	93,074,223
#	Albemarle Corp.	584,580	46,930,082
*	Amcor, PLC.	241,268	2,555,028
	Ashland Global Holdings, Inc.	12,398	917,204
	Ball Corp.	246,562	17,796,845
	CF Industries Holdings, Inc.	1,284,847	51,753,637
*	Corteva, Inc.	1,044,893	30,218,306
*	Dow, Inc.	1,432,858	66,011,768
	DuPont de Nemours, Inc.	1,044,893	53,477,624
	Eastman Chemical Co.	1,058,943	75,470,868
	Freeport-McMoRan, Inc.	5,831,448	64,729,073
	Huntsman Corp.	494,288	10,162,561
#	International Flavors & Fragrances, Inc.	36,015	4,721,927
	International Paper Co.	2,100,745	85,542,336
	Linde P.L.C.	461,956	93,837,122
	LyondellBasell Industries NV, Class A	567,935	44,219,419
	Martin Marietta Materials, Inc.	262,681	69,295,248
	Mosaic Co. (The)	1,232,432	24,451,451
	Newmont Corp.	1,867,753	84,160,950
	Nucor Corp.	2,518,486	119,602,900
#	Packaging Corp. of America	104,846	10,039,004
	Reliance Steel & Aluminum Co.	459,415	52,740,842
	Royal Gold, Inc.	121,993	14,068,233
	Sonoco Products Co.	172,782	9,872,763
	Steel Dynamics, Inc.	1,698,064	50,738,152
	Valvoline, Inc.	1,033,732	21,791,071
	Vulcan Materials Co.	517,644	73,313,920
#	Westlake Chemical Corp.	371,564	22,739,717
	WestRock Co.	1,131,953	44,146,167
TOTAL MATERIALS			1,338,378,441

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	742,520	$45,330,846
# *	Howard Hughes Corp. (The)	4,513	549,142
	Jones Lang LaSalle, Inc.	309,764	52,604,122
TOTAL REAL ESTATE			98,484,110
UTILITIES — (0.3%)
	MDU Resources Group, Inc.	248,941	7,371,143
	NRG Energy, Inc.	1,445,428	53,321,839
	Vistra Energy Corp.	1,084,247	24,417,242
TOTAL UTILITIES			85,110,224
TOTAL COMMON STOCKS Cost ($21,534,894,018)			29,772,305,511

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	260,849,649	260,849,649
SECURITIES LENDING COLLATERAL — (0.5%)
@ §	The DFA Short Term Investment Fund	14,262,508	165,045,737
TOTAL INVESTMENTS — (100.0%)
(Cost $21,960,760,746)^^			$30,198,200,897

P.L.C.	Public Limited Company

†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2020, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,298	03/20/20	$209,434,179	$209,237,600	$(196,579)
Total Futures Contracts			$209,434,179	$209,237,600	$(196,579)
Summary of the Series' investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,761,876,131	—	—	$3,761,876,131
Consumer Discretionary	2,023,570,013	—	—	2,023,570,013
Consumer Staples	1,298,357,538	—	—	1,298,357,538
Energy	3,490,658,866	—	—	3,490,658,866
Financials	7,131,240,316	—	—	7,131,240,316
Health Care	4,331,675,852	—	—	4,331,675,852
Industrials	3,054,331,185	—	—	3,054,331,185
Information Technology	3,158,622,835	—	—	3,158,622,835

The U.S. Large Cap Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Materials	$1,338,378,441	—	—	$1,338,378,441
Real Estate	98,484,110	—	—	98,484,110
Utilities	85,110,224	—	—	85,110,224
Temporary Cash Investments	260,849,649	—	—	260,849,649
Securities Lending Collateral	—	$165,045,737	—	165,045,737
Futures Contracts**	(196,579)	—	—	(196,579)
TOTAL	$30,032,958,581	$165,045,737	—	$30,198,004,318
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.2%)
AUSTRALIA — (6.2%)
	AMP, Ltd.	8,236,100	$9,938,486
	Aurizon Holdings, Ltd.	1,818,522	6,518,500
	Australia & New Zealand Banking Group, Ltd.	9,179,102	156,250,009
#	Bank of Queensland, Ltd.	1,793,511	9,118,373
	Bendigo & Adelaide Bank, Ltd.	1,864,718	12,875,578
	BlueScope Steel, Ltd.	3,397,511	31,797,203
	Boral, Ltd.	4,088,291	13,473,163
	Challenger, Ltd.	39,058	231,239
	Crown Resorts, Ltd.	143,373	1,114,536
	Downer EDI, Ltd.	2,503,006	12,261,096
	Fortescue Metals Group, Ltd.	5,980,308	44,301,073
#	Harvey Norman Holdings, Ltd.	2,695,782	7,565,093
	Incitec Pivot, Ltd.	6,038,965	13,112,086
	LendLease Group	1,329,871	15,972,095
	National Australia Bank, Ltd.	4,890,291	83,536,512
	Newcrest Mining, Ltd.	870,556	17,428,557
	Oil Search, Ltd.	2,351,889	11,241,224
	Origin Energy, Ltd.	4,869,242	26,340,990
	QBE Insurance Group, Ltd.	3,112,810	28,336,293
	Qube Holdings, Ltd.	11,942	27,221
	Santos, Ltd.	7,088,455	40,683,596
#	South32, Ltd.	25,273,728	43,367,086
	Star Entertainment Grp, Ltd. (The)	3,415,495	9,432,093
	Suncorp Group, Ltd.	3,397,664	29,025,101
	Tabcorp Holdings, Ltd.	4,801,883	14,946,986
	Westpac Banking Corp.	3,275,351	54,735,789
	Whitehaven Coal, Ltd.	1,914,945	3,167,308
	Woodside Petroleum, Ltd.	3,123,201	71,554,209
#	Worley, Ltd.	648,053	6,477,687
TOTAL AUSTRALIA			774,829,182
AUSTRIA — (0.1%)
	Raiffeisen Bank International AG	352,752	8,035,346
BELGIUM — (0.9%)
	Ageas	469,049	25,864,081
	KBC Group NV	565,642	41,504,162
#	Solvay SA	314,975	32,644,096
	UCB SA	174,595	16,066,611
TOTAL BELGIUM			116,078,950
CANADA — (8.2%)
#	AltaGas, Ltd.	455,083	7,327,957
	Bank of Montreal	362,717	27,662,858
	Bank of Montreal	1,357,448	103,464,686
	Bank of Nova Scotia (The)	175,137	9,565,439
#	Bank of Nova Scotia (The)	1,020,469	55,738,017
	Barrick Gold Corp.	1,196,009	22,150,658
	Barrick Gold Corp.	605,141	11,207,211
	Cameco Corp.	468,671	3,778,691
	Cameco Corp.	571,821	4,614,595
	Canadian Imperial Bank of Commerce	667,893	54,465,024
	Canadian Imperial Bank of Commerce	248,491	20,244,562
	Canadian Natural Resources, Ltd.	496,828	13,973,053

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Natural Resources, Ltd.	2,927,565	$82,352,403
#	Cenovus Energy, Inc.	2,110,053	18,378,562
	Empire Co., Ltd., Class A	108,380	2,514,180
	Fairfax Financial Holdings, Ltd.	97,836	43,777,803
	First Quantum Minerals, Ltd.	1,844,735	14,441,176
#	Genworth MI Canada, Inc.	153,865	6,789,871
	Great-West Lifeco, Inc.	376,457	9,754,202
	Husky Energy, Inc.	1,715,497	11,160,971
	iA Financial Corp., Inc.	573,199	31,544,569
	Imperial Oil, Ltd.	208,007	4,932,190
#	Imperial Oil, Ltd.	499,213	11,821,364
*	Kinross Gold Corp.	6,772,750	34,339,695
	Lundin Mining Corp.	3,127,964	16,403,257
	Magna International, Inc.	1,401,351	71,034,482
	Manulife Financial Corp.	1,802,195	35,106,987
#	Manulife Financial Corp.	1,671,414	32,542,431
	Nutrien, Ltd.	3,682	157,168
	Nutrien, Ltd.	721,180	30,787,166
	Onex Corp.	14,437	926,176
	SNC-Lavalin Group, Inc.	3,772	86,761
# *	Stars Group, Inc. (The)	275,049	6,562,669
	Sun Life Financial, Inc.	209,036	9,827,883
#	Sun Life Financial, Inc.	334,277	15,717,704
	Suncor Energy, Inc.	3,158,020	96,525,562
	Suncor Energy, Inc.	1,502,973	45,975,944
	Teck Resources, Ltd., Class B	1,355,792	17,518,546
#	Teck Resources, Ltd., Class B	1,867,648	24,111,336
	TMX Group, Ltd.	97,072	8,981,764
#	Tourmaline Oil Corp.	439,810	4,436,651
	West Fraser Timber Co., Ltd.	11,386	456,163
	Wheaton Precious Metals Corp.	5,802	170,869
TOTAL CANADA			1,023,329,256
DENMARK — (1.8%)
	AP Moller - Maersk A.S., Class A	7,614	8,555,989
	AP Moller - Maersk A.S., Class B	10,268	12,278,103
	Carlsberg A.S., Class B	288,439	42,121,821
	Danske Bank A.S.	950,671	15,869,816
# *	Demant A.S.	12,806	415,272
	DSV Panalpina A.S.	281,831	30,598,039
	H Lundbeck A.S.	224,767	9,550,881
	ISS A.S.	553,648	13,410,708
	Novozymes A.S., Class B	143,049	7,458,403
	Rockwool International A.S., Class B	22,552	5,257,758
	Tryg A.S.	172,556	5,228,421
	Vestas Wind Systems A.S.	774,838	76,916,178
TOTAL DENMARK			227,661,389
FINLAND — (0.8%)
	Fortum Oyj	720,447	17,434,739
	Nokia Oyj	118,722	462,149
	Nordea Bank Abp	3,874,650	30,564,626
	Stora Enso Oyj, Class R	1,165,514	15,128,950
	UPM-Kymmene Oyj	1,263,589	39,813,688
TOTAL FINLAND			103,404,152
FRANCE — (9.6%)
	Amundi SA	15,838	1,281,935

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Arkema SA	237,138	$21,728,770
#	Atos SE	82,984	6,881,737
	AXA SA	2,595,269	69,012,244
	BNP Paribas SA	1,990,380	105,624,535
	Bollore SA	1,707,770	6,939,159
*	Bollore SA	9,929	40,158
	Bouygues SA	1,023,747	40,447,914
	Carrefour SA	2,495,917	42,235,128
#	Casino Guichard Perrachon SA	71,021	2,886,038
	Cie de Saint-Gobain	2,069,157	78,065,878
	Cie Generale des Etablissements Michelin SCA	664,554	77,103,666
	CNP Assurances	573,388	10,321,144
	Credit Agricole SA	1,053,519	14,233,189
#	Electricite de France SA	1,705,570	21,055,721
	Engie SA	2,838,450	48,859,107
#	Iliad SA	12,285	1,612,297
	Natixis SA	3,147,635	13,292,089
	Orange SA	5,978,647	84,513,958
	Peugeot SA	3,133,702	64,523,699
	Publicis Groupe SA	226,598	10,044,896
	Renault SA	1,007,824	39,419,254
	Sanofi	12,712	1,225,924
	SCOR SE	326,474	13,876,086
	SES SA	240,518	2,951,815
	Societe Generale SA	1,959,974	63,424,088
	Total SA	6,874,996	334,748,333
	Valeo SA	751,932	22,333,237
TOTAL FRANCE			1,198,681,999
GERMANY — (6.4%)
	Allianz SE	175,127	41,810,420
	BASF SE	277,398	18,723,439
	Bayer AG	1,905,818	152,952,352
	Bayerische Motoren Werke AG	1,225,665	87,305,887
	Commerzbank AG	3,217,448	18,463,248
	Continental AG	299,004	34,121,484
	Covestro AG	320,553	13,508,993
	Daimler AG	3,530,733	163,497,717
#	Deutsche Bank AG	1,938,873	17,738,641
	Deutsche Bank AG	1,679,248	15,365,119
	Deutsche Lufthansa AG	1,747,757	26,624,701
	Evonik Industries AG	444,408	12,178,454
#	Fraport AG Frankfurt Airport Services Worldwide	184,371	13,712,956
#	Hapag-Lloyd AG	25,653	2,106,506
	HeidelbergCement AG	686,024	46,266,244
	METRO AG	335,254	4,664,720
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	125,998	37,149,272
	RWE AG	661,595	22,935,628
*	Talanx AG	207,392	10,349,744
	Telefonica Deutschland Holding AG	3,595,005	10,880,991
	Uniper SE	842,588	27,603,718
	Volkswagen AG	125,075	22,901,680
TOTAL GERMANY			800,861,914
HONG KONG — (2.8%)
	Bank of East Asia, Ltd. (The)	127,125	274,205
	BOC Aviation, Ltd.	647,400	5,968,581
#	Cathay Pacific Airways, Ltd.	5,830,000	7,352,280

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CK Asset Holdings, Ltd.	3,840,000	$24,533,579
	CK Hutchison Holdings, Ltd.	7,657,984	67,663,725
	CK Infrastructure Holdings, Ltd.	81,500	568,610
	Guoco Group, Ltd.	9,000	152,320
	Hang Lung Group, Ltd.	1,835,000	4,534,561
	Hang Lung Properties, Ltd.	5,009,000	10,463,430
	Henderson Land Development Co., Ltd.	2,256,485	10,130,832
	Kerry Properties, Ltd.	3,101,000	8,649,646
	Melco International Development, Ltd.	257,000	555,033
	MTR Corp., Ltd.	2,070,933	11,615,158
	New World Development Co., Ltd.	22,867,168	28,564,118
#	NWS Holdings, Ltd.	3,760,400	4,831,935
	Shangri-La Asia, Ltd.	3,398,000	3,132,187
	Sino Land Co., Ltd.	8,949,867	12,197,212
	SJM Holdings, Ltd.	5,295,000	5,903,376
#	Sun Hung Kai Properties, Ltd.	4,291,920	59,787,960
	Swire Pacific, Ltd., Class A	2,580,500	22,658,784
	Swire Pacific, Ltd., Class B	3,447,500	4,874,534
	WH Group, Ltd.	14,498,000	13,644,088
	Wharf Holdings, Ltd. (The)	4,339,990	10,720,845
	Wheelock & Co., Ltd.	2,720,000	16,557,085
	Xinyi Glass Holdings, Ltd.	1,106,000	1,386,133
	Yue Yuen Industrial Holdings, Ltd.	3,080,500	8,565,347
TOTAL HONG KONG			345,285,564
IRELAND — (0.3%)
	AIB Group P.L.C.	909,055	2,665,207
	Bank of Ireland Group P.L.C.	776,060	3,779,587
	CRH P.L.C.	293,793	11,030,989
	CRH P.L.C., Sponsored ADR	274,633	10,323,454
	Flutter Entertainment P.L.C.	93,007	10,550,364
TOTAL IRELAND			38,349,601
ISRAEL — (0.5%)
	Bank Hapoalim BM	2,736,994	23,498,833
	Bank Leumi Le-Israel BM	1,322,429	9,508,171
	First International Bank Of Israel, Ltd.	86,561	2,420,455
	Israel Discount Bank, Ltd., Class A	2,621,812	11,891,571
	Mizrahi Tefahot Bank, Ltd.	43,779	1,191,731
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	725,317	7,543,297
*	Teva Pharmaceutical Industries, Ltd.	27,913	287,750
TOTAL ISRAEL			56,341,808
ITALY — (2.1%)
	Assicurazioni Generali SpA	32,593	635,096
	Eni SpA	3,780,702	52,958,470
	Fiat Chrysler Automobiles NV	2,776,827	36,174,325
#	Fiat Chrysler Automobiles NV	1,793,632	23,353,089
	Intesa Sanpaolo SpA	23,333,225	51,411,860
	Mediobanca Banca di Credito Finanziario SpA	359,455	3,585,777
*	Telecom Italia SpA	63,812,045	34,260,954
	Telecom Italia SpA	812,322	427,092
# *	Telecom Italia SpA, Sponsored ADR	1,847,002	9,696,761
	UniCredit SpA	3,293,998	43,998,918
TOTAL ITALY			256,502,342

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (21.6%)
	AEON Financial Service Co., Ltd.	15,000	$234,338
	AGC, Inc.	895,500	30,185,808
	Aisin Seiki Co., Ltd.	545,800	18,169,694
	Alfresa Holdings Corp.	53,100	1,066,896
	Alps Alpine Co., Ltd.	135,200	2,427,223
	Amada Holdings Co., Ltd.	907,100	9,447,308
	Aozora Bank, Ltd.	253,300	6,825,384
	Asahi Kasei Corp.	1,105,000	11,302,323
	Bank of Kyoto, Ltd. (The)	113,679	4,543,264
	Brother Industries, Ltd.	107,100	2,068,353
	Canon Marketing Japan, Inc.	153,000	3,646,744
	Chiba Bank, Ltd. (The)	1,064,000	5,769,621
	Chugoku Bank, Ltd. (The)	256,900	2,435,235
	Citizen Watch Co., Ltd.	571,900	2,764,809
#	Coca-Cola Bottlers Japan Holdings, Inc.	395,257	10,403,517
	Concordia Financial Group, Ltd.	2,530,100	9,537,416
	Credit Saison Co., Ltd.	393,600	6,313,734
	Dai Nippon Printing Co., Ltd.	474,300	13,078,604
	Daicel Corp.	1,087,400	10,293,651
	Daido Steel Co., Ltd.	112,900	4,317,321
	Dai-ichi Life Holdings, Inc.	1,652,647	24,527,242
	Daio Paper Corp.	39,000	511,979
	Daiwa Securities Group, Inc.	4,492,800	22,721,308
	DeNA Co., Ltd.	163,100	2,682,329
	Denka Co., Ltd.	234,800	6,343,010
	Denso Corp.	882,000	36,181,541
	Dentsu Group, Inc.	396,100	13,126,365
	DIC Corp.	361,500	9,476,643
	Dowa Holdings Co., Ltd.	189,000	6,798,493
	Ebara Corp.	278,900	7,692,620
	Fuji Media Holdings, Inc.	52,200	709,742
	FUJIFILM Holdings Corp.	65,700	3,262,956
	Fukuoka Financial Group, Inc.	386,600	6,699,528
	Fukuyama Transporting Co., Ltd.	50,893	1,691,503
	Furukawa Electric Co., Ltd.	392,700	9,118,271
	Fuyo General Lease Co., Ltd.	5,300	330,581
	Glory, Ltd.	185,800	5,299,638
	Hachijuni Bank, Ltd. (The)	622,531	2,377,777
	Hankyu Hanshin Holdings, Inc.	667,600	27,085,943
	Haseko Corp.	294,400	3,838,371
	Heiwa Corp.	173,900	3,594,438
	Hino Motors, Ltd.	50,400	471,943
	Hitachi Capital Corp.	199,000	5,386,466
	Hitachi Chemical Co., Ltd.	64,700	2,708,549
	Hitachi Construction Machinery Co., Ltd.	9,200	246,541
	Hitachi Metals, Ltd.	874,700	13,443,624
	Hitachi, Ltd.	1,579,000	60,140,145
	Honda Motor Co., Ltd., Sponsored ADR	26,040	666,624
	Honda Motor Co., Ltd.	4,590,300	117,398,680
	Ibiden Co., Ltd.	413,900	9,533,811
	Idemitsu Kosan Co., Ltd.	589,138	14,703,861
#	IHI Corp.	236,700	5,605,888
	Iida Group Holdings Co., Ltd.	674,550	11,368,737
	Inpex Corp.	2,842,483	26,532,215
	Isetan Mitsukoshi Holdings, Ltd.	647,400	5,054,302
	Isuzu Motors, Ltd.	938,600	9,195,885
	ITOCHU Corp.	1,299,900	30,366,921
	Itoham Yonekyu Holdings, Inc.	196,800	1,237,215
	Iyo Bank, Ltd. (The)	492,300	2,540,574

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	J Front Retailing Co., Ltd.	1,025,800	$12,347,410
	Japan Post Holdings Co., Ltd.	1,165,810	10,604,987
	JFE Holdings, Inc.	2,099,895	24,866,707
	JGC Holdings Corp.	257,700	3,702,148
	JSR Corp.	706,100	12,576,363
	JTEKT Corp.	980,500	10,397,199
	JXTG Holdings, Inc.	9,040,403	38,450,426
	Kajima Corp.	543,500	6,895,045
	Kamigumi Co., Ltd.	342,200	7,311,995
	Kandenko Co., Ltd.	402,500	3,790,338
	Kaneka Corp.	250,708	7,686,480
	Kansai Mirai Financial Group, Inc.	96,797	558,396
	Kawasaki Heavy Industries, Ltd.	677,300	13,352,798
	Kinden Corp.	222,800	3,796,492
	Kobe Steel, Ltd.	1,581,200	7,220,550
	Kokuyo Co., Ltd.	160,600	2,373,797
	Konica Minolta, Inc.	2,140,500	13,065,861
	K's Holdings Corp.	403,300	4,897,178
	Kuraray Co., Ltd.	1,529,300	18,382,924
	Kurita Water Industries, Ltd.	7,500	219,326
	Kyocera Corp.	166,000	10,907,251
	Kyushu Financial Group, Inc.	668,749	2,792,202
	LIXIL Group Corp.	914,900	15,212,418
	Mabuchi Motor Co., Ltd.	81,200	2,958,693
	Maeda Corp.	39,500	377,039
#	Maeda Road Construction Co., Ltd.	10,100	341,380
	Marubeni Corp.	2,948,900	21,189,652
	Maruichi Steel Tube, Ltd.	15,500	430,081
	Mazda Motor Corp.	3,004,500	25,219,155
	Mebuki Financial Group, Inc.	1,258,420	2,788,759
	Medipal Holdings Corp.	186,050	3,942,396
	Mitsubishi Chemical Holdings Corp.	3,181,900	22,995,498
	Mitsubishi Corp.	1,981,300	50,791,848
	Mitsubishi Gas Chemical Co., Inc.	727,100	11,008,249
	Mitsubishi Heavy Industries, Ltd.	603,600	22,017,741
	Mitsubishi Logistics Corp.	89,600	2,270,073
	Mitsubishi Materials Corp.	518,200	13,033,086
	Mitsubishi Motors Corp.	2,460,900	9,168,654
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	4,212,480	21,652,147
#	Mitsubishi UFJ Financial Group, Inc.	11,934,650	61,279,853
	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,638,400	10,262,283
	Mitsui & Co., Ltd., Sponsored ADR	11,723	4,128,372
	Mitsui & Co., Ltd.	1,157,000	20,577,950
	Mitsui Chemicals, Inc.	823,660	18,088,589
	Mitsui Fudosan Co., Ltd.	463,900	12,286,624
	Mitsui OSK Lines, Ltd.	546,400	13,138,108
	Mizuho Financial Group, Inc.	28,808,800	42,721,446
	Mizuho Financial Group, Inc., ADR	64,489	193,467
	MS&AD Insurance Group Holdings, Inc.	666,953	22,151,288
	Nagase & Co., Ltd.	251,300	3,457,295
	NEC Corp.	404,210	17,992,743
	NGK Insulators, Ltd.	20,600	345,394
	NGK Spark Plug Co., Ltd.	270,400	4,751,304
	NH Foods, Ltd.	368,067	16,157,075
	NHK Spring Co., Ltd.	883,400	7,112,684
#	Nikon Corp.	902,000	10,891,637
	Nippo Corp.	285,900	7,014,379
	Nippon Electric Glass Co., Ltd.	232,300	4,487,584
	Nippon Express Co., Ltd.	316,124	16,472,904

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Kayaku Co., Ltd.	162,000	$1,899,642
	Nippon Paper Industries Co., Ltd.	475,600	7,739,865
	Nippon Shokubai Co., Ltd.	115,900	6,795,348
	Nippon Steel Corp.	2,166,993	30,068,058
	Nippon Yusen K.K.	771,300	12,282,122
	Nipro Corp.	136,100	1,549,523
	Nissan Motor Co., Ltd.	6,443,700	34,965,419
	Nitto Denko Corp.	19,300	1,072,850
	NOK Corp.	423,620	5,642,030
	Nomura Holdings, Inc.	4,281,202	21,917,199
	Nomura Real Estate Holdings, Inc.	521,500	12,842,458
	NSK, Ltd.	1,136,400	9,478,934
	Obayashi Corp.	2,342,282	25,687,744
	Oji Holdings Corp.	3,568,100	18,128,076
	ORIX Corp.	3,324,900	56,165,746
	Panasonic Corp.	835,200	8,300,230
	Rengo Co., Ltd.	899,500	6,302,843
	Resona Holdings, Inc.	2,696,600	11,120,366
	Ricoh Co., Ltd.	2,277,900	25,846,060
	Rohm Co., Ltd.	153,100	11,013,317
	Sankyo Co., Ltd.	30,900	1,038,122
	Sawai Pharmaceutical Co., Ltd.	7,500	487,392
	Sega Sammy Holdings, Inc.	52,200	710,819
	Seiko Epson Corp.	283,900	4,151,232
	Seino Holdings Co., Ltd.	481,500	6,154,619
#	Sekisui House, Ltd.	1,242,900	26,725,023
#	Shimamura Co., Ltd.	72,700	5,462,188
	Shimizu Corp.	808,700	8,294,700
	Shinsei Bank, Ltd.	313,400	4,798,533
	Shizuoka Bank, Ltd. (The)	851,000	5,974,324
#	Showa Denko K.K.	234,100	5,597,953
	SoftBank Group Corp.	1,267,900	51,190,898
	Sojitz Corp.	3,971,000	12,499,086
	Sompo Holdings, Inc.	322,656	12,055,654
	Subaru Corp.	92,600	2,316,157
	Sumitomo Bakelite Co., Ltd.	3,400	122,211
	Sumitomo Chemical Co., Ltd.	8,266,400	35,125,570
	Sumitomo Corp.	1,719,300	25,574,014
	Sumitomo Electric Industries, Ltd.	3,161,100	42,142,595
	Sumitomo Forestry Co., Ltd.	598,600	8,312,195
	Sumitomo Heavy Industries, Ltd.	524,600	13,742,884
	Sumitomo Metal Mining Co., Ltd.	682,864	19,414,129
	Sumitomo Mitsui Financial Group, Inc.	2,857,600	100,471,459
	Sumitomo Mitsui Trust Holdings, Inc.	391,543	14,436,180
	Sumitomo Osaka Cement Co., Ltd.	16,700	678,961
	Sumitomo Rubber Industries, Ltd.	770,500	8,465,713
	Suzuken Co., Ltd.	14,600	559,763
	T&D Holdings, Inc.	1,897,000	20,220,680
	Taiheiyo Cement Corp.	528,721	14,230,452
	Taisho Pharmaceutical Holdings Co., Ltd.	7,800	551,038
	Taiyo Yuden Co., Ltd.	70,200	2,024,211
#	Takashimaya Co., Ltd.	463,917	4,960,352
# *	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	132,541	2,548,757
	Takeda Pharmaceutical Co., Ltd.	131,971	5,068,133
	TDK Corp.	75,700	8,014,776
	Teijin, Ltd.	855,090	15,287,986
	THK Co., Ltd.	197,800	4,931,339
	Toda Corp.	717,800	4,603,525
	Toho Holdings Co., Ltd.	194,600	3,996,431

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokai Rika Co., Ltd.	28,300	$480,963
	Tokio Marine Holdings, Inc.	11,719	636,121
	Tokyo Broadcasting System Holdings, Inc.	56,000	968,544
	Tokyo Tatemono Co., Ltd.	870,300	14,061,785
	Tokyu Fudosan Holdings Corp.	2,556,700	18,023,037
	Toppan Printing Co., Ltd.	656,900	13,092,033
	Toray Industries, Inc.	2,334,400	15,274,706
	Tosoh Corp.	1,241,700	17,514,070
	Toyo Seikan Group Holdings, Ltd.	458,749	7,760,935
	Toyoda Gosei Co., Ltd.	311,200	7,060,686
	Toyota Industries Corp.	252,000	13,630,061
#	Toyota Motor Corp., Sponsored ADR	212,618	29,519,883
	Toyota Motor Corp.	3,715,890	258,357,132
	Toyota Tsusho Corp.	524,100	18,119,213
	TS Tech Co., Ltd.	145,000	3,984,942
	Tsumura & Co.	3,500	95,061
	TV Asahi Holdings Corp.	31,700	604,661
	Ube Industries, Ltd.	504,100	10,117,797
	Universal Entertainment Corp.	32,900	964,729
	Wacoal Holdings Corp.	69,200	1,841,982
	Yamada Denki Co., Ltd.	2,015,900	10,160,661
	Yamaguchi Financial Group, Inc.	399,348	2,404,145
	Yamaha Motor Co., Ltd.	553,300	10,267,931
	Yamato Kogyo Co., Ltd.	51,100	1,237,990
#	Yamazaki Baking Co., Ltd.	21,100	401,543
	Yokohama Rubber Co., Ltd. (The)	563,500	9,577,932
	Zeon Corp.	404,300	4,293,191
TOTAL JAPAN			2,682,816,841
NETHERLANDS — (3.4%)
	ABN AMRO Bank NV	1,461,221	25,433,218
#	Aegon NV	4,539,272	18,383,580
#	Aegon NV	523,920	2,100,919
	Akzo Nobel NV	29,483	2,782,206
	ArcelorMittal SA	1,116,104	16,393,342
#	ArcelorMittal SA	726,121	10,644,935
	ASR Nederland NV	26,845	998,877
	Coca-Cola European Partners P.L.C.	24,638	1,316,355
#	ING Groep NV, Sponsored ADR	921,132	10,012,705
	ING Groep NV	6,111,967	66,358,881
	Koninklijke Ahold Delhaize NV	5,195,538	127,506,026
	Koninklijke DSM NV	645,359	78,543,747
	Koninklijke Philips NV	150,684	6,900,940
#	Koninklijke Philips NV	33,914	1,552,583
#	Koninklijke Vopak NV	167,250	8,955,601
	NN Group NV	835,732	29,007,007
	Randstad NV	250,153	14,367,785
TOTAL NETHERLANDS			421,258,707
NEW ZEALAND — (0.2%)
	Air New Zealand, Ltd.	2,720,019	4,940,399
#	Auckland International Airport, Ltd.	1,975,400	10,995,337
	EBOS Group, Ltd.	175,760	2,697,809
	Fletcher Building, Ltd.	1,687,154	6,021,834
# *	Fonterra Co-operative Group, Ltd.	284,937	744,223
	Ryman Healthcare, Ltd.	39,063	414,135
	SKYCITY Entertainment Group, Ltd.	266,175	623,540
TOTAL NEW ZEALAND			26,437,277

The DFA International Value Series
CONTINUED
		Shares	Value»
NORWAY — (0.7%)
	DNB ASA	2,146,171	$37,520,584
	Equinor ASA	164,244	2,964,205
	Norsk Hydro ASA	5,166,320	16,146,530
	SpareBank 1 SR-Bank ASA	369,350	3,929,398
	Storebrand ASA	1,436,496	11,036,259
#	Subsea 7 SA	885,085	9,462,444
	Yara International ASA	283,939	10,311,368
TOTAL NORWAY			91,370,788
PORTUGAL — (0.1%)
	EDP Renovaveis SA	541,158	7,190,731
SINGAPORE — (1.0%)
	CapitaLand, Ltd.	8,246,300	21,730,439
	City Developments, Ltd.	1,714,600	13,214,992
	Frasers Property, Ltd.	492,700	613,915
	Golden Agri-Resources, Ltd.	5,473,500	836,993
	Hongkong Land Holdings, Ltd.	1,319,600	7,004,377
	Hutchison Port Holdings Trust	1,512,700	241,453
#	Keppel Corp., Ltd.	6,501,200	31,597,938
	Olam International, Ltd.	464,700	610,900
	Oversea-Chinese Banking Corp., Ltd.	1,014,356	7,982,076
	Sembcorp Industries, Ltd.	1,075,800	1,658,550
	Singapore Airlines, Ltd.	3,017,400	18,810,546
	United Industrial Corp., Ltd.	1,368,070	2,816,967
	UOL Group, Ltd.	1,203,774	6,992,810
	Wilmar International, Ltd.	3,623,300	10,317,680
	Yangzijiang Shipbuilding Holdings Ltd.	430,800	295,713
TOTAL SINGAPORE			124,725,349
SPAIN — (2.1%)
	Banco Bilbao Vizcaya Argentaria SA	4,649,895	24,070,613
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	538,369	2,756,449
	Banco de Sabadell SA	18,803,261	16,942,606
	Banco Santander SA	52,022,979	205,016,888
#	Banco Santander SA, Sponsored ADR	71,002	278,328
	Bankia SA	1,716,143	3,118,788
	CaixaBank SA	366,705	1,071,794
	Repsol SA	709,472	9,764,301
TOTAL SPAIN			263,019,767
SWEDEN — (2.5%)
#	BillerudKorsnas AB	504,958	6,488,642
	Boliden AB	1,195,043	28,370,579
	Dometic Group AB	580,297	5,277,489
	Getinge AB, Class B	559,676	9,531,416
	Holmen AB, Class A	5,562	166,228
	Holmen AB, Class B	416,562	12,333,506
#	Husqvarna AB, Class B	132,968	1,002,150
	ICA Gruppen AB	167,988	7,386,337
#	Intrum AB	198,388	5,496,499
	Millicom International Cellular SA	133,262	6,293,141
	Pandox AB	92,987	2,073,390
	Peab AB, Class B	213,986	2,148,218
#	Saab AB, Class B	18,354	595,914
	Skandinaviska Enskilda Banken AB, Class A	4,478,462	44,255,816
#	Skandinaviska Enskilda Banken AB, Class C	28,685	303,031
	SKF AB, Class B	1,179,544	21,591,102

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	SSAB AB, Class A	546,342	$1,678,625
	SSAB AB, Class B	1,359,160	3,912,458
	Svenska Cellulosa AB SCA, Class A	63,918	654,766
	Svenska Cellulosa AB SCA, Class B	1,714,282	17,151,697
	Svenska Handelsbanken AB, Class A	2,342,742	22,952,324
	Svenska Handelsbanken AB, Class B	37,204	388,082
	Swedbank AB, Class A	1,322,874	20,311,048
	Tele2 AB, Class B	140,411	2,118,394
	Telefonaktiebolaget LM Ericsson, Class B	63,056	495,773
	Telia Co. AB	7,857,507	33,602,191
	Trelleborg AB, Class B	662,912	10,884,127
	Volvo AB, Class A	46,480	795,074
	Volvo AB, Class B	2,126,664	36,352,618
TOTAL SWEDEN			304,610,635
SWITZERLAND — (9.5%)
#	ABB, Ltd.	3,339,357	77,746,690
	Adecco Group AG	683,506	40,045,342
*	Alcon, Inc.	63,250	3,727,978
*	Alcon, Inc.	507,291	29,969,597
	Baloise Holding AG	163,305	29,505,724
	Banque Cantonale Vaudoise	3,001	2,513,203
	Barry Callebaut AG	484	1,069,025
	Chocoladefabriken Lindt & Spruengli AG	6	559,451
#	Cie Financiere Richemont SA	1,165,784	84,662,400
	Clariant AG	157,372	3,542,404
	Credit Suisse Group AG	1,363,427	17,240,462
#	Credit Suisse Group AG, Sponsored ADR	1,052,790	13,275,682
	Flughafen Zurich AG	24,279	4,218,063
	Helvetia Holding AG	15,210	2,186,529
#	Julius Baer Group, Ltd.	716,015	35,777,575
	LafargeHolcim, Ltd.	804,630	40,891,935
	LafargeHolcim, Ltd.	375,078	19,012,988
	Lonza Group AG	224,587	92,235,582
	Novartis AG, Sponsored ADR	293,117	27,702,488
	Novartis AG	1,892,838	178,812,804
#	Swatch Group AG (The)	144,166	36,163,540
	Swatch Group AG (The)	195,503	9,503,821
	Swiss Life Holding AG	104,266	52,411,831
	Swiss Prime Site AG	120,516	14,713,216
	Swiss Re AG	324,348	36,625,014
#	Swisscom AG	75,353	41,343,425
	UBS Group AG	6,275,625	77,940,839
# *	UBS Group AG	1,233,581	15,259,397
	Vifor Pharma AG	39,537	7,285,750
	Zurich Insurance Group AG	445,436	184,908,336
TOTAL SWITZERLAND			1,180,851,091
UNITED KINGDOM — (14.3%)
	3i Group P.L.C.	794,832	11,562,235
	Anglo American P.L.C.	2,753,193	71,842,076
	Antofagasta P.L.C.	246,621	2,663,942
	Aviva P.L.C.	16,319,347	85,521,366
	Barclays P.L.C., Sponsored ADR	6,412,026	56,425,829
	Barclays P.L.C.	191,609	423,133
	Barratt Developments P.L.C.	3,816,804	40,410,527
	BP P.L.C., Sponsored ADR	3,728,757	134,719,990
#	British American Tobacco P.L.C., Sponsored ADR	952,398	41,953,132

The DFA International Value Series
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	British American Tobacco P.L.C.	3,130,216	$138,026,579
	Carnival P.L.C.	102,449	4,184,191
#	Carnival P.L.C., ADR	20,467	841,194
	Glencore P.L.C.	26,692,935	78,065,969
	GVC Holdings P.L.C.	69,102	799,008
	HSBC Holdings P.L.C.	13,949,143	101,412,793
#	HSBC Holdings P.L.C., Sponsored ADR	2,719,882	98,704,517
	Investec P.L.C.	1,312,079	7,239,926
#	J Sainsbury P.L.C.	8,162,535	21,771,564
	John Wood Group P.L.C.	531,596	2,631,344
	Kingfisher P.L.C.	7,975,671	21,412,739
	Lloyds Banking Group P.L.C.	181,694,609	135,641,206
#	Lloyds Banking Group P.L.C., ADR	1,844,768	5,460,513
	Melrose Industries P.L.C.	4,733,470	14,506,612
	Micro Focus International P.L.C., Sponsored ADR	187,071	2,506,758
	Micro Focus International P.L.C.	241,441	3,242,429
	Pearson P.L.C.	515,601	3,848,409
#	Pearson P.L.C., Sponsored ADR	1,119,256	8,304,880
	Phoenix Group Holdings P.L.C.	538,791	5,378,521
	Royal Bank of Scotland Group P.L.C.	5,175,515	14,823,729
#	Royal Bank of Scotland Group P.L.C., Sponsored ADR	1,051,278	6,013,310
	Royal Dutch Shell P.L.C., Class A	136,125	3,574,691
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	3,293,873	171,775,457
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,560,210	189,687,989
	Royal Dutch Shell P.L.C., Class B	141,340	3,713,935
	Royal Mail P.L.C.	786,558	2,055,973
	Standard Chartered P.L.C.	4,078,355	33,913,310
	Standard Life Aberdeen P.L.C.	1,614,944	6,416,856
	Vodafone Group P.L.C.	58,351,986	114,645,171
#	Vodafone Group P.L.C., Sponsored ADR	4,011,201	78,659,657
#	Wm Morrison Supermarkets P.L.C.	9,487,736	22,749,837
#	WPP P.L.C., Sponsored ADR	150,428	9,350,604
	WPP P.L.C.	2,296,513	28,553,810
TOTAL UNITED KINGDOM			1,785,435,711
UNITED STATES — (0.1%)
#	Ovintiv, Inc.	272,952	4,266,234
	Ovintiv, Inc.	513,177	7,995,851
TOTAL UNITED STATES			12,262,085
TOTAL COMMON STOCKS			11,849,340,485
PREFERRED STOCKS — (1.2%)
GERMANY — (1.2%)
	Bayerische Motoren Werke AG	157,620	8,785,911
	Porsche Automobil Holding SE	322,304	21,733,245
	Volkswagen AG	701,336	125,828,566
TOTAL GERMANY			156,347,722
TOTAL INVESTMENT SECURITIES (Cost $12,034,762,287)			12,005,688,207

			Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@ §	The DFA Short Term Investment Fund	38,537,272	445,953,312
TOTAL INVESTMENTS — (100.0%)
(Cost $12,480,652,212)^^			$12,451,641,519

The DFA International Value Series
CONTINUED
ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2020, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI EAFE Index	44	03/20/20	$4,404,481	$4,348,300	$(56,181)
S&P 500® Emini Index	681	03/20/20	110,355,454	109,777,200	(578,254)
Total Futures Contracts			$114,759,935	$114,125,500	$(634,435)
Summary of the Series' investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$774,829,182	—	$774,829,182
Austria	—	8,035,346	—	8,035,346
Belgium	—	116,078,950	—	116,078,950
Canada	$1,023,329,256	—	—	1,023,329,256
Denmark	—	227,661,389	—	227,661,389
Finland	—	103,404,152	—	103,404,152
France	—	1,198,681,999	—	1,198,681,999
Germany	15,365,119	785,496,795	—	800,861,914
Hong Kong	—	345,285,564	—	345,285,564
Ireland	10,323,454	28,026,147	—	38,349,601
Israel	7,543,297	48,798,511	—	56,341,808
Italy	33,049,850	223,452,492	—	256,502,342
Japan	58,709,250	2,624,107,591	—	2,682,816,841
Netherlands	24,311,142	396,947,565	—	421,258,707
New Zealand	—	26,437,277	—	26,437,277
Norway	—	91,370,788	—	91,370,788
Portugal	—	7,190,731	—	7,190,731
Singapore	—	124,725,349	—	124,725,349
Spain	3,034,777	259,984,990	—	263,019,767
Sweden	—	304,610,635	—	304,610,635
Switzerland	59,965,545	1,120,885,546	—	1,180,851,091
United Kingdom	804,403,830	981,031,881	—	1,785,435,711
United States	12,262,085	—	—	12,262,085

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$156,347,722	—	$156,347,722
Securities Lending Collateral	—	445,953,312	—	445,953,312
Futures Contracts**	$(634,435)	—	—	(634,435)
TOTAL	$2,051,663,170	$10,399,343,914	—	$12,451,007,084
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (2.7%)
	Adways, Inc.	22,400	$65,364
	Aeria, Inc.	15,800	116,761
#	Akatsuki, Inc.	30,200	1,378,087
# *	AlphaPolis Co., Ltd.	13,800	302,787
	Amuse, Inc.	1,900	48,912
	AOI TYO Holdings, Inc.	164,531	1,032,247
	Asahi Broadcasting Group Holdings Corp.	70,300	481,606
	Asahi Net, Inc.	102,300	652,321
	Ateam, Inc.	94,800	803,962
*	Atrae, Inc.	41,000	1,356,939
	Avex, Inc.	270,800	3,009,889
*	Bengo4.com, Inc.	36,300	1,538,791
*	Broadmedia Corp.	55,200	54,650
# *	CareerIndex, Inc.	25,100	84,384
#	Ceres, Inc.	24,900	269,866
#	Dip Corp.	232,800	7,410,793
*	Drecom Co., Ltd.	13,400	91,088
*	eBook Initiative Japan Co., Ltd.	14,200	226,320
#	Extreme Co., Ltd.	17,300	308,970
	F@N Communications, Inc.	367,100	1,489,120
#	Faith, Inc.	60,910	433,818
#	Freebit Co., Ltd.	69,000	530,037
	Full Speed, Inc.	41,900	186,228
	Gakken Holdings Co., Ltd.	38,100	2,518,186
#	Gree, Inc.	948,100	3,980,692
*	GungHo Online Entertainment, Inc.	53,000	964,190
	Gurunavi, Inc.	213,800	1,736,772
	Imagica Group, Inc.	118,100	564,417
	Intage Holdings, Inc.	248,600	2,002,136
	Internet Initiative Japan, Inc.	194,900	5,422,036
	ITmedia, Inc.	25,500	198,447
# *	Itokuro, Inc.	55,700	717,588
*	Kadokawa Dwango	390,316	6,526,506
#	Kamakura Shinsho, Ltd.	61,100	888,485
# *	KLab, Inc.	141,900	1,011,783
	LIFULL Co., Ltd.	462,800	2,376,152
	Macromill, Inc.	261,900	2,397,260
	MarkLines Co., Ltd.	70,900	1,271,634
	Marvelous, Inc.	240,400	1,527,152
	Members Co., Ltd.	45,500	777,462
	Mixi, Inc.	224,600	3,949,224
# *	Mobile Factory, Inc.	24,600	353,620
	MTI, Ltd.	179,700	1,131,683
	Okinawa Cellular Telephone Co.	86,400	3,473,720
# *	PR Times, Inc.	600	12,926
	Proto Corp.	181,400	2,277,402
# *	Shobunsha Publications, Inc.	249,100	871,672
	SKY Perfect JSAT Holdings, Inc.	1,050,500	4,518,840
#	SoldOut, Inc.	6,300	120,146
# *	Synchro Food Co., Ltd.	47,900	233,425
	Toei Animation Co., Ltd.	54,100	2,592,534
	Toei Co., Ltd.	19,900	2,748,044
	Tohokushinsha Film Corp.	90,500	526,923
#	Tow Co., Ltd.	136,000	1,191,112

The Japanese Small Company Series
CONTINUED
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	TV Asahi Holdings Corp.	23,500	$448,250
	Tv Tokyo Holdings Corp.	102,900	2,192,146
#	Usen-Next Holdings Co., Ltd.	86,800	1,305,547
#	ValueCommerce Co., Ltd.	113,500	2,641,017
#	V-Cube, Inc.	112,200	713,487
*	Vector, Inc.	206,200	2,344,161
*	Vision, Inc.	128,400	1,677,196
	Wowow, Inc.	44,800	1,110,198
# *	Zappallas, Inc.	55,900	195,187
#	Zenrin Co., Ltd.	266,950	3,596,777
	ZIGExN Co., Ltd.	436,900	1,943,601
TOTAL COMMUNICATION SERVICES			98,922,676
CONSUMER DISCRETIONARY — (17.8%)
	Adastria Co., Ltd.	165,140	3,244,307
#	Adventure, Inc.	8,800	285,063
#	Aeon Fantasy Co., Ltd.	57,532	1,226,130
*	AGORA Hospitality Group Co., Ltd.	341,200	96,965
	Ahresty Corp.	158,000	750,884
	Aigan Co., Ltd.	86,100	198,208
	Ainavo Holdings Co., Ltd.	5,600	50,565
	Aisan Industry Co., Ltd.	254,300	1,638,870
# *	Akebono Brake Industry Co., Ltd.	396,600	808,821
#	Alleanza Holdings Co., Ltd.	99,000	889,316
	Alpen Co., Ltd.	131,600	1,973,066
	Alpha Corp.	52,600	617,253
	Amiyaki Tei Co., Ltd.	31,500	1,014,433
	AOKI Holdings, Inc.	285,200	2,782,479
	Aoyama Trading Co., Ltd.	336,500	4,313,844
	Arata Corp.	100,400	4,152,748
	Arcland Sakamoto Co., Ltd.	218,100	2,398,142
	Arcland Service Holdings Co., Ltd.	110,400	1,998,936
	Asahi Co., Ltd.	114,000	1,370,915
	Asante, Inc.	49,700	901,787
	Ashimori Industry Co., Ltd.	30,899	384,168
	ASKUL Corp.	60,500	1,975,886
#	Asti Corp.	20,800	359,596
#	Atom Corp.	730,700	6,845,710
	Atsugi Co., Ltd.	119,400	866,146
*	Aucfan Co., Ltd.	3,100	19,487
	Aucnet, Inc.	26,800	293,255
	Autobacs Seven Co., Ltd.	548,500	7,992,809
	Avantia Co., Ltd.	78,000	715,154
	Baroque Japan, Ltd.	96,500	926,290
*	Beaglee, Inc.	35,400	358,935
	Beauty Garage, Inc.	18,600	374,501
	Belluna Co., Ltd.	379,100	2,154,009
	Bic Camera, Inc.	184,200	1,997,354
#	Bookoff Group Holdings, Ltd.	68,800	614,144
	BRONCO BILLY Co., Ltd.	81,900	1,933,162
	Can Do Co., Ltd.	71,000	1,055,712
#	Central Automotive Products, Ltd.	85,400	2,074,126
	Central Sports Co., Ltd.	52,100	1,466,442
#	Chikaranomoto Holdings Co., Ltd.	35,400	322,305
	CHIMNEY Co., Ltd.	37,900	806,989
	Chiyoda Co., Ltd.	124,200	1,668,943
	Chofu Seisakusho Co., Ltd.	143,500	3,045,596
	Choushimaru Co., Ltd.	6,300	76,469
	Chuo Spring Co., Ltd.	20,000	555,022

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Cleanup Corp.	147,500	$908,550
#	Coco's Japan Co., Ltd.	57,700	817,983
	Colowide Co., Ltd.	346,600	7,027,792
	Corona Corp.	105,500	989,785
#	Create Restaurants Holdings, Inc.	341,300	7,112,299
#	Cross Plus, Inc.	9,800	67,978
	Daido Metal Co., Ltd.	305,400	1,890,247
	Daidoh, Ltd.	105,400	266,854
	Daikoku Denki Co., Ltd.	60,900	895,030
	Daikyonishikawa Corp.	274,100	1,870,996
	Dainichi Co., Ltd.	68,900	435,281
#	DCM Holdings Co., Ltd.	789,100	7,540,510
	DD Holdings Co., Ltd.	60,400	907,886
#	Demae-Can Co., Ltd.	76,000	711,510
	Descente, Ltd.	182,100	2,958,180
	Doshisha Co., Ltd.	174,400	2,686,435
#	Doutor Nichires Holdings Co., Ltd.	213,186	4,029,217
	Dynic Corp.	42,200	301,261
	Eagle Industry Co., Ltd.	198,600	1,766,147
	EAT&Co, Ltd.	33,000	568,459
#	EDION Corp.	552,600	5,712,729
#	Enigmo, Inc.	183,400	1,465,094
	ES-Con Japan, Ltd.	200,400	1,717,259
	ESCRIT, Inc.	47,100	330,998
	Eslead Corp.	57,200	1,050,792
	ESTELLE Holdings Co., Ltd.	12,600	80,909
	Exedy Corp.	212,500	4,397,400
	FCC Co., Ltd.	270,100	5,460,367
	Felissimo Corp.	21,200	194,239
	Fields Corp.	119,200	607,819
	Fine Sinter Co., Ltd.	10,300	191,977
	First Juken Co., Ltd.	51,200	580,139
	First-corp, Inc.	45,300	240,253
#	FJ Next Co., Ltd.	116,100	1,294,859
	Foster Electric Co., Ltd.	151,200	2,247,015
	France Bed Holdings Co., Ltd.	153,900	1,342,353
	F-Tech, Inc.	102,800	713,487
	Fuji Co., Ltd.	147,300	2,469,799
	Fuji Corp.	40,200	766,905
	Fuji Corp., Ltd.	197,800	1,214,153
#	Fuji Kyuko Co., Ltd.	48,200	1,689,793
	Fujibo Holdings, Inc.	76,600	2,491,341
	Fujikura Composites, Inc.	141,700	569,305
#	Fujio Food System Co., Ltd.	109,500	1,760,997
	Fujishoji Co., Ltd.	55,100	497,357
	Fujita Kanko, Inc.	58,700	1,419,277
	Fujitsu General, Ltd.	407,100	9,101,318
	FuKoKu Co., Ltd.	67,200	443,899
*	Funai Electric Co., Ltd.	139,000	826,661
#	Furukawa Battery Co., Ltd. (The)	101,100	681,921
	Furyu Corp.	100,400	1,069,403
	Futaba Industrial Co., Ltd.	444,800	2,672,522
#	Gakkyusha Co., Ltd.	50,900	669,692
#	Genki Sushi Co., Ltd.	38,000	1,017,592
	Geo Holdings Corp.	242,700	2,758,504
#	Gfoot Co., Ltd.	98,100	559,524
	GLOBERIDE, Inc.	62,099	1,327,682
	Gokurakuyu Holdings Co., Ltd.	82,500	349,665
#	Golf Digest Online, Inc.	72,900	429,459

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Greens Co., Ltd.	32,000	$283,106
	GSI Creos Corp.	31,592	364,103
	G-Tekt Corp.	147,400	2,116,672
	Gunze, Ltd.	121,300	4,836,406
	H2O Retailing Corp.	352,600	3,196,217
	Hagihara Industries, Inc.	98,300	1,433,805
#	Hakuyosha Co., Ltd.	13,600	352,334
	Hamee Corp.	36,100	489,855
	Handsman Co., Ltd.	40,600	508,957
	Happinet Corp.	120,200	1,445,940
#	Harada Industry Co., Ltd.	64,200	573,201
	Hard Off Corp. Co., Ltd.	67,300	506,670
	Haruyama Holdings, Inc.	59,700	472,409
	Heian Ceremony Service Co., Ltd.	8,300	67,840
	Heiwa Corp.	65,000	1,343,522
	Hiday Hidaka Corp.	181,465	3,283,241
	HI-LEX Corp.	122,100	1,961,142
	Himaraya Co., Ltd.	35,900	273,664
#	Hinokiya Group Co., Ltd.	48,400	898,492
# *	Hiramatsu, Inc.	75,200	188,405
#	HIS Co., Ltd.	148,900	3,420,824
#	H-One Co., Ltd.	143,000	937,051
	Honeys Holdings Co., Ltd.	170,640	2,136,048
	Hoosiers Holdings	343,000	2,162,455
	Hotland Co., Ltd.	66,900	788,024
#	House Do Co., Ltd.	28,700	344,813
#	HUB Co., Ltd.	36,400	335,440
	I K K, Inc.	67,800	450,120
	IBJ, Inc.	84,700	965,812
#	Ichibanya Co., Ltd.	116,358	6,078,592
	Ichikoh Industries, Ltd.	162,000	1,007,837
	IDOM, Inc.	436,200	2,337,437
	IJTT Co., Ltd.	170,180	1,017,281
	Imasen Electric Industrial	126,500	1,026,124
*	Istyle, Inc.	307,900	1,317,799
	Janome Sewing Machine Co., Ltd.	104,900	386,953
	Japan Best Rescue System Co., Ltd.	114,400	1,008,058
	Japan Wool Textile Co., Ltd. (The)	378,600	3,612,658
#	JFLA Holdings, Inc.	106,300	406,451
	JINS Holdings, Inc.	104,100	7,320,810
#	Joban Kosan Co., Ltd.	46,199	698,174
	Joshin Denki Co., Ltd.	127,900	2,801,613
	Joyful Honda Co., Ltd.	12,500	141,310
	JP-Holdings, Inc.	351,000	1,014,264
	JVCKenwood Corp.	747,400	1,701,545
	Kappa Create Co., Ltd.	79,600	1,078,586
	Kasai Kogyo Co., Ltd.	182,100	1,349,715
	Kawai Musical Instruments Manufacturing Co., Ltd.	36,500	1,157,569
	Keihin Corp.	340,100	7,949,997
	Keiyo Co., Ltd.	283,700	1,398,583
	KFC Holdings Japan, Ltd.	69,400	1,907,846
	King Co., Ltd.	54,100	278,682
	Kintetsu Department Store Co., Ltd.	61,500	2,012,482
	Ki-Star Real Estate Co., Ltd.	50,600	863,247
*	KNT-CT Holdings Co., Ltd.	78,700	945,711
	Kohnan Shoji Co., Ltd.	171,100	3,730,864
	Kojima Co., Ltd.	212,000	1,020,115
	Komatsu Matere Co., Ltd.	229,100	1,562,381
	KOMEDA Holdings Co., Ltd.	372,500	7,438,198

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Komehyo Co., Ltd.	53,500	$506,210
	Komeri Co., Ltd.	233,000	5,022,085
	Konaka Co., Ltd.	173,606	647,633
	Koshidaka Holdings Co., Ltd.	265,600	3,748,941
#	Kourakuen Holdings Corp.	80,400	1,370,310
	KU Holdings Co., Ltd.	124,400	1,018,880
	Kura Sushi, Inc.	79,500	3,996,120
	Kurabo Industries, Ltd.	125,400	2,671,062
	Kushikatsu Tanaka Holdings Co.	17,800	368,552
*	KYB Corp.	170,400	4,584,319
	Kyoritsu Maintenance Co., Ltd.	150,962	6,041,025
	Kyoto Kimono Yuzen Co., Ltd.	29,100	87,051
# *	Laox Co., Ltd.	153,800	349,442
#	LEC, Inc.	182,800	2,023,835
*	Litalico, Inc.	42,200	1,049,272
	LIXIL VIVA Corp.	173,800	3,555,606
	Look Holdings, Inc.	36,700	352,095
	Mamiya-Op Co., Ltd.	32,700	328,306
	Mars Group Holdings Corp.	92,900	1,667,411
	Maruzen CHI Holdings Co., Ltd.	122,900	407,333
#	Matsuya Co., Ltd.	109,300	730,796
	Matsuyafoods Holdings Co., Ltd.	68,500	2,964,430
	Media Do Holdings Co., Ltd.	42,700	1,234,871
#	Meiko Network Japan Co., Ltd.	162,500	1,422,364
#	Meiwa Estate Co., Ltd.	90,400	510,090
	Mikuni Corp.	170,000	510,686
	Mitsuba Corp.	219,790	1,289,315
	Mizuno Corp.	140,000	3,374,816
	Monogatari Corp. (The)	37,200	2,987,484
	Morito Co., Ltd.	115,800	836,858
#	MrMax Holdings, Ltd.	175,700	745,610
	Murakami Corp.	30,200	775,194
	Musashi Seimitsu Industry Co., Ltd.	365,100	4,264,613
	Nafco Co., Ltd.	50,300	646,886
	Nagase Brothers, Inc.	200	10,625
	Nagawa Co., Ltd.	49,600	3,117,077
	Nakayamafuku Co., Ltd.	74,400	366,109
	New Art Holdings Co., Ltd.	8,934	73,733
#	Nextage Co., Ltd.	217,100	2,045,982
	NHK Spring Co., Ltd.	385,300	3,102,238
	Nichirin Co., Ltd.	68,960	1,227,194
	Nihon House Holdings Co., Ltd.	329,500	1,399,572
	Nihon Plast Co., Ltd.	120,500	738,436
	Nihon Tokushu Toryo Co., Ltd.	86,400	1,019,535
	Nikki Co., Ltd.	2,100	46,176
	Nippon Felt Co., Ltd.	84,000	381,358
	Nippon Piston Ring Co., Ltd.	46,000	615,886
	Nippon Seiki Co., Ltd.	355,100	5,216,756
	Nishikawa Rubber Co., Ltd.	32,400	531,736
#	Nishimatsuya Chain Co., Ltd.	377,900	3,232,289
	Nissan Shatai Co., Ltd.	523,000	4,965,248
	Nissan Tokyo Sales Holdings Co., Ltd.	178,000	449,919
	Nissin Kogyo Co., Ltd.	316,900	6,406,349
	Nittan Valve Co., Ltd.	93,500	232,386
	Nojima Corp.	228,900	4,515,211
	Ohashi Technica, Inc.	73,600	1,045,268
	Ohsho Food Service Corp.	103,400	6,204,445
*	Oisix ra daichi, Inc.	63,300	602,247
	Onward Holdings Co., Ltd.	780,100	4,481,118

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Ootoya Holdings Co., Ltd.	40,200	$874,363
*	Open Door, Inc.	69,400	842,654
	Ozu Corp.	24,400	445,998
	Pacific Industrial Co., Ltd.	361,200	4,303,811
	PAL GROUP Holdings Co., Ltd.	83,600	2,461,994
	PAPYLESS Co., Ltd.	34,600	614,230
	Parco Co., Ltd.	182,600	3,074,639
	Paris Miki Holdings, Inc.	175,600	555,588
	PC Depot Corp.	223,881	1,200,612
	People Co., Ltd.	19,600	193,285
#	Pepper Food Service Co., Ltd.	70,600	624,080
#	PIA Corp.	35,100	1,394,175
	Piolax, Inc.	219,300	3,878,577
	Plenus Co., Ltd.	151,700	2,761,736
	Press Kogyo Co., Ltd.	636,000	2,093,553
#	Pressance Corp.	281,800	3,137,570
	Raccoon Holdings, Inc.	90,200	652,703
	Regal Corp.	1,500	37,677
	Renaissance, Inc.	92,200	1,457,148
# *	Renown, Inc.	345,000	336,322
	Resorttrust, Inc.	426,700	6,695,928
	Rhythm Watch Co., Ltd.	53,800	436,710
#	Riberesute Corp.	60,400	495,965
	Ride On Express Holdings Co., Ltd.	54,600	917,573
#	Right On Co., Ltd.	129,325	703,376
	Riken Corp.	66,500	2,142,459
#	Ringer Hut Co., Ltd.	166,200	3,750,743
	Riso Kyoiku Co., Ltd.	723,600	2,391,589
#	Round One Corp.	503,400	4,689,517
#	Royal Holdings Co., Ltd.	213,200	4,660,257
*	Royal Hotel, Ltd. (The)	2,100	29,766
	Sac's Bar Holdings, Inc.	138,350	1,084,172
	Saizeriya Co., Ltd.	227,500	4,977,635
	Sakai Ovex Co., Ltd.	32,199	528,775
	San Holdings, Inc.	62,200	795,306
# *	Sanden Holdings Corp.	104,200	621,771
	Sanei Architecture Planning Co., Ltd.	75,800	1,036,880
	Sangetsu Corp.	318,650	5,623,694
	Sankyo Seiko Co., Ltd.	252,500	1,361,830
#	Sanoh Industrial Co., Ltd.	193,000	1,810,514
	Sanyei Corp.	4,300	143,081
	Sanyo Electric Railway Co., Ltd.	126,498	2,444,557
	Sanyo Shokai, Ltd.	96,199	1,093,307
	Scroll Corp.	202,300	649,536
	Seiko Holdings Corp.	211,281	5,150,289
	Seiren Co., Ltd.	372,200	4,751,337
	Senshukai Co., Ltd.	230,700	967,537
	Seria Co., Ltd.	91,700	2,523,510
#	SFP Holdings Co., Ltd.	67,100	1,375,431
# *	Shidax Corp.	143,400	434,641
#	Shikibo, Ltd.	65,500	918,569
	Shimachu Co., Ltd.	285,400	8,146,555
	Shimojima Co., Ltd.	46,100	476,527
	Shoei Co., Ltd.	91,400	4,156,807
	Showa Corp.	399,000	8,234,216
	Snow Peak, Inc.	62,700	578,094
	SNT Corp.	237,700	983,579
	Soft99 Corp.	83,400	788,126
	Sotoh Co., Ltd.	47,400	424,327

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Space Value Holdings Co., Ltd.	239,300	$1,197,986
	SPK Corp.	22,700	539,159
	SRS Holdings Co., Ltd.	132,600	1,273,091
	St Marc Holdings Co., Ltd.	119,200	2,494,058
	Starts Corp., Inc.	257,600	6,220,221
	Step Co., Ltd.	63,200	935,627
	Studio Alice Co., Ltd.	65,900	1,163,664
*	Studio Atao Co., Ltd.	1,000	6,143
#	Suminoe Textile Co., Ltd.	38,500	898,765
	Sumitomo Riko Co., Ltd.	290,800	2,282,592
	Suncall Corp.	132,600	646,830
	Syuppin Co., Ltd.	124,400	1,200,824
	T RAD Co., Ltd.	48,200	806,925
	Tachikawa Corp.	75,300	849,122
	Tachi-S Co., Ltd.	225,040	2,620,751
	Taiho Kogyo Co., Ltd.	118,300	781,062
#	Takashimaya Co., Ltd.	283,100	3,026,998
	Take And Give Needs Co., Ltd.	65,910	613,155
#	Takihyo Co., Ltd.	36,800	638,772
#	Tama Home Co., Ltd.	103,600	1,218,746
	Tamron Co., Ltd.	126,500	2,686,721
	Tbk Co., Ltd.	163,200	694,097
#	Tear Corp.	60,900	334,003
	Temairazu, Inc.	9,100	486,167
	Tenpos Holdings Co., Ltd.	33,300	748,432
	T-Gaia Corp.	157,400	3,870,764
	Tigers Polymer Corp.	87,800	459,012
	Toa Corp.	186,100	1,916,464
	Toabo Corp.	52,099	265,848
	Tokai Rika Co., Ltd.	302,900	5,147,832
	Token Corp.	52,050	3,600,120
*	Tokyo Base Co., Ltd.	109,300	508,368
#	Tokyo Dome Corp.	599,600	5,625,962
	Tokyo Individualized Educational Institute, Inc.	78,300	513,359
#	Tokyo Radiator Manufacturing Co., Ltd.	24,300	205,239
	Tokyotokeiba Co., Ltd.	92,300	2,713,077
#	Tokyu Recreation Co., Ltd.	20,700	1,082,642
	Tomy Co., Ltd.	641,393	6,937,271
	Topre Corp.	253,700	3,850,746
	Toridoll Holdings Corp.	165,900	3,777,633
#	Torikizoku Co., Ltd.	42,500	1,001,825
	Tosho Co., Ltd.	122,000	2,374,028
	Toyo Tire Corp	373,800	4,672,627
	TPR Co., Ltd.	169,600	2,776,076
	Treasure Factory Co., Ltd.	10,300	79,633
	TS Tech Co., Ltd.	102,300	2,811,445
	TSI Holdings Co., Ltd.	491,995	2,312,819
	Tsukada Global Holdings, Inc.	112,500	596,046
	Tsukamoto Corp. Co., Ltd.	19,000	201,006
	Tsutsumi Jewelry Co., Ltd.	55,500	1,075,493
*	Umenohana Co., Ltd.	22,200	516,522
	Unipres Corp.	306,500	3,909,397
	United Arrows, Ltd.	164,000	4,361,099
*	Unitika, Ltd.	433,700	1,706,351
*	VIA Holdings, Inc.	153,400	931,973
	Village Vanguard Co., Ltd.	38,600	355,635
# *	Visionary Holdings Co., Ltd.	50,109	238,474
	VT Holdings Co., Ltd.	607,500	2,485,267
	Wacoal Holdings Corp.	317,400	8,448,629

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Waseda Academy Co., Ltd.	28,300	$292,617
	WATAMI Co., Ltd.	165,400	1,936,043
	Watts Co., Ltd.	59,800	339,590
#	Weds Co., Ltd.	14,500	79,406
	Xebio Holdings Co., Ltd.	198,300	2,109,443
	Yachiyo Industry Co., Ltd.	54,900	345,510
	Yagi & Co., Ltd.	18,600	287,916
	Yamato International, Inc.	119,800	448,701
	Yasunaga Corp.	54,500	573,099
	Yellow Hat, Ltd.	261,800	4,167,576
#	Yomiuri Land Co., Ltd.	31,500	1,235,507
#	Yondoshi Holdings, Inc.	128,620	2,793,644
	Yorozu Corp.	148,900	1,955,921
#	Yoshinoya Holdings Co., Ltd.	349,800	7,910,302
	Yossix Co., Ltd.	22,600	599,531
	Yutaka Giken Co., Ltd.	8,700	176,496
	Zojirushi Corp.	10,500	208,692
TOTAL CONSUMER DISCRETIONARY			651,673,432
CONSUMER STAPLES — (7.3%)
#	Aeon Hokkaido Corp.	248,600	1,813,752
	AFC-HD AMS Life Science Co., Ltd.	53,100	334,476
	Ain Holdings, Inc.	48,100	2,940,154
#	Albis Co., Ltd.	38,700	779,684
	Arcs Co., Ltd.	315,400	5,549,213
	Artnature, Inc.	130,100	930,728
	Axial Retailing, Inc.	120,300	4,048,766
	Belc Co., Ltd.	82,200	4,384,293
#	Bourbon Corp.	50,700	870,785
	Bull-Dog Sauce Co., Ltd.	3,000	31,518
	Cawachi, Ltd.	77,000	1,501,059
	C'BON COSMETICS Co., Ltd.	10,800	245,809
	Chubu Shiryo Co., Ltd.	170,000	2,628,116
	Chuo Gyorui Co., Ltd.	9,800	258,742
	cocokara fine, Inc.	147,860	9,105,102
#	Como Co., Ltd.	2,600	59,912
#	Cota Co., Ltd.	84,221	1,170,974
	Create SD Holdings Co., Ltd.	191,800	4,771,157
	Daikokutenbussan Co., Ltd.	45,500	1,485,586
	Delica Foods Holdings Co., Ltd.	66,700	433,970
#	DyDo Group Holdings, Inc.	69,600	2,617,736
	Earth Corp.	22,800	1,218,309
	Ebara Foods Industry, Inc.	27,900	560,015
	Eco's Co., Ltd.	53,000	817,604
	Ensuiko Sugar Refining Co., Ltd.	86,200	182,140
	Feed One Co., Ltd.	852,640	1,402,998
*	First Baking Co., Ltd.	12,000	103,420
	Fujicco Co., Ltd.	142,500	2,505,762
	Fujiya Co., Ltd.	77,000	1,542,838
	G-7 Holdings, Inc.	85,300	1,931,307
#	Genky DrugStores Co., Ltd.	58,200	1,053,191
#	HABA Laboratories, Inc.	16,100	1,095,110
	Hagoromo Foods Corp.	19,500	475,792
#	Halows Co., Ltd.	59,300	1,483,049
	Hayashikane Sangyo Co., Ltd.	29,400	185,562
	Heiwado Co., Ltd.	234,700	4,100,757
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	665,446
	Hokuto Corp.	180,200	3,190,463
	Ichimasa Kamaboko Co., Ltd.	43,100	386,059

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Imuraya Group Co., Ltd.	60,500	$1,060,499
	Inageya Co., Ltd.	69,400	929,241
	Itochu-Shokuhin Co., Ltd.	36,700	1,685,968
	Itoham Yonekyu Holdings, Inc.	278,900	1,753,349
	Iwatsuka Confectionery Co., Ltd.	7,200	276,765
	Japan Meat Co., Ltd.	77,800	1,605,781
	J-Oil Mills, Inc.	74,600	2,805,009
	Kadoya Sesame Mills, Inc.	15,600	553,251
#	Kakiyasu Honten Co., Ltd.	64,300	1,926,542
	Kameda Seika Co., Ltd.	93,400	4,164,476
	Kaneko Seeds Co., Ltd.	43,900	513,181
#	Kanemi Co., Ltd.	5,400	156,135
	Kansai Super Market, Ltd.	89,900	834,630
	Kato Sangyo Co., Ltd.	186,100	5,771,859
#	Kenko Mayonnaise Co., Ltd.	89,400	2,003,429
	Key Coffee, Inc.	67,700	1,402,777
#	Kirindo Holdings Co., Ltd.	50,800	792,977
#	Kitanotatsujin Corp.	378,400	2,120,327
	Kotobuki Spirits Co., Ltd.	61,900	4,087,081
	Kusuri no Aoki Holdings Co., Ltd.	34,600	2,083,302
	Kyokuyo Co., Ltd.	69,599	1,805,063
#	Lacto Japan Co., Ltd.	33,800	1,244,552
	Life Corp.	145,100	3,457,851
	Marudai Food Co., Ltd.	150,700	2,916,278
	Maruha Nichiro Corp.	193,307	4,622,861
	Maxvalu Tokai Co., Ltd.	50,800	1,080,797
	Medical System Network Co., Ltd.	166,500	795,496
	Megmilk Snow Brand Co., Ltd.	242,100	5,661,850
	Meito Sangyo Co., Ltd.	67,200	856,875
	Milbon Co., Ltd.	170,552	9,544,134
	Ministop Co., Ltd.	110,300	1,556,892
	Mitsubishi Shokuhin Co., Ltd.	117,300	3,387,542
	Mitsui Sugar Co., Ltd.	125,370	2,456,256
	Miyoshi Oil & Fat Co., Ltd.	50,600	546,850
	Morinaga Milk Industry Co., Ltd.	247,900	9,479,741
#	Morozoff, Ltd.	20,800	969,802
	Nagatanien Holdings Co., Ltd.	82,300	1,626,333
	Nakamuraya Co., Ltd.	28,200	1,048,528
	Natori Co., Ltd.	67,800	1,044,276
	Nichimo Co., Ltd.	17,000	303,579
	Nihon Chouzai Co., Ltd.	47,260	1,662,297
	Niitaka Co., Ltd.	2,860	76,150
	Nippon Beet Sugar Manufacturing Co., Ltd.	71,600	1,235,346
	Nippon Flour Mills Co., Ltd.	414,400	6,250,968
	Nippon Suisan Kaisha, Ltd.	1,624,100	8,856,852
	Nishimoto Co., Ltd.	11,300	378,021
	Nisshin Oillio Group, Ltd. (The)	197,200	6,598,466
	Nissin Sugar Co., Ltd.	115,100	2,106,063
	Nitto Fuji Flour Milling Co., Ltd.	8,100	474,579
	Noevir Holdings Co., Ltd.	39,200	1,785,255
	Oenon Holdings, Inc.	419,400	1,463,280
	OIE Sangyo Co., Ltd.	22,000	269,898
#	Okuwa Co., Ltd.	179,800	2,414,047
#	Olympic Group Corp.	62,300	346,086
	OUG Holdings, Inc.	19,800	490,194
	Pickles Corp.	30,100	738,097
#	Plant Co., Ltd.	29,100	154,355
	Prima Meat Packers, Ltd.	216,000	4,774,428
	Qol Holdings Co., Ltd.	165,300	2,164,035

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Retail Partners Co., Ltd.	115,800	$867,228
	Riken Vitamin Co., Ltd.	79,500	2,855,991
	Rock Field Co., Ltd.	141,900	1,868,555
	Rokko Butter Co., Ltd.	92,500	1,377,646
	S Foods, Inc.	134,562	3,235,825
#	S&B Foods, Inc.	42,798	1,655,041
#	Sagami Rubber Industries Co., Ltd.	62,300	1,010,524
	San-A Co., Ltd.	142,300	5,818,860
#	Sapporo Holdings, Ltd.	349,900	8,460,010
	Sato Foods Co., Ltd.	800	27,641
	Satudora Holdings Co., Ltd.	1,300	22,229
	Shinobu Foods Products Co., Ltd.	1,600	10,231
	Shoei Foods Corp.	83,100	2,786,319
#	Showa Sangyo Co., Ltd.	141,900	3,910,227
	Sogo Medical Holdings Co., Ltd.	131,900	2,478,754
#	Soiken Holdings, Inc.	24,200	117,044
	ST Corp.	13,800	208,468
	Starzen Co., Ltd.	51,500	2,032,456
#	Toho Co., Ltd.	54,400	892,757
#	Tohto Suisan Co., Ltd.	17,599	450,147
#	Torigoe Co., Ltd. (The)	106,700	803,884
	Toyo Sugar Refining Co., Ltd.	15,700	172,586
#	Transaction Co., Ltd.	92,400	904,848
	United Super Markets Holdings, Inc.	421,000	3,759,521
	Valor Holdings Co., Ltd.	283,500	4,954,388
	Warabeya Nichiyo Holdings Co., Ltd.	101,260	1,669,829
#	Watahan & Co., Ltd.	48,700	844,240
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	588,826
	YAKUODO Holdings Co., Ltd.	80,200	1,606,237
	Yamami Co.	1,200	23,413
#	YA-MAN, Ltd.	201,100	1,199,430
	Yamatane Corp.	67,600	929,600
	Yamaya Corp.	27,400	557,636
#	Yamazawa Co., Ltd.	11,800	183,412
	Yaoko Co., Ltd.	31,300	1,601,426
	Yokohama Reito Co., Ltd.	357,500	3,110,558
	Yomeishu Seizo Co., Ltd.	52,300	949,958
	Yuasa Funashoku Co., Ltd.	14,300	501,267
	Yutaka Foods Corp.	3,900	61,011
TOTAL CONSUMER STAPLES			266,539,929
ENERGY — (1.2%)
	BP Castrol K.K.	53,500	702,380
	Cosmo Energy Holdings Co., Ltd.	343,000	6,615,950
	Fuji Kosan Co., Ltd.	33,100	195,209
	Fuji Oil Co., Ltd.	477,400	984,724
	Itochu Enex Co., Ltd.	377,700	3,203,360
#	Iwatani Corp.	280,100	9,334,090
	Japan Oil Transportation Co., Ltd.	16,600	452,791
	Japan Petroleum Exploration Co., Ltd.	268,300	6,589,110
	Mitsuuroko Group Holdings Co., Ltd.	212,900	2,161,321
	Modec, Inc.	128,800	2,841,269
	Nippon Coke & Engineering Co., Ltd.	762,100	550,464
	Sala Corp.	356,800	1,999,556
	San-Ai Oil Co., Ltd.	403,700	4,029,781
	Sinanen Holdings Co., Ltd.	56,900	1,060,492
	Toa Oil Co., Ltd.	51,000	1,055,301

The Japanese Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
	Toyo Kanetsu K.K.	61,900	$1,234,458
TOTAL ENERGY			43,010,256
FINANCIALS — (7.9%)
	77 Bank, Ltd. (The)	451,352	6,838,893
#	Advance Create Co., Ltd.	38,000	640,933
	Aichi Bank, Ltd. (The)	69,300	2,132,800
*	Aiful Corp.	2,392,000	6,489,058
	Aizawa Securities Co., Ltd.	263,000	1,771,691
	Akatsuki Corp.	112,400	372,800
	Akita Bank, Ltd. (The)	116,540	2,124,662
	Aomori Bank, Ltd. (The)	140,300	3,448,156
	Asax Co., Ltd.	9,300	60,899
	Awa Bank, Ltd. (The)	259,300	5,702,133
	Bank of Iwate, Ltd. (The)	119,100	2,893,261
#	Bank of Kochi, Ltd. (The)	54,300	410,225
	Bank of Nagoya, Ltd. (The)	93,330	2,716,271
	Bank of Okinawa, Ltd. (The)	164,560	5,238,472
	Bank of Saga, Ltd. (The)	109,100	1,545,362
	Bank of the Ryukyus, Ltd.	237,880	2,283,984
#	Bank of Toyama, Ltd. (The)	14,500	291,368
	Chiba Kogyo Bank, Ltd. (The)	403,000	1,289,297
	Chugoku Bank, Ltd. (The)	458,100	4,342,472
	Chukyo Bank, Ltd. (The)	80,800	1,651,691
	Daishi Hokuetsu Financial Group, Inc.	293,700	7,231,967
	Daito Bank, Ltd. (The)	67,600	386,864
	DSB Co., Ltd.	61,300	389,599
	eGuarantee, Inc.	220,500	2,665,379
	Ehime Bank, Ltd. (The)	243,400	2,498,389
	Entrust, Inc.	26,300	177,937
	FIDEA Holdings Co., Ltd.	1,258,300	1,399,031
	Financial Products Group Co., Ltd.	276,600	2,585,635
	First Bank of Toyama, Ltd. (The)	294,300	828,810
#	First Brothers Co., Ltd.	42,700	472,461
	Fukui Bank, Ltd. (The)	168,700	2,546,981
	Fukushima Bank, Ltd. (The)	195,500	418,999
	Fuyo General Lease Co., Ltd.	146,900	9,162,714
	GCA Corp.	145,500	1,229,955
#	GMO Financial Holdings, Inc.	274,500	1,430,993
	Gunma Bank, Ltd. (The)	1,748,540	5,620,451
	Hachijuni Bank, Ltd. (The)	255,600	976,272
#	Hirose Tusyo, Inc.	20,800	340,242
	Hiroshima Bank, Ltd. (The)	1,281,400	5,753,151
	Hokkoku Bank, Ltd. (The)	171,800	5,029,327
	Hokuhoku Financial Group, Inc.	920,400	8,822,758
	Hyakugo Bank, Ltd. (The)	1,634,209	4,895,089
	Hyakujushi Bank, Ltd. (The)	168,100	3,022,738
	Ichiyoshi Securities Co., Ltd.	299,000	1,661,057
	IwaiCosmo Holdings, Inc.	142,100	1,685,693
	Iyo Bank, Ltd. (The)	700,600	3,615,532
#	J Trust Co., Ltd.	500,800	1,891,726
	Jaccs Co., Ltd.	168,600	3,980,150
	Jafco Co., Ltd.	239,900	9,976,953
*	Japan Asia Investment Co., Ltd.	127,300	313,704
#	Japan Investment Adviser Co., Ltd.	75,600	1,183,150
	Japan Securities Finance Co., Ltd.	798,200	3,655,754
	Jimoto Holdings, Inc.	1,028,500	994,379
	Juroku Bank, Ltd. (The)	225,900	4,660,734
	Keiyo Bank, Ltd. (The)	778,100	4,112,557

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Kita-Nippon Bank, Ltd. (The)	53,706	$1,048,275
	Kiyo Bank, Ltd. (The)	475,390	6,791,932
#	Kosei Securities Co., Ltd. (The)	33,999	184,437
	Kyokuto Securities Co., Ltd.	180,200	1,227,561
	Kyushu Financial Group, Inc.	1,293,627	5,401,234
#	Kyushu Leasing Service Co., Ltd.	34,000	186,305
*	M&A Capital Partners Co., Ltd.	76,800	2,392,516
	Marusan Securities Co., Ltd.	404,100	1,922,824
	Mercuria Investment Co., Ltd.	82,500	545,914
#	Michinoku Bank, Ltd. (The)	319,098	4,051,367
#	Mito Securities Co., Ltd.	417,900	858,982
	Miyazaki Bank, Ltd. (The)	122,400	2,741,992
	Mizuho Leasing Co., Ltd.	214,800	6,403,631
#	Monex Group, Inc.	1,209,600	2,877,502
	Money Partners Group Co., Ltd.	149,100	322,707
	Morningstar Japan KK	11,800	43,484
	Musashino Bank, Ltd. (The)	233,100	3,654,296
#	Nagano Bank, Ltd. (The)	58,399	817,528
	Nanto Bank, Ltd. (The)	213,500	5,053,803
	NEC Capital Solutions, Ltd.	71,000	1,614,048
	NFC Holdings, Inc.	4,200	78,717
	Nishi-Nippon Financial Holdings, Inc.	878,000	5,789,190
	North Pacific Bank, Ltd.	2,124,600	4,255,285
#	OAK Capital Corp.	354,100	393,690
	Ogaki Kyoritsu Bank, Ltd. (The)	275,100	5,663,252
	Oita Bank, Ltd. (The)	94,099	2,177,983
	Okasan Securities Group, Inc.	1,301,600	4,564,194
	Ricoh Leasing Co., Ltd.	109,500	4,090,753
	San ju San Financial Group, Inc.	126,510	1,823,938
	San-In Godo Bank, Ltd. (The)	1,033,700	5,669,057
	Sawada Holdings Co., Ltd.	152,200	1,332,677
	Senshu Ikeda Holdings, Inc.	1,844,200	3,366,868
	Shiga Bank, Ltd. (The)	331,300	7,953,330
	Shikoku Bank, Ltd. (The)	396,400	3,466,602
#	Shimane Bank, Ltd. (The)	29,800	170,485
	Shimizu Bank, Ltd. (The)	54,600	1,020,385
#	Sparx Group Co., Ltd.	710,000	1,707,315
#	Strike Co., Ltd.	46,000	1,961,360
	Taiko Bank, Ltd. (The)	41,800	626,539
	Tochigi Bank, Ltd. (The)	759,500	1,381,980
	Toho Bank, Ltd. (The)	1,410,200	3,240,956
	Tohoku Bank, Ltd. (The)	70,400	665,921
	Tokai Tokyo Financial Holdings, Inc.	1,578,100	4,696,845
	Tokyo Kiraboshi Financial Group, Inc.	224,738	2,574,431
	Tomato Bank, Ltd.	54,500	515,432
	TOMONY Holdings, Inc.	974,950	3,237,617
	Tottori Bank, Ltd. (The)	67,800	830,154
	Towa Bank, Ltd. (The)	184,000	1,344,615
#	Toyo Securities Co., Ltd.	526,700	704,356
*	Traders Holdings Co., Ltd.	68,600	59,755
	Tsukuba Bank, Ltd.	402,600	757,043
	Yamagata Bank, Ltd. (The)	201,400	2,544,788
	Yamaguchi Financial Group, Inc.	763,072	4,593,827
	Yamanashi Chuo Bank, Ltd. (The)	245,500	2,222,498
TOTAL FINANCIALS			291,483,735
HEALTH CARE — (4.7%)
	Advantage Risk Management Co., Ltd.	38,800	313,127
	As One Corp.	40,168	3,640,067

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	ASKA Pharmaceutical Co., Ltd.	180,200	$2,026,101
	Biofermin Pharmaceutical Co., Ltd.	28,700	631,408
	BML, Inc.	197,100	5,581,731
#	Carenet, Inc.	25,600	178,058
#	Charm Care Corp. KK	76,400	611,864
	CMIC Holdings Co., Ltd.	84,900	1,335,321
	Create Medic Co., Ltd.	44,100	436,583
	Daiken Medical Co., Ltd.	115,900	761,628
	Daito Pharmaceutical Co., Ltd.	85,780	2,761,575
	Dvx, Inc.	47,300	381,693
	Eiken Chemical Co., Ltd.	237,100	4,710,601
#	Elan Corp.	92,200	1,421,325
	EM Systems Co., Ltd.	272,500	2,263,455
	EPS Holdings, Inc.	246,800	2,939,404
	FALCO HOLDINGS Co., Ltd.	67,300	1,276,168
	FINDEX, Inc.	113,800	1,178,925
	Fuji Pharma Co., Ltd.	112,200	1,412,210
	Fukuda Denshi Co., Ltd.	57,200	3,879,473
	Fuso Pharmaceutical Industries, Ltd.	48,000	852,599
	Hogy Medical Co., Ltd.	155,200	5,321,605
	I'rom Group Co., Ltd.	31,800	394,032
	Iwaki & Co., Ltd.	193,600	934,601
*	Japan Animal Referral Medical Center Co., Ltd.	13,900	286,498
	Japan Lifeline Co., Ltd.	443,100	5,271,531
	Japan Medical Dynamic Marketing, Inc.	112,500	2,380,272
	Jeol, Ltd.	266,300	8,572,549
	JMS Co., Ltd.	96,557	776,476
	Kanamic Network Co., Ltd.	123,600	869,745
	Kawasumi Laboratories, Inc.	94,480	918,499
	Kissei Pharmaceutical Co., Ltd.	213,100	5,996,941
	KYORIN Holdings, Inc.	295,900	5,312,609
#	Linical Co., Ltd.	84,600	830,447
*	Medical Data Vision Co., Ltd.	152,500	1,123,215
#	Medius Holdings Co., Ltd.	75,300	592,825
*	MedPeer, Inc.	42,200	642,470
#	Menicon Co., Ltd.	192,800	8,634,769
#	Miraca Holdings, Inc.	447,000	11,748,541
#	Mizuho Medy Co., Ltd.	26,200	659,388
	Mochida Pharmaceutical Co., Ltd.	52,398	1,961,505
#	N Field Co., Ltd.	64,600	355,450
	Nakanishi, Inc.	196,100	3,498,100
	NichiiGakkan Co., Ltd.	287,200	3,964,026
	Nichi-iko Pharmaceutical Co., Ltd.	366,450	4,307,444
	Nikkiso Co., Ltd.	395,500	4,916,067
	Nippon Chemiphar Co., Ltd.	17,100	468,022
	Nipro Corp.	511,400	5,822,381
	Nissui Pharmaceutical Co., Ltd.	89,400	1,113,394
	Paramount Bed Holdings Co., Ltd.	149,800	6,201,153
	Rion Co., Ltd.	64,500	1,879,384
	Seed Co., Ltd.	85,900	788,789
	Seikagaku Corp.	257,300	2,730,906
	Shin Nippon Biomedical Laboratories, Ltd.	41,600	230,942
	Ship Healthcare Holdings, Inc.	48,400	2,170,093
	Shofu, Inc.	69,200	1,154,946
	Software Service, Inc.	23,800	2,180,526
	Solasto Corp.	350,700	3,649,181
	St-Care Holding Corp.	92,900	403,325
#	Taiko Pharmaceutical Co., Ltd.	3,000	113,732
	Techno Medica Co., Ltd.	21,500	409,629

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	Toho Holdings Co., Ltd.	196,800	$4,041,612
	Tokai Corp.	159,300	3,853,633
	Torii Pharmaceutical Co., Ltd.	132,700	4,503,795
	Towa Pharmaceutical Co., Ltd.	203,800	4,653,641
	Tsukui Corp.	408,900	2,132,299
	Uchiyama Holdings Co., Ltd.	26,400	124,632
#	UNIMAT Retirement Community Co., Ltd.	27,300	389,000
	Value HR Co., Ltd.	23,200	657,032
	Vital KSK Holdings, Inc.	324,800	3,088,419
*	Wakamoto Pharmaceutical Co., Ltd.	112,300	269,450
	WIN-Partners Co., Ltd.	125,600	1,319,777
TOTAL HEALTH CARE			173,212,614
INDUSTRIALS — (29.5%)
	A&A Material Corp.	26,000	362,343
	Abist Co., Ltd.	21,900	513,849
	Advan Co., Ltd.	176,800	2,078,926
	Advanex, Inc.	22,099	343,228
	Aeon Delight Co., Ltd.	98,700	3,386,588
	Aica Kogyo Co., Ltd.	28,500	889,662
	Aichi Corp.	260,200	1,703,282
	Aida Engineering, Ltd.	353,300	2,832,014
#	Airtech Japan, Ltd.	22,000	265,500
	Ajis Co., Ltd.	31,200	878,273
	Alconix Corp.	168,500	2,055,436
	Alinco, Inc.	98,300	1,070,694
	Alps Logistics Co., Ltd.	111,600	836,734
	Altech Co., Ltd.	10,900	25,963
	Altech Corp.	127,670	2,102,828
	Anest Iwata Corp.	241,500	2,197,005
# *	Arrk Corp.	606,500	513,223
	Asahi Diamond Industrial Co., Ltd.	374,300	2,047,195
	Asahi Kogyosha Co., Ltd.	29,700	921,965
	Asanuma Corp.	48,000	2,060,073
#	Asukanet Co., Ltd.	66,800	878,173
	Bando Chemical Industries, Ltd.	259,600	1,933,247
	BayCurrent Consulting, Inc.	102,900	7,184,635
	Bell System24 Holdings, Inc.	258,700	3,626,992
	BeNEXT Group, Inc.	158,000	1,616,275
#	Br Holdings Corp.	194,000	851,945
	Bunka Shutter Co., Ltd.	418,300	3,343,851
	Canare Electric Co., Ltd.	23,500	396,255
	Career Design Center Co., Ltd.	33,900	404,668
	Central Glass Co., Ltd.	240,200	5,219,533
	Central Security Patrols Co., Ltd.	57,500	3,139,762
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	109,900	1,294,838
	Chiyoda Integre Co., Ltd.	77,600	1,449,236
	Chodai Co., Ltd.	3,900	43,728
	Chori Co., Ltd.	82,100	1,610,041
	Chudenko Corp.	233,700	5,400,304
	Chugai Ro Co., Ltd.	41,200	647,977
#	Chuo Warehouse Co., Ltd.	21,000	212,200
	CKD Corp.	91,100	1,441,662
	CMC Corp.	14,600	290,973
	Comany, Inc.	4,700	56,914
#	Cosel Co., Ltd.	177,800	1,835,025
	Creek & River Co., Ltd.	73,400	685,876
	CTI Engineering Co., Ltd.	83,400	1,841,413
	CTS Co., Ltd.	195,800	1,244,082

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Dai-Dan Co., Ltd.	109,900	$2,664,314
	Daido Kogyo Co., Ltd.	50,400	362,674
	Daihatsu Diesel Manufacturing Co., Ltd.	126,300	739,424
	Daihen Corp.	153,800	4,800,413
	Daiho Corp.	126,000	3,130,546
	Dai-Ichi Cutter Kogyo K.K.	26,300	424,137
	Daiichi Jitsugyo Co., Ltd.	63,100	2,006,893
	Daiichi Kensetsu Corp.	31,000	512,394
#	Daiki Axis Co., Ltd.	50,200	392,247
*	Daikokuya Holdings Co., Ltd.	138,700	39,418
	Daiohs Corp.	22,100	273,743
	Daiseki Co., Ltd.	296,863	7,972,354
	Daiseki Eco. Solution Co., Ltd.	11,759	115,235
	Daisue Construction Co., Ltd.	57,700	514,696
	Daiwa Industries, Ltd.	240,600	2,535,490
	Denyo Co., Ltd.	119,700	2,273,206
	DMG Mori Co., Ltd.	670,800	9,240,499
	DMW Corp.	4,800	104,376
	Duskin Co., Ltd.	335,600	9,247,068
	Ebara Jitsugyo Co., Ltd.	43,800	895,476
	Eidai Co., Ltd.	210,900	667,974
	Endo Lighting Corp.	29,600	188,779
#	en-japan, Inc.	56,100	2,228,827
	Enshu, Ltd.	35,099	399,228
	EPCO Co., Ltd.	28,000	336,193
	ERI Holdings Co., Ltd.	1,500	10,539
# *	Escrow Agent Japan, Inc.	178,800	345,403
	F&M Co., Ltd.	41,700	481,944
*	FDK Corp.	47,198	392,264
#	Freund Corp.	83,900	574,428
	Fudo Tetra Corp.	124,480	1,879,025
#	Fuji Corp.	477,000	7,496,840
#	Fuji Die Co., Ltd.	61,100	409,286
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	23,468
	Fujikura, Ltd.	1,800,400	6,598,826
#	Fujimak Corp.	12,600	97,779
	Fujisash Co., Ltd.	662,800	551,094
	Fujitec Co., Ltd.	473,800	7,717,512
	Fukuda Corp.	70,400	3,117,509
	Fukushima Galilei Co., Ltd.	96,600	3,461,054
	Fukuvi Chemical Industry Co., Ltd.	10,600	55,023
	Fukuyama Transporting Co., Ltd.	74,457	2,474,686
	FULLCAST Holdings Co., Ltd.	145,500	3,075,025
	Funai Soken Holdings, Inc.	298,070	7,494,982
	Furukawa Co., Ltd.	230,100	2,766,901
	Furukawa Electric Co., Ltd.	350,100	8,129,123
	Furusato Industries, Ltd.	66,800	1,034,704
	Futaba Corp.	261,500	3,071,045
	Gecoss Corp.	98,900	965,387
	Giken, Ltd.	93,600	4,108,783
	Glory, Ltd.	276,455	7,885,422
#	Grace Technology, Inc.	54,300	1,325,104
	GS Yuasa Corp.	383,499	7,566,638
	Hamakyorex Co., Ltd.	128,500	3,864,644
	Hanwa Co., Ltd.	266,400	6,424,575
	Hashimoto Sogyo Holdings Co., Ltd.	4,070	63,241
	Hazama Ando Corp.	1,473,200	12,054,194
#	Helios Techno Holding Co., Ltd.	131,100	519,206
	Hibiya Engineering, Ltd.	139,400	2,443,980

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Hirakawa Hewtech Corp.	81,000	$1,042,872
	Hirano Tecseed Co., Ltd.	68,400	1,030,894
	Hirata Corp.	4,200	242,733
	Hisaka Works, Ltd.	163,300	1,349,565
	Hitachi Zosen Corp.	1,251,679	4,696,004
#	Hito Communications Holdings, Inc.	50,900	836,961
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	30,300	240,057
	Hokuetsu Industries Co., Ltd.	161,600	1,870,480
	Hokuriku Electrical Construction Co., Ltd.	81,500	834,895
	Hosokawa Micron Corp.	52,100	2,390,113
#	Howa Machinery, Ltd.	62,700	493,583
	HyAS&Co, Inc.	30,100	74,358
	Ichikawa Co., Ltd.	1,000	13,096
	Ichiken Co., Ltd.	35,400	573,703
	Ichinen Holdings Co., Ltd.	155,600	2,151,955
#	Idec Corp.	226,100	4,022,437
	Ihara Science Corp.	52,200	743,975
	Iino Kaiun Kaisha, Ltd.	640,300	2,073,826
	Inaba Denki Sangyo Co., Ltd.	396,900	9,930,498
#	Inaba Seisakusho Co., Ltd.	67,100	836,788
	Inabata & Co., Ltd.	326,900	4,375,434
	Insource Co., Ltd.	56,375	1,669,823
#	Inui Global Logistics Co., Ltd.	142,580	1,478,740
	IR Japan Holdings, Ltd.	55,800	2,731,198
	Iseki & Co., Ltd.	140,200	1,837,221
	Ishii Iron Works Co., Ltd.	11,000	285,967
	Isolite Insulating Products Co., Ltd.	48,000	260,606
	Itoki Corp.	252,700	1,104,278
#	Iwaki Co., Ltd.	41,000	437,147
	Iwasaki Electric Co., Ltd.	35,800	464,497
	JAC Recruitment Co., Ltd.	109,400	1,670,613
	Jalux, Inc.	44,100	943,125
	Jamco Corp.	73,100	903,718
#	Japan Asia Group, Ltd.	185,300	625,759
	Japan Elevator Service Holdings Co., Ltd.	143,400	3,203,722
	Japan Foundation Engineering Co., Ltd.	134,500	482,061
	Japan Pulp & Paper Co., Ltd.	84,100	3,111,492
	Japan Steel Works, Ltd. (The)	421,200	7,539,640
	Japan Transcity Corp.	271,200	1,192,955
	JK Holdings Co., Ltd.	111,140	740,582
# *	JMC Corp.	6,800	70,383
	Juki Corp.	216,100	1,493,929
	Kamei Corp.	171,600	1,742,026
	Kanaden Corp.	131,300	1,594,186
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,586,352
	Kanamoto Co., Ltd.	242,100	5,960,517
	Kandenko Co., Ltd.	394,600	3,715,944
	Kanematsu Corp.	628,225	8,054,789
	Katakura Industries Co., Ltd.	183,700	2,084,787
	Kato Works Co., Ltd.	63,300	942,634
	KAWADA TECHNOLOGIES, Inc.	43,600	2,537,022
	Kawagishi Bridge Works Co., Ltd.	11,700	274,389
	Kawanishi Warehouse Co., Ltd.	1,700	16,083
	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	286,091
*	Kawasaki Kisen Kaisha, Ltd.	567,500	7,483,029
	Kawata Manufacturing Co., Ltd.	28,600	259,656
	Keihin Co., Ltd.	24,900	296,378
	KFC, Ltd.	8,700	165,314
#	Kimura Chemical Plants Co., Ltd.	110,800	621,379

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Kimura Unity Co., Ltd.	23,500	$243,722
	King Jim Co., Ltd.	105,700	879,134
# *	Kinki Sharyo Co., Ltd. (The)	26,099	388,557
	Kintetsu World Express, Inc.	290,600	4,634,212
	Kitagawa Corp.	57,700	1,151,470
	Kitano Construction Corp.	26,272	603,657
	Kito Corp.	151,800	2,293,404
	Kitz Corp.	559,400	3,870,088
	Kobayashi Metals, Ltd.	7,900	20,328
# *	Kobe Electric Railway Co., Ltd.	37,299	1,359,446
#	Kobelco Eco-Solutions Co., Ltd.	21,399	423,558
	Koike Sanso Kogyo Co., Ltd.	14,500	330,953
	Kokusai Co., Ltd.	51,600	352,740
	Kokuyo Co., Ltd.	317,825	4,697,709
	KOMAIHALTEC, Inc.	24,900	423,230
	Komatsu Wall Industry Co., Ltd.	52,500	1,029,084
	Komori Corp.	383,000	3,480,951
	Kondotec, Inc.	129,900	1,333,396
	Konoike Transport Co., Ltd.	200,800	2,835,337
*	Kosaido Co., Ltd.	212,900	1,744,453
	Kozo Keikaku Engineering, Inc.	20,700	597,857
	KRS Corp.	46,600	840,103
	Kumagai Gumi Co., Ltd.	283,400	8,089,927
	Kyodo Printing Co., Ltd.	52,500	1,427,561
#	Kyokuto Boeki Kaisha, Ltd.	45,000	832,641
	Kyokuto Kaihatsu Kogyo Co., Ltd.	228,800	2,956,728
	Kyoritsu Printing Co., Ltd.	199,200	303,553
	Kyudenko Corp.	25,800	744,601
#	Like Co., Ltd.	63,200	927,529
	Link And Motivation, Inc.	210,200	1,004,509
	Lonseal Corp.	13,900	267,394
#	Maeda Corp.	930,800	8,884,754
#	Maeda Kosen Co., Ltd.	139,500	2,668,825
#	Maeda Road Construction Co., Ltd.	249,500	8,433,093
	Maezawa Industries, Inc.	25,300	89,017
	Maezawa Kasei Industries Co., Ltd.	95,100	1,007,316
	Maezawa Kyuso Industries Co., Ltd.	71,900	1,522,386
	Makino Milling Machine Co., Ltd.	174,700	6,534,935
	Marufuji Sheet Piling Co., Ltd.	11,800	244,447
	Maruka Corp.	43,700	815,896
	Marumae Co., Ltd.	28,300	258,245
	Maruwa Unyu Kikan Co., Ltd.	147,800	3,039,356
#	Maruyama Manufacturing Co., Inc.	27,900	378,787
	Maruzen Co., Ltd.	67,300	1,306,805
	Maruzen Showa Unyu Co., Ltd.	80,000	2,135,152
	Matching Service Japan Co., Ltd.	52,000	650,833
	Matsuda Sangyo Co., Ltd.	99,182	1,407,440
	Matsui Construction Co., Ltd.	141,700	989,166
	Max Co., Ltd.	193,400	3,616,310
	Meidensha Corp.	268,110	4,977,532
	Meiji Electric Industries Co., Ltd.	54,800	757,480
	Meiji Shipping Co., Ltd.	111,000	406,927
	Meisei Industrial Co., Ltd.	295,100	2,318,138
	Meitec Corp.	208,900	11,875,055
#	Meiwa Corp.	170,200	923,796
#	Mesco, Inc.	29,800	273,541
	METAWATER Co., Ltd.	82,500	3,174,381
	Mie Kotsu Group Holdings, Inc.	391,400	2,124,721
	Mirait Holdings Corp.	581,635	8,686,176

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Mitani Corp.	73,800	$4,113,366
	Mitani Sangyo Co., Ltd.	145,000	474,008
	Mitsubishi Kakoki Kaisha, Ltd.	44,100	741,288
#	Mitsubishi Logisnext Co., Ltd.	223,900	3,372,255
	Mitsubishi Pencil Co., Ltd.	89,700	1,311,278
	Mitsuboshi Belting, Ltd.	167,300	2,854,364
*	Mitsui E&S Holdings Co., Ltd.	577,400	4,821,995
	Mitsui Matsushima Holdings Co., Ltd.	65,700	690,549
	Mitsui-Soko Holdings Co., Ltd.	162,400	2,653,478
	Mitsumura Printing Co., Ltd.	9,300	146,349
	Miyaji Engineering Group, Inc.	41,517	752,319
	Mori-Gumi Co., Ltd.	69,500	203,265
	Morita Holdings Corp.	224,500	3,527,029
#	Musashi Co., Ltd.	5,000	90,059
	NAC Co., Ltd.	76,500	788,599
	Nachi-Fujikoshi Corp.	111,800	4,106,874
	Nadex Co., Ltd.	40,600	337,576
	Nagase & Co., Ltd.	357,000	4,911,478
	Naigai Trans Line, Ltd.	44,400	514,775
	Nakabayashi Co., Ltd.	113,400	644,409
	Nakakita Seisakusho Co., Ltd.	3,700	93,160
#	Nakamoto Packs Co., Ltd.	38,500	582,003
	Nakanishi Manufacturing Co., Ltd.	5,700	57,950
	Nakano Corp.	110,600	492,110
	Nakano Refrigerators Co., Ltd.	200	12,940
	Namura Shipbuilding Co., Ltd.	404,128	894,730
	Narasaki Sangyo Co., Ltd.	25,400	478,140
#	Nexyz Group Corp.	58,000	898,832
# *	Nice Holdings, Inc.	49,900	581,882
	Nichias Corp.	460,100	10,966,724
	Nichiban Co., Ltd.	78,100	1,229,801
	Nichiden Corp.	101,100	1,890,517
	Nichiha Corp.	198,880	4,780,258
	Nichireki Co., Ltd.	184,800	2,254,618
#	Nihon Dengi Co., Ltd.	30,200	977,712
	Nihon Flush Co., Ltd.	65,800	1,603,948
	Nikkato Corp.	53,000	337,756
	Nikko Co., Ltd.	179,000	1,319,206
	Nikkon Holdings Co., Ltd.	385,300	8,889,839
	Nippi, Inc.	11,900	458,217
	Nippon Air Conditioning Services Co., Ltd.	205,900	1,478,124
	Nippon Aqua Co., Ltd.	27,600	147,271
#	Nippon Carbon Co., Ltd.	74,000	2,514,558
	Nippon Concept Corp.	43,000	605,601
	Nippon Densetsu Kogyo Co., Ltd.	271,400	5,737,202
	Nippon Dry-Chemical Co., Ltd.	4,300	66,965
	Nippon Filcon Co., Ltd.	15,700	76,652
	Nippon Hume Corp.	164,800	1,232,748
	Nippon Kanzai Co., Ltd.	77,200	1,374,321
	Nippon Koei Co., Ltd.	85,900	2,828,632
#	Nippon Parking Development Co., Ltd., Class C	1,557,400	2,049,492
	Nippon Rietec Co., Ltd.	12,600	150,288
	Nippon Road Co., Ltd. (The)	50,700	3,440,170
	Nippon Seisen Co., Ltd.	23,700	803,854
*	Nippon Sharyo, Ltd.	54,199	1,475,535
	Nippon Sheet Glass Co., Ltd.	686,300	3,704,277
	Nippon Steel Trading Corp.	115,160	5,211,762
	Nippon Thompson Co., Ltd.	402,900	1,675,140
	Nippon Tungsten Co., Ltd.	6,699	120,507

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Nishimatsu Construction Co., Ltd.	398,600	$8,840,918
	Nishi-Nippon Railroad Co., Ltd.	216,000	4,991,863
	Nishio Rent All Co., Ltd.	138,000	3,707,780
	Nissei ASB Machine Co., Ltd.	60,400	2,039,642
#	Nissei Corp.	38,900	454,172
	Nissei Plastic Industrial Co., Ltd.	158,500	1,361,538
	Nisshinbo Holdings, Inc.	990,480	8,516,721
	Nissin Corp.	108,200	1,664,806
	Nissin Electric Co., Ltd.	379,400	4,528,733
	Nitta Corp.	157,800	4,415,776
	Nitto Boseki Co., Ltd.	13,700	568,420
	Nitto Kogyo Corp.	188,900	3,910,508
	Nitto Kohki Co., Ltd.	80,100	1,727,245
	Nitto Seiko Co., Ltd.	201,200	1,064,113
	Nittoc Construction Co., Ltd.	148,800	1,151,022
	NJS Co., Ltd.	42,800	701,598
	nms Holdings Co.	44,200	173,671
	Noda Corp.	145,500	1,059,017
	Nomura Co., Ltd.	612,600	6,957,214
	Noritake Co., Ltd.	71,900	2,858,201
	Noritsu Koki Co., Ltd.	139,600	2,022,095
	Noritz Corp.	219,500	2,704,734
	NS Tool Co., Ltd.	61,700	1,594,012
	NS United Kaiun Kaisha, Ltd.	66,600	1,213,809
	NTN Corp.	2,972,200	7,876,144
	Obara Group, Inc.	90,000	2,855,653
	Ochi Holdings Co., Ltd.	8,900	119,958
#	Odawara Engineering Co., Ltd.	4,900	109,859
	Odelic Co., Ltd.	27,800	1,229,035
#	Ohba Co., Ltd.	89,000	664,771
	Ohmoto Gumi Co., Ltd.	4,100	190,367
	Oiles Corp.	176,270	2,459,434
	Okabe Co., Ltd.	285,300	2,240,944
	Okada Aiyon Corp.	42,800	478,724
#	Okamoto Machine Tool Works, Ltd.	21,699	553,157
	Okamura Corp.	447,100	4,296,286
#	OKK Corp.	28,700	162,343
	OKUMA Corp.	131,300	5,982,337
	Okumura Corp.	233,580	6,175,007
	Onoken Co., Ltd.	127,100	1,567,006
	Organo Corp.	53,300	3,338,843
	Oriental Consultants Holdings Co., Ltd.	6,100	174,444
	Origin Co., Ltd.	27,600	388,663
	OSG Corp.	328,100	5,523,018
	OSJB Holdings Corp.	975,500	2,406,603
	Outsourcing, Inc.	811,500	7,345,806
	Oyo Corp.	157,800	2,000,561
	Paraca, Inc.	37,900	710,760
	Parker Corp.	34,000	179,284
*	Pasco Corp.	11,200	207,368
#	Pasona Group, Inc.	134,900	1,707,013
	Pegasus Sewing Machine Manufacturing Co., Ltd.	150,600	656,431
	Penta-Ocean Construction Co., Ltd.	1,716,400	10,137,653
#	Phil Co., Inc.	10,900	402,269
	Pilot Corp.	52,100	2,033,949
	Prestige International, Inc.	773,400	7,010,290
	Pronexus, Inc.	124,000	1,353,531
	PS Mitsubishi Construction Co., Ltd.	241,500	1,573,367
	Punch Industry Co., Ltd.	107,900	466,516

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Quick Co., Ltd.	77,900	$1,072,445
	Raito Kogyo Co., Ltd.	315,200	4,415,746
	Raiznext Corp.	349,000	4,048,542
	Rasa Corp.	63,200	560,412
	Relia, Inc.	252,900	3,374,290
	Rheon Automatic Machinery Co., Ltd.	142,300	1,913,183
	Rix Corp.	17,300	271,871
*	Rozetta Corp.	22,800	770,527
	Ryobi, Ltd.	179,240	2,902,953
	S LINE Co., Ltd.	23,800	225,973
	Sakai Heavy Industries, Ltd.	24,500	601,732
	Sakai Moving Service Co., Ltd.	86,600	4,823,814
# *	Sanix, Inc.	146,200	444,966
	Sanki Engineering Co., Ltd.	327,200	4,447,195
	Sanko Gosei, Ltd.	139,300	448,144
	Sanko Metal Industrial Co., Ltd.	17,700	423,301
	Sankyo Tateyama, Inc.	210,200	2,735,739
	Sanoyas Holdings Corp.	159,500	253,400
#	Sansei Technologies, Inc.	84,600	655,901
	Sansha Electric Manufacturing Co., Ltd.	66,700	480,693
	Sanyo Denki Co., Ltd.	44,100	2,146,848
	Sanyo Engineering & Construction, Inc.	70,700	498,863
	Sanyo Industries, Ltd.	9,900	177,205
	Sanyo Trading Co., Ltd.	156,400	1,950,401
	Sata Construction Co., Ltd.	91,299	357,148
	Sato Holdings Corp.	207,700	5,901,167
	Sato Shoji Corp.	93,000	811,998
	Sawafuji Electric Co., Ltd.	1,900	36,797
	SBS Holdings, Inc.	141,200	2,347,915
#	SEC Carbon, Ltd.	10,900	832,194
#	Secom Joshinetsu Co., Ltd.	33,600	1,235,990
	Seibu Electric & Machinery Co., Ltd.	10,300	100,923
	Seika Corp.	67,000	784,215
	Seikitokyu Kogyo Co., Ltd.	211,530	1,773,125
	Sekisui Jushi Corp.	222,500	4,868,765
	Senko Group Holdings Co., Ltd.	868,000	6,939,847
#	Senshu Electric Co., Ltd.	54,700	1,505,021
	Shibusawa Warehouse Co., Ltd. (The)	62,200	1,197,294
	Shibuya Corp.	100,800	2,797,964
	Shima Seiki Manufacturing, Ltd.	209,200	4,035,397
	Shin Nippon Air Technologies Co., Ltd.	111,580	2,105,925
#	Shin-Keisei Electric Railway Co., Ltd.	43,599	969,110
	Shinki Bus Co., Ltd.	1,900	69,634
	Shinmaywa Industries, Ltd.	619,800	8,054,181
	Shinnihon Corp.	207,000	1,723,240
	Shinsho Corp.	35,800	850,324
#	Shinwa Co., Ltd.	69,000	1,387,420
# *	Shoko Co., Ltd.	44,400	284,686
#	Showa Aircraft Industry Co., Ltd.	46,237	1,158,019
	SIGMAXYZ, Inc.	124,300	2,226,450
	Sinfonia Technology Co., Ltd.	167,800	1,873,547
	Sinko Industries, Ltd.	142,200	2,208,314
	Sintokogio, Ltd.	321,900	2,746,532
	SMS Co., Ltd.	260,900	6,462,080
	Soda Nikka Co., Ltd.	126,500	700,102
	Sodick Co., Ltd.	214,900	1,669,589
	Space Co., Ltd.	100,062	1,114,662
	S-Pool, Inc.	301,000	2,134,202
	Star Micronics Co., Ltd.	274,100	3,504,555

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Subaru Enterprise Co., Ltd.	8,500	$739,575
#	Sugimoto & Co., Ltd.	69,800	1,241,433
	Sumiseki Holdings, Inc.	448,700	556,056
	Sumitomo Densetsu Co., Ltd.	129,500	3,118,007
	Sumitomo Mitsui Construction Co., Ltd.	1,278,840	7,192,797
*	Sumitomo Precision Products Co., Ltd.	21,584	632,518
	Sumitomo Warehouse Co., Ltd. (The)	455,400	5,900,153
	Suzumo Machinery Co., Ltd.	2,200	36,464
	SWCC Showa Holdings Co., Ltd.	98,700	1,224,821
#	Tacmina Corp.	14,700	220,292
	Tadano, Ltd.	745,000	6,280,945
	Taihei Dengyo Kaisha, Ltd.	117,000	2,438,209
	Taiheiyo Kouhatsu, Inc.	44,200	316,473
	Taikisha, Ltd.	184,900	6,322,584
	Taisei Oncho Co., Ltd.	14,200	284,118
	Takadakiko Co., Ltd.	7,500	187,805
#	Takagi Seiko Corp.	2,300	60,885
	Takamatsu Construction Group Co., Ltd.	107,800	2,602,297
	Takamatsu Machinery Co., Ltd.	41,800	322,955
	Takamiya Co., Ltd.	128,600	751,167
	Takano Co., Ltd.	61,800	449,194
	Takaoka Toko Co., Ltd.	59,620	613,905
	Takara Printing Co., Ltd.	22,155	347,184
	Takara Standard Co., Ltd.	264,700	4,541,194
	Takasago Thermal Engineering Co., Ltd.	348,500	6,052,086
	Takashima & Co., Ltd.	26,000	463,055
	Takeei Corp.	162,900	1,597,143
	Takeuchi Manufacturing Co., Ltd.	267,800	4,519,095
#	Takigami Steel Construction Co., Ltd. (The)	5,300	251,042
	Takisawa Machine Tool Co., Ltd.	44,200	542,194
	Takuma Co., Ltd.	324,400	3,536,727
	Tanabe Consulting Co., Ltd.	1,200	14,155
#	Tanabe Engineering Corp.	39,500	331,214
#	Tanseisha Co., Ltd.	289,749	3,256,940
	Tatsuta Electric Wire and Cable Co., Ltd.	315,700	1,662,411
	TECHNO ASSOCIE Co., Ltd.	56,800	533,066
	Techno Ryowa, Ltd.	71,390	589,804
#	Techno Smart Corp.	49,500	417,214
	TechnoPro Holdings, Inc.	7,200	476,759
	Teikoku Electric Manufacturing Co., Ltd.	126,200	1,580,144
	Teikoku Sen-I Co., Ltd.	120,400	2,703,541
	Tekken Corp.	93,100	2,356,127
	Tenox Corp.	22,500	190,327
	Teraoka Seisakusho Co., Ltd.	76,000	348,127
	Terasaki Electric Co., Ltd.	24,400	233,090
	Toa Corp.	117,000	1,665,413
	TOA ROAD Corp.	27,300	856,341
	Toba, Inc.	9,800	269,701
	Tobishima Corp.	148,470	1,878,543
	Tocalo Co., Ltd.	449,000	4,472,786
	Toda Corp.	682,700	4,378,415
	Toenec Corp.	58,600	2,115,290
	Togami Electric Manufacturing Co., Ltd.	17,800	320,297
	TOKAI Holdings Corp.	738,800	7,039,068
	Tokai Lease Co., Ltd.	19,300	292,596
	Tokyo Energy & Systems, Inc.	178,000	1,433,705
	Tokyo Keiki, Inc.	69,022	645,791
	Tokyo Sangyo Co., Ltd.	144,800	841,648
	Tokyu Construction Co., Ltd.	622,900	4,346,589

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Toli Corp.	289,200	$778,748
	Tomoe Corp.	162,200	619,976
	Tomoe Engineering Co., Ltd.	58,800	1,172,509
	Tonami Holdings Co., Ltd.	40,000	1,825,194
	Toppan Forms Co., Ltd.	363,700	4,126,977
	Torishima Pump Manufacturing Co., Ltd.	142,500	1,133,655
#	Toshiba Machine Co., Ltd.	152,800	4,671,398
	Totech Corp.	56,500	1,396,401
	Totetsu Kogyo Co., Ltd.	188,200	5,479,931
	Totoku Electric Co., Ltd.	17,700	395,405
	Toyo Construction Co., Ltd.	597,300	2,829,423
#	Toyo Denki Seizo K.K.	41,250	562,667
# *	Toyo Engineering Corp.	221,078	1,139,698
	Toyo Logistics Co., Ltd.	85,100	244,818
	Toyo Machinery & Metal Co., Ltd.	109,300	516,298
	Toyo Tanso Co., Ltd.	88,000	1,636,539
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	534,921
	Trancom Co., Ltd.	55,900	3,968,834
#	Trinity Industrial Corp.	36,000	306,645
#	Trusco Nakayama Corp.	168,500	3,919,731
	Tsubaki Nakashima Co., Ltd.	320,400	3,753,280
	Tsubakimoto Chain Co.	195,840	6,026,546
	Tsubakimoto Kogyo Co., Ltd.	28,800	1,045,895
# *	Tsudakoma Corp.	31,998	317,217
#	Tsugami Corp.	327,600	2,958,192
	Tsukishima Kikai Co., Ltd.	210,100	2,777,546
	Tsurumi Manufacturing Co., Ltd.	141,100	2,335,596
	Uchida Yoko Co., Ltd.	69,000	4,501,356
#	Ueki Corp.	33,400	752,978
	Union Tool Co.	52,300	1,481,932
	Ushio, Inc.	964,600	14,114,051
	UT Group Co., Ltd.	198,100	4,937,368
	Utoc Corp.	102,200	527,137
	Waida Manufacturing Co., Ltd.	5,100	67,302
	Wakachiku Construction Co., Ltd.	93,000	1,411,376
	Wakita & Co., Ltd.	292,900	2,709,387
	WDB Holdings Co., Ltd.	65,900	1,604,146
	Weathernews, Inc.	40,600	1,424,523
	Will Group, Inc.	105,800	1,024,801
	World Holdings Co., Ltd.	46,600	704,329
	Yahagi Construction Co., Ltd.	200,200	1,526,209
	YAMABIKO Corp.	254,328	2,483,243
	YAMADA Consulting Group Co., Ltd.	78,800	1,075,950
	Yamashina Corp.	224,200	132,542
	Yamato Corp.	124,100	867,557
#	Yamaura Corp.	47,100	399,635
	Yamazen Corp.	458,100	4,244,291
	Yasuda Logistics Corp.	116,000	1,130,063
	Yokogawa Bridge Holdings Corp.	237,400	4,453,158
	Yondenko Corp.	27,360	722,438
	Yuasa Trading Co., Ltd.	127,400	4,087,447
	Yuken Kogyo Co., Ltd.	24,000	372,924
#	Yumeshin Holdings Co., Ltd.	354,100	2,743,059
	Yurtec Corp.	277,500	1,664,692
	Zaoh Co., Ltd.	23,400	316,439
#	Zenitaka Corp. (The)	19,600	721,741
	Zuiko Corp.	29,000	1,123,774
TOTAL INDUSTRIALS			1,081,717,821

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (12.8%)
	A&D Co., Ltd.	139,700	$1,156,910
#	Access Co., Ltd.	208,000	1,683,364
	Ad-sol Nissin Corp.	43,000	911,825
	Adtec Plasma Technology Co., Ltd.	4,100	66,733
	AGS Corp.	11,600	84,855
	Ai Holdings Corp.	293,000	4,982,393
	Aichi Tokei Denki Co., Ltd.	18,900	749,092
	Aiphone Co., Ltd.	74,200	1,149,445
	Alpha Systems, Inc.	57,420	1,479,728
	Amano Corp.	126,600	3,656,076
	AOI Electronics Co., Ltd.	31,400	780,746
	Argo Graphics, Inc.	121,300	3,814,758
	Arisawa Manufacturing Co., Ltd.	223,500	2,002,670
	ArtSpark Holdings, Inc.	48,100	312,311
	Asahi Intelligence Service Co., Ltd.	1,300	14,665
	Avant Corp.	115,800	1,067,173
*	Axell Corp.	44,900	338,520
	Azia Co., Ltd.	14,300	173,790
# *	BrainPad, Inc.	7,200	405,610
	Broadleaf Co., Ltd.	689,900	3,812,869
	Business Brain Showa-Ota, Inc.	13,800	311,316
	CAC Holdings Corp.	93,200	1,207,904
	Canon Electronics, Inc.	146,100	2,773,057
	Capital Asset Planning, Inc.	13,200	155,695
	CDS Co., Ltd.	21,300	285,394
	Chino Corp.	47,400	617,926
	Citizen Watch Co., Ltd.	1,635,000	7,904,289
	CMK Corp.	358,100	1,689,410
#	Computer Engineering & Consulting, Ltd.	177,000	3,312,733
	Computer Institute of Japan, Ltd.	105,000	822,662
	Comture Corp.	153,200	2,978,251
	CONEXIO Corp.	126,200	1,839,412
	Core Corp.	45,800	581,687
	Cresco, Ltd.	83,000	1,407,911
# *	CRI Middleware Co., Ltd.	8,500	143,542
#	Cube System, Inc.	60,600	422,397
	Cyber Com Co., Ltd.	15,800	292,683
	Cybernet Systems Co., Ltd.	55,000	442,543
	Cybozu, Inc.	147,700	2,581,464
	Dai-ichi Seiko Co., Ltd.	67,900	1,492,885
#	Daiko Denshi Tsushin, Ltd.	37,200	343,047
#	Daishinku Corp.	55,099	869,575
	Daitron Co., Ltd.	54,400	841,255
	Daiwabo Holdings Co., Ltd.	131,300	7,309,732
*	DDS, Inc.	34,500	98,707
	Denki Kogyo Co., Ltd.	75,000	2,518,663
#	Densan System Co., Ltd.	50,100	1,363,309
	Dexerials Corp.	443,500	3,772,663
#	Digital Arts, Inc.	79,600	3,693,078
#	Digital Garage, Inc.	141,000	5,141,616
#	Digital Hearts Holdings Co., Ltd.	99,700	830,627
	Digital Information Technologies Corp.	54,900	842,605
#	DKK-Toa Corp.	28,300	246,954
	Double Standard, Inc.	14,000	535,813
	DTS Corp.	318,400	7,379,254
	Ebase Co., Ltd.	29,800	391,809
	E-Guardian, Inc.	71,700	1,161,345
	Eizo Corp.	125,500	4,096,691
	Elecom Co., Ltd.	141,200	5,692,868

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Elematec Corp.	122,942	$1,381,377
	Enomoto Co., Ltd.	30,200	330,891
	Enplas Corp.	67,500	1,812,128
	ESPEC Corp.	152,100	3,079,406
	Excel Co., Ltd.	54,100	792,074
	Fenwal Controls of Japan, Ltd.	21,600	293,921
#	Ferrotec Holdings Corp.	264,900	1,945,346
# *	FFRI, Inc.	22,500	543,973
#	Fixstars Corp.	115,700	1,580,060
	Focus Systems Corp.	26,000	229,151
	Forval Corp.	53,900	563,565
	FTGroup Co., Ltd.	65,400	896,364
	Fuji Soft, Inc.	89,700	3,595,295
	Fujitsu Frontech, Ltd.	86,700	1,067,913
	Fukui Computer Holdings, Inc.	53,500	1,628,992
	Furuno Electric Co., Ltd.	182,400	1,790,302
#	Furuya Metal Co., Ltd.	7,600	409,712
	Future Corp.	150,800	2,613,232
	Future Innovation Group, Inc.	11,900	32,334
#	Geomatec Co., Ltd.	29,900	176,834
	GL Sciences, Inc.	46,700	681,791
	Glosel Co., Ltd.	118,700	494,391
#	GMO Cloud K.K.	19,300	436,568
	GMO internet, Inc.	141,200	2,706,761
#	GMO Pepabo, Inc.	7,300	146,144
# *	Gunosy, Inc.	44,800	493,224
	Hagiwara Electric Holdings Co., Ltd.	51,100	1,184,423
	Hakuto Co., Ltd.	98,700	1,145,160
	Hibino Corp.	26,900	580,728
	Hioki EE Corp.	70,300	2,499,525
	Hochiki Corp.	113,100	1,573,854
	Hokuriku Electric Industry Co., Ltd.	48,200	538,490
	Honda Tsushin Kogyo Co., Ltd.	113,800	559,842
	Hosiden Corp.	401,900	4,405,130
	Icom, Inc.	78,400	1,810,530
	ID Holdings Corp.	52,100	715,737
	Ikegami Tsushinki Co., Ltd.	40,799	439,269
	Ines Corp.	157,000	2,277,472
	I-Net Corp.	80,390	1,088,652
	Infocom Corp.	179,300	4,972,617
#	Infomart Corp.	657,700	5,202,651
	Information Services International-Dentsu, Ltd.	89,300	3,722,969
	Innotech Corp.	109,800	1,126,954
#	Intelligent Wave, Inc.	36,600	262,406
#	Inter Action Corp.	27,600	646,573
	I-O Data Device, Inc.	57,800	558,774
	Iriso Electronics Co., Ltd.	154,700	5,855,912
	ISB Corp.	20,000	338,302
	Itfor, Inc.	164,700	1,254,583
	Iwatsu Electric Co., Ltd.	68,500	515,330
	Japan Aviation Electronics Industry, Ltd.	360,500	6,390,562
	Japan Cash Machine Co., Ltd.	153,500	1,155,825
# *	Japan Display, Inc.	3,483,900	2,191,828
	Japan Electronic Materials Corp.	51,800	433,785
	Japan Material Co., Ltd.	465,500	6,794,284
	Jastec Co., Ltd.	81,100	797,384
	JBCC Holdings, Inc.	116,500	1,999,124
	JFE Systems, Inc.	3,100	117,257
*	JIG-SAW, Inc.	26,700	936,084

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Kaga Electronics Co., Ltd.	123,200	$2,549,231
	Kanematsu Electronics, Ltd.	89,000	2,881,143
	KEL Corp.	27,900	231,775
	Koa Corp.	172,100	1,819,081
	KSK Co., Ltd.	3,000	49,872
	Kyoden Co., Ltd.	116,100	369,191
#	Kyosan Electric Manufacturing Co., Ltd.	311,000	1,578,649
	Kyowa Electronic Instruments Co., Ltd.	146,000	564,020
#	LAC Co., Ltd.	100,100	990,029
	Lecip Holdings Corp.	10,900	64,760
	Macnica Fuji Electronics Holdings, Inc.	367,550	5,488,749
#	Mamezou Holdings Co., Ltd.	108,100	1,666,082
	Marubun Corp.	112,200	619,498
	Maruwa Co., Ltd.	67,500	4,905,194
	Maxell Holdings, Ltd.	359,000	4,712,617
	MCJ Co., Ltd.	529,500	3,631,284
	Megachips Corp.	112,800	1,755,640
#	Meiko Electronics Co., Ltd.	158,100	2,521,505
	Melco Holdings, Inc.	17,800	428,624
*	Metaps, Inc.	12,800	107,963
	Micronics Japan Co., Ltd.	219,200	2,527,236
	Mimaki Engineering Co., Ltd.	136,300	623,172
	Mimasu Semiconductor Industry Co., Ltd.	125,181	2,641,060
	Miraial Co., Ltd.	48,800	559,903
	Miroku Jyoho Service Co., Ltd.	137,100	3,784,363
	Mitachi Co., Ltd.	17,900	118,517
	Mitsubishi Research Institute, Inc.	56,200	2,205,408
	Mitsui High-Tec, Inc.	82,300	1,225,441
#	m-up, Inc.	4,800	124,546
	Mutoh Holdings Co., Ltd.	14,600	228,907
#	Nagano Keiki Co., Ltd.	96,400	797,034
	Nakayo, Inc.	75,100	1,136,352
	NEC Networks & System Integration Corp.	161,300	6,028,803
#	Neos Corp.	22,700	148,845
	NF Corp.	23,700	525,395
	Nichicon Corp.	368,300	3,327,567
*	Nihon Dempa Kogyo Co., Ltd.	121,600	543,112
	Nihon Denkei Co., Ltd.	31,800	371,367
#	Nippon Chemi-Con Corp.	83,600	1,263,579
#	Nippon Computer Dynamics Co., Ltd.	38,600	289,891
	Nippon Electric Glass Co., Ltd.	80,436	1,553,867
#	Nippon Information Development Co., Ltd.	12,600	158,298
#	Nippon Kodoshi Corp.	55,400	666,663
	Nippon Signal Co., Ltd.	361,100	4,553,522
	Nippon Systemware Co., Ltd.	56,800	1,266,689
	Nissha Co., Ltd.	253,600	2,289,999
	Nohmi Bosai, Ltd.	166,300	3,693,424
	NSD Co., Ltd.	564,560	9,096,425
	NuFlare Technology, Inc.	35,800	3,875,132
#	Ohara, Inc.	35,900	393,713
	Ohizumi Manufacturing Co., Ltd.	27,100	199,489
# *	Okaya Electric Industries Co., Ltd.	77,800	265,802
	Oki Electric Industry Co., Ltd.	670,300	8,345,386
#	ONO Sokki Co., Ltd.	37,400	202,358
	Optex Group Co., Ltd.	257,620	3,389,896
*	Optim Corp.	2,100	77,081
	Oro Co., Ltd.	15,800	487,275
	Osaki Electric Co., Ltd.	322,100	1,843,712
	Oval Corp.	35,600	78,319

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Paltek Corp.	38,500	$189,095
#	PCA Corp.	2,300	93,247
	PCI Holdings, Inc.	15,400	304,222
	Poletowin Pitcrew Holdings, Inc.	222,600	1,837,286
#	Pro-Ship, Inc.	41,700	533,958
	Rakus Co., Ltd.	260,600	4,140,814
#	RECOMM Co., Ltd.	404,200	441,159
	Restar Holdings Corp.	152,700	2,580,826
	Riken Keiki Co., Ltd.	110,200	2,139,353
	Riso Kagaku Corp.	161,600	2,755,234
	Roland DG Corp.	96,900	1,752,250
#	Rorze Corp.	72,900	2,685,760
	RS Technologies Co., Ltd.	27,300	699,441
	Ryoden Corp.	109,900	1,651,255
	Ryosan Co., Ltd.	174,500	4,035,738
#	Ryoyo Electro Corp.	157,800	2,672,042
	Saison Information Systems Co., Ltd.	24,800	491,333
	Sakura Internet, Inc.	155,700	954,424
	Sanken Electric Co., Ltd.	181,000	4,564,610
	Sanshin Electronics Co., Ltd.	142,100	2,186,122
	Satori Electric Co., Ltd.	89,080	704,211
	Saxa Holdings, Inc.	32,600	606,153
	SB Technology Corp.	69,800	1,527,823
	Scala, Inc.	120,700	798,871
#	Seikoh Giken Co., Ltd.	22,300	593,716
	SEMITEC Corp.	5,500	137,658
#	Shibaura Electronics Co., Ltd.	57,400	1,504,539
	Shibaura Mechatronics Corp.	28,700	970,383
*	SHIFT, Inc.	41,800	2,843,980
	Shindengen Electric Manufacturing Co., Ltd.	53,900	1,642,726
	Shinko Electric Industries Co., Ltd.	535,400	6,284,609
	Shinko Shoji Co., Ltd.	310,000	2,370,506
	Shizuki Electric Co., Inc.	127,100	716,604
#	Showa Shinku Co., Ltd.	25,400	382,207
	Sigma Koki Co., Ltd.	31,600	402,760
#	Siix Corp.	223,400	2,591,842
	SK-Electronics Co., Ltd.	58,900	984,600
	SMK Corp.	36,699	1,045,542
#	Softbrain Co., Ltd.	111,300	561,074
	Softcreate Holdings Corp.	56,900	920,024
	Soliton Systems K.K.	51,700	565,185
#	Soshin Electric Co., Ltd.	58,400	234,541
#	Sourcenext Corp.	364,000	1,629,497
	SRA Holdings	75,600	1,757,050
	Sumida Corp.	202,749	1,980,703
	Sun-Wa Technos Corp.	82,000	735,517
	Suzuki Co., Ltd.	77,300	529,143
	System Information Co., Ltd.	54,800	488,501
	System Research Co., Ltd.	27,200	449,326
	Systemsoft Corp.	156,000	147,612
	Systena Corp.	531,900	8,924,247
	Tachibana Eletech Co., Ltd.	123,860	2,021,264
	Takachiho Koheki Co., Ltd.	38,500	406,624
#	TAKEBISHI Corp.	53,100	720,677
	Tamura Corp.	597,100	3,487,350
#	Tazmo Co., Ltd.	39,500	431,786
	TDC Soft, Inc.	109,700	979,925
	TechMatrix Corp.	116,800	2,782,253
#	Techno Horizon Holdings Co., Ltd.	56,700	402,137

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Tecnos Japan, Inc.	27,600	$119,058
	Teikoku Tsushin Kogyo Co., Ltd.	53,800	609,337
*	Terilogy Co., Ltd.	15,600	117,813
	TESEC Corp.	19,400	208,551
	TKC Corp.	105,300	5,213,585
	Toho System Science Co., Ltd.	2,700	22,389
	Tokyo Electron Device, Ltd.	45,600	1,050,458
	Tokyo Seimitsu Co., Ltd.	291,800	10,152,845
	Tomen Devices Corp.	15,300	549,147
	Topcon Corp.	832,400	11,466,645
#	Torex Semiconductor, Ltd.	45,500	621,993
	Toshiba TEC Corp.	109,900	4,303,559
	Toukei Computer Co., Ltd.	22,710	733,601
	Towa Corp.	159,000	1,433,435
	Toyo Corp.	161,900	1,846,077
#	Tri Chemical Laboratories, Inc.	39,400	3,739,496
#	Tsuzuki Denki Co., Ltd.	42,800	538,650
#	Ubicom Holdings, Inc.	12,500	150,424
	Ulvac, Inc.	205,200	7,402,346
#	UMC Electronics Co., Ltd.	52,700	198,841
	Uniden Holdings Corp.	42,400	796,179
	UNIRITA, Inc.	8,100	139,789
	UNITED, Inc.	24,200	259,690
#	V Technology Co., Ltd.	69,600	3,074,570
	VINX Corp.	11,500	114,539
	Wacom Co., Ltd.	1,103,500	4,019,654
	YAC Holdings Co., Ltd.	70,800	408,170
# *	Yamaha Motor Robotics Holdings Co., Ltd.	88,400	396,867
#	Yamaichi Electronics Co., Ltd.	154,400	2,260,225
	Yashima Denki Co., Ltd.	131,200	1,082,150
	Yokowo Co., Ltd.	105,200	2,789,130
	Zuken, Inc.	40,200	912,436
TOTAL INFORMATION TECHNOLOGY			468,395,509
MATERIALS — (10.2%)
	Achilles Corp.	104,900	1,662,314
	ADEKA Corp.	654,200	9,454,185
#	Agro-Kanesho Co., Ltd.	1,300	17,259
	Aichi Steel Corp.	80,200	2,562,308
	Arakawa Chemical Industries, Ltd.	129,000	1,783,021
	Araya Industrial Co., Ltd.	25,200	331,559
	Asahi Holdings, Inc.	282,250	7,087,175
	Asahi Printing Co., Ltd.	25,700	238,510
	Asahi Yukizai Corp.	98,600	1,522,938
	Asahipen Corp.	2,100	33,293
	Asia Pile Holdings Corp.	220,000	1,100,554
	C Uyemura & Co., Ltd.	35,900	2,502,161
	Carlit Holdings Co., Ltd.	139,400	727,893
	Chuetsu Pulp & Paper Co., Ltd.	49,900	703,715
*	Chugai Mining Co., Ltd.	652,700	114,282
	Chugoku Marine Paints, Ltd.	466,100	4,331,969
	CI Takiron Corp.	322,100	2,024,106
#	CK-San-Etsu Co., Ltd.	21,200	641,489
	Dai Nippon Toryo Co., Ltd.	145,500	1,492,284
	Daido Steel Co., Ltd.	107,100	4,095,528
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	130,800	1,102,358
	Daiken Corp.	90,200	1,541,363
	Daiki Aluminium Industry Co., Ltd.	202,100	1,260,655
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	93,400	2,480,603

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Daio Paper Corp.	295,500	$3,879,223
	DKS Co., Ltd.	62,700	2,729,829
	Dowa Holdings Co., Ltd.	92,500	3,327,305
	Dynapac Co., Ltd.	8,500	115,506
	Fuji Seal International, Inc.	169,300	3,545,716
	Fujikura Kasei Co., Ltd.	184,200	907,825
	Fujimori Kogyo Co., Ltd.	120,400	3,697,965
	Fuso Chemical Co., Ltd.	140,000	3,937,843
	Geostr Corp.	111,400	467,060
	Godo Steel, Ltd.	67,700	1,755,128
	Gun-Ei Chemical Industry Co., Ltd.	31,600	697,664
	Hakudo Co., Ltd.	48,200	644,294
	Harima Chemicals Group, Inc.	104,700	1,107,253
	Hodogaya Chemical Co., Ltd.	44,900	1,521,651
	Hokkan Holdings, Ltd.	56,100	997,154
	Hokko Chemical Industry Co., Ltd.	139,100	784,998
	Hokuetsu Corp.	988,999	4,558,966
	Honshu Chemical Industry Co., Ltd.	28,200	309,821
	Ise Chemicals Corp.	14,800	486,725
	Ishihara Chemical Co., Ltd.	35,500	583,120
	Ishihara Sangyo Kaisha, Ltd.	222,050	1,861,345
	Ishizuka Glass Co., Ltd.	16,100	383,449
	JCU Corp.	169,700	4,814,579
	JSP Corp.	102,000	1,777,606
	Kaneka Corp.	42,200	1,293,812
	Kanto Denka Kogyo Co., Ltd.	323,400	2,983,419
	Katakura & Co-op Agri Corp.	21,500	241,156
	KeePer Technical Laboratory Co., Ltd.	51,000	590,258
	KH Neochem Co., Ltd.	234,500	5,046,966
	Kimoto Co., Ltd.	239,000	376,019
	Koatsu Gas Kogyo Co., Ltd.	225,193	1,645,634
#	Kobe Steel, Ltd.	1,810,200	8,266,278
	Kohsoku Corp.	72,200	800,429
	Konishi Co., Ltd.	252,700	3,540,613
	Konoshima Chemical Co., Ltd.	39,000	360,594
	Krosaki Harima Corp.	35,700	2,117,692
#	Kumiai Chemical Industry Co., Ltd.	437,887	3,358,883
#	Kunimine Industries Co., Ltd.	40,400	475,778
	Kureha Corp.	130,550	7,322,735
	Kurimoto, Ltd.	66,400	1,276,499
	Kuriyama Holdings Corp.	92,800	603,827
	Kyoei Steel, Ltd.	161,600	2,834,390
	Kyowa Leather Cloth Co., Ltd.	91,900	658,546
	Lintec Corp.	234,800	5,075,562
	MEC Co., Ltd.	129,200	1,795,935
	Mitani Sekisan Co., Ltd.	73,200	2,589,630
	Mitsubishi Paper Mills, Ltd.	383,200	1,591,255
	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	487,143
	Mitsui Mining & Smelting Co., Ltd.	451,000	10,627,237
	Molitec Steel Co., Ltd.	83,100	271,016
	MORESCO Corp.	47,800	616,189
	Mory Industries, Inc.	38,300	909,793
	Nakayama Steel Works, Ltd.	204,600	920,623
	Neturen Co., Ltd.	252,800	1,951,350
*	New Japan Chemical Co., Ltd.	200,600	362,515
#	Nicca Chemical Co., Ltd.	49,300	397,150
	Nichia Steel Works, Ltd.	138,600	427,624
#	Nihon Kagaku Sangyo Co., Ltd.	88,900	819,540
	Nihon Nohyaku Co., Ltd.	243,500	1,240,615

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Nihon Parkerizing Co., Ltd.	517,500	$5,367,249
	Nihon Yamamura Glass Co., Ltd.	104,000	1,156,654
	Nippon Carbide Industries Co., Inc.	48,300	599,963
#	Nippon Chemical Industrial Co., Ltd.	42,600	1,239,318
	Nippon Concrete Industries Co., Ltd.	306,600	773,975
# *	Nippon Denko Co., Ltd.	970,714	1,421,951
#	Nippon Fine Chemical Co., Ltd.	81,500	1,075,581
	Nippon Kayaku Co., Ltd.	70,700	829,041
	Nippon Kinzoku Co., Ltd.	27,000	205,144
	Nippon Koshuha Steel Co., Ltd.	26,799	105,490
	Nippon Light Metal Holdings Co., Ltd.	4,461,900	8,513,506
	Nippon Paper Industries Co., Ltd.	345,500	5,622,631
	Nippon Pillar Packing Co., Ltd.	152,100	2,022,168
	Nippon Soda Co., Ltd.	184,500	4,965,000
	Nippon Yakin Kogyo Co., Ltd.	112,849	2,144,941
	Nitta Gelatin, Inc.	100,500	605,102
	Nittetsu Mining Co., Ltd.	43,300	1,760,283
	Nozawa Corp.	52,500	345,048
	Oat Agrio Co., Ltd.	18,000	235,592
	Okamoto Industries, Inc.	82,600	2,874,901
	Okura Industrial Co., Ltd.	61,000	976,481
	Osaka Organic Chemical Industry, Ltd.	100,800	1,657,295
	Osaka Soda Co., Ltd.	106,299	2,823,321
	Osaka Steel Co., Ltd.	94,200	1,358,817
	OSAKA Titanium Technologies Co., Ltd.	142,300	1,801,546
#	Pacific Metals Co., Ltd.	115,599	2,164,427
	Pack Corp. (The)	96,200	3,386,732
	Rasa Industries, Ltd.	49,700	646,403
	Rengo Co., Ltd.	588,300	4,122,249
	Riken Technos Corp.	255,000	1,133,676
	Sakai Chemical Industry Co., Ltd.	109,200	2,218,287
	Sakata INX Corp.	311,800	3,254,248
	Sanyo Chemical Industries, Ltd.	94,900	4,442,347
#	Sanyo Special Steel Co., Ltd.	147,060	1,993,292
	Seiko PMC Corp.	78,600	668,913
	Sekisui Plastics Co., Ltd.	177,200	1,247,308
	Shikoku Chemicals Corp.	260,000	2,848,312
	Shinagawa Refractories Co., Ltd.	42,000	1,142,907
	Shin-Etsu Polymer Co., Ltd.	333,300	2,832,583
	SK Kaken Co., Ltd.	1,600	697,095
	Soken Chemical & Engineering Co., Ltd.	51,200	611,705
	Stella Chemifa Corp.	79,700	2,193,599
	Sumitomo Bakelite Co., Ltd.	156,500	5,625,292
	Sumitomo Osaka Cement Co., Ltd.	238,699	9,704,623
	Sumitomo Seika Chemicals Co., Ltd.	65,100	1,854,646
	T Hasegawa Co., Ltd.	204,200	4,188,808
	T&K Toka Co., Ltd.	146,900	1,322,763
	Taisei Lamick Co., Ltd.	43,300	1,119,228
	Taiyo Holdings Co., Ltd.	138,300	5,850,335
	Takasago International Corp.	103,200	2,226,855
#	Takemoto Yohki Co., Ltd.	46,900	373,899
	Taoka Chemical Co., Ltd.	4,700	339,380
	Tayca Corp.	131,300	2,263,673
	Tenma Corp.	126,900	2,280,815
	Titan Kogyo, Ltd.	5,100	112,628
	Toagosei Co., Ltd.	861,900	9,636,585
	Toda Kogyo Corp.	24,800	478,676
	Toho Acetylene Co., Ltd.	12,700	158,120
	Toho Chemical Industry Co., Ltd.	47,000	222,139

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Toho Titanium Co., Ltd.	256,300	$1,962,118
	Toho Zinc Co., Ltd.	103,499	1,771,569
	Tohoku Steel Co., Ltd.	16,300	222,701
	Tokushu Tokai Paper Co., Ltd.	69,858	2,545,130
	Tokuyama Corp.	414,298	10,506,993
	Tokyo Ohka Kogyo Co., Ltd.	214,800	8,899,225
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	227,716
	Tokyo Rope Manufacturing Co., Ltd.	101,700	1,021,642
	Tokyo Steel Manufacturing Co., Ltd.	791,600	5,930,526
	Tokyo Tekko Co., Ltd.	71,800	992,885
	Tomoegawa Co., Ltd.	33,600	274,205
	Tomoku Co., Ltd.	80,700	1,365,349
	Topy Industries, Ltd.	107,600	1,744,736
#	Toyo Gosei Co., Ltd.	32,800	1,175,625
	Toyo Ink SC Holdings Co., Ltd.	265,800	5,925,714
	Toyobo Co., Ltd.	680,300	9,287,391
#	TYK Corp.	172,600	490,621
	UACJ Corp.	211,841	4,316,786
	Ube Industries, Ltd.	67,500	1,354,793
	Ultrafabrics Holdings Co., Ltd.	2,400	29,558
	Valqua, Ltd.	121,099	2,560,161
	Vertex Corp.	45,998	818,987
	Wavelock Holdings Co., Ltd.	30,900	225,291
	Wood One Co., Ltd.	48,500	509,453
	Yamato Kogyo Co., Ltd.	184,800	4,477,114
	Yodogawa Steel Works, Ltd.	152,700	2,731,066
	Yoshicon Co., Ltd.	3,100	32,619
#	Yotai Refractories Co., Ltd.	118,000	751,501
	Yushiro Chemical Industry Co., Ltd.	73,800	913,471
TOTAL MATERIALS			374,488,744
REAL ESTATE — (2.2%)
#	AD Works Co., Ltd.	1,948,800	500,503
	Airport Facilities Co., Ltd.	148,670	746,205
	Anabuki Kosan, Inc.	12,000	186,946
#	Aoyama Zaisan Networks Co., Ltd.	52,600	739,847
	Apaman Co., Ltd.	77,800	580,264
#	Arealink Co., Ltd.	29,600	317,373
	B-Lot Co., Ltd.	20,000	309,090
	Cosmos Initia Co., Ltd.	97,700	684,613
	Daibiru Corp.	358,100	4,407,981
	Dear Life Co., Ltd.	145,300	775,084
	Goldcrest Co., Ltd.	127,870	2,198,112
	Good Com Asset Co., Ltd.	10,300	214,600
	Grandy House Corp.	118,600	535,401
	Heiwa Real Estate Co., Ltd.	236,600	6,972,887
	Ichigo, Inc.	1,144,700	4,294,959
	Intellex Co., Ltd.	30,000	200,175
*	Japan Asset Marketing Co., Ltd.	1,543,400	1,401,501
	Japan Corporate Housing Service, Inc.	11,700	115,292
	Japan Property Management Center Co., Ltd.	83,400	1,016,982
	JSB Co., Ltd.	3,700	178,734
	Kabuki-Za Co., Ltd.	1,400	75,014
	Keihanshin Building Co., Ltd.	277,500	3,739,267
	Kenedix, Inc.	1,600,900	8,052,937
	Land Business Co., Ltd.	14,800	104,881
*	LAND Co., Ltd.	162,800	16,821
# *	Leopalace21 Corp.	1,890,700	5,433,238
	Mugen Estate Co., Ltd.	83,200	530,593

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
#	Nippon Commercial Development Co., Ltd.	85,500	$1,328,302
	Nisshin Group Holdings Co., Ltd.	234,800	1,167,289
# *	Prospect Co., Ltd.	3,669,000	1,051,951
	Raysum Co., Ltd.	105,400	939,810
	SAMTY Co., Ltd.	145,350	2,464,225
	Sankyo Frontier Co., Ltd.	23,100	874,263
	Sansei Landic Co., Ltd.	40,600	321,574
	Shinoken Group Co., Ltd.	142,500	1,586,207
	Star Mica Holdings Co., Ltd.	95,400	1,435,864
	Sun Frontier Fudousan Co., Ltd.	232,400	2,595,213
	Takara Leben Co., Ltd.	639,300	2,848,319
	TOC Co., Ltd.	387,150	3,109,461
#	Tokyo Rakutenchi Co., Ltd.	21,100	1,158,971
	Tokyo Theatres Co., Inc.	54,099	673,116
	Tosei Corp.	313,200	4,042,297
	Unizo Holdings Co., Ltd.	211,100	10,734,845
	Urbanet Corp. Co., Ltd.	120,100	391,781
TOTAL REAL ESTATE			81,052,788
UTILITIES — (1.3%)
	EF-ON, Inc.	104,520	724,577
	eRex Co., Ltd.	211,000	3,202,866
	Hiroshima Gas Co., Ltd.	337,400	1,097,024
	Hokkaido Electric Power Co., Inc.	1,316,800	6,175,548
	Hokkaido Gas Co., Ltd.	102,300	1,530,126
*	Hokuriku Electric Power Co.	866,100	6,442,887
	Hokuriku Gas Co., Ltd.	10,100	285,284
	K&O Energy Group, Inc.	110,200	1,613,368
	Nippon Gas Co., Ltd.	207,600	6,564,826
	Okinawa Electric Power Co., Inc. (The)	348,221	6,414,335
*	RENOVA, Inc.	186,500	2,237,754
	Saibu Gas Co., Ltd.	244,700	5,243,805
	Shikoku Electric Power Co., Inc.	94,100	798,018
	Shizuoka Gas Co., Ltd.	390,100	3,139,542
#	Toell Co., Ltd.	61,200	441,085
	West Holdings Corp.	105,700	1,674,661
TOTAL UTILITIES			47,585,706
TOTAL COMMON STOCKS Cost ($3,219,377,020)			3,578,083,210

			Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@ §	The DFA Short Term Investment Fund	7,517,650	86,994,247
TOTAL INVESTMENTS — (100.0%)
(Cost $3,306,394,132)^^			$3,665,077,457

ST	Special Tax

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The Japanese Small Company Series
CONTINUED
Summary of the Series' investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$98,922,676	—	$98,922,676
Consumer Discretionary	$2,713,077	648,960,355	—	651,673,432
Consumer Staples	—	266,539,929	—	266,539,929
Energy	—	43,010,256	—	43,010,256
Financials	—	291,483,735	—	291,483,735
Health Care	—	173,212,614	—	173,212,614
Industrials	—	1,081,717,821	—	1,081,717,821
Information Technology	—	468,395,509	—	468,395,509
Materials	—	374,488,744	—	374,488,744
Real Estate	—	81,052,788	—	81,052,788
Utilities	—	47,585,706	—	47,585,706
Securities Lending Collateral	—	86,994,247	—	86,994,247
TOTAL	$2,713,077	$3,662,364,380	—	$3,665,077,457

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.2%)
AUSTRALIA — (51.4%)
*	3P Learning, Ltd.	93,233	$52,380
*	88 Energy, Ltd.	1,299,893	18,994
	A2B Australia, Ltd.	241,263	236,653
	Accent Group, Ltd.	2,023,672	2,274,978
	Adairs, Ltd.	569,354	840,800
	Adelaide Brighton, Ltd.	2,429,049	5,865,948
*	Advance NanoTek, Ltd.	4,230	16,423
# *	Ainsworth Game Technology, Ltd.	400,919	195,873
# *	Alkane Resources, Ltd.	2,214,509	1,178,057
	Alliance Aviation Services, Ltd.	104,215	181,464
	ALS, Ltd.	1,020,285	6,520,343
	Altium, Ltd.	322,573	8,418,082
# *	Altura Mining, Ltd.	1,171,741	48,631
	AMA Group, Ltd.	2,254,833	1,367,437
# *	Amaysim Australia, Ltd.	1,875,508	423,142
	Ansell, Ltd.	840,210	17,759,749
	AP Eagers, Ltd.	750,941	4,471,564
	APN Property Group, Ltd.	58,003	24,159
	Appen, Ltd.	94,766	1,562,385
*	Arafura Resources, Ltd.	1,409,526	73,530
#	ARB Corp., Ltd.	527,030	6,480,834
# *	Ardent Leisure Group, Ltd.	3,886,705	3,643,695
	ARQ Group, Ltd.	982,475	236,814
*	Asaleo Care, Ltd.	1,086,900	783,688
	AUB Group, Ltd.	478,705	4,148,505
	Aurelia Metals, Ltd.	3,808,573	1,122,940
	Austal, Ltd.	2,140,525	5,528,298
*	Australian Agricultural Co., Ltd.	3,613,877	2,685,793
	Australian Ethical Investment, Ltd.	11,891	38,201
	Australian Finance Group, Ltd.	838,690	1,591,031
	Australian Pharmaceutical Industries, Ltd.	3,111,806	2,721,379
#	Australian Vintage, Ltd.	4,317,004	1,461,110
	Auswide Bank, Ltd.	106,144	436,392
	AVJennings, Ltd.	7,058,528	2,868,185
*	AVZ Minerals, Ltd.	1,847,793	69,711
*	Axsesstoday, Ltd.	20,251	4,131
	Baby Bunting Group, Ltd.	318,497	719,365
#	Bank of Queensland, Ltd.	2,104,987	10,701,945
#	Bapcor, Ltd.	1,866,075	7,798,965
*	Base Resources, Ltd.	393,323	61,432
#	Bega Cheese, Ltd.	1,535,076	4,447,704
	Bell Financial Group, Ltd.	122,493	111,537
# *	Berkeley Energia, Ltd.	27,600	3,474
	Bingo Industries, Ltd.	841,528	1,553,969
#	Blackmores, Ltd.	90,390	5,360,521
	Bravura Solutions, Ltd.	1,597,201	5,783,284
	Breville Group, Ltd.	788,368	9,711,871
	Brickworks, Ltd.	513,004	6,780,914
*	Buru Energy, Ltd.	678,801	76,910
#	BWX, Ltd.	511,230	1,414,249
# *	Byron Energy, Ltd.	89,192	17,309
# *	Cann Group, Ltd.	71,385	61,141
#	Capitol Health, Ltd.	3,495,372	604,500
# *	Cardno, Ltd.	1,127,842	296,585
# *	Carnarvon Petroleum, Ltd.	3,381,086	775,913

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	carsales.com, Ltd.	1,530,363	$17,419,325
# *	Cash Converters International, Ltd.	3,582,331	547,783
# *	Catapult Group International, Ltd.	401,552	526,587
	Cedar Woods Properties, Ltd.	426,933	2,273,608
	Centuria Capital Group	131,592	214,643
	Centuria Capital Group.	10,029	16,448
*	Champion Iron, Ltd.	204,512	328,965
#	Citadel Group, Ltd. (The)	83,353	264,909
	City Chic Collective, Ltd.	153,239	313,072
	Class, Ltd.	386,717	523,572
	Clean Seas Seafood, Ltd.	87,730	43,178
*	Clean TeQ Holdings, Ltd.	86,928	14,120
	Cleanaway Waste Management, Ltd.	10,799,966	14,586,119
#	Clinuvel Pharmaceuticals, Ltd.	108,279	1,978,690
#	Clover Corp., Ltd.	365,203	647,495
	Codan, Ltd.	670,501	3,411,348
#	Collection House, Ltd.	2,084,920	1,481,139
	Collins Foods, Ltd.	820,761	4,667,565
# *	Cooper Energy, Ltd.	14,201,131	5,294,252
#	Corporate Travel Management, Ltd.	520,840	6,121,536
#	Costa Group Holdings, Ltd.	2,640,354	4,805,500
#	Credit Corp. Group, Ltd.	531,516	12,490,961
*	CSG, Ltd.	1,608,459	328,635
	CSR, Ltd.	3,828,183	12,272,411
*	CuDeco, Ltd.	387,893	11,451
# *	Dacian Gold, Ltd.	275,576	264,325
	Data#3, Ltd.	962,073	2,884,288
	Decmil Group, Ltd.	920,710	250,423
	Dicker Data, Ltd.	221,608	993,836
#	Domain Holdings Australia, Ltd.	1,952,507	4,893,013
#	Domino's Pizza Enterprises, Ltd.	157,615	5,729,901
	Downer EDI, Ltd.	438,877	2,149,860
	DWS, Ltd.	514,109	370,083
# *	Eclipx Group, Ltd.	2,757,791	2,924,522
#	Elders, Ltd.	1,232,076	6,062,463
# *	Electro Optic Systems Holdings, Ltd.	440,153	3,066,994
# *	Emeco Holdings, Ltd.	848,810	1,279,238
	Emeco Holdings, Ltd.	82,489	114,302
*	EML Payments, Ltd.	555,843	1,926,438
# *	Energy World Corp., Ltd.	87,518	4,175
	Enero Group, Ltd.	10,609	14,103
	EQT Holdings, Ltd.	93,813	1,950,604
	Estia Health, Ltd.	1,743,968	2,849,228
	Euroz, Ltd.	106,429	76,169
	EVENT Hospitality and Entertainment, Ltd.	546,035	4,693,623
# *	FAR, Ltd.	12,771,552	348,631
#	Finbar Group, Ltd.	203,868	117,394
*	Fleetwood Corp., Ltd.	347,465	485,118
	FlexiGroup, Ltd.	2,196,712	3,050,232
#	Freedom Foods Group, Ltd.	303,064	970,312
#	G8 Education, Ltd.	2,747,991	3,485,622
# *	Galaxy Resources, Ltd.	2,565,745	1,724,428
	Genworth Mortgage Insurance Australia, Ltd.	1,857,260	4,526,457
# *	GetSwift, Ltd.	28,980	10,574
*	Gold Road Resources, Ltd.	3,183,092	3,065,444
	GR Engineering Services, Ltd.	55,230	34,677
*	GrainCorp, Ltd., Class A	1,527,548	8,478,642
#	Grange Resources, Ltd.	449,866	70,510
*	Greenland Minerals, Ltd.	1,692,337	139,583

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GTN, Ltd.	15,394	$8,351
	GUD Holdings, Ltd.	877,853	6,981,287
#	GWA Group, Ltd.	1,890,093	4,489,240
	Hansen Technologies, Ltd.	1,388,853	3,393,127
	Healius, Ltd.	4,144,191	8,111,548
#	Helloworld Travel, Ltd.	37,164	104,681
*	Highfield Resources, Ltd.	160,730	81,356
*	Horizon Oil, Ltd.	714,889	59,210
#	HT&E, Ltd.	1,774,958	2,017,606
#	HUB24, Ltd.	211,725	1,519,535
	IDP Education, Ltd.	223,126	2,597,503
	IGO, Ltd.	3,070,006	12,398,887
	Iluka Resources, Ltd.	1,221,278	7,811,416
*	Image Resources NL	332,933	50,978
	Imdex, Ltd.	2,345,745	2,267,357
*	IMF Bentham, Ltd.	2,465,699	7,763,253
*	Immutep, Ltd.	140,912	31,649
# *	ImpediMed, Ltd.	417,437	35,814
	Infigen Energy	6,355,291	3,336,509
	Infomedia, Ltd.	2,930,857	3,972,340
#	Inghams Group, Ltd.	2,191,759	5,150,416
# *	Intega Group, Ltd.	1,127,842	322,473
	Integral Diagnostics, Ltd.	283,232	761,840
	Integrated Research, Ltd.	611,969	1,201,720
#	InvoCare, Ltd.	1,006,913	8,974,101
*	ioneer, Ltd.	330,187	39,283
#	IOOF Holdings, Ltd.	2,149,859	11,202,282
	IPH, Ltd.	1,181,345	7,151,294
	IRESS, Ltd.	1,132,562	10,464,613
# *	iSelect, Ltd.	96,851	32,710
*	iSentia Group, Ltd.	1,014,066	174,738
	IVE Group, Ltd.	578,489	892,645
#	Japara Healthcare, Ltd.	1,815,991	1,170,138
#	JB Hi-Fi, Ltd.	800,010	21,038,707
	Johns Lyng Group, Ltd.	27,303	43,620
#	Jumbo Interactive, Ltd.	208,843	1,841,739
	Jupiter Mines, Ltd.	4,784,049	920,302
#	K&S Corp., Ltd.	191,577	209,144
*	Karoon Energy, Ltd.	4,242,179	3,251,982
*	Kingsgate Consolidated, Ltd.	1,825,067	689,890
#	Kogan.com, Ltd.	229,522	782,318
#	Lifestyle Communities, Ltd.	96,718	588,328
	Link Administration Holdings, Ltd.	271,150	1,221,830
#	Lovisa Holdings, Ltd.	104,858	772,657
*	Lynas Corp., Ltd.	5,699,403	8,277,095
	MACA, Ltd.	1,231,788	786,912
	Macmahon Holdings, Ltd.	5,278,517	969,039
*	MaxiTRANS Industries, Ltd.	823,085	118,015
# *	Mayne Pharma Group, Ltd.	10,077,132	3,024,006
	McMillan Shakespeare, Ltd.	490,350	4,193,281
	McPherson's, Ltd.	483,762	872,436
*	Medusa Mining, Ltd.	445,827	233,861
# *	Mesoblast, Ltd.	630,272	1,230,589
# *	Metals X, Ltd.	4,002,773	211,739
#	Metcash, Ltd.	7,124,101	12,345,665
	Michael Hill International, Ltd.	1,490,263	637,703
	Michael Hill International, Ltd.	94,305	39,852
	Midway, Ltd.	3,757	4,584
*	Millennium Minerals, Ltd.	1,065,474	36,375

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Mincor Resources NL	50,402	$21,817
#	Mineral Resources, Ltd.	1,210,928	13,614,423
# *	MMA Offshore, Ltd.	4,757,868	537,496
#	MNF Group, Ltd.	194,514	632,402
	Moelis Australia, Ltd.	72,907	267,301
#	Monadelphous Group, Ltd.	545,843	6,307,063
	Monash IVF Group, Ltd.	1,051,503	695,600
	Money3 Corp., Ltd.	926,438	1,513,500
	Mortgage Choice, Ltd.	814,098	718,854
	Mosaic Brands, Ltd.	5,993	6,956
*	Motorcycle Holdings, Ltd.	19,615	25,566
	Mount Gibson Iron, Ltd.	5,059,993	3,035,606
*	Myanmar Metals, Ltd.	494,858	16,902
# *	Myer Holdings, Ltd.	3,518,631	1,025,981
	MyState, Ltd.	516,670	1,875,871
	Navigator Global Investments, Ltd.	997,653	2,128,324
# *	nearmap, Ltd.	1,327,876	1,469,114
#	Neometals, Ltd.	626,513	81,758
#	Netwealth Group, Ltd.	354,037	1,888,492
*	Neuren Pharmaceuticals, Ltd.	8,077	15,127
#	New Hope Corp., Ltd.	2,234,532	2,770,672
# *	NEXTDC, Ltd.	2,176,341	10,885,481
	nib holdings, Ltd.	3,261,361	11,677,453
#	Nick Scali, Ltd.	386,496	1,808,072
#	Nine Entertainment Co. Holdings, Ltd.	9,954,590	12,312,686
	NRW Holdings, Ltd.	2,939,598	6,046,830
# *	Nufarm, Ltd.	2,076,155	7,572,611
	OFX Group, Ltd.	1,914,359	1,925,322
	OM Holdings, Ltd.	342,290	99,815
*	Onevue Holdings, Ltd.	857,257	206,585
	oOh!media, Ltd.	1,319,939	2,965,801
# *	Orocobre, Ltd.	141,073	289,226
	Orora, Ltd.	8,104,479	17,301,538
*	Otto Energy, Ltd.	1,066,610	22,948
	Ovato, Ltd.	276,031	8,535
	Over the Wire Holdings, Ltd.	14,661	43,406
	OZ Minerals, Ltd.	2,185,193	14,596,075
	Pacific Current Group, Ltd.	248,331	1,054,419
	Pacific Smiles Group, Ltd.	256,946	314,043
# *	Pact Group Holdings, Ltd.	1,728,453	3,167,146
# *	Paladin Energy, Ltd.	1,235,586	70,779
# *	Panoramic Resources, Ltd.	4,660,585	743,996
# *	Pantoro, Ltd.	632,837	42,362
#	Paragon Care, Ltd.	557,992	152,910
	Peet, Ltd.	928,220	836,907
	Pendal Group, Ltd.	2,052,929	12,013,887
	People Infrastructure, Ltd.	27,721	65,794
	Perenti Global, Ltd.	4,590,066	4,652,876
#	Perpetual, Ltd.	372,743	10,513,473
*	Perseus Mining, Ltd.	9,066,296	7,211,974
#	Pioneer Credit, Ltd.	166,590	195,316
#	Platinum Asset Management, Ltd.	2,615,403	8,192,220
*	Poseidon Nickel, Ltd.	643,832	15,022
# *	Praemium, Ltd.	1,152,591	363,842
	Premier Investments, Ltd.	786,850	10,347,078
*	Prime Media Group, Ltd.	44,455	4,578
#	Pro Medicus, Ltd.	300,101	4,730,990
	Propel Funeral Partners, Ltd.	4,902	11,584
	PWR Holdings, Ltd.	162,512	512,623

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	QMS Media, Ltd.	504,219	$408,717
	Qube Holdings, Ltd.	12,808	29,195
*	Quickstep Holdings, Ltd.	134,452	12,167
	Ramelius Resources, Ltd.	5,287,063	4,740,050
	Reckon, Ltd.	446,073	204,374
*	Red 5, Ltd.	682,020	139,961
*	Red River Resources, Ltd.	614,980	44,384
*	Redbubble, Ltd.	49,962	33,845
#	Regis Healthcare, Ltd.	1,485,310	2,378,563
	Regis Resources, Ltd.	3,099,309	9,500,783
#	Reject Shop, Ltd. (The)	95,937	310,995
#	Reliance Worldwide Corp., Ltd.	2,464,382	7,331,318
	Resimac Group, Ltd.	11,841	10,630
# *	Resolute Mining, Ltd.	9,951,553	7,816,433
*	Resonance Health, Ltd.	169,336	21,331
#	Rhipe, Ltd.	298,914	428,625
	Ridley Corp., Ltd.	1,826,059	1,258,279
*	RPMGlobal Holdings, Ltd.	192,851	141,040
	RXP Services, Ltd.	284,324	92,050
	Salmat, Ltd.	667,137	365,475
	Sandfire Resources, Ltd.	1,315,237	4,830,654
*	Saracen Mineral Holdings, Ltd.	7,420,230	19,999,620
	SeaLink Travel Group, Ltd.	266,244	767,117
	Select Harvests, Ltd.	697,602	3,959,000
*	Senex Energy, Ltd.	11,446,956	2,369,848
#	Servcorp, Ltd.	366,667	1,082,313
	Service Stream, Ltd.	2,572,185	4,475,432
*	Seven West Media, Ltd.	5,378,078	885,200
	SG Fleet Group, Ltd.	393,656	576,814
*	Sheffield Resources, Ltd.	142,244	25,491
	Sigma Healthcare, Ltd.	6,192,917	2,470,650
# *	Silver Lake Resources, Ltd.	7,752,935	8,590,535
# *	Silver Mines, Ltd.	318,112	23,317
#	Sims, Ltd.	1,121,268	7,919,032
	SmartGroup Corp., Ltd.	674,100	3,032,208
	Southern Cross Media Group, Ltd.	3,928,938	2,281,079
	Spark Infrastructure Group	10,324,451	15,112,957
#	SpeedCast International, Ltd.	1,707,915	889,171
	SRG Global, Ltd.	330,321	89,878
	St Barbara, Ltd.	5,006,626	9,332,726
#	Stanmore Coal, Ltd.	45,430	28,111
	Star Entertainment Grp, Ltd. (The)	411,207	1,135,573
	Steadfast Group, Ltd.	5,683,479	14,442,164
# *	Strike Energy, Ltd.	2,846,114	331,373
	Sunland Group, Ltd.	1,211,896	1,430,724
	Super Retail Group, Ltd.	1,048,386	6,527,623
# *	Superloop, Ltd.	689,422	401,964
# *	Syrah Resources, Ltd.	2,327,569	771,295
	Tassal Group, Ltd.	1,531,815	4,380,963
	Technology One, Ltd.	1,748,272	9,785,400
*	Thorn Group, Ltd.	744,756	110,553
*	Tiger Resources, Ltd.	9,447,997	1,771
	Tribune Resources, Ltd.	14,725	57,183
*	Troy Resources, Ltd.	372,547	23,651
	Village Roadshow, Ltd.	942,069	2,534,820
# *	Virgin Australia Holdings, Ltd.	11,131,924	1,081,653
	Virtus Health, Ltd.	572,516	1,645,649
	Vita Group, Ltd.	435,517	343,141
	Viva Energy Group, Ltd.	585,711	666,358

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Vocus Group, Ltd.	4,546,270	$10,188,964
#	Wagners Holding Co., Ltd.	122,838	175,311
#	Webjet, Ltd.	810,574	6,285,437
#	Webster, Ltd.	78,767	104,781
	Western Areas, Ltd.	2,166,063	3,665,465
# *	Westgold Resources, Ltd.	2,155,175	3,205,824
	Whitehaven Coal, Ltd.	3,698,650	6,117,547
	WPP AUNZ, Ltd.	1,788,160	687,953
TOTAL AUSTRALIA			871,870,516
CHINA — (0.1%)
	APT Satellite Holdings, Ltd.	366,500	136,316
	China Flavors & Fragrances Co., Ltd.	831,028	138,372
	K Wah International Holdings, Ltd.	917,000	446,969
	KWG Group Holdings, Ltd.	100,000	129,494
TOTAL CHINA			851,151
HONG KONG — (22.9%)
	Aeon Credit Service Asia Co., Ltd.	968,000	749,593
	Aeon Stores Hong Kong Co., Ltd.	248,000	107,793
#	Agritrade Resources, Ltd.	25,025,000	658,581
	Allied Group, Ltd.	655,200	3,278,475
	Allied Properties HK, Ltd.	12,947,857	2,414,257
#	APAC Resources, Ltd.	3,766,513	463,696
*	Applied Development Holdings, Ltd.	14,125,000	357,395
*	Arts Optical International Hldgs, Ltd.	730,000	142,373
	Asia Financial Holdings, Ltd.	2,404,908	1,217,483
	Asia Standard Hotel Group, Ltd.	20,691,654	701,682
	Asia Standard International Group, Ltd.	13,222,917	2,013,474
#	Asiasec Properties, Ltd.	1,737,000	275,597
	ASM Pacific Technology, Ltd.	57,100	769,408
	Associated International Hotels, Ltd.	952,000	2,319,687
*	Automated Systems Holdings, Ltd.	340,400	37,058
*	Best Food Holding Co., Ltd.	996,000	130,709
	BOCOM International Holdings Co., Ltd.	817,000	112,492
#	BOE Varitronix, Ltd.	3,807,293	1,108,395
#	Bright Smart Securities & Commodities Group, Ltd.	6,518,000	1,715,636
*	Brightoil Petroleum Holdings, Ltd.	9,034,000	1,308,584
	Build King Holdings, Ltd.	440,000	44,731
*	Burwill Holdings, Ltd.	37,300,960	255,986
	Cafe de Coral Holdings, Ltd.	3,254,000	7,300,961
# *	Camsing International Holding, Ltd.	3,238,000	362,715
	Century City International Holdings, Ltd.	7,111,460	483,567
	CGN Mining Co., Ltd.	5,195,000	178,038
	Chen Hsong Holdings	1,296,000	354,774
	Cheuk Nang Holdings, Ltd.	693,120	328,356
	Chevalier International Holdings, Ltd.	820,989	1,157,678
*	China Baoli Technologies Holdings, Ltd.	1,147,500	10,978
*	China Best Group Holding, Ltd.	4,250,000	80,912
*	China Display Optoelectronics Technology Holdings, Ltd.	6,384,000	396,253
*	China Energy Development Holdings, Ltd.	61,178,000	1,350,310
*	China Ludao Technology Co., Ltd.	580,000	75,132
	China Motor Bus Co., Ltd.	65,400	973,079
	China New Higher Education Group, Ltd.	619,000	210,697
# *	China Shandong Hi-Speed Financial Group, Ltd.	9,978,000	304,993
*	China Solar Energy Holdings, Ltd.	1,669,500	7,255
#	China Star Entertainment, Ltd.	11,480,000	2,243,005
# *	China Strategic Holdings, Ltd.	80,821,250	320,117

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	China Tonghai International Financial, Ltd.	1,300,000	$66,434
	Chinese Estates Holdings, Ltd.	3,459,000	2,440,820
*	Chinlink International Holdings, Ltd.	944,800	103,311
	Chinney Investments, Ltd.	1,180,000	333,578
	Chong Hing Bank, Ltd.	234,000	371,090
	Chow Sang Sang Holdings International, Ltd.	2,417,000	2,822,080
	Chuang's China Investments, Ltd.	8,811,407	477,724
	Chuang's Consortium International, Ltd.	7,519,043	1,284,761
	CITIC Telecom International Holdings, Ltd.	13,794,125	4,762,497
#	CK Life Sciences Intl Holdings, Inc.	23,824,000	2,461,738
	CNQC International Holdings, Ltd.	4,855,000	653,023
	CNT Group, Ltd.	7,979,264	364,391
	Convenience Retail Asia, Ltd.	348,000	159,652
# *	Convoy Global Holdings, Ltd.	38,622,000	155,650
*	Cosmopolitan International Holdings, Ltd.	2,768,000	532,120
#	Cowell e Holdings, Inc.	5,350,000	1,294,927
	Crocodile Garments	2,196,000	147,275
	Cross-Harbour Holdings, Ltd. (The)	1,596,645	2,499,828
	CSI Properties, Ltd.	48,266,383	1,728,103
*	CST Group, Ltd.	144,064,000	445,495
*	CW Group Holdings, Ltd.	1,361,500	7,591
	Dah Sing Banking Group, Ltd.	4,171,116	5,311,746
	Dah Sing Financial Holdings, Ltd.	1,688,544	6,070,583
	Dickson Concepts International, Ltd.	1,600,500	981,350
*	Digital Domain Holdings, Ltd.	2,310,000	19,767
# *	Dingyi Group Investment, Ltd.	6,285,000	199,400
#	Dynamic Holdings, Ltd.	78,000	106,705
	Eagle Nice International Holdings, Ltd.	2,194,000	779,385
	EcoGreen International Group, Ltd.	1,994,640	358,155
*	eForce Holdings, Ltd.	8,784,000	169,081
	Emperor Capital Group, Ltd.	32,721,000	714,060
	Emperor Entertainment Hotel, Ltd.	5,165,000	921,333
#	Emperor International Holdings, Ltd.	10,584,753	2,070,852
	Emperor Watch & Jewellery, Ltd.	35,970,000	659,308
*	Energy International Investments Holdings, Ltd.	1,960,000	25,247
*	ENM Holdings, Ltd.	16,584,000	1,357,423
# *	Esprit Holdings, Ltd.	17,615,350	3,144,775
*	Eternity Investment, Ltd.	820,000	19,564
#	Fairwood Holdings, Ltd.	918,600	2,221,881
	Far East Consortium International, Ltd.	11,349,130	4,883,823
*	Far East Holdings International, Ltd.	1,911,000	48,849
# *	FIH Mobile, Ltd.	39,563,000	6,128,241
	First Pacific Co., Ltd.	16,870,000	5,295,131
*	First Shanghai Investments, Ltd.	6,672,000	317,980
	Fountain SET Holdings, Ltd.	6,762,000	1,041,864
	Four Seas Mercantile Holdings, Ltd.	610,000	231,926
*	Freeman Fintech Corp, Ltd.	17,658,000	254,789
*	Genting Hong Kong, Ltd.	483,000	37,585
	Get Nice Financial Group, Ltd.	2,438,600	230,017
	Get Nice Holdings, Ltd.	59,028,000	1,528,035
	Giordano International, Ltd.	13,212,000	3,376,982
#	Global Brands Group Holding, Ltd.	7,046,599	447,686
	Glorious Sun Enterprises, Ltd.	4,616,000	515,919
*	Glory Sun Land Group, Ltd.	3,081,000	310,591
	Gold Peak Industries Holdings, Ltd.	3,029,642	299,946
	Golden Resources Development International, Ltd.	3,930,500	311,769
# *	Gold-Finance Holdings, Ltd.	9,580,000	33,304
*	Good Resources Holdings, Ltd.	9,720,000	118,976
*	Goodbaby International Holdings, Ltd.	7,073,000	1,296,467

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	GR Properties, Ltd.	3,822,000	$761,670
	Great Eagle Holdings, Ltd.	1,020,349	3,111,012
*	Great Harvest Maeta Group Holdings, Ltd.	1,565,000	285,894
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	24,000
*	Greentech Technology International, Ltd.	8,860,000	181,417
*	G-Resources Group, Ltd.	248,784,600	1,661,404
	Guangnan Holdings, Ltd.	2,363,600	220,124
#	Guotai Junan International Holdings, Ltd.	35,711,797	6,039,012
#	Haitong International Securities Group, Ltd.	24,696,400	7,104,112
	Hang Lung Group, Ltd.	1,930,000	4,769,320
	Hanison Construction Holdings, Ltd.	2,713,649	385,126
*	Hao Tian Development Group, Ltd.	19,412,400	496,675
#	Harbour Centre Development, Ltd.	935,500	1,309,682
#	HKBN, Ltd.	4,309,000	7,467,173
*	HKBridge Financial Holdings, Ltd.	103,000	6,842
#	HKR International, Ltd.	7,201,369	3,036,936
	Hon Kwok Land Investment Co., Ltd.	388,800	149,413
*	Hong Kong Education International Investments, Ltd.	88,000	9,503
#	Hong Kong Ferry Holdings Co., Ltd.	979,300	844,749
# *	Hong Kong Finance Investment Holding Group, Ltd.	9,182,000	967,321
	Hong Kong Shanghai Alliance Holdings, Ltd.	262,002	14,883
# *	Hong Kong Television Network, Ltd.	1,221,751	653,935
	Hongkong & Shanghai Hotels, Ltd. (The)	3,588,845	3,604,446
	Hongkong Chinese, Ltd.	5,038,000	525,567
	Honma Golf, Ltd.	1,060,000	715,539
	Hop Hing Group Holdings, Ltd.	13,596,000	157,326
#	Hsin Chong Group Holdings, Ltd.	10,243,403	346,212
	Hung Hing Printing Group, Ltd.	3,040,000	438,457
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	13,996,000	2,535,783
	Hysan Development Co., Ltd.	694,000	2,590,682
*	I-CABLE Communications, Ltd.	4,080,000	36,948
#	IGG, Inc.	10,817,000	7,523,692
*	Imagi International Holdings, Ltd.	2,388,984	306,253
	International Housewares Retail Co., Ltd.	1,999,000	463,516
*	IPE Group, Ltd.	3,345,000	332,510
*	IRC, Ltd.	37,862,266	456,618
	IT, Ltd.	5,306,532	1,188,919
#	ITC Properties Group, Ltd.	6,476,100	929,653
#	Jacobson Pharma Corp., Ltd.	3,616,000	758,017
	Johnson Electric Holdings, Ltd.	2,863,992	6,324,099
	Kader Holdings Co., Ltd.	788,000	69,420
	Kam Hing International Holdings, Ltd.	1,830,000	116,033
	Karrie International Holdings, Ltd.	2,352,000	333,782
#	Keck Seng Investments	912,600	551,588
	Kerry Logistics Network, Ltd.	3,771,500	6,016,654
	Kingmaker Footwear Holdings, Ltd.	2,386,955	297,231
	Kowloon Development Co., Ltd.	3,123,000	3,731,395
*	Kwan On Holdings, Ltd.	2,340,000	57,635
	Kwoon Chung Bus Holdings, Ltd.	44,000	15,362
#	Lai Sun Development Co., Ltd.	2,018,408	2,387,528
	Lai Sun Garment International, Ltd.	660,602	783,829
	Lam Soon Hong Kong, Ltd.	317,310	569,108
*	Landing International Development, Ltd.	6,229,600	662,946
	Landsea Green Group Co., Ltd.	3,016,000	298,003
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	2,493,500	645,464
# *	Lerthai Group, Ltd.	40,000	19,000
# *	Leyou Technologies Holdings, Ltd.	1,930,000	619,073
	Li & Fung, Ltd.	27,568,000	2,414,154

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Lifestyle International Holdings, Ltd.	3,713,000	$3,713,360
	Lippo China Resources, Ltd.	21,162,000	489,228
	Lippo, Ltd.	1,161,700	376,319
	Liu Chong Hing Investment, Ltd.	1,487,200	1,911,712
	L'Occitane International SA	2,278,500	4,825,040
#	Luk Fook Holdings International, Ltd.	3,902,000	10,569,084
	Luks Group Vietnam Holdings Co., Ltd.	514,913	99,627
	Lung Kee Bermuda Holdings	1,521,875	476,402
*	Macau Legend Development, Ltd.	19,379,000	2,458,827
	Magnificent Hotel Investment, Ltd.	13,170,000	258,374
#	Man Wah Holdings, Ltd.	15,887,200	10,953,343
	Mason Group Holdings, Ltd.	111,713,399	660,232
	Master Glory Group, Ltd.	972,981	24,429
	Matrix Holdings, Ltd.	1,067,414	505,935
*	Maxnerva Technology Services, Ltd.	982,000	55,182
	Melbourne Enterprises, Ltd.	39,500	1,002,745
	Melco International Development, Ltd.	2,178,000	4,703,742
*	Midland Holdings, Ltd.	4,053,897	517,090
	Ming Fai International Holdings, Ltd.	2,064,000	210,850
	Miramar Hotel & Investment	1,138,000	2,116,287
	Modern Dental Group, Ltd.	2,865,000	515,385
	Mongolian Mining Corp.	2,330,650	151,548
#	Nameson Holdings, Ltd.	7,744,000	531,688
	Nanyang Holdings, Ltd.	133,500	818,880
	National Electronics Hldgs	2,668,600	373,904
*	National United Resources Holdings, Ltd.	18,280,000	62,608
*	Neo-Neon Holdings, Ltd.	2,625,500	184,893
	New Century Group Hong Kong, Ltd.	13,351,464	203,361
# *	NewOcean Energy Holdings, Ltd.	10,334,000	1,461,568
*	Nimble Holdings Co., Ltd.	912,000	60,022
	NOVA Group Holdings, Ltd.	165,000	33,142
#	OP Financial, Ltd.	8,336,000	1,589,347
	Oriental Watch Holdings	3,540,800	850,358
#	Oshidori International Holdings, Ltd.	20,024,400	2,009,711
	Pacific Andes International Holdings, Ltd.	19,435,067	68,565
#	Pacific Basin Shipping, Ltd.	35,877,000	6,435,114
	Pacific Textiles Holdings, Ltd.	8,566,000	5,539,183
	Pak Fah Yeow International, Ltd.	5,000	1,631
	Paliburg Holdings, Ltd.	3,180,830	1,065,166
	Paradise Entertainment, Ltd.	3,672,000	400,455
*	PC Partner Group, Ltd.	2,362,000	548,634
#	PCCW, Ltd.	3,718,000	2,189,803
*	Pegasus International Holdings, Ltd.	100,000	9,607
	Perfect Shape Medical, Ltd.	3,680,000	1,233,172
#	Pico Far East Holdings, Ltd.	5,924,000	1,602,513
	Playmates Holdings, Ltd.	7,082,000	997,269
*	Playmates Toys, Ltd.	6,160,000	295,981
	Plover Bay Technologies, Ltd.	2,032,000	291,282
#	Pokfulam Development Co., Ltd.	234,000	431,514
	Polytec Asset Holdings, Ltd.	13,613,026	1,660,279
*	PT International Development Co., Ltd.	8,345,150	396,971
	Public Financial Holdings, Ltd.	3,160,000	1,135,780
*	PYI Corp., Ltd.	29,369,973	282,612
	Rare Earth Magnesium Technology Group Holdings, Ltd.	12,860,000	443,341
	Regal Hotels International Holdings, Ltd.	3,031,800	1,512,552
#	Regina Miracle International Holdings, Ltd.	2,346,000	1,398,383
#	Sa Sa International Holdings, Ltd.	14,184,747	2,501,382
	Safety Godown Co., Ltd.	400,000	621,382
	Samsonite International SA	4,143,900	7,738,132

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	SAS Dragon Holdings, Ltd.	2,182,000	$706,090
#	SEA Holdings, Ltd.	1,711,523	1,447,528
#	Shangri-La Asia, Ltd.	1,024,000	943,896
	Shenwan Hongyuan HK, Ltd.	4,506,250	612,285
	Shun Ho Property Investments, Ltd.	1,254,757	321,114
	Shun Tak Holdings, Ltd.	13,063,419	5,600,411
*	Sincere Watch Hong Kong, Ltd.	4,450,000	70,415
	Sing Tao News Corp., Ltd.	1,974,000	300,552
	Singamas Container Holdings, Ltd.	13,440,000	1,240,330
	SIS International Holdings	34,000	13,369
	SITC International Holdings Co., Ltd.	5,799,000	6,830,888
	Sitoy Group Holdings, Ltd.	2,415,000	299,352
	SmarTone Telecommunications Holdings, Ltd.	4,060,981	2,975,672
*	SOCAM Development, Ltd.	1,372,170	354,044
*	Solomon Systech International, Ltd.	11,998,000	210,307
	Soundwill Holdings, Ltd.	690,500	799,603
*	South China Holdings Co., Ltd.	17,774,502	358,705
	Stella International Holdings, Ltd.	2,549,500	3,532,730
*	Success Universe Group, Ltd.	6,716,000	162,402
# *	Summit Ascent Holdings, Ltd.	7,740,000	936,825
	Sun Hing Vision Group Holdings, Ltd.	42,000	10,264
	Sun Hung Kai & Co., Ltd.	5,601,429	2,503,052
	SUNeVision Holdings, Ltd.	2,029,000	1,342,713
*	Synergy Group Holdings International, Ltd.	230,000	10,597
	TAI Cheung Holdings, Ltd.	2,312,000	1,829,634
	Tai Sang Land Development, Ltd.	798,910	451,560
	Tai United Holdings, Ltd.	670,000	16,145
*	Talent Property Group, Ltd.	12,090,000	47,950
#	Tan Chong International, Ltd.	1,176,000	333,137
#	Tao Heung Holdings, Ltd.	1,802,000	286,044
	Television Broadcasts, Ltd.	2,926,700	4,480,661
*	Termbray Industries International Holdings, Ltd.	1,314,900	52,870
	Texwinca Holdings, Ltd.	6,964,000	1,472,704
*	Theme International Holdings, Ltd.	5,990,000	79,097
	Tian Teck Land, Ltd.	1,024,000	926,219
	TK Group Holdings, Ltd.	1,482,000	718,612
# *	TOM Group, Ltd.	1,146,000	204,367
#	Town Health International Medical Group, Ltd.	5,606,115	372,461
	Tradelink Electronic Commerce, Ltd.	6,206,000	904,489
	Transport International Holdings, Ltd.	1,519,864	3,831,585
*	Trinity, Ltd.	7,756,000	203,731
	Tsui Wah Holdings, Ltd.	4,444,000	236,252
	Union Medical Healthcare, Ltd.	1,637,097	1,082,025
#	United Laboratories International Holdings, Ltd. (The)	7,996,000	5,233,519
*	Universal Technologies Holdings, Ltd.	1,730,000	40,933
*	Up Energy Development Group, Ltd.	3,929,000	12,242
*	Value Convergence Holdings, Ltd.	7,984,000	310,668
	Value Partners Group, Ltd.	4,836,000	2,600,986
	Vanke Property Overseas, Ltd.	49,000	22,275
	Vantage International Holdings, Ltd.	3,146,000	207,298
	Vedan International Holdings, Ltd.	3,576,000	359,991
	Victory City International Holdings, Ltd.	3,653,705	121,135
#	Vitasoy International Holdings, Ltd.	1,163,000	4,192,012
#	VPower Group International Holdings, Ltd.	779,000	223,378
	VSTECS Holdings, Ltd.	7,101,600	3,418,749
	VTech Holdings, Ltd.	1,438,200	12,999,470
	Wai Kee Holdings, Ltd.	7,038,738	4,073,427
	Wang On Group, Ltd.	40,100,000	381,509
# *	We Solutions, Ltd.	8,436,000	447,661

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Win Hanverky Holdings, Ltd.	3,310,000	$198,456
*	Winfull Group Holdings, Ltd.	4,272,000	36,693
	Wing On Co. International, Ltd.	759,000	2,091,928
	Wing Tai Properties, Ltd.	2,187,331	1,372,667
	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	117,921
	Xinyi Glass Holdings, Ltd.	4,334,000	5,431,736
	YGM Trading, Ltd.	447,000	202,629
#	YT Realty Group, Ltd.	3,450,008	983,322
	YTO Express Holdings, Ltd.	144,000	29,682
	Yue Yuen Industrial Holdings, Ltd.	521,500	1,450,034
# *	Yunfeng Financial Group, Ltd.	280,000	119,526
# *	Zhaobangji Properties Holdings, Ltd.	608,000	85,625
TOTAL HONG KONG			389,050,218
NEW ZEALAND — (6.4%)
	Abano Healthcare Group, Ltd.	68,521	231,228
	Air New Zealand, Ltd.	144,754	262,918
	Arvida Group, Ltd.	751,791	891,938
	Briscoe Group, Ltd.	5,431	13,686
	CBL Corp., Ltd.	47,180	18,127
#	Chorus, Ltd.	3,219,258	13,536,851
	Colonial Motor Co., Ltd. (The)	144,588	807,883
# *	Comvita, Ltd.	31,904	56,881
	EBOS Group, Ltd.	95,842	1,471,116
	Freightways, Ltd.	975,031	5,407,817
	Genesis Energy, Ltd.	1,924,156	3,901,982
#	Gentrack Group, Ltd.	71,302	91,780
#	Hallenstein Glasson Holdings, Ltd.	321,607	1,245,367
	Heartland Group Holdings, Ltd.	1,900,284	2,287,450
	Infratil, Ltd.	4,311,650	15,054,390
#	Investore Property, Ltd.	457,644	551,953
	Kathmandu Holdings, Ltd.	1,082,838	2,080,850
	Mainfreight, Ltd.	361,492	9,650,275
	Metlifecare, Ltd.	1,045,171	4,633,104
*	Metro Performance Glass, Ltd.	76,447	12,579
	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	651,203
	NEW Zealand King Salmon Investments, Ltd.	51,906	75,017
	New Zealand Refining Co., Ltd. (The)	965,490	1,014,263
*	NZME, Ltd.	16,366	4,007
*	NZME, Ltd.	945,851	236,796
	NZX, Ltd.	1,374,758	1,231,593
#	Oceania Healthcare, Ltd.	617,287	486,427
*	Pacific Edge, Ltd.	546,889	41,539
	PGG Wrightson, Ltd.	120,785	190,358
	Port of Tauranga, Ltd.	340,588	1,659,753
*	Pushpay Holdings, Ltd.	837,458	2,418,246
*	Restaurant Brands New Zealand, Ltd.	171,783	1,480,145
	Sanford, Ltd.	394,135	1,996,477
	Scales Corp., Ltd.	461,840	1,414,660
	Scott Technology, Ltd.	47,518	63,293
*	Serko, Ltd.	39,394	132,526
#	Skellerup Holdings, Ltd.	806,301	1,297,714
	SKY Network Television, Ltd.	704,517	313,878
	SKYCITY Entertainment Group, Ltd.	4,698,726	11,007,210
#	Steel & Tube Holdings, Ltd.	575,667	304,219
	Summerset Group Holdings, Ltd.	1,354,107	7,765,692
*	Synlait Milk, Ltd.	375,719	2,121,206
	Tourism Holdings, Ltd.	712,961	1,369,738
*	TOWER, Ltd.	2,581,956	1,164,178

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Trustpower, Ltd.	252,846	$1,224,027
	Turners Automotive Group, Ltd.	50,113	87,927
	Vector, Ltd.	255,115	598,966
#	Vista Group International, Ltd.	333,239	766,531
	Warehouse Group, Ltd. (The)	360,516	624,609
#	Z Energy, Ltd.	1,444,154	4,135,734
TOTAL NEW ZEALAND			108,086,107
SINGAPORE — (13.4%)
*	Abterra, Ltd.	230,320	1,232
	Accordia Golf Trust	5,267,200	2,541,283
	AEM Holdings, Ltd.	2,906,000	3,953,695
#	Amara Holdings, Ltd.	974,800	303,255
	Ascendas India Trust	5,731,200	6,621,485
	Avarga, Ltd.	3,076,900	368,204
	Banyan Tree Holdings, Ltd.	1,214,100	359,608
#	Best World International, Ltd.	2,911,550	1,078,549
#	Bonvests Holdings, Ltd.	950,000	831,313
#	Boustead Singapore, Ltd.	2,320,982	1,291,217
#	BreadTalk Group, Ltd.	2,380,600	999,341
#	Bukit Sembawang Estates, Ltd.	1,248,703	4,128,534
	Bund Center Investment, Ltd.	659,825	284,648
#	Centurion Corp., Ltd.	1,405,100	468,265
#	China Aviation Oil Singapore Corp., Ltd.	2,873,999	2,405,465
#	China Sunsine Chemical Holdings, Ltd.	4,142,800	1,463,778
#	Chip Eng Seng Corp., Ltd.	4,094,500	1,747,301
	Chuan Hup Holdings, Ltd.	3,937,600	645,009
	Civmec, Ltd.	162,700	45,352
# *	COSCO Shipping International Singapore Co., Ltd.	8,719,100	1,735,405
# *	Creative Technology, Ltd.	440,200	933,747
#	CSE Global, Ltd.	3,610,700	1,343,389
	Del Monte Pacific, Ltd.	2,449,764	264,115
#	Delfi, Ltd.	860,600	606,078
	Duty Free International, Ltd.	720,700	80,323
	Elec & Eltek International Co., Ltd.	184,100	305,347
# *	Ezion Holdings, Ltd.	37,245,878	221,084
# *	Ezra Holdings, Ltd.	12,568,855	95,441
#	Far East Orchard, Ltd.	1,249,303	1,040,538
#	First Resources, Ltd.	5,941,700	7,379,142
	First Sponsor Group, Ltd.	484,728	483,956
#	Food Empire Holdings, Ltd.	1,511,100	712,139
# *	Fragrance Group, Ltd.	6,077,000	622,231
	Fraser and Neave, Ltd.	145,200	181,561
	Frasers Property, Ltd.	113,400	141,299
#	Frencken Group, Ltd.	2,971,200	1,821,104
	Fu Yu Corp., Ltd.	4,090,500	759,455
*	Gallant Venture, Ltd.	5,118,600	437,928
	Geo Energy Resources, Ltd.	3,837,000	397,132
#	GK Goh Holdings, Ltd.	1,484,065	912,243
#	GL, Ltd.	3,624,400	2,095,810
	Golden Agri-Resources, Ltd.	38,086,600	5,824,102
	Golden Energy & Resources, Ltd.	603,700	74,989
#	GP Industries, Ltd.	2,540,709	1,076,638
#	GuocoLand, Ltd.	1,909,714	2,557,643
# *	Halcyon Agri Corp., Ltd.	1,760,948	586,448
	Hanwell Holdings, Ltd.	1,820,619	273,262
#	Haw Par Corp., Ltd.	362,100	3,236,839
#	Hiap Hoe, Ltd.	498,000	284,556
#	Hi-P International, Ltd.	1,172,500	1,093,288

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Ho Bee Land, Ltd.	1,679,900	$2,815,703
#	Hong Fok Corp., Ltd.	3,615,694	2,058,667
*	Hong Leong Asia, Ltd.	2,194,800	944,092
#	Hong Leong Finance, Ltd.	1,002,000	1,904,296
	Hotel Grand Central, Ltd.	1,660,083	1,518,158
#	Hour Glass, Ltd. (The)	1,879,432	1,057,900
#	Hutchison Port Holdings Trust	25,171,800	4,017,847
	Hwa Hong Corp., Ltd.	2,123,500	499,416
# *	Hyflux, Ltd.	3,707,700	370
#	iFAST Corp., Ltd.	976,200	726,807
	Indofood Agri Resources, Ltd.	3,647,200	853,732
#	Japfa, Ltd.	4,213,110	1,689,387
	Keppel Infrastructure Trust	19,166,946	7,357,644
#	KSH Holdings, Ltd.	1,278,300	362,367
#	Lian Beng Group, Ltd.	2,957,600	1,081,611
#	Low Keng Huat Singapore, Ltd.	912,900	278,361
	Lum Chang Holdings, Ltd.	1,102,130	286,010
	Mandarin Oriental International, Ltd.	1,574,400	2,653,376
	Metro Holdings, Ltd.	3,069,792	1,998,636
	Mewah International, Inc.	89,000	15,360
# *	Midas Holdings, Ltd.	9,643,353	254,405
*	mm2 Asia, Ltd.	3,521,000	551,648
	Nera Telecommunications, Ltd.	1,143,400	224,624
	NetLink NBN Trust	8,727,000	6,457,692
#	NSL, Ltd.	409,900	267,799
#	OUE, Ltd.	2,345,500	2,470,111
#	Oxley Holdings, Ltd.	7,512,687	1,916,534
*	Pacc Offshore Services Holdings, Ltd.	12,300	1,938
#	Pan-United Corp., Ltd.	2,435,750	646,354
#	Penguin International, Ltd.	1,106,932	516,094
	Perennial Real Estate Holdings, Ltd.	167,100	61,855
	Q&M Dental Group Singapore, Ltd.	2,356,900	785,829
	QAF, Ltd.	1,698,580	954,986
*	Raffles Education Corp., Ltd.	5,429,723	318,156
	Raffles Medical Group, Ltd.	8,080,495	6,157,093
#	Riverstone Holdings, Ltd.	1,431,300	1,097,757
#	Roxy-Pacific Holdings, Ltd.	505,740	131,348
#	SBS Transit, Ltd.	898,200	2,380,879
	Sembcorp Industries, Ltd.	7,106,600	10,956,173
# *	Sembcorp Marine, Ltd.	1,925,500	1,619,954
	Sheng Siong Group, Ltd.	6,156,700	5,543,015
*	SHS Holdings, Ltd.	2,175,300	270,830
	SIA Engineering Co., Ltd.	2,031,100	3,883,031
#	SIIC Environment Holdings, Ltd.	5,890,920	1,013,747
	Sinarmas Land, Ltd.	7,118,700	1,213,330
#	Sing Holdings, Ltd.	1,668,000	476,112
	Sing Investments & Finance, Ltd.	350,675	364,315
#	Singapore Post, Ltd.	13,246,100	8,664,013
#	Singapore Press Holdings, Ltd.	7,633,400	11,216,332
	Singapore Reinsurance Corp., Ltd.	1,514,530	316,201
	Singapore Shipping Corp., Ltd.	1,640,700	347,534
	Stamford Land Corp., Ltd.	3,297,700	1,207,534
#	StarHub, Ltd.	7,155,500	7,545,623
	Straco Corp., Ltd.	130,000	54,246
#	Sunningdale Tech, Ltd.	1,312,760	1,198,028
*	SunVic Chemical Holdings, Ltd.	526,945	1,583
# *	Swiber Holdings, Ltd.	2,895,250	43,282
#	Tuan Sing Holdings, Ltd.	5,351,656	1,209,986
#	UMS Holdings, Ltd.	2,839,175	1,932,867

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	United Industrial Corp., Ltd.	83,569	$172,075
#	United Overseas Insurance, Ltd.	181,850	936,470
	UOB-Kay Hian Holdings, Ltd.	2,244,810	1,988,572
#	Valuetronics Holdings, Ltd.	4,127,850	2,189,745
	Venture Corp., Ltd.	1,271,900	15,019,179
	Vibrant Group, Ltd.	79,103	6,878
	Vicom, Ltd.	142,100	803,538
	Wee Hur Holdings, Ltd.	2,769,000	434,680
	Wing Tai Holdings, Ltd.	4,235,967	6,197,115
	Yangzijiang Shipbuilding Holdings Ltd.	23,215,200	15,935,569
#	Yeo Hiap Seng, Ltd.	223,731	149,974
*	Yongnam Holdings, Ltd.	2,817,300	306,391
TOTAL SINGAPORE			227,647,530
THAILAND — (0.0%)
*	Mermaid Maritime PCL	383,400	26,175
UNITED STATES — (0.0%)
# *	Sundance Energy, Inc.	28,408	307,942
TOTAL COMMON STOCKS			1,597,839,639
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Emeco Holdings, Ltd. Rights 02/14/20	82,489	12,148
HONG KONG — (0.0%)
*	Guotai Junan International Holdings Ltd. Rights 09/03/20	11,903,932	0
*	Magnus Concordia Group, Ltd.	260,000	0
TOTAL HONG KONG			0
SINGAPORE — (0.0%)
# *	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
*	First Sponsor Group, Ltd. Warrants 05/30/24	48,473	2,131
TOTAL SINGAPORE			2,131
TOTAL RIGHTS/WARRANTS			14,279
TOTAL INVESTMENT SECURITIES (Cost $1,700,869,301)			1,597,853,918

			Value†
SECURITIES LENDING COLLATERAL — (5.8%)
@ §	The DFA Short Term Investment Fund	8,461,465	97,916,074
TOTAL INVESTMENTS — (100.0%)
(Cost $1,802,290,490)^^			$1,695,769,992

SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The Asia Pacific Small Company Series
CONTINUED
Summary of the Series' investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$130,750	$871,739,766	—	$871,870,516
China	—	851,151	—	851,151
Hong Kong	57,142	388,993,076	—	389,050,218
New Zealand	—	108,086,107	—	108,086,107
Singapore	—	227,647,530	—	227,647,530
Thailand	—	26,175	—	26,175
United States	307,942	—	—	307,942
Rights/Warrants
Australia	—	12,148	—	12,148
Singapore	—	2,131	—	2,131
Securities Lending Collateral	—	97,916,074	—	97,916,074
TOTAL	$495,834	$1,695,274,158	—	$1,695,769,992

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (2.7%)
	4imprint Group P.L.C.	150,632	$6,582,892
	Ascential P.L.C.	593,439	2,852,695
	Bloomsbury Publishing P.L.C.	227,978	853,559
	Centaur Media P.L.C.	537,905	262,022
#	Cineworld Group P.L.C.	4,284,252	9,999,866
	Daily Mail & General Trust P.L.C., Class A	1,028,577	11,037,960
	Euromoney Institutional Investor P.L.C.	684,620	11,071,018
*	Frontier Developments PLC	11,928	222,601
	Future P.L.C.	30,182	509,417
	Gamma Communications P.L.C.	51,422	947,898
	Huntsworth P.L.C.	1,181,548	1,017,514
	Hyve Group P.L.C.	4,262,971	5,538,037
	Kin & Carta P.L.C.	865,292	1,269,823
	Next Fifteen Communications Group P.L.C.	7,634	50,968
	Reach P.L.C.	1,782,211	3,119,995
	STV Group P.L.C.	4,868	26,876
#	TalkTalk Telecom Group P.L.C.	4,199,372	6,561,324
TOTAL COMMUNICATION SERVICES			61,924,465
CONSUMER DISCRETIONARY — (20.9%)
	888 Holdings P.L.C.	1,867,207	3,318,977
#	AA P.L.C.	3,923,034	2,477,308
# *	ASOS P.L.C.	244,151	9,876,334
	B&M European Value Retail SA	4,071,072	19,520,641
	Bellway P.L.C.	582,195	30,632,694
*	Boohoo Group P.L.C.	4,809,146	19,172,743
	Card Factory P.L.C.	1,437,670	1,677,658
	Coats Group PLC	1,649,590	1,645,031
	Connect Group P.L.C.	35,512	16,114
	Countryside Properties P.L.C.	2,676,835	17,218,008
	Crest Nicholson Holdings P.L.C.	1,909,314	12,585,381
	DFS Furniture P.L.C.	1,171,880	4,310,504
	Dignity P.L.C.	199,780	1,508,205
	Dixons Carphone P.L.C.	5,311,579	9,491,466
#	Domino's Pizza Group P.L.C.	3,598,386	14,655,442
	Dunelm Group P.L.C.	752,518	11,530,030
*	EI Group P.L.C.	3,907,228	14,671,650
#	Findel P.L.C.	246,067	763,578
*	Frasers Group P.L.C.	1,524,618	9,480,210
	Fuller Smith & Turner P.L.C., Class A	142,476	1,799,702
	Games Workshop Group P.L.C.	225,968	19,748,787
*	Gamesys Group P.L.C.	410,917	4,022,874
	GoCo Group P.L.C.	2,008,129	2,475,839
	Greggs P.L.C.	711,459	21,142,221
	GVC Holdings P.L.C.	186,108	2,151,918
	Gym Group P.L.C. (The)	768,757	3,002,961
	Halfords Group P.L.C.	872,874	1,884,911
	Headlam Group P.L.C.	483,008	3,327,507
	Henry Boot P.L.C.	508,092	2,221,665
	Hollywood Bowl Group P.L.C.	213,258	822,945
	Hostelworld Group P.L.C.	238,318	475,884
	Inchcape P.L.C.	2,900,376	25,138,283
	J D Wetherspoon P.L.C.	513,865	10,512,246

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	JD Sports Fashion P.L.C.	231,852	$2,507,296
	Joules Group P.L.C.	3,586	8,855
	Lookers P.L.C.	8,143,479	937,333
	Marks & Spencer Group P.L.C.	982,464	2,278,269
	Marston's P.L.C.	4,802,686	6,647,793
	McCarthy & Stone P.L.C.	2,672,321	5,204,097
*	Mitchells & Butlers P.L.C.	1,605,464	8,465,771
	MJ Gleeson P.L.C.	219,511	2,776,436
	Moneysupermarket.com Group P.L.C.	3,760,286	16,141,211
	Motorpoint group P.L.C.	48,046	199,860
	N Brown Group P.L.C.	1,142,375	1,233,611
	On the Beach Group P.L.C.	802,959	4,135,020
#	Pendragon P.L.C.	5,047,329	821,688
	Pets at Home Group P.L.C.	3,226,628	11,997,129
	Photo-Me International P.L.C.	1,626,622	1,925,035
	Playtech P.L.C.	2,101,338	9,553,654
	PPHE Hotel Group, Ltd.	4,807	126,906
	Rank Group P.L.C.	926,705	3,492,647
	Redrow P.L.C.	1,727,378	18,102,364
	Restaurant Group P.L.C. (The)	1,867,439	3,173,279
*	Revolution Bars Group P.L.C.	17,764	16,964
*	Sportech P.L.C.	408,363	172,742
	SSP Group P.L.C.	3,025,801	25,680,645
	Superdry P.L.C.	233,482	1,178,835
#	Ted Baker P.L.C.	144,728	429,433
	Topps Tiles P.L.C.	815,739	837,624
	Vertu Motors P.L.C.	573,237	276,248
	Vistry Group P.L.C.	1,559,474	28,388,865
	Vitec Group P.L.C. (The)	207,102	2,807,886
	WH Smith P.L.C.	751,843	23,685,071
	William Hill P.L.C.	11,471,227	11,656,525
TOTAL CONSUMER DISCRETIONARY			478,138,809
CONSUMER STAPLES — (5.4%)
	A.G. Barr P.L.C.	732,513	5,851,063
	Anglo-Eastern Plantations P.L.C.	118,624	861,495
	Britvic P.L.C.	1,820,827	22,216,665
	C&C Group P.L.C.	131,393	621,589
	Carr's Group P.L.C.	349,511	727,439
	Cranswick P.L.C.	379,748	17,901,589
	Devro P.L.C.	1,086,441	2,456,260
	Fevertree Drinks P.L.C.	623,396	11,317,593
	Greencore Group P.L.C.	3,520,003	11,386,857
	Hilton Food Group P.L.C.	270,713	3,756,356
	McBride P.L.C.	585,177	482,431
	McColl's Retail Group P.L.C.	60,390	36,386
#	Naked Wines P.L.C.	221,368	612,093
	Nichols P.L.C.	2,884	51,093
*	Premier Foods P.L.C.	2,949,607	1,407,777
	PZ Cussons P.L.C.	1,789,741	4,561,240
*	REA Holdings P.L.C.	50,639	114,436
	Stock Spirits Group P.L.C.	1,152,172	3,092,773
	Tate & Lyle P.L.C.	3,344,595	34,962,730
TOTAL CONSUMER STAPLES			122,417,865
ENERGY — (3.0%)
	Anglo Pacific Group P.L.C.	1,045,508	2,393,812
*	Cairn Energy P.L.C.	3,583,027	8,003,481

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
*	EnQuest P.L.C.	11,343,887	$3,573,609
	Genel Energy P.L.C.	744,562	1,802,131
	Gulf Keystone Petroleum, Ltd.	1,538,969	3,766,802
	Hunting P.L.C.	1,168,594	4,717,955
# *	Hurricane Energy P.L.C.	2,320,500	633,963
	John Wood Group P.L.C.	3,752,826	18,576,093
*	Lamprell P.L.C.	1,198,927	534,321
# *	Pantheon Resources P.L.C.	379,233	82,628
	Petrofac, Ltd.	7,246,098	8,278,815
	Pharos Energy P.L.C.	1,412,115	847,949
*	Premier Oil P.L.C.	6,181,430	8,160,104
*	Rockhopper Exploration P.L.C.	351,659	80,876
*	Savannah Petroleum P.L.C.	806,911	189,382
	Tullow Oil P.L.C.	10,211,892	6,770,652
TOTAL ENERGY			68,412,573
FINANCIALS — (14.3%)
	Allied Minds PLC	97,454	47,037
	Arrow Global Group P.L.C.	1,102,867	3,859,073
#	Ashmore Group P.L.C.	2,515,983	17,994,829
	Bank of Georgia Group P.L.C.	257,458	5,141,521
	Beazley P.L.C.	3,079,656	21,978,555
	Brewin Dolphin Holdings P.L.C.	2,096,338	9,965,570
	Burford Capital, Ltd.	563,216	4,678,102
	Charles Stanley Group P.L.C.	122,025	537,074
	Chesnara P.L.C.	832,360	3,577,382
	City of London Investment Group P.L.C.	5,500	32,589
	Close Brothers Group P.L.C.	1,055,394	19,702,258
	CMC Markets P.L.C.	716,495	1,481,247
*	Georgia Capital P.L.C.	47,654	506,055
	Hansard Global P.L.C.	4,887	2,863
	Hastings Group Holdings P.L.C.	2,145,181	5,096,217
	Hiscox, Ltd.	509,373	8,812,596
	IG Group Holdings P.L.C.	2,614,873	22,895,947
	Intermediate Capital Group P.L.C.	1,332,610	30,562,576
	International Personal Finance P.L.C.	985,754	2,050,159
*	IP Group P.L.C.	3,687,994	3,352,417
	Jupiter Fund Management P.L.C.	2,975,462	15,096,389
*	Just Group P.L.C.	5,990,612	6,159,274
	Lancashire Holdings, Ltd.	1,430,682	14,127,571
	Liontrust Asset Management P.L.C.	35,967	639,209
	Man Group P.L.C.	10,861,302	22,013,137
# *	Metro Bank P.L.C.	97,643	295,527
#	Non-Standard Finance P.L.C.	215,168	80,910
	Numis Corp. P.L.C.	249,428	940,031
	OneSavings Bank P.L.C.	1,295,760	7,286,086
	Paragon Banking Group P.L.C.	2,043,534	13,694,492
	Phoenix Group Holdings P.L.C.	860,515	8,590,154
	Plus500, Ltd.	479,708	5,639,694
	Polar Capital Holdings P.L.C.	52,756	406,933
	Provident Financial P.L.C.	1,119,708	6,859,719
	Quilter P.L.C.	9,901,345	22,171,752
	Rathbone Brothers P.L.C.	327,328	8,490,053
	River & Mercantile Group P.L.C.	10,512	37,837
#	S&U P.L.C.	22,618	651,078
	Saga P.L.C.	5,675,393	3,131,419
	Sanne Group P.L.C.	20,968	166,298
	TP ICAP P.L.C.	3,817,091	19,959,361
*	Virgin Money UK P.L.C.	4,121,071	8,902,877

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Waterloo Investment Holdings, Ltd..	4,000	$90
TOTAL FINANCIALS			327,613,958
HEALTH CARE — (3.3%)
	Advanced Medical Solutions Group PLC	104,886	390,080
	Alliance Pharma P.L.C.	1,452,601	1,665,273
	CareTech Holdings P.L.C.	244,788	1,476,630
# *	Circassia Pharmaceuticals P.L.C.	451,976	164,617
*	Clinigen Healthcare, Ltd.	43,800	560,862
	Consort Medical P.L.C.	293,388	3,880,819
	ConvaTec Group P.L.C.	7,675,233	21,026,684
	CVS Group P.L.C.	357,579	5,408,866
	EMIS Group P.L.C.	267,650	4,062,482
	Genus P.L.C.	98,490	4,001,091
*	Horizon Discovery Group P.L.C.	16,856	35,234
*	Indivior P.L.C.	3,128,050	1,563,684
#	Integrated Diagnostics Holdings P.L.C.	330,094	1,447,950
	Mediclinic International P.L.C.	2,517,975	12,246,384
	Spire Healthcare Group P.L.C.	1,394,771	2,416,492
	UDG Healthcare P.L.C.	1,022,124	10,110,138
	Vectura Group P.L.C.	4,093,551	5,073,336
TOTAL HEALTH CARE			75,530,622
INDUSTRIALS — (29.0%)
	Aggreko P.L.C.	2,308,256	17,040,261
	Air Partner P.L.C.	253,425	251,541
	Avon Rubber P.L.C.	208,990	6,865,852
	Babcock International Group P.L.C.	3,481,527	27,013,194
	Balfour Beatty P.L.C.	4,805,553	16,835,614
	Begbies Traynor Group P.L.C.	12,490	13,156
	Biffa P.L.C.	1,016,371	3,775,514
	Bodycote P.L.C.	1,376,878	15,538,449
	Braemar Shipping Services P.L.C.	144,282	393,787
*	Capita P.L.C.	7,657,391	14,692,749
	Chemring Group P.L.C.	1,806,230	6,480,465
	Clarkson P.L.C.	190,967	7,355,334
#	Clipper Logistics P.L.C.	194,719	666,149
	Costain Group P.L.C.	436,698	1,125,019
	Dart Group P.L.C.	403,306	9,045,085
	De La Rue P.L.C.	453,560	838,972
# *	Dialight P.L.C.	108,089	376,992
	Diploma P.L.C.	817,448	21,048,580
*	Firstgroup P.L.C.	8,937,937	14,578,904
	G4S P.L.C.	10,533,091	27,106,545
	Galliford Try Holdings P.L.C.	638,411	1,255,373
	Go-Ahead Group P.L.C. (The)	313,778	8,457,155
	Goodwin P.L.C.	383	17,708
	Grafton Group P.L.C.	1,635,463	19,856,800
	Hays P.L.C.	10,180,690	20,820,062
	HomeServe P.L.C.	1,304,207	22,038,907
	Howden Joinery Group P.L.C.	4,421,129	40,108,016
	IMI P.L.C.	1,924,057	27,967,610
	James Fisher & Sons P.L.C.	318,710	8,288,742
	John Laing Group P.L.C.	2,506,978	11,725,925
	John Menzies P.L.C.	500,872	2,850,208
	Johnson Service Group P.L.C.	115,996	321,995
	Keller Group P.L.C.	491,151	5,403,784
#	Kier Group P.L.C.	929,137	1,098,301

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Luceco P.L.C.	249,615	$461,893
	Mears Group P.L.C.	763,170	3,069,222
	Meggitt P.L.C.	1,711,923	15,229,412
	Mitie Group P.L.C.	2,410,072	4,214,775
	Morgan Advanced Materials P.L.C.	1,934,626	7,958,760
	Morgan Sindall Group P.L.C.	232,463	5,613,356
	National Express Group P.L.C.	3,195,780	18,845,729
	Norcros P.L.C.	123,431	469,255
#	Northgate P.L.C.	1,886,289	6,630,301
	Pagegroup P.L.C.	2,265,882	13,649,889
	PayPoint P.L.C.	437,701	5,762,039
	Polypipe Group P.L.C.	1,453,505	10,374,328
	Porvair P.L.C.	18,060	187,174
	QinetiQ Group P.L.C.	3,964,771	18,418,150
	Redde P.L.C.	301,715	390,632
	Renew Holdings P.L.C.	13,820	91,282
	Renewi P.L.C.	4,821,649	2,265,890
*	Renold P.L.C.	193,435	44,070
	Ricardo P.L.C.	308,257	3,127,151
	Robert Walters P.L.C.	399,595	3,178,563
	Rotork P.L.C.	5,925,496	23,742,922
	Royal Mail P.L.C.	5,389,442	14,087,386
	RPS Group P.L.C.	978,642	2,246,297
	RWS Holdings PLC	7,642	57,853
	Senior P.L.C.	3,135,703	6,899,786
*	Serco Group P.L.C.	707,822	1,476,520
	Severfield P.L.C.	1,090,941	1,239,235
	SIG P.L.C.	4,447,394	5,422,147
	Signature Aviation P.L.C.	5,841,254	22,398,809
	Speedy Hire P.L.C.	3,091,828	3,248,447
*	Staffline Group P.L.C.	3,354	2,836
	Stagecoach Group P.L.C.	3,097,686	5,576,419
	SThree P.L.C.	773,067	3,716,758
#	Stobart Group, Ltd.	1,767,874	2,376,535
	T Clarke P.L.C.	155,457	272,202
	Travis Perkins P.L.C.	1,619,057	33,072,400
#	Trifast P.L.C.	524,611	1,323,826
	Tyman P.L.C.	892,587	3,208,292
	Ultra Electronics Holdings P.L.C.	631,741	18,815,226
	Vesuvius P.L.C.	1,587,350	9,116,282
	Volex P.L.C.	307,047	667,449
	Volution Group P.L.C.	363,795	1,161,055
	Vp P.L.C.	156,511	2,055,712
	Weir Group P.L.C (The)	582,612	10,339,184
	Wilmington P.L.C.	334,384	1,076,145
	Wincanton P.L.C.	617,226	2,399,923
	XP Power, Ltd.	102,229	4,828,805
TOTAL INDUSTRIALS			662,063,070
INFORMATION TECHNOLOGY — (6.9%)
	Computacenter P.L.C.	542,204	12,829,195
	DiscoverIE Group P.L.C.	469,189	3,538,959
	Electrocomponents P.L.C.	3,123,535	27,286,634
	Equiniti Group P.L.C.	2,432,935	6,567,825
	FDM Group Holdings P.L.C.	371,380	4,810,495
	First Derivatives PLC	10,491	383,219
*	IDOX P.L.C.	79,223	37,595
#	iomart Group P.L.C.	174,913	878,546
# *	IQE P.L.C.	333,707	224,809

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Kainos Group P.L.C.	368,600	$3,830,047
	Learning Technologies Group PLC	70,904	144,717
	Micro Focus International P.L.C.	465,707	6,254,207
	NCC Group P.L.C.	1,614,476	4,574,555
	Oxford Instruments P.L.C.	367,149	7,466,649
	Renishaw P.L.C.	217,228	11,372,234
	RM P.L.C.	351,353	1,319,506
	SDL P.L.C.	481,249	3,917,332
#	Smart Metering Systems P.L.C.	424,453	2,882,597
	Softcat P.L.C.	810,023	12,335,039
	Sophos Group P.L.C.	594,314	4,365,858
	Spectris P.L.C.	798,672	27,809,747
	Spirent Communications P.L.C.	4,124,361	12,048,085
#	Strix Group P.L.C.	181,909	434,442
*	Telit Communications P.L.C.	82,391	164,602
	TT Electronics P.L.C.	993,507	3,109,836
# *	Xaar P.L.C.	165,171	85,035
TOTAL INFORMATION TECHNOLOGY			158,671,765
MATERIALS — (5.8%)
*	Carclo P.L.C.	3,924	552
	Castings P.L.C.	165,113	934,409
	Centamin P.L.C.	8,553,344	15,340,696
	Central Asia Metals P.L.C.	425,088	1,134,624
	Elementis P.L.C.	3,404,080	5,737,399
	Essentra P.L.C.	1,587,632	8,768,105
	Ferrexpo P.L.C.	2,123,545	3,896,371
	Forterra P.L.C.	1,344,590	5,842,400
*	Gem Diamonds, Ltd.	679,902	552,496
	Highland Gold Mining, Ltd.	1,966,189	5,439,760
	Hill & Smith Holdings P.L.C.	539,869	10,099,459
	Hochschild Mining P.L.C.	1,600,152	3,555,347
	Ibstock P.L.C.	2,837,598	10,886,942
	KAZ Minerals P.L.C.	1,711,335	9,863,523
	Low & Bonar P.L.C.	2,377,348	406,397
	Marshalls P.L.C.	1,454,220	15,152,908
# *	Petra Diamonds, Ltd.	5,639,982	707,715
*	Petropavlovsk P.L.C.	838,033	200,833
	Rhi Magnesita NV	86,016	3,620,450
#	Scapa Group P.L.C.	252,411	838,810
*	Sirius Minerals P.L.C.	861,414	62,234
	Synthomer P.L.C.	2,427,687	10,812,273
	Victrex P.L.C.	615,739	17,967,690
#	Zotefoams P.L.C.	93,671	523,074
TOTAL MATERIALS			132,344,467
REAL ESTATE — (5.1%)
	Capital & Counties Properties P.L.C.	5,048,587	16,200,560
	CLS Holdings P.L.C.	672,373	2,403,854
*	Countrywide P.L.C.	47,917	240,078
#	Daejan Holdings P.L.C.	49,850	3,420,320
*	Foxtons Group P.L.C.	1,145,927	1,258,551
	Grainger P.L.C.	4,445,647	17,357,918
	Harworth Group P.L.C.	30,680	60,913
	Helical P.L.C.	738,322	4,666,591
	IWG P.L.C.	4,492,738	26,153,484
	LSL Property Services P.L.C.	404,839	1,636,773
*	Purplebricks Group P.L.C.	65,365	92,107

The United Kingdom Small Company Series
CONTINUED
	Shares	Value»
REAL ESTATE — (Continued)
* Raven Property Group, Ltd.	930,062	$614,294
Savills P.L.C.	1,053,661	17,272,610
St. Modwen Properties P.L.C.	2,796,659	18,169,359
U & I Group P.L.C.	545,438	1,288,662
Urban & Civic P.L.C.	581,418	2,784,680
Watkin Jones P.L.C.	504,734	1,645,923
TOTAL REAL ESTATE		115,266,677
UTILITIES — (2.3%)
Drax Group P.L.C.	2,319,834	8,310,754
Pennon Group P.L.C.	2,487,313	36,305,424
Telecom Plus P.L.C.	431,744	8,596,270
TOTAL UTILITIES		53,212,448
TOTAL COMMON STOCKS Cost ($1,977,680,930)		2,255,596,719

			Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@ §	The DFA Short Term Investment Fund	2,612,279	30,229,294
TOTAL INVESTMENTS — (100.0%)
(Cost $2,007,905,999)^^			$2,285,826,013

P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$61,924,465	—	$61,924,465
Consumer Discretionary	—	478,138,809	—	478,138,809
Consumer Staples	—	122,417,865	—	122,417,865
Energy	—	68,412,573	—	68,412,573
Financials	—	327,613,958	—	327,613,958
Health Care	—	75,530,622	—	75,530,622
Industrials	—	662,063,070	—	662,063,070
Information Technology	—	158,671,765	—	158,671,765
Materials	—	132,344,467	—	132,344,467
Real Estate	—	115,266,677	—	115,266,677
Utilities	—	53,212,448	—	53,212,448
Securities Lending Collateral	—	30,229,294	—	30,229,294
TOTAL	—	$2,285,826,013	—	$2,285,826,013

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (91.6%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	82,649	$1,757,524
#	ANDRITZ AG	510,397	20,082,095
	Atrium European Real Estate, Ltd.	968,162	3,728,100
#	Austria Technologie & Systemtechnik AG	181,572	3,997,229
	CA Immobilien Anlagen AG	496,800	21,858,361
	DO & CO AG	52,039	5,189,772
	EVN AG	233,688	4,611,007
#	FACC AG	172,930	2,292,192
	Flughafen Wien AG	30,811	1,247,309
	IMMOFINANZ AG	666,378	18,491,904
	Josef Manner & Co. AG	870	98,605
	Kapsch TrafficCom AG	36,036	1,062,186
#	Lenzing AG	92,289	7,294,409
	Mayr Melnhof Karton AG	56,439	7,756,489
#	Oberbank AG	35,309	3,759,764
#	Oesterreichische Post AG	240,171	9,117,142
	Palfinger AG	98,569	3,053,122
#	POLYTEC Holding AG	105,679	938,115
#	Porr AG	74,767	1,303,288
#	Rosenbauer International AG	20,744	965,598
	S IMMO AG	362,720	9,717,012
#	Schoeller-Bleckmann Oilfield Equipment AG	73,866	3,394,986
*	Semperit AG Holding	69,672	942,787
	Strabag SE	111,253	3,710,992
	Telekom Austria AG	1,095,229	8,803,983
	UBM Development AG	21,002	1,134,481
	UNIQA Insurance Group AG	987,844	9,341,966
	Vienna Insurance Group AG Wiener Versicherung Gruppe	275,519	7,437,053
#	voestalpine AG	587,117	14,217,521
	Wienerberger AG	617,965	17,533,075
*	Zumtobel Group AG	185,085	1,816,611
TOTAL AUSTRIA			196,654,678
BELGIUM — (3.7%)
	Ackermans & van Haaren NV	173,839	27,846,856
*	AGFA-Gevaert NV	1,437,913	7,062,568
*	Argenx SE	83,085	11,999,718
*	Argenx SE	12,041	1,737,364
	Atenor	18,030	1,451,329
	Banque Nationale de Belgique	87	225,677
	Barco NV	73,489	18,272,946
	Bekaert SA	249,298	6,329,023
# *	Biocartis NV	227,423	1,445,023
	bpost SA	604,506	6,024,147
# *	Celyad SA	42,190	464,503
	Cie d'Entreprises CFE	49,125	5,356,839
	Co.Br.Ha Societe Commerciale de Brasserie SA	93	388,402
	Colruyt SA	26,298	1,315,786
#	Deceuninck NV	435,935	958,393
	D'ieteren SA	201,078	12,978,697
	Econocom Group SA	727,792	2,069,189
#	Elia System Operator SA	220,104	21,226,878
	Euronav NV	1,330,201	13,217,075
	EVS Broadcast Equipment SA	68,822	1,554,631
# *	Exmar NV	145,690	865,780

The Continental Small Company Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Fagron	270,329	$6,257,884
# *	Galapagos NV	25,532	5,722,715
*	Galapagos NV	37,531	8,388,141
	Gimv NV	97,052	5,980,068
	Immobel SA	21,526	1,823,534
*	Ion Beam Applications	125,553	1,444,784
	Jensen-Group NV	20,961	798,317
	Kinepolis Group NV	98,946	6,102,201
#	Lotus Bakeries NV	1,737	5,265,572
# *	MDxHealth	239,516	247,902
#	Melexis NV	111,148	7,899,173
# *	Nyrstar NV	84,985	16,444
#	Ontex Group NV	484,468	8,780,896
	Orange Belgium SA	180,452	3,669,048
# *	Oxurion NV	128,049	436,138
#	Picanol	28,690	2,068,211
	Recticel SA	270,438	2,308,810
#	Resilux	5,788	904,996
	Roularta Media Group NV	19,318	356,499
#	Sioen Industries NV	53,271	1,278,490
#	Sipef NV	36,491	2,103,438
	Telenet Group Holding NV	151,585	7,048,121
	TER Beke SA	3,565	460,671
*	Tessenderlo Group SA	214,369	7,212,389
	Van de Velde NV	38,938	1,208,778
*	Viohalco SA	583,796	2,361,196
TOTAL BELGIUM			232,935,240
DENMARK — (4.8%)
*	Agat Ejendomme A.S.	307,965	182,952
*	ALK-Abello A.S.	43,541	11,630,610
	Alm Brand A.S.	556,674	4,929,389
#	Ambu A.S., Class B	786,143	14,348,931
# *	Bang & Olufsen A.S.	250,669	1,499,969
	BankNordik P/F	10,800	186,397
*	Bavarian Nordic A.S.	185,816	6,448,696
	Brodrene Hartmann A.S.	16,148	721,084
	Columbus A.S.	430,058	578,002
	D/S Norden A.S.	204,334	2,752,350
	DFDS A.S.	306,367	12,865,953
	Djurslands Bank A.S.	8,970	351,955
*	Drilling Co. of 1972 A.S.	59,171	3,302,286
	FLSmidth & Co. A.S.	248,262	8,477,581
	Fluegger Group A.S.	4,198	187,183
	GronlandsBANKEN A.S.	1,125	88,479
*	H+H International A.S., Class B	111,938	2,133,916
*	Harboes Bryggeri A.S., Class B	17,239	159,478
	ISS A.S.	467,064	11,313,432
#	Jeudan A.S.	7,748	1,646,989
*	Jyske Bank A.S.	495,225	18,831,266
	Lan & Spar Bank	4,981	338,578
	Matas A.S.	188,168	1,776,075
# *	Nilfisk Holding A.S.	197,207	4,246,948
*	NKT A.S.	202,178	4,348,646
#	NNIT A.S.	69,757	1,101,253
#	Pandora A.S.	509,474	26,296,922
	Parken Sport & Entertainment A.S.	37,197	567,699
	Per Aarsleff Holding A.S.	140,513	4,271,012
	Ringkjoebing Landbobank A.S.	197,323	14,659,383

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (Continued)
# *	Roblon A.S., Class B	973	$30,123
	Rockwool International A.S., Class A	993	213,157
	Rockwool International A.S., Class B	35,103	8,183,889
	Royal Unibrew A.S.	359,777	34,203,375
	RTX A.S.	57,507	1,957,161
	Scandinavian Tobacco Group A.S., Class A	345,496	4,517,980
	Schouw & Co., A.S.	89,983	7,364,593
	SimCorp A.S.	282,473	31,314,036
	Solar A.S., Class B	37,707	1,797,618
	Spar Nord Bank A.S.	594,407	5,757,207
#	Sydbank A.S.	502,266	10,929,140
#	Tivoli A.S.	9,878	1,107,175
	Topdanmark A.S.	467,367	22,105,673
*	TORM P.L.C.	176,751	1,533,739
#	United International Enterprises, Ltd.	10,336	2,075,273
*	Vestjysk Bank A.S.	1,891,040	927,801
# *	Zealand Pharma A.S.	180,366	6,525,699
TOTAL DENMARK			300,787,053
FINLAND — (5.6%)
# *	Afarak Group Oyj	170,187	92,736
	Ahlstrom-Munksjo Oyj	190,961	3,183,233
	Aktia Bank Oyj	316,378	3,350,450
#	Alandsbanken Abp, Class B	21,354	416,443
	Alma Media Oyj	129,772	1,248,215
	Apetit Oyj	19,668	187,866
	Asiakastieto Group Oyj	1,406	53,221
	Aspo Oyj	103,690	920,129
	Atria Oyj	85,658	912,496
# *	BasWare Oyj	55,940	1,635,757
#	Bittium Oyj	204,447	1,509,059
#	Cargotec Oyj, Class B	287,941	10,653,075
	Caverion Oyj	685,849	5,585,922
#	Citycon Oyj	526,824	5,573,564
	Cramo Oyj	277,432	4,212,652
	Digia Oyj	69,731	354,681
	Finnair Oyj	502,829	2,935,565
#	Fiskars Oyj Abp	216,187	2,884,700
*	F-Secure Oyj	669,336	2,440,693
	Glaston Oyj ABP	9,217	11,887
*	HKScan Oyj, Class A	247,021	627,526
	Huhtamaki Oyj	765,266	34,012,587
	Ilkka-Yhtyma Oyj	61,503	262,788
	Kemira Oyj	758,362	11,457,135
	Kesko Oyj, Class A	53,055	3,349,948
	Kesko Oyj, Class B	421,805	28,516,523
	Konecranes Oyj	476,512	14,363,479
	Lassila & Tikanoja Oyj	211,730	3,607,032
#	Lehto Group Oyj	129,587	323,657
	Metsa Board Oyj	1,431,405	8,669,158
	Metso Oyj	667,333	23,680,227
#	Nokian Renkaat Oyj	883,124	23,746,233
	Olvi Oyj, Class A	95,680	4,130,561
	Oriola Oyj, Class A	6,054	14,290
	Oriola Oyj, Class B	914,957	2,175,406
	Orion Oyj, Class A	143,951	6,754,981
	Orion Oyj, Class B	748,676	35,372,694
#	Outokumpu Oyj	3,025,518	10,392,974
*	Outotec Oyj	1,324,393	7,614,684

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Pihlajalinna Oyj	77,064	$1,308,044
#	Ponsse Oyj	74,926	2,618,891
*	QT Group Oyj	55,899	1,379,516
	Raisio Oyj, Class V	842,583	3,436,679
#	Rapala VMC Oyj	117,708	373,767
	Raute Oyj, Class A	2,644	76,464
	Revenio Group Oyj	131,150	4,077,743
	Sanoma Oyj	748,006	8,954,827
*	SRV Group Oyj	66,041	105,861
*	Stockmann Oyj Abp, Class A	49,045	148,845
# *	Stockmann Oyj Abp, Class B	189,838	488,273
	Teleste Oyj	52,966	323,208
	TietoEVRY Oyj	385,763	12,580,174
#	Tikkurila Oyj	248,204	4,274,901
	Tokmanni Group Corp.	344,720	4,999,975
	Uponor Oyj	366,476	4,958,344
	Vaisala Oyj, Class A	118,863	4,441,729
	Valmet Oyj	947,069	20,486,738
#	Viking Line Abp	7,869	170,393
#	YIT Oyj	1,439,647	10,277,245
TOTAL FINLAND			352,715,844
FRANCE — (10.1%)
	ABC arbitrage	99,407	731,086
	Actia Group	51,304	229,386
# *	Adocia	2,335	33,022
*	Air France-KLM	1,390,475	12,881,547
#	Akka Technologies	79,379	5,511,497
	AKWEL	60,436	1,254,116
	Albioma SA	188,323	6,270,119
	Altamir	136,094	2,588,583
	Alten SA	160,559	19,787,719
# *	Amplitude Surgical SAS	19,526	34,807
	Assystem SA	62,252	2,166,520
	Aubay	41,036	1,363,053
	Axway Software SA	38,973	502,609
*	Bastide le Confort Medical	18,680	748,996
	Beneteau SA	235,303	2,523,715
	Bigben Interactive	93,677	1,455,399
	Boiron SA	39,840	1,516,155
	Bonduelle SCA	92,856	2,214,505
	Burelle SA	1,119	928,608
#	Casino Guichard Perrachon SA	271,603	11,036,971
#	Catering International Services	14,124	199,835
*	Cegedim SA	32,518	1,091,524
*	CGG SA	4,535,071	12,743,197
#	Chargeurs SA	134,013	2,525,151
	Cie des Alpes	68,259	2,276,386
	Cie Plastic Omnium SA	378,655	9,536,985
*	Coface SA	675,388	8,322,312
	Derichebourg SA	666,147	2,416,055
#	Devoteam SA	36,252	3,375,473
#	Electricite de Strasbourg SA	21,353	2,828,407
#	Elior Group SA	858,106	12,030,741
	Elis SA	1,122,246	21,852,576
#	Eramet	52,708	2,051,360
# *	Erytech Pharma SA	3,609	24,786
*	Esso SA Francaise	46,990	409,500
#	Etablissements Maurel et Prom SA	287,229	805,994

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Euronext NV	373,020	$32,334,446
#	Europcar Mobility Group	650,431	2,638,176
#	Eutelsat Communications SA	1,323,198	19,832,277
	Exel Industries, Class A	10,459	513,367
	Faurecia SE	154,037	7,339,333
	Fleury Michon SA	6,124	196,365
# *	Fnac Darty S.A.	124,919	6,086,412
	Gaumont SA	11,360	1,485,615
	Gaztransport Et Technigaz SA	130,146	13,155,677
#	GEA	2,433	291,355
	Gevelot SA	3,016	658,473
	GL Events	64,356	1,509,816
	Groupe Crit	23,123	1,763,786
	Groupe Gorge	24,984	476,266
	Groupe Open	30,206	407,675
	Groupe SFPI	29,940	56,083
	Guerbet	38,504	1,487,454
#	Haulotte Group SA	73,020	389,258
#	HERIGE SADCS	4,147	132,415
	HEXAOM	15,908	638,225
*	ID Logistics Group	14,530	2,841,095
#	Iliad SA	60,896	7,992,057
#	Imerys SA	208,694	9,009,071
	Ingenico Group SA	410,246	47,708,762
# *	Innate Pharma SA	15,558	109,020
	IPSOS	246,114	7,974,111
	Jacquet Metal Service SA	86,305	1,347,299
#	JCDecaux SA	46,511	1,243,118
	Kaufman & Broad SA	122,751	5,199,745
	Korian SA	369,964	16,877,996
#	Lagardere SCA	773,889	14,689,627
*	Lanson-BCC	8,795	249,402
	Laurent-Perrier	13,775	1,252,062
#	Le Belier	10,566	423,463
	Lectra	165,688	4,096,240
#	Linedata Services	14,505	469,699
	LISI	113,730	3,458,673
	LNA Sante SA	36,590	1,860,204
	Maisons du Monde SA	283,561	3,758,284
#	Manitou BF SA	65,443	1,198,258
	Manutan International	15,102	1,076,911
	Mersen SA	125,066	4,097,332
*	METabolic EXplorer SA	156,395	284,749
	Metropole Television SA	284,545	4,732,146
	Nexans SA	217,390	10,576,298
	Nexity SA	298,410	14,406,671
# *	Nicox	145,865	713,133
	NRJ Group	81,965	566,178
	Oeneo SA	137,066	2,089,737
*	OL Groupe SA	10,735	35,941
*	Onxeo SA	246,319	150,750
# *	Onxeo SA	48,958	31,098
*	Pierre & Vacances SA	29,600	805,499
#	Plastivaloire	50,406	362,710
	PSB Industries SA	3,265	67,828
	Quadient	289,849	6,972,269
#	Rallye SA	156,235	1,522,008
# *	Recylex SA	102,008	334,577
	Rexel SA	2,301,645	27,532,491

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Robertet SA	2,749	$2,775,686
	Rothschild & Co.	102,978	2,765,362
	Rubis SCA	614,055	37,928,666
	Samse SA	8,068	1,495,066
	Savencia SA	34,061	2,346,600
	Seche Environnement SA	18,298	833,243
	SES SA	461,471	5,663,514
	Societe BIC SA	180,119	12,158,843
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	59,027	3,873,478
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	125,808
	Societe pour l'Informatique Industrielle	41,811	1,243,957
# *	SOITEC	132,101	12,417,218
# *	Solocal Group	4,209,627	2,039,828
	Somfy SA	99,967	10,104,022
	Sopra Steria Group	108,590	17,335,709
	SPIE SA	838,564	16,244,302
# *	SRP Groupe SA	53,256	67,902
	Stef SA	27,648	2,538,371
	Sword Group	37,883	1,469,778
	Synergie SA	69,728	2,211,014
	Tarkett SA	217,896	3,008,480
# *	Technicolor SA	2,040,996	1,413,133
	Television Francaise 1	611,386	4,602,855
#	TFF Group	12,398	451,299
	Thermador Groupe	37,127	2,256,524
	Total Gabon	3,758	558,992
#	Trigano SA	52,801	5,006,745
	Union Financiere de France BQE SA	18,515	418,841
# *	Vallourec SA	1,969,895	4,960,557
*	Valneva SE	66,002	228,147
	Vetoquinol SA	19,343	1,241,692
	Vicat SA	123,623	5,156,877
	VIEL & Cie SA	162,802	863,664
	Vilmorin & Cie SA	35,305	1,711,321
*	Virbac SA	21,306	5,215,363
	Vranken-Pommery Monopole SA	22,338	459,091
	XPO Logistics Europe SADIR	33	9,500
TOTAL FRANCE			628,979,129
GERMANY — (15.1%)
#	1&1 Drillisch AG	151,047	3,703,080
	7C Solarparken AG	16,816	70,633
	Aareal Bank AG	459,168	15,036,991
*	Adler Modemaerkte AG	47,849	203,777
# *	ADLER Real Estate AG	245,889	3,301,028
#	ADO Properties SA	216,234	6,685,674
*	ADVA Optical Networking SE	361,620	2,983,648
# *	AIXTRON SE	549,541	5,768,053
	All for One Group AG	4,222	255,635
#	Allgeier SE	45,266	1,639,149
#	Amadeus Fire AG	40,752	6,899,254
	Atoss Software AG	2,385	415,851
#	Aurubis AG	296,684	16,142,193
	Basler AG	31,956	1,907,509
	Bauer AG	81,201	1,433,974
	BayWa AG	105,190	3,090,917
	BayWa AG	124	4,090
#	Bechtle AG	219,385	31,654,722
#	Bertrandt AG	41,784	2,418,835

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	bet-at-home.com AG	20,016	$1,056,498
	Bijou Brigitte AG	22,429	1,240,592
#	Bilfinger SE	226,122	7,976,409
	Borussia Dortmund GmbH & Co. KGaA	602,892	5,890,107
	CANCOM SE	243,244	14,472,089
# *	CECONOMY AG	1,081,753	5,591,522
	CENIT AG	53,174	762,294
	CENTROTEC Sustainable AG	19,284	293,156
	Cewe Stiftung & Co. KGAA	42,765	4,877,911
	comdirect bank AG	193,071	2,974,222
	CompuGroup Medical SE	178,844	11,764,722
#	Corestate Capital Holding SA	77,099	3,382,297
	CropEnergies AG	173,692	1,939,492
	CTS Eventim AG & Co. KGaA	442,453	27,513,401
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	649,307
	Deutsche Beteiligungs AG	95,431	4,017,927
#	Deutsche EuroShop AG	391,421	10,671,795
	Deutsche Pfandbriefbank AG	1,023,292	16,481,692
	Deutz AG	1,023,677	5,346,337
*	Dialog Semiconductor P.L.C.	601,965	26,442,427
	DIC Asset AG	426,801	7,996,496
	DMG Mori AG	15,692	739,327
#	Dr Hoenle AG	35,520	1,733,262
	Draegerwerk AG & Co. KGaA	19,652	894,928
#	Duerr AG	405,591	12,142,979
	Eckert & Ziegler Strahlen- und Medizintechnik AG	30,623	5,832,567
#	EDAG Engineering Group AG	51,353	575,374
#	Elmos Semiconductor AG	92,061	2,850,252
# *	ElringKlinger AG	204,148	1,387,098
	Energiekontor AG	2,066	49,051
# *	Evotec SE	10,103	270,757
#	Ferratum Oyj	64,645	846,504
#	Fielmann AG	150,412	11,962,839
	First Sensor AG	44,242	1,884,930
	FORTEC Elektronik AG	372	8,119
	Francotyp-Postalia Holding AG, Class A	55,619	220,058
	Freenet AG	1,084,459	24,056,953
	FRIWO AG	373	4,053
#	Fuchs Petrolub SE	97,835	3,970,793
#	GEA Group AG	890,332	26,658,964
#	Gerresheimer AG	258,490	20,447,312
	Gesco AG	56,186	1,182,618
	GFT Technologies SE	123,639	1,813,610
	Grand City Properties SA	806,380	20,667,680
*	H&R GmbH & Co. KGaA	70,150	388,889
	Hamburger Hafen und Logistik AG	182,101	4,481,446
	Hapag-Lloyd AG	47,645	3,912,387
	Hawesko Holding AG	52	1,914
# *	Heidelberger Druckmaschinen AG	1,970,702	1,944,739
	Hella GmbH & Co KGaA	241,106	11,331,460
	Highlight Communications AG	98,406	473,530
#	HolidayCheck Group AG	244,463	632,899
	Hornbach Baumarkt AG	47,658	1,044,923
	Hornbach Holding AG & Co. KGaA	35,410	2,237,093
#	Hugo Boss AG	496,184	23,086,432
*	Hypoport AG	1,759	620,481
	Indus Holding AG	133,417	5,433,923
	Isra Vision AG	115,594	4,328,225
	IVU Traffic Technologies AG	50,314	739,674

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Jenoptik AG	380,709	$10,463,254
#	K+S AG	1,465,860	14,225,501
	KION Group AG	35,975	2,251,741
	Kloeckner & Co. SE	569,797	3,618,678
#	Koenig & Bauer AG	93,517	2,479,081
	Krones AG	112,705	8,510,634
	KSB SE & Co. KGaA	3,466	1,195,333
	KWS Saat SE & Co., KGaA	80,774	4,987,757
	Lanxess AG	628,306	37,681,481
#	Leifheit AG	60,321	1,595,048
# *	Leoni AG	242,169	2,827,490
*	LPKF Laser & Electronics AG	82,085	1,718,970
# *	Manz AG	30,876	704,373
	MasterFlex SE	21,291	113,725
	Mediclin AG	88,966	511,326
# *	Medigene AG	102,662	663,630
	METRO AG	553,216	7,697,440
	MLP SE	413,069	2,574,618
	Nemetschek SE	288,334	19,558,217
	New Work SE	20,209	6,610,256
	Nexus AG	87,089	3,314,610
# *	Nordex SE	508,398	6,578,607
	Norma Group SE	235,465	8,584,348
#	OHB SE	38,414	1,733,050
#	OSRAM Licht AG	602,174	30,276,246
#	Paragon GmbH & Co. KGaA	14,660	311,079
#	Patrizia AG	349,841	8,351,269
#	Pfeiffer Vacuum Technology AG	53,245	8,845,870
#	PNE AG	493,007	2,400,272
	Progress-Werk Oberkirch AG	8,558	229,692
	ProSiebenSat.1 Media SE	1,172,331	15,520,011
	PSI Software AG	50,278	1,082,374
#	QSC AG	724,521	926,972
*	R Stahl AG	14,952	539,563
	Rheinmetall AG	335,274	35,856,034
	RHOEN-KLINIKUM AG	232,537	4,068,642
#	RIB Software SE	292,708	6,147,829
*	Rocket Internet SE	495,050	11,572,009
#	S&T AG	329,673	8,850,143
	SAF-Holland SA	355,988	2,470,678
#	Salzgitter AG	298,029	4,990,072
# *	Schaltbau Holding AG	32,728	1,204,330
	Schloss Wachenheim AG	8,017	140,729
	Scout24 AG	232,208	15,960,732
#	Secunet Security Networks AG	6,248	898,298
# *	SGL Carbon SE	293,218	1,306,121
*	Shop Apotheke Europe NV	24,816	1,253,407
#	Siltronic AG	148,532	15,910,320
#	Sixt Leasing SE	65,947	975,290
	Sixt SE	93,037	9,375,829
*	SLM Solutions Group AG	6,593	87,195
*	SMA Solar Technology AG	94,278	3,208,207
# *	SMT Scharf AG	22,763	251,932
	Softing AG	26,963	221,790
	Software AG	359,622	11,988,909
	Stabilus SA	170,155	10,337,111
#	STRATEC SE	24,452	1,732,341
#	Stroeer SE & Co. KGaA	213,227	16,924,342
	Suedzucker AG	567,132	9,584,596

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
# *	SUESS MicroTec SE	134,313	$1,528,098
	Surteco Group SE	46,502	1,151,291
	Syzygy AG	2,030	16,720
	TAG Immobilien AG	1,004,621	26,477,494
	Takkt AG	205,056	2,692,109
#	Technotrans SE	45,769	1,004,314
# *	Tele Columbus AG	296,432	1,111,916
	TLG Immobilien AG	722,981	24,719,676
	Traffic Systems SE	35,766	881,704
#	United Internet AG	109,958	3,554,786
	VERBIO Vereinigte BioEnergie AG	151,277	2,140,753
	Vossloh AG	69,747	3,074,205
	Wacker Chemie AG	56,738	4,071,865
#	Wacker Neuson SE	217,489	3,491,879
	Washtec AG	76,400	4,307,786
	Wuestenrot & Wuerttembergische AG	112,263	2,381,059
#	Zeal Network SE	53,361	1,343,455
TOTAL GERMANY			943,762,261
IRELAND — (0.6%)
	Bank of Ireland Group P.L.C.	3,020,965	14,712,781
	C&C Group P.L.C.	1,051,508	4,974,437
	Cairn Homes P.L.C	1,361,800	1,850,074
*	Datalex P.L.C.	107,125	40,810
	FBD Holdings P.L.C.	4,903,380	1,166,900
	FBD Holdings P.L.C.	17,016	163,841
	Glanbia P.L.C.	285,853	3,330,163
	Glanbia P.L.C.	700,613	8,246,711
	Irish Continental Group P.L.C.	580,604	3,014,497
	Irish Continental Group P.L.C.	234,200	1,246,662
*	Permanent TSB Group Holdings P.L.C.	229,967	252,274
TOTAL IRELAND			38,999,150
ISRAEL — (3.0%)
	Adgar Investment and Development, Ltd.	24,577	58,893
# *	Afcon Holdings, Ltd.	2,432	102,895
# *	AFI Properties, Ltd.	99,471	4,032,368
	Africa Israel Residences, Ltd.	2,237	71,301
*	Airport City, Ltd.	386,019	6,787,335
*	Albaad Massuot Yitzhak, Ltd.	2,660	14,551
*	Allot, Ltd.	188,324	1,825,967
	Alony Hetz Properties & Investments, Ltd.	169,793	2,805,947
	Alrov Properties and Lodgings, Ltd.	49,177	2,393,245
	Amot Investments, Ltd.	277,092	2,015,527
#	Arad, Ltd.	18,409	339,126
*	Arko Holdings, Ltd.	1,415,284	585,324
#	Ashtrom Group, Ltd.	112,149	1,671,044
#	Ashtrom Properties, Ltd.	211,807	1,346,322
	Atreyu Capital Markets, Ltd.	1,189	24,746
	AudioCodes, Ltd.	177,927	3,950,453
# *	Avgol Industries 1953, Ltd.	468,925	321,640
*	Azorim-Investment Development & Construction Co., Ltd.	463,962	1,119,881
#	Bayside Land Corp.	6,447	5,158,703
#	Bet Shemesh Engines Holdings 1997, Ltd.	21,124	857,366
	Big Shopping Centers, Ltd.	32,577	3,666,961
#	Blue Square Real Estate, Ltd.	36,269	2,580,022
*	Bonus Biogroup, Ltd.	613,036	71,449
*	Brack Capital Properties NV	18,242	1,766,104

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Brainsway, Ltd.	54,222	$301,902
#	Camtek, Ltd.	112,811	1,317,072
	Carasso Motors, Ltd.	102,177	488,163
*	Cellcom Israel, Ltd.	451,236	1,625,889
# *	Ceragon Networks, Ltd.	266,244	548,463
*	Clal Insurance Enterprises Holdings, Ltd.	226,733	2,869,329
	Cohen Development & Industrial Buildings, Ltd.	3,184	62,793
*	Compugen, Ltd.	197,189	1,425,188
	Danel Adir Yeoshua, Ltd.	21,864	2,054,727
	Delek Automotive Systems, Ltd.	218,877	1,299,341
#	Delta-Galil Industries, Ltd.	70,358	1,842,957
#	Dor Alon Energy in Israel 1988, Ltd.	12,999	338,287
	Duniec Brothers, Ltd.	304	11,605
# *	El Al Israel Airlines	1,372,965	380,648
	Electra Consumer Products 1970, Ltd.	48,763	962,301
*	Electra Real Estate, Ltd.	16,980	98,249
	Electra, Ltd.	12,544	6,596,926
# *	Energix-Renewable Energies, Ltd.	924,947	3,253,270
# *	Enlight Renewable Energy, Ltd.	2,163,770	3,305,256
*	Equital, Ltd.	110,516	2,945,233
*	Evogene, Ltd.	79,189	124,163
	First International Bank Of Israel, Ltd.	33,691	942,076
	FMS Enterprises Migun, Ltd.	19,186	666,600
	Formula Systems 1985, Ltd.	62,881	4,547,436
#	Fox Wizel, Ltd.	57,376	2,723,751
	Gilat Satellite Networks, Ltd.	225,761	2,109,337
#	Hadera Paper, Ltd.	24,531	972,581
# *	Hamlet Israel-Canada, Ltd.	31,999	576,403
	Harel Insurance Investments & Financial Services, Ltd.	777,744	5,314,950
	Hilan, Ltd.	98,707	4,010,816
#	IDI Insurance Co., Ltd.	44,368	1,485,367
	IES Holdings, Ltd.	322	19,528
# *	Industrial Buildings Corp., Ltd.	1,009,017	2,857,967
#	Inrom Construction Industries, Ltd.	357,290	1,647,448
# *	Intercure, Ltd.	52,127	57,136
#	Israel Canada T.R, Ltd.	126,308	291,176
	Israel Land Development - Urban Renewal, Ltd.	35,314	480,756
#	Isras Investment Co., Ltd.	5,233	1,228,419
	Issta Lines, Ltd.	11,573	217,499
# *	Kamada, Ltd.	211,021	1,377,401
	Kenon Holdings, Ltd.	122,488	2,526,385
	Kerur Holdings, Ltd.	31,380	858,299
#	Klil Industries, Ltd.	5,696	452,968
#	Magic Software Enterprises, Ltd.	131,275	1,421,579
	Matrix IT, Ltd.	232,691	4,853,169
	Maytronics, Ltd.	280,669	2,393,418
	Mediterranean Towers, Ltd.	347,723	1,074,112
#	Mega Or Holdings, Ltd.	81,523	2,147,649
# *	Mehadrin, Ltd.	3,072	119,007
	Meitav Dash Investments, Ltd.	113,483	445,821
	Melisron, Ltd.	30,341	1,992,227
	Menora Mivtachim Holdings, Ltd.	180,093	2,391,923
	Migdal Insurance & Financial Holdings, Ltd.	2,542,729	2,056,193
	Minrav Holdings, Ltd.	263	42,293
#	Mivtach Shamir Holdings, Ltd.	24,053	474,380
	Naphtha Israel Petroleum Corp., Ltd.	244,337	1,275,327
# *	Nawi Brothers, Ltd.	113,003	877,703
	Neto ME Holdings, Ltd.	9,545	532,183
*	Nova Measuring Instruments, Ltd.	181,490	6,961,904

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	NR Spuntech Industries, Ltd.	76,176	$116,532
	Oil Refineries, Ltd.	9,467,115	4,168,112
	One Software Technologies, Ltd.	1,946	151,399
#	OPC Energy, Ltd.	41,971	367,293
*	Partner Communications Co., Ltd.	804,319	3,566,122
	Paz Oil Co., Ltd.	58,384	7,081,269
*	Perion Network, Ltd.	20,331	159,551
	Phoenix Holdings, Ltd. (The)	571,475	3,131,371
	Plasson Industries, Ltd.	20,585	962,223
	Pluristem Therapeutics, Inc.	17,233	6,393
*	Pluristem Therapeutics, Inc.	1,813	6,725
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	50,625	2,924,969
*	Redhill Biopharma, Ltd.	13,502	7,369
#	Scope Metals Group, Ltd.	47,147	1,090,068
	Shapir Engineering and Industry, Ltd.	547,404	3,894,441
#	Shikun & Binui, Ltd.	1,337,236	6,551,598
	Shufersal, Ltd.	682,663	4,260,580
	Summit Real Estate Holdings, Ltd.	209,191	3,121,356
*	Suny Cellular Communication, Ltd.	473,129	209,758
#	Tadiran Holdings, Ltd.	14,981	653,163
*	Tower Semiconductor, Ltd.	94,937	2,132,112
	Union Bank of Israel	199,952	1,176,369
#	YH Dimri Construction & Development, Ltd.	8,726	292,171
TOTAL ISRAEL			185,873,063
ITALY — (9.8%)
# *	A.S. Roma SpA	856,401	579,113
	A2A SpA	10,858,831	21,692,191
	ACEA SpA	401,591	9,365,411
# *	Aeffe SpA	325,211	536,224
#	Amplifon SpA	782,271	22,243,492
	Anima Holding SpA	2,118,887	10,043,701
#	Aquafil SpA	77,554	520,279
*	Arnoldo Mondadori Editore SpA	1,185,148	2,428,981
	Ascopiave SpA	574,531	2,816,457
	ASTM SpA	92,925	2,714,307
	Autogrill SpA	937,810	9,116,629
	Autostrade Meridionali SpA	3,917	125,476
	Avio SpA	104,775	1,709,066
	Azimut Holding SpA	880,023	21,590,904
	B&C Speakers SpA	19,155	269,536
# *	Banca Carige SpA	148,414,098	46,088
	Banca Farmafactoring SpA	723,210	4,447,286
	Banca Finnat Euramerica SpA	616,149	177,544
	Banca Generali SpA	431,373	13,712,419
	Banca IFIS SpA	175,076	2,775,987
# *	Banca Monte dei Paschi di Siena SpA	213,039	398,655
	Banca Popolare di Sondrio SCPA	3,178,350	6,845,000
#	Banca Profilo SpA	1,814,636	414,110
	Banca Sistema SpA	379,814	714,876
# *	Banco BPM SpA	12,602,677	25,767,760
#	Banco di Desio e della Brianza SpA	238,796	767,250
	BasicNet SpA	169,875	912,276
	BE SpA	554,744	793,008
#	Biesse SpA	98,980	1,741,170
	BPER Banca	3,639,877	16,717,854
	Brunello Cucinelli SpA	247,487	8,973,725
	Buzzi Unicem SpA	2,595	36,439
	Buzzi Unicem SpA	650,172	15,183,737

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Cairo Communication SpA	547,244	$1,443,752
	Carel Industries SpA	785	10,182
#	Carraro SpA	162,374	329,616
	Cembre SpA	6,469	168,772
	Cementir Holding NV	378,772	2,688,785
	Cerved Group SpA	1,350,051	13,233,549
	CIR-Compagnie Industriali Riunite SpA	2,650,178	3,266,336
	Credito Emiliano SpA	620,427	3,154,431
*	Credito Valtellinese SpA	48,118,993	3,366,883
*	d'Amico International Shipping SA	2,577,810	369,012
	Danieli & C Officine Meccaniche SpA	9,660	96,571
#	Danieli & C Officine Meccaniche SpA	101,563	1,664,224
	Datalogic SpA	123,567	2,140,541
#	De' Longhi SpA	418,771	7,890,937
	DeA Capital SpA	785,125	1,241,670
	DiaSorin SpA	73,188	8,998,230
	doValue SpA	86,638	1,133,496
	El.En. SpA	34,312	1,080,772
# *	Elica SpA	186,526	689,762
	Emak SpA	388,913	356,295
	Enav SpA	1,342,996	8,671,927
	ERG SpA	424,763	10,038,449
	Esprinet SpA	248,638	1,290,121
# *	Eurotech SpA	276,627	2,325,515
	Falck Renewables SpA	983,539	6,399,061
	Fiera Milano SpA	171,877	1,045,672
#	Fila SpA	141,852	2,016,190
# *	Fincantieri SpA	3,504,948	3,182,232
	FinecoBank Banca Fineco SpA	71,635	838,172
	FNM SpA	1,485,778	1,216,702
#	Freni Brembo SpA	1,128,873	12,911,839
*	GEDI Gruppo Editoriale SpA	927,122	469,033
#	Gefran SpA	37,987	266,763
#	Geox SpA	577,144	685,257
	Gruppo MutuiOnline SpA	169,287	3,775,988
*	Guala Closures SpA	50,882	396,039
	Hera SpA	6,212,281	28,255,921
	Illimity Bank SpA	156,374	1,598,312
	IMA Industria Macchine Automatiche SpA	135,457	8,839,182
*	IMMSI SpA	1,318,917	711,608
# *	Intek Group SpA	1,988,916	659,538
	Interpump Group SpA	565,217	15,937,637
	Iren SpA	5,014,263	16,725,289
	Italgas SpA	3,697,613	24,578,897
	Italmobiliare SpA	74,004	2,058,877
	IVS Group SA	58,424	598,298
# *	Juventus Football Club SpA	3,653,838	4,603,962
	La Doria SpA	87,297	857,716
	Leonardo SpA	221,291	2,718,777
	LU-VE SpA	5,064	76,667
#	Maire Tecnimont SpA	1,152,561	2,972,454
	MARR SpA	232,929	4,984,115
	Massimo Zanetti Beverage Group SpA	65,668	426,915
# *	Mediaset SpA	3,709,525	9,796,406
# *	Mondo TV SpA	38,811	85,350
#	Openjobmetis SpA agenzia per il lavoro	63,025	558,206
# *	OVS SpA	1,537,238	2,925,610
	Piaggio & C SpA	1,542,745	4,215,745
#	Pirelli & C SpA	2,011,697	9,742,880

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Prima Industrie SpA	38,283	$670,001
#	Prysmian SpA	889,189	19,724,064
#	RAI Way SpA	551,291	3,595,074
	Reno de Medici SpA	1,335,246	1,123,482
	Reply SpA	146,119	11,466,945
#	Retelit SpA	769,328	1,260,313
#	Rizzoli Corriere Della Sera Mediagroup SpA	1,120,292	1,134,852
	Sabaf SpA	49,948	733,220
	SAES Getters SpA	26,758	857,822
# *	Safilo Group SpA	233,748	265,000
# *	Saipem SpA	5,007,386	20,758,755
# *	Salini Impregilo SpA	1,282,257	2,076,525
	Salvatore Ferragamo SpA	377,547	6,965,691
	Saras SpA	4,565,924	6,126,826
#	Servizi Italia SpA	62,874	194,630
	Sesa SpA	56,487	3,172,722
	Societa Cattolica di Assicurazioni SC	1,217,457	9,627,515
# *	Sogefi SpA	332,859	473,268
	SOL SpA	171,736	1,865,020
	Tamburi Investment Partners SpA	840,065	6,332,777
#	Technogym SpA	653,304	8,114,973
	Tinexta S.p.A.	135,263	1,619,744
	Tod's SpA	67,887	2,744,365
	TXT e-solutions SpA	43,931	438,569
	Unieuro SpA	63,290	880,069
#	Unione di Banche Italiane SpA	7,605,907	22,763,313
	Unipol Gruppo SpA	3,352,686	17,070,587
	UnipolSai Assicurazioni SpA	179,135	479,646
	Zignago Vetro SpA	198,444	2,966,740
TOTAL ITALY			614,460,597
NETHERLANDS — (6.8%)
	Aalberts NV	725,793	31,688,515
	Accell Group NV	156,228	4,830,974
	AFC Ajax NV	13,955	312,723
*	Altice Europe NV	4,683,910	30,104,236
*	Altice Europe NV, Class B	154,925	1,009,612
#	AMG Advanced Metallurgical Group NV	184,488	4,194,907
	Amsterdam Commodities NV	119,553	2,744,955
	APERAM SA	379,216	10,839,549
	Arcadis NV	542,832	12,330,317
	ASM International NV	317,039	38,528,623
	ASR Nederland NV	855,571	31,835,003
*	Basic-Fit NV	181,349	6,709,366
	BE Semiconductor Industries NV	577,528	24,450,504
# *	Beter Bed Holding NV	22,883	56,996
	Boskalis Westminster	649,592	15,193,388
#	Brunel International NV	155,477	1,426,041
	Corbion NV	416,939	14,441,114
#	Flow Traders	223,910	5,229,268
	ForFarmers NV	214,677	1,403,277
# *	Fugro NV	585,349	6,147,564
	GrandVision NV	173,216	5,306,699
*	Heijmans NV	157,571	1,248,397
	Hunter Douglas NV	25,053	1,637,134
	IMCD NV	357,089	30,834,147
#	Intertrust NV	466,539	8,302,586
	Kendrion NV	106,595	2,332,804
	Koninklijke BAM Groep NV	1,855,013	5,107,619

The Continental Small Company Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke Vopak NV	226,157	$12,109,847
*	Lucas Bols NV	20,321	304,100
	Nederland Apparatenfabriek	33,193	1,797,551
*	OCI NV	327,478	5,641,243
	Ordina NV	642,770	1,412,270
#	PostNL NV	3,321,818	6,128,630
	SBM Offshore NV	1,334,375	22,956,010
#	SIF Holding NV	34,182	504,370
	Signify NV	761,732	25,386,094
#	Sligro Food Group NV	166,461	4,758,227
# *	Takeaway.com NV	233,901	22,017,257
	TKH Group NV	267,721	14,153,133
	TomTom NV	530,346	5,756,363
	Van Lanschot Kempen NV	75,782	1,609,268
TOTAL NETHERLANDS			422,780,681
NORWAY — (2.3%)
	ABG Sundal Collier Holding ASA	2,475,536	1,068,333
	AF Gruppen ASA	68,590	1,282,535
*	Akastor ASA	1,089,524	1,080,956
*	Aker Solutions ASA	1,078,114	2,177,124
	American Shipping Co. ASA	211,810	738,646
# *	Archer, Ltd.	745,010	231,694
	Arendals Fossekompani A.S.	90	25,219
	Atea ASA	529,509	6,872,524
	Austevoll Seafood ASA	435,981	4,250,698
*	Avance Gas Holding, Ltd.	372,702	2,127,450
# *	Axactor SE	884,472	1,649,041
#	B2Holding ASA	1,499,478	1,251,578
	Bonheur ASA	146,347	3,370,082
	Borregaard ASA	743,872	7,113,090
	BW LPG, Ltd.	685,466	5,517,906
*	BW Offshore, Ltd.	774,469	4,223,551
	Data Respons ASA	24,347	127,353
	DNO ASA	3,391,712	3,366,186
*	DOF ASA	49,517	7,645
	Europris ASA	1,176,300	4,277,319
#	FLEX LNG, Ltd.	204,822	1,672,999
	Frontline, Ltd.	607,379	5,491,341
# *	Funcom NV	439,026	804,497
	Grieg Seafood ASA	369,858	5,667,487
# *	Hexagon Composites ASA	655,884	2,344,006
	Hoegh LNG Holdings, Ltd.	277,075	827,713
# *	IDEX ASA	506,708	58,049
	Itera ASA	10,713	12,718
*	Kongsberg Automotive ASA	2,171,519	1,220,158
	Kongsberg Gruppen ASA	62,844	975,286
#	Kvaerner ASA	1,596,286	1,756,272
	Magnora ASA	127,049	109,452
# *	NEL ASA	7,058,060	6,986,392
# *	Nordic Nanovector ASA	328,770	879,074
# *	Nordic Semiconductor ASA	1,018,555	6,489,937
	Norway Royal Salmon ASA	92,448	2,355,970
# *	Norwegian Air Shuttle ASA	645,227	2,471,617
*	Norwegian Finans Holding ASA	662,057	6,765,043
#	Norwegian Property ASA	43,744	65,548
#	Ocean Yield ASA	384,230	1,930,805
# *	Odfjell Drilling, Ltd.	679,325	1,791,722
*	Odfjell SE, Class A	137,586	412,704

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Olav Thon Eiendomsselskap ASA	117,629	$2,180,801
*	Otello Corp. ASA	587,281	1,058,425
*	Panoro Energy ASA	231,947	451,997
# *	PGS ASA	2,380,755	4,556,021
# *	PhotoCure ASA	115,295	1,046,052
*	Protector Forsikring ASA	1,143,796	1,970,846
*	Q-Free ASA	179,836	128,664
# *	REC Silicon ASA	1,473,908	826,078
	Sbanken ASA	483,692	3,675,665
#	Scatec Solar ASA	559,055	9,525,390
	Selvaag Bolig ASA	301,246	1,721,646
#	Solon Eiendom ASA	56,855	229,253
	Stolt-Nielsen, Ltd.	187,775	2,422,463
	Treasure ASA	314,079	478,040
	Veidekke ASA	716,281	9,020,799
#	Wallenius Wilhelmsen ASA	317,669	839,418
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,072,610
# *	XXL ASA	431,333	549,785
TOTAL NORWAY			143,601,673
PORTUGAL — (0.9%)
	Altri SGPS SA	541,780	3,343,972
	Banco Comercial Portugues SA, Class R	63,006,466	13,364,940
#	CTT-Correios de Portugal SA	1,078,689	3,501,149
#	Ibersol SGPS SA	36,721	350,117
#	Mota-Engil SGPS SA	771,972	1,445,804
#	Navigator Co. SA (The)	1,976,031	7,090,971
	NOS SGPS SA	2,031,792	10,545,789
	Novabase SGPS SA	72,649	216,465
#	REN - Redes Energeticas Nacionais SGPS SA	3,131,247	9,488,056
	Semapa-Sociedade de Investimento e Gestao	172,962	2,409,598
	Sonae Capital SGPS SA	789,547	673,247
	Sonae SGPS SA	6,699,002	6,231,700
TOTAL PORTUGAL			58,661,808
SPAIN — (6.1%)
	Acciona SA	188,631	21,410,798
	Acerinox SA	1,211,475	11,794,532
# *	Adveo Group International SA	84,445	8,513
	Alantra Partners SA	70,405	1,197,181
	Almirall SA	460,383	6,809,021
*	Amper SA	6,115,692	1,740,993
	Applus Services SA	911,014	10,571,010
#	Atresmedia Corp. de Medios de Comunicacion SA	595,936	2,022,135
	Azkoyen SA	67,253	479,179
	Banco de Sabadell SA	20,012,836	17,927,597
#	Bankia SA	4,296,179	7,807,549
	Bankinter SA	2,978,065	19,311,551
	Bolsas y Mercados Espanoles SHMSF SA	501,422	19,450,640
	Cellnex Telecom SA	364,212	18,114,141
	Cia de Distribucion Integral Logista Holdings SA	360,528	8,089,907
	CIE Automotive SA	499,262	10,955,802
	Construcciones y Auxiliar de Ferrocarriles SA	129,621	5,760,938
# *	Distribuidora Internacional de Alimentacion SA	207,031	23,361
	Ebro Foods SA	531,944	10,996,421
*	eDreams ODIGEO SA	423,005	2,071,322
	Elecnor SA	200,108	2,254,192
	Enagas SA	1,133,618	30,543,996

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Ence Energia y Celulosa SA	1,123,782	$4,546,097
	Ercros SA	784,741	2,252,715
	Euskaltel SA	547,581	5,159,969
	Faes Farma SA	2,086,026	11,368,095
*	Fluidra SA	355,866	4,373,983
	Fomento de Construcciones y Contratas SA	334,145	4,159,144
*	Global Dominion Access SA	702,931	2,573,199
	Grupo Catalana Occidente SA	253,655	8,330,216
# *	Grupo Empresarial San Jose SA	153,495	1,097,044
# *	Grupo Ezentis SA	1,683,706	800,560
	Iberpapel Gestion SA	47,911	1,324,152
# *	Indra Sistemas SA	856,710	9,838,374
	Laboratorios Farmaceuticos Rovi SA	72,954	2,009,822
	Liberbank SA	13,864,948	4,582,090
*	Masmovil Ibercom SA	410,017	8,577,098
	Mediaset Espana Comunicacion SA	1,072,499	5,872,045
	Melia Hotels International SA	792,923	6,367,888
#	Miquel y Costas & Miquel SA	145,855	2,436,234
# *	Obrascon Huarte Lain SA	905,725	1,059,324
# *	Pharma Mar SA	1,314,720	6,030,949
	Prim SA	39,523	523,766
*	Promotora de Informaciones SA, Class A	2,369,957	3,584,872
	Prosegur Cia de Seguridad SA	1,794,584	7,076,899
# *	Quabit Inmobiliaria SA	809,822	950,627
*	Realia Business SA	1,782,137	1,779,275
	Renta 4 Banco SA	442	3,305
	Sacyr S.A.	3,190,457	9,145,721
	Sacyr SA	69,357	199,224
# *	Solaria Energia y Medio Ambiente SA	395,783	3,706,130
*	Talgo SA	615,814	4,071,346
*	Tecnicas Reunidas SA	195,397	4,756,100
	Tubacex SA	794,526	2,247,321
	Unicaja Banco SA	2,228,040	2,228,203
#	Vidrala SA	111,373	11,948,665
	Vidrala SA	5,534	595,295
#	Viscofan SA	280,336	14,923,451
	Vocento SA	352,577	445,623
	Zardoya Otis SA	1,131,276	8,523,796
TOTAL SPAIN			378,809,396
SWEDEN — (7.6%)
	AcadeMedia AB	394,117	2,366,492
*	Adapteo Oyj	280,480	3,278,160
	AddLife AB, Class B	63,445	1,926,622
	AddNode Group AB	84,058	1,698,516
	AddTech AB, Class B	376,635	11,526,993
	AF POYRY AB	691,852	17,572,547
	Alimak Group AB	253,043	3,472,793
*	Arise AB	36,861	143,100
	Arjo AB, Class B	795,279	3,809,575
	Atrium Ljungberg AB, Class B	244,368	5,908,126
	Attendo AB	668,745	3,679,298
#	Avanza Bank Holding AB	750,646	7,354,507
	BE Group AB	27,710	104,848
	Beijer Alma AB	283,348	4,289,887
#	Beijer Electronics Group AB	93,898	549,549
	Beijer Ref AB	373,047	11,221,289
	Bergman & Beving AB	193,579	1,740,692
#	Besqab AB	21,962	326,581

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Betsson AB	977,562	$4,192,090
	Bilia AB, Class A	659,191	7,236,045
#	BillerudKorsnas AB	688,256	8,843,996
	BioGaia AB, Class B	122,544	5,304,297
	Biotage AB	456,538	5,704,562
	Bjorn Borg AB	99,769	257,302
	Bonava AB, Class B	458,773	4,103,838
	Bravida Holding AB	947,317	8,635,267
	Bufab AB	215,797	2,951,047
#	Bulten AB	119,933	892,034
	Bure Equity AB	449,636	10,011,760
# *	Byggmax Group AB	356,302	1,062,739
	Catena AB	151,646	6,565,557
*	Cavotec SA	79,682	167,000
#	Clas Ohlson AB, Class B	148,783	1,577,065
	Cloetta AB, Class B	1,667,143	5,876,314
# *	Collector AB	134,446	422,564
	Concentric AB	364,105	5,817,462
	Coor Service Management Holding AB	263,417	2,408,835
	Corem Property Group AB, Class B	163,626	474,032
	Dios Fastigheter AB	851,833	7,855,277
	Dometic Group AB	724,370	6,587,755
*	Doro AB	155,569	766,222
	Duni AB	220,227	3,001,948
#	Dustin Group AB	449,101	3,472,105
	Eastnine AB	126,421	1,844,822
	Elanders AB, Class B	54,920	504,969
*	Eltel AB	201,453	388,046
*	Enea AB	95,911	1,637,909
#	eWork Group AB	32,666	263,168
#	Fagerhult AB	293,570	1,809,561
#	Fenix Outdoor International AG	19,372	2,068,912
# *	Fingerprint Cards AB, Class B	634,700	1,123,447
#	Granges AB	546,114	5,044,905
	Gunnebo AB	242,183	629,846
#	Haldex AB	276,371	1,402,777
	Heba Fastighets AB, Class B	133,938	1,229,257
#	Hexpol AB	147,016	1,325,339
	HIQ International AB	166,331	862,986
#	HMS Networks AB	129,174	2,231,475
# *	Hoist Finance AB	515,550	2,573,829
	Humana AB	81,076	520,339
	Inwido AB	408,034	3,071,116
	JM AB	530,234	16,201,133
#	Kindred Group P.L.C.	1,200,537	6,103,721
	Klovern AB, Class B	4,142,995	10,390,703
	KNOW IT AB	204,364	4,171,222
	Kungsleden AB	1,446,412	15,416,212
	Lagercrantz Group AB, Class B	465,779	7,566,669
	Lindab International AB	603,188	6,825,752
	Loomis AB, Class B	252,245	9,134,150
# *	Medivir AB, Class B	169,635	257,056
# *	Mekonomen AB	306,642	2,560,170
*	Modern Times Group MTG AB, Class B	301,054	3,000,642
#	Momentum Group AB, Class B	182,102	2,199,164
#	Mycronic AB	487,750	9,493,229
	NCC AB, Class B	69,636	1,300,853
	Nederman Holding AB	29,566	441,421
# *	Net Insight AB, Class B	1,129,868	259,648

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	NetEnt AB	13,078	$33,484
	New Wave Group AB, Class B	435,702	2,614,183
	Nobia AB	860,489	6,344,576
	Nobina AB	733,862	5,567,268
	Nolato AB, Class B	175,116	10,145,620
#	Nordic Entertainment Group AB, Class B	50,132	1,521,187
	Nordic Waterproofing Holding A.S.	61,387	591,305
	NP3 Fastigheter AB	149,604	1,939,968
*	Nyfosa AB	1,238,209	12,120,493
	OEM International AB, Class B	46,319	1,172,339
	Peab AB, Class B	706,222	7,089,805
	Platzer Fastigheter Holding AB, Class B	249,458	2,964,167
	Pricer AB, Class B	892,974	1,975,197
	Proact IT Group AB	61,281	994,151
*	Qliro Group AB	857,613	628,340
	Ratos AB, Class B	1,451,913	5,100,573
*	RaySearch Laboratories AB	163,313	1,593,169
#	Recipharm AB, Class B	367,518	5,395,153
	Resurs Holding AB	580,303	3,211,731
	Rottneros AB	687,501	792,387
	Sagax AB, Class B	290,331	4,465,844
	Samhallsbyggnadsbolaget i Norden AB	6,922,830	17,067,682
	Samhallsbyggnadsbolaget i Norden AB	29,632	109,526
*	SAS AB	2,046,483	2,937,283
	Scandi Standard AB	399,701	3,071,424
	Scandic Hotels Group AB	341,906	3,626,465
#	Sectra AB, Class B	110,455	4,545,305
	Semcon AB	115,027	790,435
# *	Sensys Gatso Group AB	2,274,070	318,643
#	SkiStar AB	329,045	3,620,760
	Sweco AB, Class B	153,263	5,918,339
	Systemair AB	84,050	1,531,669
#	Thule Group AB	722,451	17,050,776
	Troax Group AB	209,827	2,844,527
	VBG Group AB, Class B	26,108	468,806
	Vitrolife AB	183,369	3,844,292
	Wihlborgs Fastigheter AB	1,048,515	20,083,254
TOTAL SWEDEN			473,101,262
SWITZERLAND — (12.0%)
	Allreal Holding AG	112,166	23,266,806
	ALSO Holding AG	43,217	7,055,834
# *	ams AG	452,145	18,373,896
	APG SGA SA	8,590	2,490,857
	Arbonia AG	340,972	4,094,055
*	Aryzta AG	6,545,222	6,561,096
#	Ascom Holding AG	235,917	2,334,997
#	Autoneum Holding AG	20,587	2,370,227
	Bachem Holding AG, Class B	3,642	653,624
	Banque Cantonale de Geneve	9,270	1,961,261
	Banque Cantonale du Jura SA	4,071	239,140
	Banque Cantonale Vaudoise	6,568	5,500,406
	Belimo Holding AG	3,020	21,174,539
	Bell Food Group AG	14,025	3,656,089
	Bellevue Group AG	55,759	1,623,538
#	Berner Kantonalbank AG	28,721	6,827,971
	BKW AG	150,069	13,978,143
#	Bobst Group SA	78,397	3,324,448
#	Bossard Holding AG, Class A	42,860	6,225,785

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Bucher Industries AG	53,924	$18,033,394
	Burckhardt Compression Holding AG	365	99,833
	Burkhalter Holding AG	28,842	2,298,000
#	Calida Holding AG	31,859	1,196,854
#	Carlo Gavazzi Holding AG	2,982	761,446
	Cembra Money Bank AG	187,433	21,916,942
#	Cicor Technologies, Ltd.	14,897	901,213
	Cie Financiere Tradition SA	10,452	1,193,296
	Coltene Holding AG	25,690	2,250,664
	Conzzeta AG	9,409	10,685,195
	Daetwyler Holding AG	50,385	9,072,387
	DKSH Holding AG	192,139	9,911,425
	dormakaba Holding AG	24,237	15,239,841
*	Dottikon Es Holding AG	143	90,777
	Dufry AG	249,954	21,668,388
	EFG International AG	634,846	3,928,858
	Emmi AG	15,057	14,600,633
#	Energiedienst Holding AG	80,096	2,976,663
# *	Evolva Holding SA	3,349,123	952,828
#	Feintool International Holding AG	15,893	848,552
	Flughafen Zurich AG	108,383	18,829,702
	Forbo Holding AG	8,560	14,691,309
*	GAM Holding AG	1,317,887	4,067,799
	Georg Fischer AG	31,113	30,511,783
	Gurit Holding AG	3,022	4,573,369
	Helvetia Holding AG	216,663	31,146,604
	Hiag Immobilien Holding AG	19,720	2,219,898
# *	HOCHDORF Holding AG	7,010	604,392
	Huber & Suhner AG	93,238	6,946,911
	Hypothekarbank Lenzburg AG	6	28,905
#	Implenia AG	123,969	5,053,589
	Inficon Holding AG	14,476	11,156,381
	Interroll Holding AG	4,787	9,356,551
	Intershop Holding AG	10,297	6,629,565
	Investis Holding SA	2,887	259,020
	Jungfraubahn Holding AG	15,763	2,692,013
	Kardex AG	46,907	7,996,999
#	Komax Holding AG	25,771	5,210,410
#	Kudelski SA	233,259	1,264,898
*	Lastminute.com NV	23,460	1,077,062
	LEM Holding SA	3,793	5,730,332
	Liechtensteinische Landesbank AG	62,237	4,180,065
	Logitech International SA	5,414	242,533
#	Luzerner Kantonalbank AG	19,506	8,287,561
*	MCH Group AG	3,800	97,085
# *	Meier Tobler Group AG	22,913	385,838
	Metall Zug AG	1,076	2,455,727
# *	Meyer Burger Technology AG	814,920	343,238
	Mikron Holding AG	8,692	56,376
	Mobilezone Holding AG	276,844	3,140,458
	Mobimo Holding AG	55,125	17,788,835
# *	Newron Pharmaceuticals SpA	27,456	185,607
	OC Oerlikon Corp. AG	1,547,063	16,477,162
*	Orascom Development Holding AG	95,730	1,402,192
#	Orell Fuessli Holding AG	5,028	595,093
	Orior AG	36,810	3,382,091
#	Phoenix Mecano AG	4,407	2,047,533
	Plazza AG, Class A	7,247	2,212,994
	PSP Swiss Property AG	328,477	49,668,005

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Rieter Holding AG	21,016	$2,766,474
	Romande Energie Holding SA	2,625	3,463,577
#	Schaffner Holding AG	3,363	672,744
# *	Schmolz + Bickenbach AG	3,310,891	705,321
	Schweiter Technologies AG	6,871	8,506,319
	SFS Group AG	124,305	11,583,805
	Siegfried Holding AG	29,688	13,730,541
	St Galler Kantonalbank AG	16,474	7,844,285
	Sulzer AG	133,957	14,773,887
	Sunrise Communications Group AG	268,699	22,190,126
	Swiss Prime Site AG	10,169	1,241,484
	Swissquote Group Holding SA	76,046	4,593,708
	Thurgauer Kantonalbank	3,152	358,069
	Tornos Holding AG	26,632	179,415
	TX Group AG	16,740	1,579,937
#	u-blox Holding AG	53,367	4,788,414
	Valiant Holding AG	105,977	10,896,238
	Valora Holding AG	27,553	7,331,291
	VAT Group AG	202,809	30,613,418
	Vaudoise Assurances Holding SA	6,604	3,945,808
	Vetropack Holding AG	1,292	3,879,897
*	Von Roll Holding AG	378,198	329,786
	Vontobel Holding AG	223,158	15,546,614
	VP Bank AG	23,555	4,033,976
	VZ Holding AG	17,791	6,293,433
#	Walliser Kantonalbank	18,991	2,199,004
	Warteck Invest AG	27	61,041
	Ypsomed Holding AG	9,045	1,313,055
	Zehnder Group AG	81,020	3,843,519
#	Zug Estates Holding AG, Class B	1,160	2,876,900
	Zuger Kantonalbank AG	693	4,715,203
TOTAL SWITZERLAND			750,193,075
UNITED ARAB EMIRATES — (0.0%)
# *	Borr Drilling Ltd.	58,749	304,075
UNITED KINGDOM — (0.0%)
	Rhi Magnesita NV	6,712	287,281
TOTAL COMMON STOCKS			5,722,906,266
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Biotest AG	100,615	2,387,346
	Draegerwerk AG & Co. KGaA	58,304	3,399,399
#	Fuchs Petrolub SE	256,354	11,361,260
	Jungheinrich AG	366,703	8,051,539
	Sixt SE	115,766	8,030,026
	STO SE & Co. KGaA	13,545	1,587,908
#	Villeroy & Boch AG	50,436	855,696
TOTAL GERMANY			35,673,174
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
# *	Intercell AG Rights 05/16/13	254,689	0
NORWAY — (0.0%)
*	XXL ASA Rights 10/25/19	39,150	0

The Continental Small Company Series
CONTINUED
	Shares	Value»

SWEDEN — (0.0%)
* Anoto Group AB Warrants 04/30/21	24,130	$1,474
TOTAL RIGHTS/WARRANTS		1,474
TOTAL INVESTMENT SECURITIES (Cost $4,931,592,535)		5,758,580,914

			Value†
SECURITIES LENDING COLLATERAL — (7.8%)
@ §	The DFA Short Term Investment Fund	42,367,346	490,274,927
TOTAL INVESTMENTS — (100.0%)
(Cost $5,421,783,333)^^			$6,248,855,841

P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$196,654,678	—	$196,654,678
Belgium	$7,460,079	225,475,161	—	232,935,240
Denmark	—	300,787,053	—	300,787,053
Finland	—	352,715,844	—	352,715,844
France	—	628,979,129	—	628,979,129
Germany	—	943,762,261	—	943,762,261
Ireland	—	38,999,150	—	38,999,150
Israel	555,188	185,317,875	—	185,873,063
Italy	—	614,460,597	—	614,460,597
Netherlands	—	422,780,681	—	422,780,681
Norway	—	143,601,673	—	143,601,673
Portugal	—	58,661,808	—	58,661,808
Spain	—	378,809,396	—	378,809,396
Sweden	—	473,101,262	—	473,101,262
Switzerland	—	750,193,075	—	750,193,075
United Arab Emirates	—	304,075	—	304,075
United Kingdom	—	287,281	—	287,281
Preferred Stocks
Germany	—	35,673,174	—	35,673,174
Rights/Warrants
Sweden	—	1,474	—	1,474
Securities Lending Collateral	—	490,274,927	—	490,274,927
TOTAL	$8,015,267	$6,240,840,574	—	$6,248,855,841

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.8%)
BRAZIL — (6.3%)
	Ambev SA, ADR	4,308,999	$17,925,436
	Atacadao S.A.	190,764	1,006,248
# *	Azul SA, ADR	36,403	1,510,725
*	B2W Cia Digital	164,095	2,728,147
	B3 SA - Brasil Bolsa Balcao	1,289,957	14,518,266
	Banco Bradesco SA, ADR	1,153,281	8,799,533
	Banco Bradesco SA	1,230,994	9,011,269
	Banco BTG Pactual SA	164,058	2,873,103
	Banco do Brasil SA	425,065	4,817,787
	Banco Santander Brasil SA	252,362	2,479,071
	BB Seguridade Participacoes SA	636,043	5,165,455
	Braskem SA, Sponsored ADR	144,940	2,130,618
*	BRF SA	588,923	4,201,092
	CCR SA	2,372,017	10,102,646
	Centrais Eletricas Brasileiras SA	107,077	980,610
	Centrais Eletricas Brasileiras SA, ADR	12,859	121,518
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	4,102,466
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	54,765	775,472
	Cia Energetica de Minas Gerais	150,700	585,895
#	Cia Siderurgica Nacional SA, Sponsored ADR	525,351	1,570,800
	Cia Siderurgica Nacional SA	1,479,065	4,455,223
	Cielo SA	1,142,036	1,885,349
	Cogna Educacao	1,324,531	3,593,857
	Cosan SA	299,326	5,570,514
	CPFL Energia SA	121,800	1,088,424
	Embraer SA, Sponsored ADR	158,623	2,671,211
	Energisa SA	175,092	2,255,598
	Engie Brasil Energia SA	207,476	2,521,628
	Equatorial Energia SA	1,665,000	9,268,575
#	Gerdau SA, Sponsored ADR	278,683	1,304,236
	Gerdau SA	176,416	753,020
	Hapvida Participacoes e Investimentos S.A.	90,409	1,268,124
	Hypera SA	378,663	3,145,062
	IRB Brasil Resseguros S/A	712,314	7,456,460
	Itau Unibanco Holding SA	444,209	3,053,639
	JBS SA	2,217,603	14,281,392
	Klabin SA	1,067,890	5,174,127
	Localiza Rent a Car SA	534,914	6,698,603
*	Lojas Americanas S.A.	1,229	6,666
	Lojas Americanas SA	127,384	690,966
*	Lojas Americanas SA	5,907	38,000
	Lojas Renner SA	1,058,365	14,197,700
	Magazine Luiza SA	972,180	12,666,988
	Natura & Co. Holding SA	678,400	7,537,074
	Notre Dame Intermedica Participacoes S.A.	486,067	7,968,702
	Petrobras Distribuidora S.A.	658,055	4,425,345
	Petroleo Brasileiro SA, Sponsored ADR	1,299,604	17,219,753
	Petroleo Brasileiro SA, Sponsored ADR	556,265	7,848,899
	Petroleo Brasileiro SA	3,033,556	21,498,254
	Porto Seguro SA	331,829	5,123,956
	Raia Drogasil SA	394,400	11,439,866
*	Rumo SA	1,113,809	6,033,804
	Sul America SA	370,741	5,453,856
	Suzano SA	725,080	6,716,463
# *	Suzano SA, Sponsored ADR	90,813	836,387

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	TIM Participacoes SA	1,203,613	$4,707,542
	Ultrapar Participacoes SA	622,968	3,674,444
#	Ultrapar Participacoes SA, Sponsored ADR	151,096	888,445
	Vale SA, Sponsored ADR	1,665,738	19,539,113
	Vale SA	3,260,013	38,266,668
	WEG SA	363,333	3,343,519
TOTAL BRAZIL			371,973,609
CHILE — (0.9%)
	AES Gener SA	2,468,815	459,211
	Aguas Andinas SA, Class A	4,770,656	1,788,459
#	Banco de Chile, ADR	128,472	2,556,599
	Banco de Credito e Inversiones SA	43,048	1,797,285
	Banco Santander Chile, ADR	203,070	4,069,523
	Cencosud SA	2,454,767	3,035,296
	Cia Cervecerias Unidas SA	109,017	962,434
	Cia Cervecerias Unidas SA, Sponsored ADR	96,677	1,722,784
	Colbun SA	11,224,652	1,633,891
	Embotelladora Andina SA, ADR, Class B	24,029	372,690
*	Empresa Nacional de Telecomunicaciones SA	255,024	1,672,354
	Empresas CMPC SA	1,621,835	3,717,741
	Empresas COPEC SA	294,478	2,627,060
	Enel Americas SA, ADR	1,131,713	11,090,788
	Enel Chile SA, ADR	790,057	3,729,070
	Itau CorpBanca	240,267,938	1,168,189
	Itau CorpBanca	30,902	222,803
#	Latam Airlines Group SA, Sponsored ADR	501,630	4,148,480
	Latam Airlines Group SA	27,618	229,350
	Parque Arauco SA	43,325	99,040
	Plaza SA	25,406	45,714
	SACI Falabella	783,273	3,071,003
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	153,936	4,325,602
TOTAL CHILE			54,545,366
CHINA — (21.9%)
*	51job, Inc., ADR	26,240	1,893,216
*	58.com, Inc., ADR	110,631	6,153,296
	AAC Technologies Holdings, Inc.	1,547,500	10,884,837
	Agile Group Holdings, Ltd.	4,030,000	5,303,231
	Agricultural Bank of China, Ltd., Class H	19,197,000	7,411,551
	Air China, Ltd., Class H	4,270,000	3,504,257
*	Alibaba Group Holding, Ltd., Sponsored ADR	556,177	114,900,606
# *	Alibaba Health Information Technology, Ltd.	1,078,000	1,501,849
*	Alibaba Pictures Group, Ltd.	2,380,000	336,674
# *	Aluminum Corp. of China, Ltd., ADR	72,800	535,080
*	Aluminum Corp. of China, Ltd., Class H	3,820,000	1,116,769
	Angang Steel Co., Ltd., Class H	3,060,200	1,022,820
#	Anhui Conch Cement Co., Ltd., Class H	2,188,500	13,968,516
	ANTA Sports Products, Ltd.	912,000	7,940,035
	BAIC Motor Corp., Ltd., Class H	3,744,500	1,845,647
*	Baidu, Inc., Sponsored ADR	130,043	16,068,113
	Bank of China, Ltd., Class H	41,230,181	15,948,939
	Bank of Communications Co., Ltd., Class H	4,581,515	2,934,760
	BBMG Corp., Class H	1,819,500	486,103
	Beijing Capital International Airport Co., Ltd., Class H	1,172,000	943,942
	Beijing Enterprises Holdings, Ltd.	706,472	3,088,979
	Beijing Enterprises Water Group, Ltd.	6,636,000	2,951,158
	Bosideng International Holdings, Ltd.	3,176,000	1,044,178

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Brilliance China Automotive Holdings, Ltd.	3,258,000	$2,887,600
#	BYD Co., Ltd., Class H	994,886	5,179,201
	CGN Power Co., Ltd., Class H	5,333,000	1,308,723
	China Cinda Asset Management Co., Ltd., Class H	12,864,000	2,572,833
	China CITIC Bank Corp., Ltd., Class H	9,230,928	4,818,617
	China Coal Energy Co., Ltd., Class H	2,513,777	855,190
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	653,761
	China Communications Construction Co., Ltd., Class H	4,380,000	3,095,309
	China Communications Services Corp., Ltd., Class H	1,404,000	942,367
	China Conch Venture Holdings, Ltd.	1,981,500	8,810,955
	China Construction Bank Corp., Class H	52,441,590	39,726,392
# *	China Eastern Airlines Corp., Ltd., ADR	4,762	108,526
# *	China Eastern Airlines Corp., Ltd., Class H	2,702,000	1,230,266
	China Everbright Bank Co., Ltd., Class H	3,603,000	1,445,431
	China Everbright International, Ltd.	2,975,703	2,110,584
#	China Evergrande Group	3,151,000	6,962,651
	China Galaxy Securities Co., Ltd., Class H	4,105,000	2,036,065
	China Gas Holdings, Ltd.	2,217,400	8,759,642
	China Hongqiao Group, Ltd.	2,630,000	1,292,389
	China Huarong Asset Management Co., Ltd., Class H	13,859,000	1,819,454
#	China International Capital Corp., Ltd., Class H	1,579,600	2,735,574
	China International Marine Containers Group Co., Ltd., Class H	415,920	365,526
	China Jinmao Holdings Group, Ltd.	6,062,000	4,052,578
	China Life Insurance Co., Ltd., ADR	539,265	6,422,646
	China Life Insurance Co., Ltd., Class H	1,387,000	3,312,203
	China Longyuan Power Group Corp., Ltd., Class H	2,872,000	1,698,108
	China Mengniu Dairy Co., Ltd.	2,770,000	10,159,057
	China Merchants Bank Co., Ltd., Class H	3,380,054	16,297,135
	China Merchants Port Holdings Co., Ltd.	1,680,638	2,585,258
	China Merchants Securities Co., Ltd., Class H	306,200	350,165
	China Minsheng Banking Corp., Ltd., Class H	6,785,100	4,736,839
	China Mobile, Ltd.	527,500	4,335,866
	China Mobile, Ltd., Sponsored ADR	916,697	37,621,245
#	China Molybdenum Co., Ltd., Class H	3,243,966	1,189,805
	China National Building Material Co., Ltd., Class H	9,996,000	9,555,631
	China Oilfield Services, Ltd., Class H	3,346,000	4,854,974
	China Overseas Land & Investment, Ltd.	7,122,000	22,893,159
	China Pacific Insurance Group Co., Ltd., Class H	2,112,800	7,047,266
	China Petroleum & Chemical Corp., ADR	85,194	4,466,706
	China Petroleum & Chemical Corp., Class H	14,276,800	7,518,469
	China Railway Construction Corp., Ltd., Class H	3,273,000	3,193,595
	China Railway Group, Ltd., Class H	6,284,000	3,446,564
	China Railway Signal & Communication Corp., Ltd., Class H	1,716,000	826,440
	China Reinsurance Group Corp., Class H	5,621,000	798,157
	China Resources Beer Holdings Co., Ltd.	1,203,611	5,568,790
	China Resources Cement Holdings, Ltd.	5,766,000	6,450,729
	China Resources Gas Group, Ltd.	1,674,000	8,822,916
	China Resources Land, Ltd.	4,350,666	18,098,431
	China Resources Pharmaceutical Group, Ltd.	1,594,500	1,334,064
	China Resources Power Holdings Co., Ltd.	1,942,517	2,607,828
	China Shenhua Energy Co., Ltd., Class H	3,254,500	5,719,253
#	China Southern Airlines Co., Ltd., Sponsored ADR	11,404	314,864
#	China Southern Airlines Co., Ltd., Class H	3,798,000	2,098,581
	China State Construction International Holdings, Ltd.	1,544,250	1,227,419
	China Taiping Insurance Holdings Co., Ltd.	2,216,706	4,604,755
#	China Telecom Corp., Ltd., ADR	55,096	2,132,766
	China Telecom Corp., Ltd., Class H	3,440,000	1,338,456
	China Unicom Hong Kong, Ltd.	5,806,000	4,843,477
	China Unicom Hong Kong, Ltd., ADR	527,463	4,404,316

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Vanke Co., Ltd., Class H	1,335,700	$4,708,822
	Chongqing Rural Commercial Bank Co., Ltd., Class H	4,323,000	1,976,458
	CIFI Holdings Group Co., Ltd.	4,245,191	2,915,006
#	CITIC Securities Co., Ltd., Class H	1,683,000	3,233,427
	CITIC, Ltd.	7,305,000	8,260,400
	CNOOC, Ltd.	4,444,000	6,652,834
#	CNOOC, Ltd., Sponsored ADR	109,986	16,607,886
	COSCO SHIPPING Development Co., Ltd., Class H	921,000	97,456
*	COSCO SHIPPING Holdings Co., Ltd., Class H	3,658,500	1,305,733
	Country Garden Holdings Co., Ltd.	12,236,087	15,473,870
	Country Garden Services Holdings Co., Ltd.	1,594,492	5,151,265
	CRRC Corp., Ltd., Class H	2,866,000	1,889,706
	CSC Financial Co., Ltd., Class H	470,000	367,240
	CSPC Pharmaceutical Group, Ltd.	4,202,000	9,216,937
	Dali Foods Group Co., Ltd.	3,625,000	2,549,359
	Datang International Power Generation Co., Ltd., Class H	3,224,000	561,520
	Dongfeng Motor Group Co., Ltd., Class H	3,742,000	2,796,322
	ENN Energy Holdings, Ltd.	511,500	5,946,135
	Everbright Securities Co., Ltd., Class H	281,200	192,263
	Fosun International, Ltd.	3,379,722	4,469,546
#	Fuyao Glass Industry Group Co., Ltd., Class H	1,030,000	2,947,406
# *	GDS Holdings, Ltd., ADR	38,711	2,001,746
	Geely Automobile Holdings, Ltd.	8,976,000	14,223,429
	GF Securities Co., Ltd., Class H	1,456,000	1,590,308
#	Great Wall Motor Co., Ltd., Class H	4,276,000	2,825,416
	Guangdong Investment, Ltd.	1,458,000	2,959,259
#	Guangshen Railway Co., Ltd., Sponsored ADR	21,312	293,040
#	Guangzhou Automobile Group Co., Ltd., Class H	3,037,162	3,043,990
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	314,000	1,005,764
	Guangzhou R&F Properties Co., Ltd., Class H	3,130,000	4,721,524
	Guotai Junan Securities Co., Ltd., Class H	451,200	719,380
	Haier Electronics Group Co., Ltd.	2,366,000	7,106,797
	Haitian International Holdings, Ltd.	22,000	47,564
	Haitong Securities Co., Ltd., Class H	3,094,400	2,990,344
	Hengan International Group Co., Ltd.	1,597,000	11,632,774
	Huadian Power International Corp., Ltd., Class H	1,738,000	573,248
	Huaneng Power International, Inc., Sponsored ADR	33,132	643,092
	Huaneng Power International, Inc., Class H	2,520,000	1,189,280
	Huatai Securities Co., Ltd., Class H	1,276,800	2,004,030
#	Huazhu Group, Ltd., ADR	160,708	5,544,426
	Huishang Bank Corp., Ltd., Class H	766,800	282,923
	Industrial & Commercial Bank of China, Ltd., Class H	42,505,185	28,213,803
*	JD.com, Inc., ADR	266,111	10,029,724
	Jiangsu Expressway Co., Ltd., Class H	1,254,000	1,553,714
	Jiangxi Copper Co., Ltd., Class H	1,688,000	1,990,395
*	JOYY, Inc.	44,850	2,714,771
	Kunlun Energy Co., Ltd.	8,020,000	6,212,078
	Legend Holdings Corp., Class H	428,300	796,093
#	Lenovo Group, Ltd.	17,769,278	11,594,487
	Li Ning Co., Ltd.	2,676,500	7,816,391
	Logan Property Holdings Co., Ltd.	3,248,000	4,909,652
	Longfor Group Holdings, Ltd.	2,601,500	10,978,720
	Metallurgical Corp. of China, Ltd., Class H	3,247,000	632,325
	Minth Group, Ltd.	68,000	207,992
	Momo, Inc., Sponsored ADR	268,578	8,218,487
	NetEase, Inc., ADR	62,070	19,909,573
	New China Life Insurance Co., Ltd., Class H	899,300	3,354,558
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	75,779	9,210,937
#	Nine Dragons Paper Holdings, Ltd.	3,293,000	3,111,918

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Orient Securities Co., Ltd., Class H	908,800	$500,189
	People's Insurance Co. Group of China, Ltd. (The), Class H	5,354,000	1,915,652
#	PetroChina Co., Ltd., ADR	118,623	5,220,611
	PetroChina Co., Ltd., Class H	8,090,000	3,567,222
	PICC Property & Casualty Co., Ltd., Class H	7,133,198	7,628,598
	Ping An Insurance Group Co. of China, Ltd., Class H	4,793,500	54,204,183
	Postal Savings Bank of China Co., Ltd., Class H	4,328,000	2,693,074
	Qingdao Port International Co., Ltd., Class H	140,000	90,815
	Red Star Macalline Group Corp., Ltd., Class H	385,009	288,914
#	Seazen Group, Ltd.	4,440,000	4,457,280
# *	Semiconductor Manufacturing International Corp.	3,338,600	6,096,074
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,672,000	3,186,234
	Shanghai Electric Group Co., Ltd., Class H	2,982,000	881,330
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	670,000	1,781,583
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,331,400	2,479,433
	Shenwan Hongyuan Group Co., Ltd.	408,800	95,256
	Shenzhen International Holdings, Ltd.	210,009	419,505
	Shenzhou International Group Holdings, Ltd.	670,500	8,863,888
	Shimao Property Holdings, Ltd.	2,782,371	8,978,699
	Sino Biopharmaceutical, Ltd.	12,050,000	15,912,940
*	Sinopec Oilfield Service Corp., Class H	1,960,000	197,279
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	4,243,000	1,078,821
	Sinopharm Group Co., Ltd., Class H	1,539,200	5,008,445
	Sinotruk Hong Kong, Ltd.	1,314,000	2,256,194
	Sun Art Retail Group, Ltd.	4,791,500	5,693,009
	Sunac China Holdings, Ltd.	4,345,000	20,956,210
	Sunny Optical Technology Group Co., Ltd.	581,700	9,243,448
	Tencent Holdings, Ltd.	3,766,500	179,625,034
	Tingyi Cayman Islands Holding Corp.	4,304,000	7,261,052
#	TravelSky Technology, Ltd., Class H	1,451,000	3,139,976
*	Trip.com Group Ltd., ADR	405,864	13,040,410
	Tsingtao Brewery Co., Ltd., Class H	610,000	3,373,978
	Uni-President China Holdings, Ltd.	76,000	77,355
	United Energy Group, Ltd.	5,724,000	1,009,733
*	Vipshop Holdings, Ltd., ADR	896,005	11,406,144
	Want Want China Holdings, Ltd.	8,546,000	7,054,294
# *	Weibo Corp., Sponsored ADR	92,036	3,922,574
	Weichai Power Co., Ltd., Class H	3,524,800	6,170,974
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	857,159	898,155
#	Xinyi Solar Holdings, Ltd.	5,176,000	3,617,242
	Yanzhou Coal Mining Co., Ltd., Class H	4,534,000	3,345,351
	Yihai International Holding, Ltd.	591,000	3,320,868
	Yum China Holdings, Inc.	365,052	15,722,790
	Zhejiang Expressway Co., Ltd., Class H	904,000	737,996
	Zhongsheng Group Holdings, Ltd.	1,386,500	5,102,783
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	476,700	1,605,163
	Zijin Mining Group Co., Ltd., Class H	8,813,000	3,867,175
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,383,000	1,015,398
# *	ZTE Corp., Class H	653,885	2,095,025
#	ZTO Express Cayman, Inc., ADR	364,661	7,920,437
TOTAL CHINA			1,301,628,459
COLOMBIA — (0.4%)
	Banco de Bogota SA	51,765	1,347,101
	Bancolombia SA, Sponsored ADR	92,889	4,873,886
	Bancolombia SA	212,220	2,633,514
	Cementos Argos SA	289,318	549,873
#	Ecopetrol SA, Sponsored ADR	102,657	1,899,154
	Ecopetrol SA	3,327,922	3,094,384

The Emerging Markets Series
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Grupo Argos SA	402,382	$2,056,619
	Grupo Aval Acciones y Valores SA	81,855	691,675
	Grupo de Inversiones Suramericana SA	283,334	2,651,078
*	Grupo Energia Bogota SA ESP	766,661	536,887
	Grupo Nutresa SA	173,509	1,256,164
	Interconexion Electrica SA ESP	461,080	2,534,592
TOTAL COLOMBIA			24,124,927
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	184,754	4,044,182
	Komercni banka A.S.	57,958	1,992,057
	O2 Czech Republic A.S.	70,083	721,732
TOTAL CZECH REPUBLIC			6,757,971
EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	1,608,587	8,472,108
	Commercial International Bank Egypt S.A.E., GDR	770	4,050
	Egyptian Financial Group-Hermes Holding Co., GDR	33,640	64,925
	Egyptian Financial Group-Hermes Holding Co., GDR	17,482	33,632
TOTAL EGYPT			8,574,715
GREECE — (0.4%)
*	Alpha Bank AE	762,661	1,526,439
*	Eurobank Ergasias SA	1,698,816	1,558,702
*	FF Group	12,618	46,371
	Hellenic Petroleum SA	88,461	772,657
	Hellenic Telecommunications Organization SA	269,080	4,018,603
	JUMBO SA	148,129	3,012,671
	Motor Oil Hellas Corinth Refineries SA	90,372	1,918,949
	Mytilineos SA	88,879	910,711
*	National Bank of Greece SA	392,915	1,247,207
	OPAP SA	294,440	3,666,386
*	Piraeus Bank SA	11,341	40,275
*	Terna Energy SA	78,450	705,603
*	Titan Cement International SA	61,385	1,256,624
TOTAL GREECE			20,681,198
HUNGARY — (0.5%)
	MOL Hungarian Oil & Gas P.L.C.	1,279,647	10,850,993
	OTP Bank P.L.C.	262,272	12,148,953
	Richter Gedeon Nyrt	184,699	3,970,394
TOTAL HUNGARY			26,970,340
INDIA — (12.7%)
*	3M India, Ltd.	2,125	681,452
*	5Paisa Capital, Ltd.	8,097	21,251
	ABB India, Ltd.	42,536	776,548
	ABB Powar Products & System India, Ltd.	8,507	90,607
	ACC, Ltd.	89,253	1,880,409
	Adani Enterprises, Ltd.	72,720	232,504
	Adani Gas, Ltd.	274,364	636,648
*	Adani Green Energy, Ltd.	234,410	617,844
	Adani Ports & Special Economic Zone, Ltd.	1,073,000	5,543,297
*	Adani Power, Ltd.	1,288,677	1,099,098
*	Adani Transmissions, Ltd.	376,620	1,754,269
*	Aditya Birla Capital, Ltd.	902,487	1,249,092

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Fashion and Retail, Ltd.	266,168	$871,062
	AIA Engineering, Ltd.	12,685	316,715
	Ambuja Cements, Ltd.	970,490	2,781,657
	Apollo Hospitals Enterprise, Ltd.	98,257	2,290,200
	Ashok Leyland, Ltd.	3,332,094	3,822,452
	Asian Paints, Ltd.	448,324	11,274,216
	Astral Polytechnik, Ltd.	10,373	174,360
	Aurobindo Pharma, Ltd.	652,018	4,398,368
*	Avenue Supermarts, Ltd.	58,953	1,759,958
	Axis Bank, Ltd.	1,277,515	13,070,398
	Bajaj Auto, Ltd.	104,546	4,649,054
	Bajaj Finance, Ltd.	249,497	15,257,329
	Bajaj Finserv, Ltd.	46,272	6,115,496
	Bajaj Holdings & Investment, Ltd.	65,332	3,168,107
	Balkrishna Industries, Ltd.	140,951	2,108,362
	Bandhan Bank, Ltd.	141,728	892,030
*	Bank of Baroda	913,713	1,178,603
	Bata India, Ltd.	32,925	831,487
	Bayer CropScience, Ltd.	3,229	186,577
	Berger Paints India, Ltd.	372,075	2,917,236
	Bharat Electronics, Ltd.	1,847,465	2,330,171
	Bharat Forge, Ltd.	405,941	2,782,598
	Bharat Heavy Electricals, Ltd.	184,916	110,438
	Bharat Petroleum Corp., Ltd.	775,412	4,968,913
*	Bharti Airtel, Ltd.	1,971,307	13,715,544
	Bharti Infratel, Ltd.	577,994	2,011,507
	Biocon, Ltd.	329,360	1,352,207
	Bosch, Ltd.	9,092	1,765,034
	Britannia Industries, Ltd.	63,182	2,818,077
	Cadila Healthcare, Ltd.	502,353	1,862,067
	Castrol India, Ltd.	422,989	794,149
	Cholamandalam Investment and Finance Co., Ltd.	615,121	2,800,159
	Cipla, Ltd.	599,485	3,752,700
	City Union Bank, Ltd.	112,069	361,428
	Coal India, Ltd.	745,896	1,912,314
	Colgate-Palmolive India, Ltd.	118,327	2,207,000
	Container Corp. Of India, Ltd.	339,877	2,708,763
	Coromandel International, Ltd.	5,122	45,307
	Cummins India, Ltd.	35,778	287,758
	Dabur India, Ltd.	647,800	4,499,297
*	Dalmia Bharat, Ltd.	73,457	898,936
	Divi's Laboratories, Ltd.	107,580	2,937,869
	DLF, Ltd.	763,838	2,777,740
	Dr Reddy's Laboratories, Ltd., ADR	150,327	6,566,283
	Dr Reddy's Laboratories, Ltd.	71,015	3,103,259
	Edelweiss Financial Services, Ltd.	803,927	1,069,891
	Eicher Motors, Ltd.	16,576	4,685,884
	Emami, Ltd.	167,901	694,143
	Endurance Technologies, Ltd.	8,544	129,891
	Exide Industries, Ltd.	328,747	903,906
	Federal Bank, Ltd.	1,113,036	1,423,865
*	Future Retail, Ltd.	179,554	828,268
	GAIL India, Ltd.	2,255,765	3,801,815
	GAIL India, Ltd., GDR	102,368	1,024,539
	General Insurance Corp. of India	48,834	170,319
	Gillette India, Ltd.	1,999	174,816
	GlaxoSmithKline Consumer Healthcare, Ltd.	13,803	1,704,509
	GlaxoSmithKline Pharmaceuticals, Ltd.	32,072	746,148
	Glenmark Pharmaceuticals, Ltd.	125,284	542,938

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Godrej Consumer Products, Ltd.	441,689	$4,157,260
	Godrej Industries, Ltd.	78,789	453,789
*	Godrej Properties, Ltd.	36,384	551,286
	Grasim Industries, Ltd.	362,463	3,943,734
	Havells India, Ltd.	286,891	2,424,979
	HCL Technologies, Ltd.	1,534,242	12,722,355
	HDFC Asset Management Co., Ltd.	3,678	163,076
	HDFC Bank Ltd.	2,767,968	47,333,740
	HDFC Life Insurance Co., Ltd.	314,401	2,639,549
*	Hemisphere Properties India, Ltd.	109,030	191,145
	Hero MotoCorp, Ltd.	95,858	3,344,483
	Hindalco Industries, Ltd.	2,362,100	6,233,382
	Hindustan Petroleum Corp., Ltd.	726,814	2,370,934
	Hindustan Unilever, Ltd.	930,187	26,521,703
	Honeywell Automation India, Ltd.	836	324,371
	Housing Development Finance Corp., Ltd.	1,000,032	33,830,716
	ICICI Bank, Ltd., Sponsored ADR	895,477	13,056,047
	ICICI Bank, Ltd.	210,113	1,548,636
	ICICI Lombard General Insurance Co., Ltd.	59,831	1,108,404
	ICICI Prudential Life Insurance Co., Ltd.	237,801	1,702,699
*	IDFC First Bank, Ltd.	1,148,142	653,196
	IIFL Finance, Ltd.	120,008	283,233
*	IIFL Securities, Ltd.	120,008	91,089
	IIFL Wealth Management, Ltd.	17,144	320,711
	Indiabulls Housing Finance, Ltd.	186,850	802,030
	Indiabulls Ventures, Ltd.	40,755	100,954
	Indian Hotels Co., Ltd. (The)	182,164	364,037
	Indian Oil Corp., Ltd.	1,482,131	2,354,208
	Indraprastha Gas, Ltd.	274,014	1,943,879
	IndusInd Bank, Ltd.	173,449	3,039,137
	Info Edge India, Ltd.	45,962	1,827,370
	Infosys, Ltd., Sponsored ADR	1,345,607	14,747,853
	Infosys, Ltd.	3,236,039	35,418,716
	InterGlobe Aviation, Ltd.	32,328	626,768
	ITC, Ltd.	4,041,381	13,306,595
*	Jindal Steel & Power, Ltd.	422,520	1,036,619
	JSW Steel, Ltd.	2,645,885	9,215,986
	Jubilant Foodworks, Ltd.	128,080	3,393,153
	Kansai Nerolac Paints, Ltd.	143,713	1,016,731
	Kotak Mahindra Bank, Ltd.	538,866	12,725,563
	L&T Finance Holdings, Ltd.	1,403,145	2,293,304
	Larsen & Toubro Infotech, Ltd.	77,400	2,099,253
	Larsen & Toubro, Ltd.	406,039	7,781,646
	LIC Housing Finance, Ltd.	843,440	5,175,963
	Lupin, Ltd.	500,064	5,019,562
	Mahindra & Mahindra Financial Services, Ltd.	699,743	3,605,091
	Mahindra & Mahindra, Ltd.	1,128,701	8,978,895
	Marico, Ltd.	687,155	3,052,497
	Maruti Suzuki India, Ltd.	127,233	12,310,925
	Mindtree, Ltd.	3,904	48,414
	Motherson Sumi Systems, Ltd.	1,934,940	3,603,336
	Mphasis, Ltd.	169,182	2,193,780
	MRF, Ltd.	2,969	2,891,652
	Muthoot Finance, Ltd.	360,148	3,828,204
	Nestle India, Ltd.	35,878	7,714,316
	NHPC, Ltd.	3,026,547	1,033,116
	NMDC, Ltd.	105,541	172,043
	NTPC, Ltd.	1,345,820	2,128,784
	Oberoi Realty, Ltd.	78,000	596,191

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Oil & Natural Gas Corp., Ltd.	1,347,022	$2,076,908
	Oil India, Ltd.	314,086	571,067
*	Oracle Financial Services Software, Ltd.	37,250	1,524,597
	Page Industries, Ltd.	7,376	2,520,515
	Petronet LNG, Ltd.	1,959,412	7,305,153
	Pfizer, Ltd.	2,325	134,559
	PI Industries, Ltd.	3,550	76,688
	Pidilite Industries, Ltd.	172,602	3,638,514
	Piramal Enterprises, Ltd.	139,734	3,016,387
	Piramal Enterprises, Ltd.	18,518	401,008
*	Power Finance Corp., Ltd.	1,833,861	2,986,659
	Power Grid Corp. of India, Ltd.	1,847,440	4,843,824
	Procter & Gamble Hygiene & Health Care, Ltd.	11,021	1,705,058
*	Punjab National Bank	689,923	582,943
	Rajesh Exports, Ltd.	122,639	1,236,375
	Ramco Cements, Ltd. (The)	106,172	1,162,377
	REC, Ltd.	2,124,950	4,263,239
	Reliance Industries, Ltd., GDR	3,374	131,834
	Reliance Industries, Ltd.	3,145,620	61,973,023
	SBI Life Insurance Co., Ltd.	90,857	1,260,945
	Shree Cement, Ltd.	9,819	3,161,990
	Shriram Transport Finance Co., Ltd.	457,677	6,519,769
	Siemens, Ltd.	58,535	1,227,552
	SRF, Ltd.	10,220	541,050
*	State Bank of India	798,232	3,545,225
*	State Bank of India, GDR	2,489	110,512
	Steel Authority of India, Ltd.	1,037,967	673,137
	Sun Pharmaceutical Industries, Ltd.	1,028,262	6,269,535
	Sun TV Network, Ltd.	164,006	1,079,447
	Sundaram Finance Holdings, Ltd.	27,690	26,412
	Sundaram Finance, Ltd.	38,580	887,533
	Supreme Industries, Ltd.	2,121	41,575
	Tata Chemicals, Ltd.	103,755	1,091,994
	Tata Communications, Ltd.	109,030	628,846
	Tata Consultancy Services, Ltd.	1,056,733	30,871,191
	Tata Global Beverages, Ltd.	335,765	1,804,133
# *	Tata Motors, Ltd., Sponsored ADR	41,094	498,470
*	Tata Motors, Ltd.	4,307,173	10,581,787
	Tata Steel, Ltd.	752,130	4,581,437
	Tech Mahindra, Ltd.	842,177	9,435,007
	Titan Co., Ltd.	346,544	5,748,975
	Torrent Pharmaceuticals, Ltd.	106,907	2,885,014
	UltraTech Cement, Ltd.	84,071	5,201,516
	United Breweries, Ltd.	97,945	1,727,541
*	United Spirits, Ltd.	377,854	3,285,404
	UPL, Ltd.	1,207,440	8,888,175
	Varun Beverages, Ltd.	4,274	46,156
	Vedanta, Ltd.	3,898,295	7,455,238
*	Vodafone Idea, Ltd.	8,312,927	618,757
	Voltas, Ltd.	84,272	820,229
	Whirlpool of India, Ltd.	24,739	853,011
	Wipro, Ltd.	1,622,222	5,388,921
	Zee Entertainment Enterprises, Ltd.	1,232,655	4,623,574
TOTAL INDIA			754,865,010
INDONESIA — (2.6%)
	Ace Hardware Indonesia Tbk PT	11,832,300	1,488,580
	Adaro Energy Tbk PT	56,601,000	5,030,352
	Aneka Tambang Tbk	11,370,300	597,414

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Astra Agro Lestari Tbk PT	1,063,445	$922,631
	Astra International Tbk PT	21,050,410	9,717,655
	Bank Central Asia Tbk PT	8,457,600	19,985,473
	Bank Danamon Indonesia Tbk PT	4,650,879	1,181,271
	Bank Mandiri Persero Tbk PT	12,156,434	6,647,081
	Bank Negara Indonesia Persero Tbk PT	11,399,422	5,972,584
*	Bank Pan Indonesia Tbk PT	3,864,200	327,124
*	Bank Permata Tbk PT	7,825,200	670,427
	Bank Rakyat Indonesia Persero Tbk PT	59,710,700	19,412,233
	Bank Tabungan Negara Persero Tbk PT	6,791,700	924,424
*	Bank Tabungan Pensiunan Nasional Syariah TBK	49,700	16,007
	Barito Pacific Tbk PT	59,353,100	5,657,875
	Bayan Resources Tbk PT	79,500	79,050
	Bukit Asam Tbk PT	10,954,400	1,759,935
*	Bumi Serpong Damai Tbk PT	13,926,900	1,129,215
	Charoen Pokphand Indonesia Tbk PT	9,933,900	4,814,884
	Ciputra Development Tbk PT	4,428,800	287,743
	Gudang Garam Tbk PT	1,030,300	4,197,932
	Indah Kiat Pulp & Paper Corp. Tbk PT	8,329,200	4,083,606
	Indocement Tunggal Prakarsa Tbk PT	1,272,500	1,524,924
	Indofood CBP Sukses Makmur Tbk PT	3,225,700	2,676,759
	Indofood Sukses Makmur Tbk PT	13,219,800	7,574,768
	Japfa Comfeed Indonesia Tbk PT	525,300	57,376
	Jasa Marga Persero Tbk PT	3,812,713	1,278,255
	Kalbe Farma Tbk PT	29,856,400	3,114,452
	Mayora Indah Tbk PT	10,606,225	1,491,633
	Media Nusantara Citra Tbk PT	3,313,700	383,657
*	Merdeka Copper Gold Tbk PT	2,099,200	179,828
	Mitra Keluarga Karyasehat Tbk PT	4,366,400	827,824
	Pabrik Kertas Tjiwi Kimia Tbk PT	1,016,100	674,071
	Pakuwon Jati Tbk PT	32,321,300	1,226,773
	Perusahaan Gas Negara Tbk PT	14,270,600	1,768,671
	Sarana Menara Nusantara Tbk PT	38,313,400	2,363,995
	Semen Indonesia Persero Tbk PT	3,844,700	3,349,415
	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	284,167
*	Smartfren Telecom Tbk PT	49,239,100	370,378
	Surya Citra Media Tbk PT	7,728,900	809,168
	Telekomunikasi Indonesia Persero Tbk PT	35,399,000	9,818,865
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	159,059	4,385,257
	Tower Bersama Infrastructure Tbk PT	12,992,000	1,100,248
	Transcoal Pacific Tbk PT	179,600	80,595
	Unilever Indonesia Tbk PT	9,895,000	5,747,437
	United Tractors Tbk PT	4,737,496	6,620,157
*	Vale Indonesia Tbk PT	4,334,100	996,065
	Waskita Karya Persero Tbk PT	6,855,179	614,781
*	XL Axiata Tbk PT	13,224,900	2,793,117
TOTAL INDONESIA			157,016,132
MALAYSIA — (2.5%)
	AFFIN Bank Bhd	75,090	33,625
	AirAsia Group Bhd	6,063,200	2,106,199
	AMMB Holdings Bhd	3,703,359	3,331,489
	Astro Malaysia Holdings Bhd	2,812,500	819,838
	Axiata Group Bhd	4,038,332	4,217,759
	Batu Kawan Bhd	105,400	418,516
	BIMB Holdings Bhd	1,172,155	1,130,247
	Boustead Holdings Bhd	165,500	33,098
	Carlsberg Brewery Malaysia Bhd, Class B	118,000	939,009
	CIMB Group Holdings Bhd	5,087,491	6,100,895

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Dialog Group Bhd	1,775,118	$1,410,732
	DiGi.Com Bhd	4,195,820	4,307,648
	Fraser & Neave Holdings Bhd	213,400	1,710,381
	Gamuda Bhd	2,930,800	2,747,521
	Genting Bhd	3,074,400	4,112,988
	Genting Malaysia Bhd	4,031,900	2,955,581
	Genting Plantations Bhd	347,500	884,765
	HAP Seng Consolidated Bhd	973,700	2,309,833
	Hartalega Holdings Bhd	2,095,300	3,020,901
#	Heineken Malaysia Bhd	94,100	638,493
	Hong Leong Bank Bhd	469,166	1,824,872
	Hong Leong Financial Group Bhd	557,283	2,193,258
	IHH Healthcare Bhd	1,049,500	1,453,478
	IJM Corp. Bhd	5,951,062	3,057,076
	Inari Amertron Bhd	3,580,200	1,513,596
	IOI Corp. Bhd	1,524,905	1,680,508
	IOI Properties Group Bhd	2,847,529	808,410
	Kuala Lumpur Kepong Bhd	281,300	1,559,810
	Lotte Chemical Titan Holding Bhd	109,800	54,819
	Malayan Banking Bhd	4,040,738	8,292,548
	Malaysia Airports Holdings Bhd	2,790,541	4,569,766
#	Malaysia Building Society Bhd	2,478,560	480,051
	Maxis Bhd	2,881,400	3,713,767
	MISC Bhd	821,598	1,534,858
	Nestle Malaysia Bhd	44,500	1,564,142
	Petronas Chemicals Group Bhd	3,197,900	4,810,881
	Petronas Dagangan Bhd	307,800	1,663,248
	Petronas Gas Bhd	680,800	2,655,113
	PPB Group Bhd	921,580	4,175,409
	Press Metal Aluminium Holdings Bhd	1,919,800	2,275,398
	Public Bank Bhd	3,656,014	16,533,014
#	QL Resources Bhd	1,068,790	2,162,736
	RHB Bank Bhd	2,548,505	3,539,534
#	Serba Dinamik Holdings Bhd	2,892,120	1,580,823
	Sime Darby Bhd	6,415,161	3,398,844
#	Sime Darby Plantation Bhd	1,995,661	2,459,746
	Sime Darby Property Bhd	2,975,661	564,374
	SP Setia Bhd Group	1,036,211	329,698
	Sunway Bhd	3,657,082	1,600,879
	Telekom Malaysia Bhd	1,604,564	1,506,826
	Tenaga Nasional Bhd	3,223,650	9,758,787
	Top Glove Corp. Bhd	2,847,100	4,054,724
	UMW Holdings Bhd	486,466	463,702
	United Plantations Bhd	34,100	216,638
	Westports Holdings Bhd	1,666,900	1,599,877
	Yinson Holdings Bhd	568,200	856,130
	YTL Corp. Bhd	12,992,199	2,829,351
	YTL Power International Bhd	1,353,797	247,174
TOTAL MALAYSIA			146,813,383
MEXICO — (3.7%)
	Alfa S.A.B. de C.V., Class A	11,293,476	8,493,043
#	America Movil S.A.B. de C.V.	46,680,524	38,613,246
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	1,825,593
	Arca Continental S.A.B. de C.V.	595,112	3,369,955
	Becle S.A.B. de C.V.	839,394	1,558,802
#	Cemex S.A.B. de C.V.	25,115,105	10,088,309
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	29,997	1,828,317
	Coca-Cola Femsa S.A.B. de C.V.	390,519	2,386,040

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	El Puerto de Liverpool S.A.B. de C.V.	334,218	$1,775,845
#	Fomento Economico Mexicano S.A.B. de C.V.	1,063,717	9,590,933
	Gruma S.A.B. de C.V., Class B	562,120	5,974,468
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	13,641	1,687,119
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	466,141	5,771,904
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	32,374	6,241,383
	Grupo Bimbo S.A.B. de C.V.	3,048,353	5,468,983
	Grupo Carso S.A.B. de C.V.	793,269	2,860,227
	Grupo Elektra S.A.B. de C.V.	93,302	6,816,618
	Grupo Financiero Banorte S.A.B. de C.V.	5,060,515	31,187,160
	Grupo Financiero Inbursa S.A.B. de C.V.	3,861,231	4,395,495
	Grupo Mexico S.A.B. de C.V., Class B	4,581,861	12,179,983
	Grupo Televisa S.A.B., Sponsored ADR	202,737	2,254,435
#	Grupo Televisa S.A.B.	3,855,546	8,567,880
*	Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V.	2,300,948	4,870,891
#	Industrias Penoles S.A.B. de C.V.	367,286	3,812,520
	Infraestructura Energetica Nova S.A.B. de C.V.	430,476	2,023,036
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,758,212	5,706,042
	Megacable Holdings S.A.B. de C.V.	250,780	939,919
#	Orbia Advance Corp. S.A.B. de C.V.	3,426,482	8,096,765
	Organizacion Soriana S.A.B. de C.V., Class B	957,774	1,213,469
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	333,142	3,602,846
#	Wal-Mart de Mexico S.A.B. de C.V.	6,478,723	18,957,349
TOTAL MEXICO			222,158,575
PERU — (0.2%)
	Cementos Pacasmayo SAA, ADR	15,158	139,617
	Cia de Minas Buenaventura SAA, ADR	125,122	1,617,827
	Credicorp, Ltd.	52,460	10,837,187
*	Grana y Montero SAA, Sponsored ADR	99,704	219,349
TOTAL PERU			12,813,980
PHILIPPINES — (1.2%)
	Aboitiz Equity Ventures, Inc.	1,611,360	1,556,265
	Aboitiz Power Corp.	1,479,500	942,463
	Alliance Global Group, Inc.	6,424,200	1,362,699
	Altus Property Ventures, Inc.	61,317	4,688
	Ayala Corp.	190,182	2,708,292
	Ayala Land, Inc.	9,166,918	7,461,854
	Bank of the Philippine Islands	1,188,352	1,926,796
	BDO Unibank, Inc.	1,553,962	4,512,878
	Bloomberry Resorts Corp.	1,686,400	298,045
	DMCI Holdings, Inc.	8,332,800	996,782
	Emperador, Inc.	1,850,900	262,522
	Globe Telecom, Inc.	59,865	2,227,148
	GT Capital Holdings, Inc.	168,416	2,232,793
	International Container Terminal Services, Inc.	1,982,820	5,055,055
	JG Summit Holdings, Inc.	3,739,300	5,129,954
	Jollibee Foods Corp.	639,740	2,400,413
	LT Group, Inc.	4,581,500	885,273
	Manila Electric Co.	241,250	1,215,337
	Megaworld Corp.	26,875,000	2,135,303
	Metro Pacific Investments Corp.	14,702,700	926,189
	Metropolitan Bank & Trust Co.	2,184,898	2,460,771
	PLDT, Inc., Sponsored ADR	121,988	2,338,510
	PLDT, Inc.	120,010	2,334,719
	Puregold Price Club, Inc.	2,108,900	1,579,280
	Robinsons Land Corp.	3,219,282	1,610,241

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Robinsons Retail Holdings, Inc.	541,860	$823,738
	San Miguel Corp.	1,462,960	4,011,726
	San Miguel Food and Beverage, Inc.	48,780	69,711
	Security Bank Corp.	429,970	1,491,502
	SM Investments Corp.	148,398	2,822,386
	SM Prime Holdings, Inc.	7,772,210	5,925,760
*	Top Frontier Investment Holdings, Inc.	21,269	78,135
	Universal Robina Corp.	1,153,900	3,287,982
TOTAL PHILIPPINES			73,075,210
POLAND — (1.2%)
*	Alior Bank SA	33,384	228,279
*	AmRest Holdings SE	71,773	892,853
	Bank Handlowy w Warszawie SA	52,132	758,274
*	Bank Millennium SA	1,214,439	1,861,122
	Bank Polska Kasa Opieki SA	80,250	2,047,064
	CCC SA	30,475	759,907
	CD Projekt SA	46,198	3,352,523
	Cyfrowy Polsat SA	484,398	3,395,316
*	Dino Polska SA	82,960	3,473,008
	Grupa Lotos SA	306,641	6,085,437
	ING Bank Slaski SA	36,633	1,914,504
*	KGHM Polska Miedz SA	384,416	9,036,035
	LPP SA	2,033	4,430,275
# *	mBank SA	29,515	2,828,175
*	Orange Polska SA	864,174	1,559,201
# *	PGE Polska Grupa Energetyczna SA	1,423,682	2,527,308
	Polski Koncern Naftowy Orlen S.A.	546,401	10,660,577
#	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	1,030,511
	Powszechna Kasa Oszczednosci Bank Polski SA	684,957	6,036,459
	Powszechny Zaklad Ubezpieczen SA	741,191	7,679,359
#	Santander Bank Polska SA	29,831	2,207,388
TOTAL POLAND			72,763,575
RUSSIA — (2.0%)
	Gazprom PJSC, Sponsored ADR	1,532,757	10,744,066
	Gazprom PJSC, Sponsored ADR	142,310	994,747
	Lukoil PJSC, Sponsored ADR	240,181	24,437,069
	Magnitogorsk Iron & Steel Works PJSC, GDR	199,210	1,822,053
*	Mail.Ru Group, Ltd., GDR	29,460	693,488
	MMC Norilsk Nickel PJSC, ADR	8,688	280,275
	MMC Norilsk Nickel PJSC, ADR	389,622	12,565,131
	Mobile TeleSystems PJSC, Sponsored ADR	427,008	4,351,212
	Novatek PJSC, GDR	23,935	4,307,464
	Novolipetsk Steel PJSC, GDR	111,869	2,416,749
	Novolipetsk Steel PJSC, GDR	22,589	488,826
	PhosAgro PJSC, GDR	83,207	1,055,519
	PhosAgro PJSC, GDR	2,148	27,258
	Polyus PJSC, GDR	1,468	89,643
	POLYUS PJSC	17,913	1,094,484
	Rosneft Oil Co. PJSC, GDR	71,061	532,531
	Rosneft Oil Co. PJSC, GDR	700,727	5,243,744
	Rostelecom PJSC, Sponsored ADR	13,063	106,855
	Rostelecom PJSC, Sponsored ADR	78,867	632,815
	RusHydro PJSC, ADR	8,031	7,870
	RusHydro PJSC, ADR	1,135,606	1,151,688
	Sberbank of Russia PJSC, Sponsored ADR	1,223,255	19,512,170
	Severstal PJSC, GDR	191,829	2,697,256

The Emerging Markets Series
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Severstal PJSC, GDR	11,227	$158,301
	Tatneft PJSC, Sponsored ADR	137,960	9,905,647
	Tatneft PJSC, Sponsored ADR	66,131	4,746,553
	VEON, Ltd.	361,489	936,256
	VTB Bank PJSC, GDR	1,358,280	1,933,897
	VTB Bank PJSC, GDR	1,135,916	1,622,088
	X5 Retail Group NV, GDR	114,794	4,216,384
TOTAL RUSSIA			118,772,039
SOUTH AFRICA — (6.0%)
	Absa Group, Ltd.	1,699,931	15,469,708
	Anglo American Platinum, Ltd.	87,998	7,020,677
	AngloGold Ashanti, Ltd., Sponsored ADR	1,175,316	23,929,434
*	Aspen Pharmacare Holdings, Ltd.	637,149	4,904,439
	Assore, Ltd.	47,143	759,470
	Bid Corp., Ltd.	408,519	9,012,705
	Bidvest Group, Ltd. (The)	983,621	13,532,597
	Capitec Bank Holdings, Ltd.	61,231	5,470,093
#	Clicks Group, Ltd.	444,655	7,174,188
	Discovery, Ltd.	763,094	5,922,354
	Exxaro Resources, Ltd.	710,382	5,753,655
	FirstRand, Ltd.	4,821,116	18,476,648
	Foschini Group, Ltd. (The)	603,033	5,523,144
	Gold Fields, Ltd.	61,553	398,474
	Gold Fields, Ltd., Sponsored ADR	3,517,277	22,510,573
# *	Impala Platinum Holdings, Ltd.	1,257,286	11,814,220
	Investec, Ltd.	618,672	3,428,986
	Kumba Iron Ore, Ltd.	132,122	3,055,004
	Liberty Holdings, Ltd.	170,283	1,190,363
	Life Healthcare Group Holdings, Ltd.	2,954,770	4,932,271
	Momentum Metropolitan Holdings	46,831	62,393
#	Mr. Price Group, Ltd.	439,100	4,947,351
#	MTN Group, Ltd.	4,153,006	22,232,646
*	MultiChoice Group, Ltd.	666,878	4,740,401
	Naspers, Ltd., Class N	219,876	35,663,120
	Nedbank Group, Ltd.	878,815	11,407,580
	NEPI Rockcastle P.L.C.	468,529	3,829,856
# *	Northam Platinum, Ltd.	523,463	4,375,300
	Old Mutual, Ltd.	7,299,654	8,388,806
	PSG Group, Ltd.	289,732	4,126,470
#	Sanlam, Ltd.	1,930,229	9,451,509
#	Sasol, Ltd., Sponsored ADR	742,393	11,707,538
#	Shoprite Holdings, Ltd.	824,913	6,402,622
# *	Sibanye Gold, Ltd.	3,791,309	9,764,987
*	Sibanye Gold, Ltd., Sponsored ADR	395,460	4,033,692
#	SPAR Group, Ltd. (The)	287,889	3,663,032
	Standard Bank Group, Ltd.	2,025,494	21,127,444
# *	Steinhoff International Holdings NV	3,896,458	233,444
	Telkom SA SOC, Ltd.	68,271	145,597
	Tiger Brands, Ltd.	449,659	5,880,386
	Vodacom Group, Ltd.	888,759	6,908,524
	Woolworths Holdings, Ltd.	2,502,184	7,333,322
TOTAL SOUTH AFRICA			356,705,023
SOUTH KOREA — (13.9%)
#	Amorepacific Corp.	20,758	3,212,990
	AMOREPACIFIC Group	17,552	1,049,907
	BGF retail Co., Ltd.	9,542	1,313,334

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	BNK Financial Group, Inc.	492,680	$2,778,809
# *	Celltrion Pharm, Inc.	12,163	419,190
# *	Celltrion, Inc.	67,643	9,214,550
	Cheil Worldwide, Inc.	108,287	1,914,497
	CJ CheilJedang Corp.	19,918	3,930,835
	CJ Corp.	49,649	3,420,913
	CJ ENM Co., Ltd.	23,451	2,682,290
*	CJ Logistics Corp.	15,593	1,894,571
	Com2uSCorp	11,105	937,382
	Daelim Industrial Co., Ltd.	64,004	4,300,638
*	Daewoo Engineering & Construction Co., Ltd.	410,336	1,482,946
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	1,474,255
	Daewoong Pharmaceutical Co., Ltd.	3,379	330,889
	DB HiTek Co., Ltd.	9,251	207,135
	DB Insurance Co., Ltd.	144,797	5,125,071
	DGB Financial Group, Inc.	164,026	888,042
	Dongsuh Cos., Inc.	31,182	423,386
	Doosan Bobcat, Inc.	85,638	2,202,036
	Doosan Co., Ltd.	15,267	797,604
# *	Doosan Fuel Cell Co., Ltd.	51,053	314,852
*	Doosan Heavy Industries & Construction Co., Ltd.	378,754	1,714,645
# *	Doosan Infracore Co., Ltd.	425,630	1,733,681
# *	Doosan Solus Co., Ltd.	28,142	605,079
	Douzone Bizon Co., Ltd.	28,707	2,151,467
	E-MART, Inc.	38,093	3,511,386
	Eo Technics Co., Ltd.	801	69,593
#	F&F Co., Ltd.	6,470	544,176
#	Fila Holdings Corp.	78,969	2,891,154
*	GemVax & Kael Co., Ltd.	2,747	72,491
#	Grand Korea Leisure Co., Ltd.	41,934	638,686
	Green Cross Corp.	5,939	609,103
	Green Cross Holdings Corp.	12,283	209,545
	GS Engineering & Construction Corp.	181,222	4,205,339
	GS Holdings Corp.	189,684	7,230,066
	GS Home Shopping, Inc.	4,223	460,220
	GS Retail Co., Ltd.	54,791	1,815,125
	Hana Financial Group, Inc.	429,523	11,870,125
# *	Hanall Biopharma Co., Ltd.	21,051	442,052
#	Hanjin Kal Corp.	30,459	1,043,075
	Hankook Tire & Technology Co., Ltd.	167,677	4,001,241
#	Hanmi Pharm Co., Ltd.	6,576	1,530,352
	Hanmi Science Co., Ltd.	10,825	289,385
#	Hanon Systems	248,636	2,178,751
	Hanssem Co., Ltd.	14,339	849,487
*	Hanwha Aerospace Co., Ltd.	61,456	1,661,839
	Hanwha Corp.	71,086	1,277,237
	Hanwha Life Insurance Co., Ltd.	748,663	1,275,142
*	Hanwha Solutions Corp.	178,195	2,472,263
	Hite Jinro Co., Ltd.	39,010	974,906
# *	HLB, Inc.	26,246	1,990,566
	Hotel Shilla Co., Ltd.	55,107	3,980,403
*	Hugel, Inc.	2,135	777,953
*	Hyosung Advanced Materials Corp.	7,969	659,486
	Hyosung Chemical Corp.	5,674	556,973
	Hyosung Corp.	17,261	1,023,644
	Hyosung TNC Co., Ltd.	7,698	1,059,049
	Hyundai Department Store Co., Ltd.	25,694	1,667,775
*	Hyundai Elevator Co., Ltd.	16,325	819,242
	Hyundai Engineering & Construction Co., Ltd.	99,295	3,134,780

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Glovis Co., Ltd.	27,895	$3,421,575
	Hyundai Greenfood Co., Ltd.	26,645	228,897
	Hyundai Heavy Industries Holdings Co., Ltd.	13,834	3,148,286
	Hyundai Home Shopping Network Corp.	3,380	212,164
	Hyundai Marine & Fire Insurance Co., Ltd.	226,396	4,153,220
*	Hyundai Merchant Marine Co., Ltd.	141,234	407,564
	Hyundai Mipo Dockyard Co., Ltd.	40,720	1,397,966
	Hyundai Mobis Co., Ltd.	41,532	7,941,897
	Hyundai Motor Co.	108,658	11,280,020
# *	Hyundai Rotem Co., Ltd.	37,606	440,778
	Hyundai Steel Co.	127,904	3,000,163
#	Hyundai Wia Corp.	28,533	1,012,494
*	Iljin Materials Co., Ltd.	21,152	836,978
*	Industrial Bank of Korea	481,487	4,313,450
	Innocean Worldwide, Inc.	7,081	419,610
# *	Kakao Corp.	18,497	2,438,264
	Kangwon Land, Inc.	79,220	1,823,672
*	KB Financial Group, Inc.	251,779	9,261,779
*	KB Financial Group, Inc., ADR	36,800	1,344,304
	KCC Corp.	9,439	1,581,831
*	KCC Glass Corp.	6,536	186,987
	KEPCO Plant Service & Engineering Co., Ltd.	30,975	970,454
	Kia Motors Corp.	171,842	5,844,828
	KIWOOM Securities Co., Ltd.	26,617	1,557,629
# *	KMW Co., Ltd.	39,619	1,605,556
	Koh Young Technology, Inc.	2,808	214,175
	Kolon Industries, Inc.	40,014	1,401,986
	Korea Aerospace Industries, Ltd.	37,044	926,217
# *	Korea Electric Power Corp., Sponsored ADR	121,642	1,285,756
*	Korea Electric Power Corp.	108,108	2,287,016
	Korea Gas Corp.	41,078	1,113,097
	Korea Investment Holdings Co., Ltd.	87,714	4,824,331
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	42,167	3,973,364
	Korea Zinc Co., Ltd.	7,670	2,433,178
	Korean Air Lines Co., Ltd.	185,901	3,644,627
	Korean Reinsurance Co.	47,885	345,138
*	KT Corp., Sponsored ADR	82,100	855,482
*	KT&G Corp.	82,025	6,518,006
	Kumho Petrochemical Co., Ltd.	48,226	2,611,062
*	Kumho Tire Co., Inc.	105,802	337,785
	LG Chem, Ltd.	32,472	9,054,476
	LG Corp.	126,273	7,420,580
# *	LG Display Co., Ltd., ADR	739,036	4,626,365
# *	LG Display Co., Ltd.	525,059	6,650,886
	LG Electronics, Inc.	279,590	15,245,731
	LG Household & Health Care, Ltd.	12,367	12,934,907
	LG Innotek Co., Ltd.	36,892	4,597,518
	LG Uplus Corp.	394,324	4,364,566
	Lotte Chemical Corp.	22,335	3,503,328
	Lotte Chilsung Beverage Co., Ltd.	3,309	341,770
	Lotte Confectionery Co., Ltd.	237	27,166
#	Lotte Corp.	35,011	1,027,328
	LOTTE Fine Chemical Co., Ltd.	35,146	1,137,348
	Lotte Shopping Co., Ltd.	19,831	1,904,015
	LS Corp.	31,852	1,051,140
	LS Industrial Systems Co., Ltd.	33,789	1,476,784
	Macquarie Korea Infrastructure Fund	454,007	4,417,844
	Mando Corp.	102,609	2,852,477
	Medy-Tox, Inc.	7,574	2,033,032

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Meritz Financial Group, Inc.	122,819	$1,096,503
	Meritz Fire & Marine Insurance Co., Ltd.	174,445	2,289,376
	Meritz Securities Co., Ltd.	739,960	2,247,518
*	Mezzion Pharma Co., Ltd.	1,459	199,285
#	Mirae Asset Daewoo Co., Ltd.	519,617	2,953,026
	NAVER Corp.	94,126	14,036,879
	NCSoft Corp.	11,646	6,169,438
# *	Netmarble Corp.	11,029	817,854
	Nexen Tire Corp.	38,894	263,412
	NH Investment & Securities Co., Ltd.	299,588	2,729,119
*	NHN Corp.	16,827	1,057,271
	NongShim Co., Ltd.	5,293	1,018,134
	OCI Co., Ltd.	31,214	1,441,016
	Orion Corp.	8,589	733,642
	Orion Holdings Corp.	63,328	818,060
	Ottogi Corp.	1,212	511,975
*	Pan Ocean Co., Ltd.	431,074	1,421,353
#	Paradise Co., Ltd.	35,422	497,008
*	Pearl Abyss Corp.	10,242	1,547,182
	POSCO, Sponsored ADR	81,307	3,610,844
	POSCO	70,065	12,693,568
	POSCO Chemical Co., Ltd.	25,913	1,225,258
	Posco International Corp.	101,703	1,424,408
	S-1 Corp.	26,114	1,993,759
*	Samsung Biologics Co., Ltd.	5,952	2,392,224
	Samsung C&T Corp.	48,662	4,379,138
	Samsung Card Co., Ltd.	53,759	1,705,068
#	Samsung Electro-Mechanics Co., Ltd.	66,506	6,818,685
	Samsung Electronics Co., Ltd., GDR	51,485	59,978,257
	Samsung Electronics Co., Ltd.	4,912,950	227,631,659
*	Samsung Engineering Co., Ltd.	249,828	3,554,272
	Samsung Fire & Marine Insurance Co., Ltd.	57,616	10,144,192
*	Samsung Heavy Industries Co., Ltd.	465,899	2,565,256
	Samsung Life Insurance Co., Ltd.	97,743	5,655,971
	Samsung SDI Co., Ltd.	22,128	5,037,176
	Samsung SDS Co., Ltd.	23,810	3,837,698
	Samsung Securities Co., Ltd.	106,651	3,115,706
	Seoul Semiconductor Co., Ltd.	43,467	515,169
	SFA Engineering Corp.	28,906	976,781
*	Shinhan Financial Group Co., Ltd.	351,738	11,478,397
# *	Shinhan Financial Group Co., Ltd., ADR	56,372	1,825,889
	Shinsegae International, Inc.	2,305	390,424
	Shinsegae, Inc.	17,633	3,910,576
	SK Holdings Co., Ltd.	38,964	7,617,127
	SK Hynix, Inc.	759,169	57,762,388
	SK Innovation Co., Ltd.	68,386	7,360,160
	SK Materials Co., Ltd.	9,016	1,174,349
	SK Networks Co., Ltd.	438,461	1,811,111
	SK Telecom Co., Ltd.	16,438	3,148,945
	SKC Co., Ltd.	45,410	1,958,911
	S-Oil Corp.	28,688	1,806,132
	Soulbrain Co., Ltd.	10,866	883,016
	Ssangyong Cement Industrial Co., Ltd.	189,600	781,277
	Taekwang Industrial Co., Ltd.	428	333,255
	WONIK IPS Co., Ltd.	28,695	811,399
	Woongjin Coway Co., Ltd.	71,151	5,220,509
*	Woori Financial Group, Inc., Sponsored ADR	1,149	29,185
	Woori Financial Group, Inc.	688,663	5,813,738
	Young Poong Corp.	328	171,842

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Youngone Corp.	47,262	$1,218,776
	Yuhan Corp.	10,347	1,877,057
*	Yungjin Pharmaceutical Co., Ltd.	41,594	192,070
TOTAL SOUTH KOREA			829,262,124
TAIWAN — (15.3%)
	Accton Technology Corp.	685,000	3,640,894
	Acer, Inc.	4,911,811	2,716,386
	Advantech Co., Ltd.	288,663	2,753,320
	Airtac International Group	187,518	2,834,110
	ASE Technology Holding Co., Ltd., ADR	133,966	635,000
	ASE Technology Holding Co., Ltd.	7,079,782	17,083,591
	Asia Cement Corp.	3,763,758	5,598,316
	Asustek Computer, Inc.	1,015,180	7,476,629
#	AU Optronics Corp.	15,676,873	5,200,609
	Catcher Technology Co., Ltd.	1,228,429	9,728,042
	Cathay Financial Holding Co., Ltd.	6,613,340	8,851,753
	Chailease Holding Co., Ltd.	2,525,473	10,472,671
#	Chang Hwa Commercial Bank, Ltd.	9,296,413	6,584,855
	Cheng Shin Rubber Industry Co., Ltd.	3,477,965	4,503,707
	Chicony Electronics Co., Ltd.	1,172,497	3,301,409
	China Airlines, Ltd.	9,779,536	2,585,772
	China Development Financial Holding Corp.	17,920,121	5,482,435
*	China Life Insurance Co., Ltd.	4,540,933	3,687,183
#	China Petrochemical Development Corp.	3,324,300	886,120
	China Steel Corp.	17,363,932	13,230,949
	Chipbond Technology Corp.	1,246,000	2,456,595
	Chroma ATE, Inc.	663,000	3,233,378
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	215,516	7,706,852
	Chunghwa Telecom Co., Ltd.	1,462,000	5,223,175
	Compal Electronics, Inc.	9,678,541	5,828,047
	CTBC Financial Holding Co., Ltd.	20,028,175	14,526,181
	Delta Electronics, Inc.	2,320,486	10,841,968
	E Ink Holdings, Inc.	751,000	730,700
	E.Sun Financial Holding Co., Ltd.	16,099,057	14,872,498
	Eclat Textile Co., Ltd.	258,402	3,295,657
	Eternal Materials Co., Ltd.	808,591	719,167
	Eva Airways Corp.	8,294,758	3,335,011
*	Evergreen Marine Corp. Taiwan, Ltd.	5,415,222	2,082,677
	Far Eastern International Bank	412,653	161,860
	Far Eastern New Century Corp.	7,241,085	6,712,827
	Far EasTone Telecommunications Co., Ltd.	2,601,000	5,891,540
	Feng TAY Enterprise Co., Ltd.	454,466	2,720,147
	First Financial Holding Co., Ltd.	14,373,297	11,185,749
	Formosa Chemicals & Fibre Corp.	2,869,518	8,009,811
#	Formosa Petrochemical Corp.	945,000	2,794,431
	Formosa Plastics Corp.	2,716,153	8,340,512
	Formosa Sumco Technology Corp.	143,000	519,348
	Formosa Taffeta Co., Ltd.	1,549,000	1,723,321
	Foxconn Technology Co., Ltd.	1,588,627	3,152,925
	Fubon Financial Holding Co., Ltd.	6,629,233	9,830,941
	General Interface Solution Holding, Ltd.	608,000	1,997,180
	Genius Electronic Optical Co., Ltd.	36,695	634,685
	Giant Manufacturing Co., Ltd.	489,506	2,882,494
#	Globalwafers Co., Ltd.	293,000	3,779,447
	Highwealth Construction Corp.	1,580,190	2,360,111
	Hiwin Technologies Corp.	431,205	4,290,607
	Hon Hai Precision Industry Co., Ltd.	8,462,322	23,009,103
#	Hotai Motor Co., Ltd.	365,000	7,445,072

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co., Ltd.	11,694,308	$8,334,381
#	Innolux Corp.	14,601,241	4,197,670
	Inventec Corp.	5,188,550	3,906,060
#	ITEQ Corp.	132,000	567,537
	King's Town Bank Co., Ltd.	1,128,000	1,276,633
	Largan Precision Co., Ltd.	70,860	11,006,508
	Lien Hwa Industrial Holdings Corp.	87,780	109,389
	Lite-On Technology Corp.	4,435,410	6,871,352
	Macronix International	4,505,074	5,536,965
	Makalot Industrial Co., Ltd.	229,950	1,146,915
	MediaTek, Inc.	906,995	11,475,644
	Mega Financial Holding Co., Ltd.	6,981,369	7,253,624
	Merida Industry Co., Ltd.	184,287	1,003,282
	Micro-Star International Co., Ltd.	1,667,000	5,064,468
	Nan Ya Plastics Corp.	3,421,599	7,842,136
	Nanya Technology Corp.	2,231,010	5,630,581
	Nien Made Enterprise Co., Ltd.	272,000	2,202,928
#	Novatek Microelectronics Corp.	954,000	6,726,812
	Parade Technologies, Ltd.	82,000	1,706,151
	Pegatron Corp.	4,039,345	8,374,996
	Phison Electronics Corp.	295,000	3,076,324
	Pou Chen Corp.	4,699,487	5,427,903
	Powertech Technology, Inc.	2,453,819	8,693,863
	Poya International Co., Ltd.	55,275	792,131
	President Chain Store Corp.	770,831	7,583,588
	Qisda Corp.	3,185,000	2,112,875
	Quanta Computer, Inc.	3,869,000	7,855,403
	Radiant Opto-Electronics Corp.	865,000	2,968,161
#	Realtek Semiconductor Corp.	662,950	5,326,480
	Ruentex Development Co., Ltd.	875,230	1,222,647
	Ruentex Industries, Ltd.	390,109	872,117
#	Shin Kong Financial Holding Co., Ltd.	14,002,242	4,528,591
	Silergy Corp.	85,000	3,060,533
	Simplo Technology Co., Ltd.	338,000	3,545,538
	Sino-American Silicon Products, Inc.	1,508,000	4,817,721
	SinoPac Financial Holdings Co., Ltd.	14,729,623	6,247,096
	Standard Foods Corp.	713,418	1,626,525
	Synnex Technology International Corp.	2,164,343	2,670,964
#	TA Chen Stainless Pipe	1,806,000	1,796,669
	Taichung Commercial Bank Co., Ltd.	2,136,688	856,952
	Taishin Financial Holding Co., Ltd.	16,966,307	7,907,357
	Taiwan Business Bank	10,341,462	4,200,237
	Taiwan Cement Corp.	9,177,565	12,699,606
	Taiwan Cooperative Financial Holding Co., Ltd.	12,723,570	8,722,279
	Taiwan FamilyMart Co., Ltd.	83,000	598,164
	Taiwan Fertilizer Co., Ltd.	1,092,000	1,720,898
	Taiwan Glass Industry Corp.	1,912,374	654,169
	Taiwan High Speed Rail Corp.	1,960,000	2,329,717
	Taiwan Mobile Co., Ltd.	2,215,300	7,838,388
	Taiwan Secom Co., Ltd.	432,670	1,271,638
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,365,895	73,676,376
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,217,808	229,158,983
# *	Tatung Co., Ltd.	2,160,000	1,388,691
	TCI Co., Ltd.	94,749	697,487
	Teco Electric and Machinery Co., Ltd.	3,267,000	2,903,685
	Tripod Technology Corp.	893,870	3,279,865
	Unimicron Technology Corp.	2,809,000	3,494,297
	Uni-President Enterprises Corp.	5,022,033	11,964,838
#	United Microelectronics Corp.	24,984,000	12,196,056

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Vanguard International Semiconductor Corp.	1,669,000	$4,111,956
	Voltronic Power Technology Corp.	86,117	2,068,117
	Walsin Lihwa Corp.	5,359,000	2,606,634
#	Walsin Technology Corp.	882,000	6,021,491
	Wan Hai Lines, Ltd.	1,467,800	818,657
	Win Semiconductors Corp.	229,034	2,076,264
	Winbond Electronics Corp.	7,437,407	4,098,991
	Wintek Corp.	604,760	6,869
	Wistron Corp.	6,755,699	6,020,692
	WPG Holdings, Ltd.	3,260,039	4,086,969
#	Yageo Corp.	364,682	4,574,463
	Yuanta Financial Holding Co., Ltd.	14,821,806	9,598,298
	Zhen Ding Technology Holding, Ltd.	975,700	3,773,653
TOTAL TAIWAN			911,429,666
THAILAND — (3.1%)
	Advanced Info Service PCL	1,483,600	9,709,798
	AEON Thana Sinsap Thailand PCL	4,400	23,080
	Airports of Thailand PCL	4,438,200	10,038,277
	B Grimm Power PCL	837,300	1,665,467
	Bangkok Bank PCL	207,800	963,333
	Bangkok Bank PCL	94,200	435,188
	Bangkok Dusit Medical Services PCL, Class F	7,642,200	6,104,934
	Bangkok Expressway & Metro PCL	11,715,599	4,134,475
	Banpu PCL	9,563,650	3,098,905
	Banpu Power PCL	671,800	318,981
	Berli Jucker PCL	1,609,700	2,117,347
	BTS Group Holdings PCL	4,207,600	1,687,360
	Bumrungrad Hospital PCL	811,000	3,473,484
	Carabao Group PCL, Class F	425,000	1,210,098
	Central Pattana PCL	1,713,700	3,339,983
	Central Plaza Hotel PCL	352,200	245,195
	Charoen Pokphand Foods PCL	8,621,500	8,297,883
	CP ALL PCL	5,689,600	12,914,315
	Delta Electronics Thailand PCL	141,300	250,460
	Electricity Generating PCL	175,900	1,715,547
	Energy Absolute PCL	2,036,000	2,825,056
	Global Power Synergy PCL, Class F	398,000	1,072,570
	Home Product Center PCL	6,546,913	3,066,568
	Indorama Ventures PCL	3,796,400	3,440,754
	Intouch Holdings PCL	736,586	1,317,442
	Intouch Holdings PCL, Class F	492,400	880,696
	IRPC PCL	21,238,600	1,962,373
	Jasmine International PCL	5,215,000	844,907
	Kasikornbank PCL	990,400	4,480,154
	Kasikornbank PCL	376,300	1,696,187
	Kiatnakin Bank PCL	680,700	1,490,464
	Krung Thai Bank PCL	4,759,787	2,458,536
	Krungthai Card PCL	1,904,000	2,092,140
	Land & Houses PCL	7,526,900	2,245,755
	Land & Houses PCL	1,091,740	325,736
	Minor International PCL	2,793,270	2,755,632
	MK Restaurants Group PCL	807,000	1,792,902
	Muangthai Capital PCL	1,510,200	3,149,278
	Pruksa Holding PCL	289,300	130,867
	PTT Exploration & Production PCL	1,864,655	7,477,763
	PTT Global Chemical PCL	3,066,972	4,821,355
	PTT PCL	15,624,900	21,680,363
	Ratch Group PCL	878,900	1,917,395

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Robinson PCL	185,400	$319,706
	Siam Cement PCL (The)	370,900	4,259,936
	Siam Cement PCL (The)	223,000	2,561,245
	Siam City Cement PCL	113,167	678,929
	Siam Commercial Bank PCL (The)	769,066	2,417,981
	Siam Global House PCL	4,469,044	2,035,946
	Srisawad Corp. PCL	1,813,372	4,363,263
	Supalai PCL	18,800	9,771
	Thai Oil PCL	1,922,500	3,207,251
	Thai Union Group PCL, Class F	6,317,940	3,101,202
	Thanachart Capital PCL	774,000	1,291,242
	Tisco Financial Group PCL	632,700	2,090,731
	TMB Bank PCL	36,078,867	1,632,056
	TOA Paint Thailand PCL	910,300	1,051,357
	Total Access Communication PCL	1,066,300	1,522,308
	Total Access Communication PCL	1,354,300	1,933,473
	True Corp. PCL	30,964,031	3,735,154
	TTW PCL	1,692,900	754,934
	VGI PCL	2,655,200	749,623
	WHA Corp. PCL	7,602,400	775,606
TOTAL THAILAND			184,160,717
TURKEY — (0.8%)
# *	Akbank T.A.S.	1,694,509	2,338,454
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	250,784	1,036,139
*	Arcelik A.S.	371,451	1,294,815
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	141,812	554,918
#	BIM Birlesik Magazalar A.S.	535,822	4,361,214
	Coca-Cola Icecek A.S.	204,766	1,584,909
	Enka Insaat ve Sanayi A.S.	855,647	1,007,195
	Eregli Demir ve Celik Fabrikalari TAS	2,239,767	3,478,772
	Ford Otomotiv Sanayi A.S.	89,668	1,122,767
	KOC Holding A.S.	351,278	1,143,282
*	Koza Altin Isletmeleri A.S.	67,645	905,339
# *	Petkim Petrokimya Holding A.S.	1,890,900	1,273,193
#	Soda Sanayii A.S.	477,309	530,987
	TAV Havalimanlari Holding A.S.	481,435	2,190,046
#	Tekfen Holding A.S.	423,774	1,361,384
	Tofas Turk Otomobil Fabrikasi A.S.	223,300	984,765
#	Tupras Turkiye Petrol Rafinerileri A.S.	133,268	2,503,718
# *	Turk Hava Yollari AO	1,606,643	3,665,384
# *	Turk Telekomunikasyon A.S.	562,814	729,592
	Turkcell Iletisim Hizmetleri A.S.	1,526,768	3,591,896
#	Turkcell Iletisim Hizmetleri A.S., ADR	30,357	176,981
*	Turkiye Garanti Bankasi A.S.	1,991,110	3,951,294
*	Turkiye Halk Bankasi A.S.	769,867	889,643
*	Turkiye Is Bankasi A.S., Class C	983,865	1,188,373
#	Turkiye Sise ve Cam Fabrikalari A.S.	1,624,463	1,507,810
# *	Turkiye Vakiflar Bankasi TAO, Class D	1,667,113	1,838,133
*	Yapi ve Kredi Bankasi A.S.	2,897,125	1,436,162
TOTAL TURKEY			46,647,165
TOTAL COMMON STOCKS			5,701,739,184
PREFERRED STOCKS — (1.8%)
BRAZIL — (1.7%)
*	AZUL SA	118,500	1,639,731
	Banco Bradesco SA	2,296,111	17,633,935

The Emerging Markets Series
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Centrais Eletricas Brasileiras SA, Class B	150,746	$1,438,609
Cia Brasileira de Distribuicao	429,889	8,540,362
Cia Energetica de Minas Gerais	1,091,330	3,809,691
Gerdau SA	1,560,921	7,307,819
Itau Unibanco Holding SA	4,017,608	30,789,216
Lojas Americanas SA	612,159	3,938,023
Petroleo Brasileiro SA	3,525,848	23,422,775
Telefonica Brasil SA	290,862	4,033,600
TOTAL BRAZIL		102,553,761
CHILE — (0.0%)
Embotelladora Andina SA, Class B	421,910	1,101,294
COLOMBIA — (0.1%)
Banco Davivienda SA	128,057	1,721,655
Bancolombia SA	10,035	131,159
Grupo Argos SA	45,967	174,729
Grupo Aval Acciones y Valores SA	3,126,389	1,325,516
Grupo de Inversiones Suramericana SA	135,078	1,101,952
TOTAL COLOMBIA		4,455,011
SOUTH KOREA — (0.0%)
* AMOREPACIFIC Group	1,205	48,985
* CJ Corp.	6,654	343,150
TOTAL SOUTH KOREA		392,135
TOTAL PREFERRED STOCKS		108,502,201
RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
* Legend Holdings Corp. Rights 05/23/19	25,976	0
MALAYSIA — (0.0%)
* Serba Dinamik Holdings Bhd Rights 12/31/2099	826,320	67,550
THAILAND — (0.0%)
* BTS Group Holdings PCL Warrants 02/16/21	413,030	0
TOTAL RIGHTS/WARRANTS		67,550
TOTAL INVESTMENT SECURITIES (Cost $3,974,481,792)		5,810,308,935

			Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@ §	The DFA Short Term Investment Fund	12,189,215	141,053,591
TOTAL INVESTMENTS — (100.0%)
(Cost $4,115,507,229)^^			$5,951,362,526

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.

The Emerging Markets Series
CONTINUED
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2020, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	03/20/20	$35,535,739	$34,128,250	$(1,407,489)
S&P 500® Emini Index	45	03/20/20	7,471,748	7,254,000	(217,748)
Total Futures Contracts			$43,007,487	$41,382,250	$(1,625,237)
Summary of the Series' investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$371,928,943	$44,666	—	$371,973,609
Chile	32,238,339	22,307,027	—	54,545,366
China	327,428,028	974,200,431	—	1,301,628,459
Colombia	24,124,927	—	—	24,124,927
Czech Republic	—	6,757,971	—	6,757,971
Egypt	68,975	8,505,740	—	8,574,715
Greece	—	20,681,198	—	20,681,198
Hungary	—	26,970,340	—	26,970,340
India	34,979,165	719,885,845	—	754,865,010
Indonesia	4,385,257	152,630,875	—	157,016,132
Malaysia	—	146,813,383	—	146,813,383
Mexico	222,158,575	—	—	222,158,575
Peru	12,813,980	—	—	12,813,980
Philippines	2,338,510	70,736,700	—	73,075,210
Poland	—	72,763,575	—	72,763,575
Russia	20,257,128	98,514,911	—	118,772,039
South Africa	62,181,237	294,523,786	—	356,705,023
South Korea	13,764,812	815,497,312	—	829,262,124
Taiwan	82,018,228	829,411,438	—	911,429,666
Thailand	184,160,717	—	—	184,160,717
Turkey	176,981	46,470,184	—	46,647,165
Preferred Stocks
Brazil	102,553,761	—	—	102,553,761
Chile	—	1,101,294	—	1,101,294
Colombia	4,455,011	—	—	4,455,011
South Korea	—	392,135	—	392,135
Rights/Warrants
Malaysia	—	67,550	—	67,550
Securities Lending Collateral	—	141,053,591	—	141,053,591
Futures Contracts**	(1,625,237)	—	—	(1,625,237)
TOTAL	$1,500,407,337	$4,449,329,952	—	$5,949,737,289
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.1%)
BRAZIL — (9.9%)
	AES Tiete Energia SA	2,152,649	$7,665,413
	AES Tiete Energia SA	13,378	11,464
	Aliansce Sonae Shopping Centers SA	1,100,245	13,510,919
	Alliar Medicos A Frente SA	334,900	1,643,767
	Alupar Investimento SA	1,379,352	9,527,211
	Anima Holding SA	351,800	3,032,022
	Arezzo Industria e Comercio SA	385,786	5,431,956
# *	Azul SA, ADR	548,855	22,777,483
	BK Brasil Operacao e Assessoria a Restaurantes SA	393,328	1,502,556
	BR Malls Participacoes SA	6,382,841	27,423,592
*	BR Properties SA	1,297,453	4,717,075
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	284,442	1,293,160
	Camil Alimentos S.A.	751,735	1,578,036
	Cia de Locacao das Americas	1,975,662	10,891,837
	Cia de Saneamento de Minas Gerais-COPASA	554,382	8,724,921
	Cia de Saneamento do Parana	874,007	20,694,043
	Cia de Saneamento do Parana	12,900	66,268
	Cia Energetica de Minas Gerais	177,439	689,852
	Cia Hering	1,252,414	7,258,421
#	Cia Paranaense de Energia, Sponsored ADR	39,563	675,736
	Cia Paranaense de Energia	213,600	3,915,285
	Cia Siderurgica Nacional SA	2,655,451	7,998,720
	Cielo SA	480,300	792,911
	Cogna Educacao	3,460,754	9,390,081
	Construtora Tenda SA	786,104	6,567,693
*	Cosan Logistica SA	1,157,162	5,585,051
	CSU Cardsystem SA	276,835	733,685
	CVC Brasil Operadora e Agencia de Viagens SA	1,091,287	9,300,886
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,604,155	19,336,882
*	Cyrela Commercial Properties SA Empreendimentos e Participacoes	37,800	228,869
	Dimed SA Distribuidora da Medicamentos	1,100	144,480
	Direcional Engenharia SA	1,165,542	4,441,612
	Duratex SA	3,046,886	11,169,876
*	EcoRodovias Infraestrutura e Logistica SA	1,710,307	7,080,685
	EDP - Energias do Brasil SA	2,478,878	12,936,749
	Embraer SA	1,745,509	7,393,530
	Embraer SA, Sponsored ADR	613,394	10,329,555
	Enauta Participacoes SA	788,224	3,000,059
	Energisa SA	362,691	4,672,316
*	Eneva SA	730,700	7,461,241
	Equatorial Energia SA	5,165,939	28,757,294
*	Even Construtora e Incorporadora SA	1,682,904	6,574,274
	Ez Tec Empreendimentos e Participacoes SA	941,669	12,225,474
	Fleury SA	1,669,231	12,082,884
	Fras-Le SA	242,460	389,512
*	Gafisa SA	303,161	576,222
#	Gafisa SA, ADR	70,312	266,475
#	Gol Linhas Aereas Inteligentes SA, ADR	352,023	5,642,929
	Grendene SA	2,528,723	6,772,627
	Guararapes Confeccoes SA	751,424	5,091,842
*	Helbor Empreendimentos SA	3,348,465	3,369,888
	Iguatemi Empresa de Shopping Centers SA	462,425	5,755,208
	Industrias Romi SA	204,000	786,448
	Instituto Hermes Pardini SA	439,258	3,005,244
	International Meal Co. Alimentacao SA, Class A	1,513,277	3,074,186

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Iochpe-Maxion SA	996,500	$5,053,935
	JHSF Participacoes SA	1,466,564	2,695,059
	JSL SA	637,228	4,624,538
	Kepler Weber SA	170,346	1,189,312
	Light SA	1,972,115	10,545,331
	LOG Commercial Properties e Participacoes SA	154,072	1,136,848
*	Log-in Logistica Intermodal SA	211,409	1,121,071
	M Dias Branco SA	276,214	2,650,174
	Mahle-Metal Leve SA	356,624	2,589,783
	Marcopolo SA	638,300	643,874
*	Marfrig Global Foods SA	2,379,020	6,093,926
*	Marisa Lojas SA	784,679	2,457,046
*	Mills Estruturas e Servicos de Engenharia SA	1,316,920	2,825,969
*	Minerva SA	873,284	2,432,699
	Movida Participacoes SA	1,158,739	5,695,478
	MRV Engenharia e Participacoes SA	2,691,454	13,116,015
	Multiplan Empreendimentos Imobiliarios SA	738,072	5,976,822
	Natura & Co. Holding SA	152,036	1,689,131
	Odontoprev SA	2,227,569	9,185,744
*	Omega Geracao SA	209,910	1,945,880
	Ouro Fino Saude Animal Participacoes SA	12,500	122,560
*	Paranapanema SA	190,602	1,133,130
*	Petro Rio SA	665,991	7,453,638
	Porto Seguro SA	318,887	4,924,111
	Portobello SA	764,241	1,067,146
*	Positivo Tecnologia SA	122,980	214,223
*	Profarma Distribuidora de Produtos Farmaceuticos SA	182,102	275,964
	Qualicorp Consultoria e Corretora de Seguros SA	2,491,663	24,121,876
	Restoque Comercio e Confeccoes de Roupas SA	183,440	728,173
	Santos Brasil Participacoes SA	3,006,632	5,279,473
	Sao Carlos Empreendimentos e Participacoes SA	86,509	1,043,942
	Sao Martinho SA	1,557,884	9,119,729
	Ser Educacional SA	542,180	3,870,182
	SLC Agricola SA	928,642	4,939,631
	Smiles Fidelidade SA	490,700	4,409,036
*	Springs Global Participacoes SA	148,300	439,089
	Sul America SA	2,867,714	42,186,059
	T4F Entretenimento SA	302,800	364,129
*	Technos SA	292,300	189,061
*	Tecnisa SA	4,110,581	1,756,494
	Tegma Gestao Logistica SA	276,202	2,563,636
*	Terra Santa Agro SA	3,000	13,772
	TOTVS SA	0	3
	Transmissora Alianca de Energia Eletrica SA	2,915,946	21,080,112
	Trisul SA	380,482	1,448,152
	Tupy SA	631,270	3,668,872
	Unipar Carbocloro SA	5,573	50,361
	Usinas Siderurgicas de Minas Gerais SA	81,700	195,732
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	696,550	2,857,699
*	Via Varejo SA	5,702,519	18,641,775
*	Vulcabras Azaleia SA	797,709	1,586,999
	Wiz Solucoes e Corretagem de Seguros SA	672,544	2,452,981
	YDUQS Part	2,297,206	28,273,882
TOTAL BRAZIL			656,106,662
CHILE — (1.1%)
	AES Gener SA	10,823,202	2,013,167
	Banvida SA	48,106	16,026

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Besalco SA	2,958,296	$1,458,075
	CAP SA	597,752	3,554,281
	Cementos BIO BIO SA	352,724	347,488
	Cia Pesquera Camanchaca SA	1,471,136	122,215
*	Cia Sud Americana de Vapores SA	128,010,073	4,024,397
	Cristalerias de Chile SA	130,323	836,166
	Embotelladora Andina SA, ADR, Class B	17,933	278,141
*	Empresa Nacional de Telecomunicaciones SA	688,100	4,512,307
	Empresas Hites SA	1,238,776	293,814
*	Empresas La Polar SA	19,341,782	357,059
	Empresas Lipigas SA	6,383	38,287
	Empresas Tricot SA	70,631	45,539
	Engie Energia Chile SA	5,366,099	7,506,660
*	Enjoy SA	2,562,139	60,900
	Forus SA	735,826	1,000,965
	Grupo Security SA	8,243,687	1,864,645
	Hortifrut SA	102,316	166,185
	Instituto de Diagnostico SA	2,928	6,706
	Inversiones Aguas Metropolitanas SA	3,445,618	3,227,274
	Inversiones La Construccion SA	305,167	2,783,116
*	Masisa SA	19,941,198	731,381
	Multiexport Foods SA	4,946,844	2,193,455
	Parque Arauco SA	5,367,864	12,270,813
	PAZ Corp. SA	1,301,274	1,069,775
	Ripley Corp. SA	7,712,588	3,600,804
	Salfacorp SA	3,036,521	1,573,595
	Sigdo Koppers SA	1,180,120	1,459,907
	SMU SA	5,664,708	982,938
	Sociedad Matriz SAAM SA	38,039,852	3,018,333
	Socovesa SA	3,111,764	913,385
	SONDA SA	3,492,868	2,701,254
	Vina Concha y Toro SA	4,157,208	7,468,480
TOTAL CHILE			72,497,533
CHINA — (16.1%)
*	21Vianet Group, Inc., ADR	515,356	4,761,889
	361 Degrees International, Ltd.	6,324,000	990,666
*	3SBio, Inc.	8,273,000	10,508,306
# *	500.com, Ltd., ADR, Class A	5,931	40,627
*	51job, Inc., ADR	135,762	9,795,228
	AAG Energy Holdings, Ltd.	505,601	81,126
	Agile Group Holdings, Ltd.	252,000	331,616
	Ajisen China Holdings, Ltd.	4,142,000	1,165,376
	AKM Industrial Co., Ltd.	2,820,000	458,299
*	Alibaba Pictures Group, Ltd.	21,430,000	3,031,482
	AMVIG Holdings, Ltd.	2,508,000	604,121
	Angang Steel Co., Ltd., Class H	12,260,999	4,098,030
	Anhui Expressway Co., Ltd., Class H	3,130,000	1,750,166
	Anton Oilfield Services Group	14,604,000	1,348,853
*	Aowei Holdings, Ltd.	1,795,000	366,570
	APT Satellite Holdings, Ltd.	120,000	44,633
*	Art Group Holdings, Ltd.	320,000	10,117
	Asia Cement China Holdings Corp.	3,436,500	4,314,194
# *	Asia Television Holdings, Ltd.	5,268,000	48,582
*	Asian Citrus Holdings, Ltd.	2,314,000	33,519
#	Ausnutria Dairy Corp., Ltd.	3,605,000	4,374,346
#	AVIC International Holding HK, Ltd.	33,595,722	664,245
# *	AVIC International Holdings, Ltd., Class H	1,918,000	1,997,381
	AviChina Industry & Technology Co., Ltd., Class H	16,415,000	6,828,996

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	BAIC Motor Corp., Ltd., Class H	6,471,500	$3,189,773
	BAIOO Family Interactive, Ltd.	4,952,000	528,051
	Bank of Chongqing Co., Ltd., Class H	2,533,500	1,344,515
	Bank of Tianjin Co., Ltd., Class H	100,000	42,551
	Bank of Zhengzhou Co., Ltd., Class H	358,000	111,113
*	Baoye Group Co., Ltd., Class H	1,628,000	907,534
# *	Baozun, Inc., Sponsored ADR	282,004	8,491,140
	BBI Life Sciences Corp.	1,398,000	600,258
	BBMG Corp., Class H	5,026,000	1,342,762
	Beijing Capital International Airport Co., Ltd., Class H	11,172,000	8,998,054
	Beijing Capital Land, Ltd., Class H	12,227,750	3,197,647
*	Beijing Enterprises Clean Energy Group, Ltd.	59,768,570	403,049
# *	Beijing Enterprises Environment Group, Ltd.	622,000	46,740
*	Beijing Enterprises Medical & Health Group, Ltd.	22,158,000	496,902
	Beijing Enterprises Water Group, Ltd.	2,914,000	1,295,912
# *	Beijing Gas Blue Sky Holdings, Ltd.	15,784,000	419,026
	Beijing Jingneng Clean Energy Co., Ltd., Class H	9,260,000	1,471,498
#	Beijing North Star Co., Ltd., Class H	5,536,000	1,573,622
# *	Beijing Properties Holdings, Ltd.	10,632,000	257,860
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	2,165,000	627,168
#	Best Pacific International Holdings, Ltd.	2,102,000	572,053
	BII Railway Transportation Technology Holdings Co., Ltd.	2,636,000	172,523
	Billion Industrial Holdings, Ltd.	44,000	32,546
*	Bitauto Holdings, Ltd., ADR	250,176	3,777,658
	Bosideng International Holdings, Ltd.	9,232,000	3,035,218
	Boyaa Interactive International, Ltd.	2,555,000	305,826
	Brilliance China Automotive Holdings, Ltd.	2,242,000	1,987,108
*	Brilliant Circle Holdings International, Ltd.	250,000	20,407
#	BYD Electronic International Co., Ltd.	4,585,500	8,802,016
	C C Land Holdings, Ltd.	14,998,015	3,474,719
#	CA Cultural Technology Group, Ltd.	4,321,000	1,182,455
	Cabbeen Fashion, Ltd.	1,511,000	286,237
#	Canvest Environmental Protection Group Co., Ltd.	4,545,000	1,920,870
*	Capital Environment Holdings, Ltd.	22,348,000	395,091
*	CAR, Inc.	5,720,000	3,791,173
	Carrianna Group Holdings Co., Ltd.	2,031,257	189,746
*	CECEP COSTIN New Materials Group, Ltd.	4,494,000	65,096
#	Central China Real Estate, Ltd.	6,581,626	3,779,766
	Central China Securities Co., Ltd., Class H	5,959,000	1,144,595
*	Century Sunshine Group Holdings, Ltd.	12,390,000	325,775
*	CGN Meiya Power Holdings Co., Ltd.	10,558,000	1,323,607
	Changshouhua Food Co., Ltd.	1,673,000	581,912
#	Changyou.com, Ltd., ADR	104,951	1,119,827
#	Chaowei Power Holdings, Ltd.	4,462,000	1,475,467
	Cheetah Mobile, Inc., ADR	278,713	964,347
	China Aerospace International Holdings, Ltd.	13,480,500	750,866
	China Agri-Industries Holdings, Ltd.	15,794,800	8,436,281
	China Aircraft Leasing Group Holdings, Ltd.	1,943,500	1,982,305
*	China All Access Holdings, Ltd.	6,278,000	135,511
	China Animal Healthcare, Ltd.	3,671,000	88,625
	China Aoyuan Group, Ltd.	9,537,000	12,709,528
# *	China Automobile New Retail Holdings, Ltd.	662,000	62,480
# *	China Beidahuang Industry Group Holdings, Ltd.	4,032,000	42,741
	China BlueChemical, Ltd., Class H	13,894,000	2,946,753
*	China Chengtong Development Group, Ltd.	2,628,000	76,186
	China Common Rich Renewable Energy Investments, Ltd.	17,084,000	2,062,196
	China Communications Services Corp., Ltd., Class H	18,380,000	12,336,680
	China Datang Corp. Renewable Power Co., Ltd., Class H	14,791,000	1,402,225

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Daye Non-Ferrous Metals Mining, Ltd.	7,434,000	$40,422
	China Development Bank Financial Leasing Co., Ltd., Class H	110,000	18,634
# *	China Dili Group	13,295,699	4,065,746
*	China Distance Education Holdings, Ltd., ADR	69,868	534,490
	China Dongxiang Group Co., Ltd.	25,778,985	2,649,242
# *	China Dynamics Holdings, Ltd.	12,070,000	132,688
#	China Electronics Huada Technology Co., Ltd.	5,724,000	550,018
#	China Electronics Optics Valley Union Holding Co., Ltd.	14,920,000	865,844
	China Energy Engineering Corp., Ltd., Class H	906,000	106,217
	China Everbright Greentech Ltd.	2,895,000	1,363,721
	China Everbright International, Ltd.	7,306,000	5,181,945
	China Everbright, Ltd.	7,078,000	10,856,848
	China Fiber Optic Network System Group, Ltd.	9,639,999	65,164
	China Financial Services Holdings, Ltd.	7,270,000	367,178
	China Flavors & Fragrances Co., Ltd.	192,000	31,969
	China Foods, Ltd.	6,874,000	2,582,174
	China Glass Holdings, Ltd.	4,470,000	179,851
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	5,248,000	3,301,228
# *	China Greenland Broad Greenstate Group Co., Ltd.	5,628,000	174,019
	China Hanking Holdings, Ltd.	4,090,000	965,687
	China Harmony New Energy Auto Holding, Ltd.	6,061,500	3,105,690
*	China High Precision Automation Group, Ltd.	1,289,000	37,965
#	China High Speed Transmission Equipment Group Co., Ltd.	2,578,000	1,540,866
*	China Huiyuan Juice Group, Ltd.	4,034,500	728,554
*	China Index Holdings, Ltd., ADR	117,657	357,679
	China International Marine Containers Group Co., Ltd., Class H	3,086,020	2,712,107
	China Lesso Group Holdings, Ltd.	8,083,000	10,389,797
	China Lilang, Ltd.	3,406,000	2,411,923
*	China Logistics Property Holdings Co., Ltd.	2,966,000	1,162,890
# *	China Longevity Group Co., Ltd.	1,076,350	35,617
	China Longyuan Power Group Corp., Ltd., Class H	10,318,000	6,100,653
	China Machinery Engineering Corp., Class H	6,682,000	2,483,819
	China Maple Leaf Educational Systems, Ltd.	12,422,000	4,427,450
*	China Medical & HealthCare Group, Ltd.	20,000	443
	China Medical System Holdings, Ltd.	8,984,500	11,957,631
	China Meidong Auto Holdings, Ltd.	2,944,000	3,607,240
	China Merchants Land, Ltd.	11,192,000	1,672,776
# *	China Minsheng Financial Holding Corp., Ltd.	4,620,000	59,798
*	China Modern Dairy Holdings, Ltd.	6,933,000	859,423
#	China New Town Development Co., Ltd.	11,720,648	225,908
# *	China Oceanwide Holdings, Ltd.	4,994,000	158,656
	China Oil & Gas Group, Ltd.	31,898,000	1,061,863
	China Oriental Group Co., Ltd.	9,672,000	3,322,337
	China Overseas Grand Oceans Group, Ltd.	11,690,749	7,638,741
#	China Overseas Property Holdings, Ltd.	10,335,000	6,266,367
*	China Pioneer Pharma Holdings, Ltd.	3,339,000	805,622
	China Power International Development, Ltd.	37,046,333	7,165,732
*	China Properties Group, Ltd.	2,751,000	249,549
*	China Rare Earth Holdings, Ltd.	5,950,799	267,365
#	China Resources Medical Holdings Co., Ltd.	5,420,000	2,879,914
*	China Ruifeng Renewable Energy Holdings, Ltd.	2,172,000	82,051
	China Sanjiang Fine Chemicals Co., Ltd.	5,592,000	1,143,510
	China SCE Group Holdings, Ltd.	14,742,200	7,745,458
# *	China Shengmu Organic Milk, Ltd.	11,882,000	324,946
	China Shineway Pharmaceutical Group, Ltd.	2,328,200	2,013,779
*	China Silver Group, Ltd.	5,550,000	542,128
	China South City Holdings, Ltd.	30,212,000	3,363,103
	China Starch Holdings, Ltd.	7,505,000	139,215
	China State Construction Development Holdings, Ltd.	116,000	10,008

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction International Holdings, Ltd.	4,034,000	$3,206,353
	China Sunshine Paper Holdings Co., Ltd.	1,732,000	273,772
	China Suntien Green Energy Corp., Ltd., Class H	10,650,000	2,744,670
	China Tian Lun Gas Holdings, Ltd.	1,955,500	1,644,584
*	China Tianrui Group Cement Co., Ltd.	149,000	134,999
	China Traditional Chinese Medicine Holdings Co., Ltd.	15,592,000	7,204,790
	China Travel International Investment Hong Kong, Ltd.	18,419,900	2,938,160
	China Vast Industrial Urban Development Co., Ltd.	1,947,000	679,878
#	China Water Affairs Group, Ltd.	6,198,000	4,834,628
*	China Water Industry Group, Ltd.	1,748,000	96,019
	China Wood Optimization Holding, Ltd.	2,240,000	564,288
	China XLX Fertiliser, Ltd.	2,158,000	634,275
	China Yuhua Education Corp., Ltd.	7,512,000	5,202,123
# *	China Yurun Food Group, Ltd.	8,063,000	668,282
	China ZhengTong Auto Services Holdings, Ltd.	9,175,500	2,441,249
	China Zhongwang Holdings, Ltd.	12,532,400	4,149,122
#	Chinasoft International, Ltd.	15,438,000	9,015,227
	Chongqing Machinery & Electric Co., Ltd., Class H	4,630,000	295,941
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	764,000	24,403
	Chu Kong Shipping Enterprise Group Co., Ltd.	1,366,000	201,252
	CIFI Holdings Group Co., Ltd.	8,551,964	5,872,298
	CIMC Enric Holdings, Ltd.	4,292,000	2,190,849
# *	CIMC-TianDa Holdings Co., Ltd.	10,355,000	293,879
	CITIC Dameng Holdings, Ltd.	5,706,000	233,010
	CITIC Resources Holdings, Ltd.	19,938,600	1,136,882
# *	Citychamp Watch & Jewellery Group, Ltd.	11,376,000	2,442,985
	Clear Media, Ltd.	699,000	493,934
*	COFCO Meat Holdings, Ltd.	2,348,000	496,148
# *	Cogobuy Group	4,446,000	618,754
#	Colour Life Services Group Co., Ltd.	2,147,000	1,004,043
	Comba Telecom Systems Holdings, Ltd.	9,287,338	3,350,008
	Concord New Energy Group, Ltd.	41,114,964	1,863,651
	Consun Pharmaceutical Group, Ltd.	3,044,000	1,559,044
*	Coolpad Group, Ltd.	5,496,574	139,622
	COSCO SHIPPING Development Co., Ltd., Class H	17,321,000	1,832,833
#	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	8,836,000	3,842,064
#	COSCO SHIPPING International Hong Kong Co., Ltd.	4,181,000	1,247,742
	COSCO SHIPPING Ports, Ltd.	12,106,780	8,563,099
#	Cosmo Lady China Holdings Co., Ltd.	4,674,000	602,142
	CP Pokphand Co., Ltd.	42,204,594	3,673,141
#	CPMC Holdings, Ltd.	3,400,000	1,285,848
	CRCC High-Tech Equipment Corp., Ltd., Class H	2,840,500	417,785
# *	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	722,000	468,174
# *	CT Environmental Group, Ltd.	18,320,000	300,749
# *	CWT International, Ltd.	24,080,000	76,891
*	Cybernaut International Holdings Co., Ltd.	3,760,000	72,591
#	Da Ming International Holdings, Ltd.	880,000	185,006
	Dawnrays Pharmaceutical Holdings, Ltd.	7,232,886	1,348,668
# *	DBA Telecommunication Asia Holdings, Ltd.	876,000	42,928
# *	Differ Group Holding Co., Ltd.	12,028,000	702,898
	Digital China Holdings, Ltd.	6,175,500	3,134,923
	Dongfang Electric Corp., Ltd., Class H	2,441,600	1,271,685
#	Dongjiang Environmental Co., Ltd., Class H	1,254,575	950,082
	Dongyue Group, Ltd.	9,021,000	4,099,977
	Dynagreen Environmental Protection Group Co., Ltd., Class H	2,924,000	1,128,808
	E-Commodities Holdings, Ltd.	8,448,000	344,784
#	EEKA Fashion Holdings, Ltd.	1,287,000	1,360,561
	Embry Holdings, Ltd.	470,000	88,544
#	Essex Bio-technology, Ltd.	1,168,000	799,957

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	EVA Precision Industrial Holdings, Ltd.	5,080,435	$396,644
*	EverChina International Holdings Co., Ltd.	12,045,000	336,103
# *	Fang Holdings, Ltd., ADR	155,855	405,221
#	Fanhua, Inc., ADR	197,701	4,667,721
#	Fantasia Holdings Group Co., Ltd.	13,080,000	2,333,798
	Far East Horizon, Ltd.	12,823,000	11,329,297
*	First Tractor Co., Ltd., Class H	1,965,176	373,727
#	Flat Glass Group Co., Ltd., Class H	1,452,000	918,723
#	Fu Shou Yuan International Group, Ltd.	5,784,000	4,853,339
	Fufeng Group, Ltd.	10,308,600	3,983,470
#	Fuguiniao Co., Ltd., Class H	1,930,000	180,784
# *	Fullshare Holdings, Ltd.	47,842,500	934,095
*	GCL New Energy Holdings, Ltd.	18,764,000	334,440
# *	GCL-Poly Energy Holdings, Ltd.	119,196,000	4,530,280
	Gemdale Properties & Investment Corp., Ltd.	33,196,000	4,478,605
	Genertec Universal Medical Group Co., Ltd.	7,592,000	5,187,785
*	Glorious Property Holdings, Ltd.	21,037,501	465,051
	Golden Eagle Retail Group, Ltd.	3,117,000	3,212,051
*	Golden Meditech Holdings, Ltd.	356,000	36,235
	Golden Throat Holdings Group Co., Ltd.	991,500	145,732
	Golden Wheel Tiandi Holdings Co., Ltd.	546,000	37,282
	Goldlion Holdings, Ltd.	1,961,962	546,275
	Goldpac Group, Ltd.	2,372,000	524,560
# *	GOME Retail Holdings, Ltd.	79,714,000	7,314,790
*	Grand Baoxin Auto Group, Ltd.	5,701,992	912,462
#	Greatview Aseptic Packaging Co., Ltd.	6,634,000	2,645,086
	Greenland Hong Kong Holdings, Ltd.	7,060,000	2,663,052
	Greentown China Holdings, Ltd.	5,068,148	6,019,941
	Greentown Service Group Co., Ltd.	6,984,000	7,367,774
*	Guangdong Land Holdings, Ltd.	4,010,800	641,964
	Guangshen Railway Co., Ltd., Class H	6,028,000	1,667,302
	Guolian Securities Co., Ltd., Class H	1,330,500	445,012
	Guorui Properties, Ltd.	5,819,000	1,143,094
*	Haichang Ocean Park Holdings, Ltd.	6,608,000	595,594
# *	Hailiang Education Group, Inc., ADR	30,293	2,153,832
*	Hainan Meilan International Airport Co., Ltd., Class H	750,000	538,861
	Haitian International Holdings, Ltd.	4,178,000	9,032,860
# *	Harbin Bank Co., Ltd., Class H	1,594,000	287,544
# *	Harbin Electric Co., Ltd., Class H	5,615,413	1,466,463
# *	Harmonicare Medical Holdings, Ltd.	2,357,000	232,161
	HC Group, Inc.	40,000	10,455
# *	HC Group, Inc.	3,801,500	987,263
	Health and Happiness H&H International Holdings, Ltd.	1,449,000	6,073,983
	Henderson Investment, Ltd.	2,131,000	169,439
#	Hengdeli Holdings, Ltd.	14,517,399	549,951
# *	HengTen Networks Group, Ltd.	33,680,000	437,758
*	Hi Sun Technology China, Ltd.	12,936,000	1,889,748
	Hilong Holding, Ltd.	6,220,000	594,511
	Hisense Home Appliances Group Co., Ltd., Class H	2,469,000	2,511,490
	HKC Holdings, Ltd.	1,472,577	1,206,877
*	Honghua Group, Ltd.	20,216,000	1,106,161
	Honworld Group, Ltd.	1,287,500	460,323
	Hopefluent Group Holdings, Ltd.	1,553,670	329,964
	Hopson Development Holdings, Ltd.	4,564,000	4,170,584
*	HOSA International, Ltd.	3,700,000	25,916
*	Hua Han Health Industry Holdings, Ltd.	25,663,698	1,751,315
#	Hua Hong Semiconductor, Ltd.	3,032,000	7,237,451
	Huadian Fuxin Energy Corp., Ltd., Class H	18,008,000	3,079,072
	Huadian Power International Corp., Ltd., Class H	3,574,000	1,178,819

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huaneng Renewables Corp., Ltd., Class H	29,328,000	$11,995,736
*	Huanxi Media Group, Ltd.	1,340,000	307,677
	Huaxi Holdings Co., Ltd.	444,000	114,860
	Huazhong In-Vehicle Holdings Co., Ltd.	3,736,000	513,337
	Huishang Bank Corp., Ltd., Class H	34,000	12,545
*	iClick Interactive Asia Group, Ltd., ADR	14,584	54,252
#	IMAX China Holding, Inc.	935,500	1,741,952
	Inner Mongolia Yitai Coal Co., Ltd., Class H	554,000	357,174
#	Inspur International, Ltd.	1,096,000	392,316
# *	Jiangnan Group, Ltd.	16,796,000	698,150
	Jiayuan International Group, Ltd.	3,605,816	1,293,203
#	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	110,249	41,322
#	Jinchuan Group International Resources Co., Ltd.	12,519,000	1,037,490
	Jingrui Holdings, Ltd.	2,160,000	636,483
# *	JinkoSolar Holding Co., Ltd., ADR	242,380	4,532,506
	Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	19,500	9,685
	JNBY Design, Ltd.	1,258,000	1,456,635
	Joy City Property, Ltd.	19,712,000	1,964,563
*	JOYY, Inc.	133,218	8,063,686
	Ju Teng International Holdings, Ltd.	5,250,000	1,207,116
*	Jumei International Holding, Ltd., ADR	28,833	475,740
	Jutal Offshore Oil Services, Ltd.	1,158,000	87,929
	K Wah International Holdings, Ltd.	4,838,948	2,358,626
*	Kai Yuan Holdings, Ltd.	13,400,000	80,045
	Kaisa Group Holdings, Ltd.	18,442,000	7,647,432
# *	Kangda International Environmental Co., Ltd.	4,400,000	439,229
# *	Kasen International Holdings, Ltd.	4,994,000	2,176,366
	Kinetic Mines and Energy, Ltd.	468,000	22,201
	Kingboard Holdings, Ltd.	5,044,421	13,274,061
	Kingboard Laminates Holdings, Ltd.	7,139,000	7,293,789
#	Kingdee International Software Group Co., Ltd.	14,416,200	15,394,403
*	Kong Sun Holdings, Ltd.	1,325,000	10,446
# *	KuangChi Science, Ltd.	7,474,000	227,554
	KWG Group Holdings, Ltd.	9,928,450	12,856,784
	Lai Fung Holdings, Ltd.	627,532	710,788
	Lee & Man Chemical Co., Ltd.	1,070,785	474,854
	Lee & Man Paper Manufacturing, Ltd.	9,805,000	6,772,380
	Lee's Pharmaceutical Holdings, Ltd.	1,714,000	921,441
	Legend Holdings Corp., Class H	112,700	209,479
	Leoch International Technology, Ltd.	2,659,000	206,560
# *	Lexinfintech Holdings, Ltd., ADR	279,718	3,720,249
*	Lifestyle China Group, Ltd.	2,138,000	571,942
*	Lifetech Scientific Corp.	19,144,000	3,428,769
*	Link Motion, Inc., Sponsored ADR	690,534	19,956
	Livzon Pharmaceutical Group, Inc., Class H	1,021,103	3,501,174
	LK Technology Holdings, Ltd.	322,500	17,964
	Lonking Holdings, Ltd.	14,620,000	3,834,683
#	Luye Pharma Group, Ltd.	7,500,000	4,811,437
	LVGEM China Real Estate Investment Co., Ltd.	600,000	202,784
#	Maanshan Iron & Steel Co., Ltd., Class H	3,692,048	1,305,849
	Maoye International Holdings, Ltd.	8,426,000	538,073
*	Meitu, Inc.	3,603,000	689,193
	Min Xin Holdings, Ltd.	922,000	353,862
*	Mingfa Group International Co., Ltd.	7,108,000	51,526
	Mingyuan Medicare Development Co., Ltd.	6,950,000	38,568
#	Minmetals Land, Ltd.	11,042,000	1,702,634
	Minth Group, Ltd.	4,937,000	15,100,807
# *	MMG, Ltd.	16,778,999	3,753,280
	MOBI Development Co., Ltd.	1,618,000	213,873

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Modern Land China Co., Ltd.	5,832,800	$810,564
#	Nan Hai Corp., Ltd.	24,100,000	288,421
*	Nature Home Holding Co., Ltd.	1,657,000	308,423
	NetDragon Websoft Holdings, Ltd.	1,201,500	2,902,003
# *	New Century Healthcare Holding Co., Ltd.	110,500	33,596
	New Universe Environmental Group, Ltd.	300,000	9,484
*	New World Department Store China, Ltd.	3,643,462	585,573
	Nexteer Automotive Group, Ltd.	5,808,000	4,269,894
	Nine Dragons Paper Holdings, Ltd.	13,208,000	12,481,693
# *	Noah Holdings, Ltd., ADR	189,282	6,422,338
# *	North Mining Shares Co., Ltd.	47,100,000	84,938
#	NVC International Holdings, Ltd.	9,935,000	306,186
	O-Net Technologies Group, Ltd.	3,039,000	1,572,395
	Overseas Chinese Town Asia Holdings, Ltd.	1,446,183	443,388
# *	Ozner Water International Holding, Ltd.	2,683,000	204,640
#	Pacific Online, Ltd.	2,998,365	603,489
# *	Panda Green Energy Group, Ltd.	20,648,000	674,060
*	Parkson Retail Group, Ltd.	7,759,000	539,863
	PAX Global Technology, Ltd.	5,809,000	2,691,837
	Peking University Resources Holdings Co., Ltd.	176,000	4,419
#	Phoenix Media Investment Holdings, Ltd.	8,174,000	519,653
	Phoenix New Media, Ltd., ADR	190,696	345,160
	Poly Culture Group Corp., Ltd., Class H	85,000	55,861
	Poly Property Group Co., Ltd.	16,468,000	6,378,735
	Pou Sheng International Holdings, Ltd.	14,901,806	4,438,056
#	Powerlong Real Estate Holdings, Ltd.	10,707,000	5,860,399
# *	PW Medtech Group, Ltd.	5,145,000	843,020
# *	Q Technology Group Co., Ltd.	2,725,000	3,842,082
	Qingdao Port International Co., Ltd., Class H	1,664,000	1,079,396
	Qingling Motors Co., Ltd., Class H	4,734,000	1,105,609
	Qinhuangdao Port Co., Ltd., Class H	3,011,500	519,553
# *	Qinqin Foodstuffs Group Cayman Co., Ltd.	65,000	20,557
*	Real Gold Mining, Ltd.	300,500	10,176
	Red Star Macalline Group Corp., Ltd., Class H	54,600	40,972
	Redco Properties Group Ltd.	6,718,000	2,955,595
*	Renren, Inc., ADR	12,575	21,929
*	REXLot Holdings, Ltd.	98,652,252	100,347
	Rivera Holdings, Ltd.	1,382,000	83,096
	Road King Infrastructure, Ltd.	2,089,000	3,507,005
	Ronshine China Holdings, Ltd.	3,388,500	3,583,438
	Sany Heavy Equipment International Holdings Co., Ltd.	7,580,000	3,664,982
#	Seaspan Corp.	558,523	6,741,373
# *	Secoo Holding, Ltd., ADR	53,545	340,546
	Shandong Chenming Paper Holdings, Ltd., Class H	3,054,750	1,190,969
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	11,216,000	13,374,549
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	1,094,400	698,043
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,759,000	1,022,474
*	Shanghai Haohai Biological Technology Co., Ltd., Class H	208,300	1,036,087
	Shanghai Industrial Holdings, Ltd.	3,612,000	6,362,084
	Shanghai Industrial Urban Development Group, Ltd.	16,777,000	1,930,452
	Shanghai Jin Jiang Capital Co., Ltd., Class H	9,666,000	1,623,702
	Shanghai Prime Machinery Co., Ltd., Class H	5,092,000	475,031
*	Shanghai Zendai Property, Ltd.	21,220,000	120,900
#	Shengjing Bank Co., Ltd., Class H	187,000	165,116
	Shenguan Holdings Group, Ltd.	7,048,000	285,447
	Shenzhen Expressway Co., Ltd., Class H	5,724,400	7,406,683
	Shenzhen International Holdings, Ltd.	7,852,816	15,686,452
	Shenzhen Investment, Ltd.	24,169,720	8,346,299
	Shougang Concord International Enterprises Co., Ltd.	54,888,000	2,415,196

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shougang Fushan Resources Group, Ltd.	18,460,000	$3,634,171
	Shui On Land, Ltd.	27,670,143	5,516,158
*	Shunfeng International Clean Energy, Ltd.	8,150,000	108,471
	Sichuan Expressway Co., Ltd., Class H	5,600,000	1,529,353
	Sihuan Pharmaceutical Holdings Group, Ltd.	28,741,000	3,240,684
*	Silver Grant International Holdings Group, Ltd.	6,886,001	1,032,696
*	SINA Corp.	228,656	8,858,133
#	Sinofert Holdings, Ltd.	16,819,327	1,636,553
	Sino-I Technology, Ltd.	3,950,000	24,536
# *	Sinolink Worldwide Holdings, Ltd.	16,106,800	791,986
	Sino-Ocean Group Holding, Ltd.	16,045,000	5,769,926
	Sinopec Engineering Group Co., Ltd., Class H	9,601,000	5,173,467
	Sinopec Kantons Holdings, Ltd.	7,788,000	3,031,247
*	Sinopec Oilfield Service Corp., Class H	738,000	74,282
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	746,000	189,677
#	Sinosoft Technology Group, Ltd.	5,300,599	1,020,831
	Sinotrans, Ltd., Class H	16,846,000	5,154,961
	Sinotruk Hong Kong, Ltd.	4,630,500	7,950,766
	Skyfame Realty Holdings, Ltd.	17,940,000	2,324,573
*	Skyworth Group, Ltd.	14,687,628	3,921,379
# *	SMI Holdings Group, Ltd.	6,033,814	388,446
	SOHO China, Ltd.	15,259,000	5,817,764
*	Sohu.com, Ltd., ADR	115,019	1,222,652
*	Sparkle Roll Group, Ltd.	7,624,000	240,294
	Springland International Holdings, Ltd.	5,221,000	1,497,394
*	SPT Energy Group, Inc.	4,010,000	307,050
*	SRE Group, Ltd.	33,284,346	208,528
#	SSY Group, Ltd.	11,747,152	10,736,669
# *	Starrise Media Holdings, Ltd.	2,410,000	371,341
	Suchuang Gas Corp., Ltd.	608,000	142,571
#	Sun King Power Electronics Group	3,840,000	564,288
# *	Sunshine 100 China Holdings, Ltd.	940,000	170,301
	Symphony Holdings, Ltd.	8,800,000	961,764
	Tang Palace China Holdings, Ltd.	440,000	57,189
*	Tarena International, Inc., ADR	94,107	214,564
*	Taung Gold International, Ltd.	60,770,000	289,390
	TCL Electronics Holdings, Ltd.	5,372,347	2,406,473
*	Tech Pro Technology Development, Ltd.	43,862,000	72,288
	Ten Pao Group Holdings, Ltd.	1,296,000	146,089
#	Tenfu Cayman Holdings Co., Ltd.	289,000	225,153
# *	Tenwow International Holdings, Ltd.	4,220,000	38,741
	Texhong Textile Group, Ltd.	2,053,000	2,140,838
*	Textainer Group Holdings, Ltd.	178,962	1,717,062
	Tian An China Investment Co., Ltd.	1,718,000	709,973
# *	Tian Ge Interactive Holdings, Ltd.	3,128,000	702,072
#	Tian Shan Development Holding, Ltd.	1,880,000	725,954
	Tiangong International Co., Ltd.	4,118,000	1,395,922
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	2,484,000	795,883
	Tianjin Development Holdings, Ltd.	3,616,000	962,919
	Tianjin Port Development Holdings, Ltd.	14,950,800	1,334,694
#	Tianneng Power International, Ltd.	5,170,048	3,460,863
	Tianyun International Holdings, Ltd.	1,794,000	213,510
*	Tibet Water Resources, Ltd.	11,844,000	775,984
	Time Watch Investments, Ltd.	1,562,000	171,291
	Tomson Group, Ltd.	3,131,054	796,516
	Tong Ren Tang Technologies Co., Ltd., Class H	4,039,000	3,738,245
	Tongda Group Holdings, Ltd.	31,420,000	3,303,712
*	Tongfang Kontafarma Holdings, Ltd.	186,000	3,008
#	Top Spring International Holdings, Ltd.	1,539,500	259,955

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
# *	Tou Rong Chang Fu Group, Ltd.	15,232,000	$86,882
	Towngas China Co., Ltd.	7,169,609	4,441,515
#	Trigiant Group, Ltd.	4,142,000	892,891
*	Truly International Holdings, Ltd.	8,011,573	1,044,213
	Tsaker Chemical Group, Ltd.	1,314,500	288,778
*	Tuniu Corp., Sponsored ADR	148,809	285,713
	Uni-President China Holdings, Ltd.	8,473,000	8,624,027
	United Energy Group, Ltd.	40,760,900	7,190,363
# *	V1 Group, Ltd.	10,687,579	255,059
	Vinda International Holdings, Ltd.	1,108,000	2,678,802
*	Vipshop Holdings, Ltd., ADR	84,420	1,074,667
	Wanguo International Mining Group, Ltd.	82,000	15,831
	Wasion Holdings, Ltd.	4,002,000	1,577,372
	Weiqiao Textile Co., Class H	2,420,500	626,017
	West China Cement, Ltd.	21,848,000	3,510,620
#	Wisdom Education International Holdings Co., Ltd.	3,318,000	1,249,471
	Wison Engineering Services Co., Ltd.	1,334,000	128,359
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	2,489,000	2,646,239
	Xiamen International Port Co., Ltd., Class H	7,298,000	885,773
	Xingda International Holdings, Ltd.	6,955,713	1,883,661
	Xingfa Aluminium Holdings, Ltd.	503,000	465,851
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,791,103	1,922,632
*	Xinming China Holdings, Ltd.	936,000	152,772
	Xinyi Solar Holdings, Ltd.	18,607,781	13,004,028
#	Xinyuan Real Estate Co., Ltd., ADR	201,648	669,471
	Xtep International Holdings, Ltd.	8,503,439	3,849,683
*	Xunlei, Ltd., ADR	135,982	575,204
	Yadea Group Holdings, Ltd.	8,016,000	2,065,329
*	Yanchang Petroleum International, Ltd.	17,350,000	101,040
	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	173,500	295,164
	Yashili International Holdings, Ltd.	5,308,000	456,902
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	740,200	4,242,358
*	Yida China Holdings, Ltd.	1,148,000	215,869
	Yip's Chemical Holdings, Ltd.	1,728,000	544,415
# *	Yiren Digital, Ltd., ADR	170,566	781,192
	Yorkey Optical International Cayman, Ltd.	396,000	37,649
*	Youyuan International Holdings, Ltd.	2,698,070	67,742
*	YuanShengTai Dairy Farm, Ltd.	7,460,000	257,350
	Yuexiu Property Co., Ltd.	53,734,284	10,756,031
	Yuexiu Transport Infrastructure, Ltd.	5,954,018	5,185,188
	Yunnan Water Investment Co., Ltd., Class H	101,000	20,230
	Yuzhou Properties Co., Ltd.	15,831,759	7,304,643
	Zhaojin Mining Industry Co., Ltd., Class H	4,695,000	5,409,196
	Zhejiang Expressway Co., Ltd., Class H	9,478,000	7,737,530
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,938,000	962,064
# *	Zhong An Group, Ltd.	21,049,800	606,207
#	Zhongyu Gas Holdings, Ltd.	1,899,306	1,712,096
#	Zhou Hei Ya International Holdings Co., Ltd.	4,124,500	2,024,308
# *	Zhuguang Holdings Group Co., Ltd.	7,324,000	1,075,309
#	Zhuhai Holdings Investment Group, Ltd.	2,104,000	323,131
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	1,275,000	4,293,231
TOTAL CHINA			1,067,577,622
COLOMBIA — (0.2%)
	Bolsa de Valores de Colombia	63,819	205,266
	Celsia SA ESP	2,207,486	2,927,178
	Cementos Argos SA	1,331,129	2,529,923
*	CEMEX Latam Holdings SA	1,033,969	1,266,763
*	Constructora Conconcreto SA	323,906	45,082

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
*	Corp. Financiera Colombiana SA	307,609	$2,923,189
*	Empresa de Telecomunicaciones de Bogota	1,525,849	115,108
	Grupo Nutresa SA	177,689	1,286,427
	Interconexion Electrica SA ESP	85,002	467,262
	Mineros SA	184,353	164,947
	Promigas SA ESP	10,240	22,157
TOTAL COLOMBIA			11,953,302
GREECE — (0.5%)
	Aegean Airlines SA	199,732	1,851,437
	Athens Water Supply & Sewage Co. SA	194,950	1,604,834
	AUTOHELLAS SA	111,371	950,607
	Bank of Greece	140,045	2,462,583
*	Ellaktor SA	733,119	1,383,232
	Fourlis Holdings SA	267,223	1,682,774
*	GEK Terna Holding Real Estate Construction SA	490,457	4,445,375
	Hellenic Exchanges - Athens Stock Exchange SA	423,013	2,188,843
	Holding Co. ADMIE IPTO SA	575,213	1,469,685
*	Intracom Holdings SA	368,162	340,218
*	Intralot SA-Integrated Lottery Systems & Services	686,426	277,237
*	LAMDA Development SA	343,037	3,068,305
*	Marfin Investment Group Holdings SA	4,921,525	560,537
	Mytilineos SA	328,797	3,369,065
*	Piraeus Bank SA	1,138,996	4,044,882
	Piraeus Port Authority SA	45,059	1,082,642
	Sarantis SA	189,016	1,862,851
*	Terna Energy SA	210,432	1,892,690
	Thessaloniki Port Authority SA	344	10,269
TOTAL GREECE			34,548,066
HONG KONG — (0.0%)
*	Leyou Technologies Holdings, Ltd.	220,000	70,568
HUNGARY — (0.1%)
	CIG Pannonia Life Insurance P.L.C., Class A	205,071	120,181
	Magyar Telekom Telecommunications P.L.C.	1,925,060	2,869,929
# *	Opus Global Nyrt	223,244	206,973
	Richter Gedeon Nyrt	114,778	2,467,333
TOTAL HUNGARY			5,664,416
INDIA — (12.3%)
*	3M India, Ltd.	4,905	1,572,952
*	5Paisa Capital, Ltd.	23,504	61,687
	Aarti Drugs, Ltd.	20,845	178,431
	Aarti Industries, Ltd.	394,124	5,461,246
*	Aarti Surfactants, Ltd.	19,706	22,007
	Abbott India, Ltd.	15,291	2,684,747
*	Accelya Kale Solutions, Ltd.	3,300	48,627
	Adani Enterprises, Ltd.	740,109	2,366,318
	Adani Gas, Ltd.	303,642	704,586
*	Adani Green Energy, Ltd.	799,473	2,107,204
*	Adani Power, Ltd.	2,678,174	2,284,184
*	Adani Transmissions, Ltd.	501,351	2,335,257
*	Aditya Birla Capital, Ltd.	563,156	779,439
*	Aditya Birla Fashion and Retail, Ltd.	796,451	2,606,468
	Advanced Enzyme Technologies, Ltd.	175,630	417,662
	Aegis Logistics, Ltd.	685,378	2,016,982
	Agro Tech Foods, Ltd.	75,081	727,709

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ahluwalia Contracts India, Ltd.	24,323	$112,526
	AIA Engineering, Ltd.	237,021	5,917,866
	Ajanta Pharma, Ltd.	194,402	3,007,521
	Akzo Nobel India, Ltd.	76,965	2,205,567
	Alembic Pharmaceuticals, Ltd.	445,297	3,920,009
	Alembic, Ltd.	646,465	519,792
	Alkyl Amines Chemicals	24,981	457,534
*	Allahabad Bank	2,954,463	733,116
	Allcargo Logistics, Ltd.	459,158	723,650
	Amara Raja Batteries, Ltd.	310,419	3,348,327
	Amber Enterprises India, Ltd.	8,548	179,624
	Amrutanjan Health Care, Ltd.	7,403	46,935
*	Amtek Auto, Ltd.	217,501	1,572
	Anant Raj, Ltd.	672,753	342,298
*	Andhra Bank	2,182,584	489,958
	Andhra Sugars, Ltd. (The)	26,020	115,596
*	Anup Engineering, Ltd.	23,197	195,913
	Apar Industries, Ltd.	90,684	492,759
	Apcotex Industries, Ltd.	3,763	8,091
	APL Apollo Tubes, Ltd.	41,693	1,146,400
	Apollo Hospitals Enterprise, Ltd.	449,202	10,470,119
	Apollo Tyres, Ltd.	2,096,065	4,882,822
*	Arvind Fashions, Ltd.	224,643	1,238,141
	Arvind, Ltd.	1,020,342	615,184
	Asahi India Glass, Ltd.	452,109	1,521,675
	Ashiana Housing, Ltd.	240,932	375,501
	Ashok Leyland, Ltd.	4,777,564	5,480,641
*	Ashoka Buildcon, Ltd.	502,607	800,601
	Astra Microwave Products, Ltd.	45,929	60,296
	Astral Polytechnik, Ltd.	165,627	2,784,172
	AstraZeneca Pharma India, Ltd.	19,541	724,424
	Atul, Ltd.	73,157	5,031,917
	Automotive Axles, Ltd.	38,408	448,095
	Avanti Feeds, Ltd.	286,905	2,663,048
*	Bajaj Consumer Care, Ltd.	449,896	1,416,050
	Bajaj Electricals, Ltd.	188,714	984,506
*	Bajaj Hindusthan Sugar, Ltd.	2,833,384	251,035
	Bajaj Holdings & Investment, Ltd.	106,768	5,177,439
	Balaji Amines, Ltd.	64,754	352,903
	Balkrishna Industries, Ltd.	551,661	8,251,813
	Balmer Lawrie & Co., Ltd.	463,285	779,357
	Balrampur Chini Mills, Ltd.	1,070,294	2,479,363
	Banco Products India, Ltd.	152,996	220,564
	Bandhan Bank, Ltd.	679,957	4,279,603
*	Bank of Baroda	976,400	1,259,464
*	Bank of Maharashtra	1,481,319	271,562
	Bannari Amman Sugars, Ltd.	14,297	292,584
	BASF India, Ltd.	84,973	1,180,644
	Bata India, Ltd.	157,245	3,971,059
	Bayer CropScience, Ltd.	7,704	445,151
	BEML, Ltd.	122,565	1,674,803
	Berger Paints India, Ltd.	508,953	3,990,418
*	BF Utilities, Ltd.	65,333	275,187
	Bhansali Engineering Polymers, Ltd.	345,140	241,592
	Bharat Dyanamics, Ltd.	13,066	52,732
	Bharat Forge, Ltd.	222,163	1,522,857
	Bharat Heavy Electricals, Ltd.	4,925,028	2,941,392
	Bharat Rasayan, Ltd.	2,686	242,427
*	Bharti Airtel, Ltd.	915	6,363

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Birla Corp., Ltd.	156,222	$1,735,590
	Birla Tyres, Ltd.	78,725	4,578
*	Birlasoft, Ltd.	1,131,802	1,276,248
	Bliss Gvs Pharma, Ltd.	354,023	714,080
	Blue Dart Express, Ltd.	34,617	1,307,543
	Blue Star, Ltd.	209,276	2,436,037
	Bodal Chemicals, Ltd.	310,384	319,535
	Bombay Dyeing & Manufacturing Co., Ltd.	683,285	901,075
	Borosil Glass Works, Ltd.	103,567	250,396
	Brigade Enterprises, Ltd.	453,459	1,504,746
	BSE, Ltd.	65,489	489,443
	Can Fin Homes, Ltd.	240,769	1,630,028
*	Canara Bank	1,079,108	3,045,438
	Capacit'e Infraprojects, Ltd.	15,657	42,273
	Caplin Point Laboratories, Ltd.	131,467	526,684
	Carborundum Universal, Ltd.	390,811	1,835,774
	Care Ratings, Ltd.	124,751	1,145,369
	Castrol India, Ltd.	540,366	1,014,521
	CCL Products India, Ltd.	443,978	1,394,786
	Ceat, Ltd.	158,431	2,216,631
	Central Depository Services India, Ltd.	189,122	700,389
	Century Plyboards India, Ltd.	456,848	1,090,015
	Century Textiles & Industries, Ltd.	109,789	977,340
	Cera Sanitaryware, Ltd.	33,236	1,259,868
	CESC, Ltd.	588,347	5,823,342
*	CG Power and Industrial Solutions, Ltd.	2,544,959	342,452
	Chambal Fertilizers & Chemicals, Ltd.	1,102,624	2,788,766
*	Chennai Petroleum Corp., Ltd.	325,975	568,863
	Chennai Super Kings Cricket, Ltd.	1,658,632	9,807
*	Cholamandalam Financial Holdings, Ltd.	529,989	4,023,879
	Cholamandalam Investment and Finance Co., Ltd.	59,356	270,201
	City Union Bank, Ltd.	1,698,638	5,478,190
	Cochin Shipyard, Ltd.	31,944	169,992
*	Coffee Day Enterprises, Ltd.	170,282	76,836
	Coromandel International, Ltd.	576,439	5,098,935
*	Corp. Bank	1,978,268	648,117
*	Cox & Kings, Ltd.	433,659	5,756
*	CreditAccess Grameen, Ltd.	11,168	124,768
	CRISIL, Ltd.	130,890	3,124,947
	Crompton Greaves Consumer Electricals, Ltd.	3,162,419	12,410,270
	Cummins India, Ltd.	235,271	1,892,258
	Cyient, Ltd.	394,638	2,723,743
*	Dalmia Bharat, Ltd.	324,460	3,970,607
	DB Corp., Ltd.	166,994	321,908
	DCB Bank, Ltd.	1,542,501	3,866,849
	DCM Shriram, Ltd.	310,041	1,609,908
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	187,415	292,383
	Deepak Nitrite, Ltd.	291,386	1,578,655
	Delta Corp., Ltd.	661,802	1,669,770
	DFM Foods, Ltd.	8,141	35,086
	Dhampur Sugar Mills, Ltd.	160,213	456,152
	Dhanuka Agritech, Ltd.	52,930	383,333
	Dilip Buildcon, Ltd.	206,171	1,200,105
*	Dish TV India, Ltd.	3,416,870	617,603
	Dishman Carbogen Amcis, Ltd.	626,796	656,299
	Dixon Technologies India, Ltd.	14,760	951,336
	Dr Lal PathLabs, Ltd.	158,114	3,924,408
*	Dynamatic Technologies, Ltd.	8,945	121,626
	eClerx Services, Ltd.	148,609	1,301,423

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Edelweiss Financial Services, Ltd.	1,553,368	$2,067,271
	EID Parry India, Ltd.	498,042	1,593,499
	EIH, Ltd.	1,061,250	2,082,311
*	Electrosteel Castings, Ltd.	335,135	69,703
	Elgi Equipments, Ltd.	360,052	1,268,303
	Emami, Ltd.	218,114	901,736
	Endurance Technologies, Ltd.	25,573	388,776
	Engineers India, Ltd.	1,179,297	1,498,604
	Entertainment Network India, Ltd.	67,400	236,623
*	Eris Lifesciences, Ltd.	64,602	472,443
	Escorts, Ltd.	513,152	5,748,145
	Essel Propack, Ltd.	160,818	404,077
*	Excel Crop Care, Ltd.	4,882	218,535
	Excel Industries, Ltd.	3,403	42,073
	Exide Industries, Ltd.	1,610,129	4,427,128
*	FDC, Ltd.	412,778	1,355,014
	Federal Bank, Ltd.	12,245,710	15,665,476
	Fine Organic Industries, Ltd.	504	16,392
	Finolex Cables, Ltd.	715,165	3,986,551
	Finolex Industries, Ltd.	296,857	2,354,489
	Firstsource Solutions, Ltd.	1,495,616	913,991
*	Fortis Healthcare, Ltd.	2,437,099	5,220,580
*	Future Enterprises, Ltd.	834,553	279,019
	Future Lifestyle Fashions, Ltd.	138,287	803,766
*	Future Retail, Ltd.	192,546	888,199
	Gabriel India, Ltd.	449,526	713,047
	Galaxy Surfactants, Ltd.	4,971	112,435
	Garware Technical Fibres, Ltd.	56,666	1,185,524
	Gateway Distriparks, Ltd.	391,090	759,296
*	Gayatri Projects, Ltd.	297,572	226,768
	GE Power India, Ltd.	9,914	95,516
	GE T&D India, Ltd.	196,502	460,278
	GHCL, Ltd.	237,567	617,717
	GIC Housing Finance, Ltd.	98,590	211,612
	Gillette India, Ltd.	16,477	1,440,938
	GlaxoSmithKline Pharmaceuticals, Ltd.	15,766	366,792
	Glenmark Pharmaceuticals, Ltd.	579,828	2,512,776
	GMM Pfaudler, Ltd.	2,017	70,483
*	GMR Infrastructure, Ltd.	11,261,483	3,583,389
	GOCL Corp., Ltd.	46,790	189,445
	Godfrey Phillips India, Ltd.	91,690	1,549,118
	Godrej Agrovet, Ltd.	21,886	170,799
	Godrej Industries, Ltd.	466,949	2,689,415
*	Godrej Properties, Ltd.	212,034	3,212,713
	Granules India, Ltd.	751,239	1,533,997
	Graphite India, Ltd.	52,686	218,814
	Great Eastern Shipping Co., Ltd. (The)	470,650	1,981,251
	Greaves Cotton, Ltd.	583,522	1,103,113
*	Greenpanel Industries, Ltd.	223,561	175,107
	Greenply Industries, Ltd.	228,130	488,111
	Grindwell Norton, Ltd.	105,759	941,088
	Gujarat Alkalies & Chemicals, Ltd.	171,885	953,415
	Gujarat Ambuja Exports, Ltd.	257,558	553,648
*	Gujarat Fluorochemicals, Ltd.	224,424	1,943,323
	Gujarat Gas, Ltd.	1,484,059	5,997,038
	Gujarat Industries Power Co., Ltd.	310,190	349,022
	Gujarat Mineral Development Corp., Ltd.	738,617	630,086
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	250,999	682,821
	Gujarat Pipavav Port, Ltd.	1,251,109	1,530,198

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat State Fertilizers & Chemicals, Ltd.	857,581	$1,025,683
	Gujarat State Petronet, Ltd.	1,224,601	4,337,860
	Gulf Oil Lubricants India, Ltd.	98,466	1,112,705
*	GVK Power & Infrastructure, Ltd.	5,494,440	335,312
	Hatsun Agro Products, Ltd.	67,497	600,326
	HBL Power Systems, Ltd.	627,675	167,957
*	HealthCare Global Enterprises, Ltd.	92,974	151,635
	HEG, Ltd.	11,644	174,258
	HeidelbergCement India, Ltd.	555,226	1,552,907
*	Hemisphere Properties India, Ltd.	216,014	378,704
	Heritage Foods, Ltd.	80,360	417,176
	Hester Biosciences, Ltd.	10,615	236,589
	Hexaware Technologies, Ltd.	790,734	4,041,783
	HFCL, Ltd.	3,888,873	919,965
	Hikal, Ltd.	329,825	571,293
	HIL, Ltd.	15,712	308,200
	Himadri Speciality Chemical, Ltd.	741,694	685,948
	Himatsingka Seide, Ltd.	253,987	452,832
	Hinduja Global Solutions, Ltd.	46,310	436,187
*	Hindustan Construction Co., Ltd.	1,274,912	194,674
*	Hindustan Oil Exploration Co., Ltd.	265,838	382,184
	Honda SIEL Power Products, Ltd.	16,776	282,608
	Honeywell Automation India, Ltd.	12,154	4,715,802
*	Housing Development & Infrastructure, Ltd.	1,020,554	37,218
	HT Media, Ltd.	35,267	7,625
	Huhtamaki PPL, Ltd.	141,795	492,513
	ICICI Securities, Ltd.	122,688	809,141
	ICRA, Ltd.	3,234	133,124
*	IDFC First Bank, Ltd.	14,218,000	8,088,838
	IDFC, Ltd.	6,001,369	2,937,227
*	IFB Industries, Ltd.	67,188	564,701
*	IFCI, Ltd.	5,770,540	518,192
	IIFL Finance, Ltd.	1,399,248	3,302,386
*	IIFL Securities, Ltd.	1,410,829	1,070,858
	IIFL Wealth Management, Ltd.	201,547	3,770,318
	India Cements, Ltd. (The)	1,409,890	1,614,200
	India Glycols, Ltd.	67,908	260,899
	India Nippon Electricals, Ltd.	14,955	77,794
	Indiabulls Housing Finance, Ltd.	1,474,130	6,327,515
*	Indiabulls Integrated Services, Ltd.	41,160	68,407
*	Indiabulls Real Estate, Ltd.	1,754,817	2,558,537
	Indiabulls Ventures, Ltd.	876,407	2,170,934
	Indiabulls Ventures, Ltd.	152,225	154,843
*	Indian Bank	734,341	1,065,090
*	Indian Energy Exchange, Ltd.	54,292	127,447
	Indian Hotels Co., Ltd. (The)	3,616,936	7,228,099
	Indian Hume Pipe Co., Ltd.	61,177	221,256
*	Indian Overseas Bank	3,056,882	434,898
	Indo Count Industries, Ltd.	435,926	323,367
	Indoco Remedies, Ltd.	237,544	746,437
	IndusInd Bank, Ltd.	234,655	4,111,585
	INEOS Styrolution India, Ltd.	29,041	324,851
	Infibeam Avenues, Ltd.	887,661	712,046
	Ingersoll-Rand India, Ltd.	77,279	721,629
	Inox Leisure, Ltd.	411,666	2,329,914
	Insecticides India, Ltd.	32,706	253,456
*	Intellect Design Arena, Ltd.	352,089	835,327
	Ipca Laboratories, Ltd.	386,950	6,784,044
*	IRB Infrastructure Developers, Ltd.	1,131,314	1,634,409

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	IRCON International, Ltd.	15,613	$103,204
	ITD Cementation India, Ltd.	370,866	313,414
*	ITI, Ltd.	77,824	93,135
	J Kumar Infraprojects, Ltd.	166,672	361,127
	Jagran Prakashan, Ltd.	738,198	698,187
	Jai Corp., Ltd.	351,131	547,221
*	Jain Irrigation Systems, Ltd.	931,836	92,516
*	Jaiprakash Associates, Ltd.	3,429,585	91,076
*	Jaiprakash Power Ventures, Ltd.	15,245,328	492,338
*	Jammu & Kashmir Bank, Ltd. (The)	1,948,529	748,354
	Jamna Auto Industries, Ltd.	1,256,657	738,599
	JB Chemicals & Pharmaceuticals, Ltd.	213,045	1,481,288
	Jindal Photo Imaging, Ltd.	27,121	22,881
	Jindal Poly Films, Ltd.	103,203	338,092
	Jindal Saw, Ltd.	986,494	1,240,012
*	Jindal Stainless Hisar, Ltd.	334,099	359,146
*	Jindal Stainless, Ltd.	515,725	289,167
*	Jindal Steel & Power, Ltd.	2,739,856	6,722,020
	JK Cement, Ltd.	158,530	3,071,581
	JK Lakshmi Cement, Ltd.	297,665	1,487,506
	JK Paper, Ltd.	516,633	927,557
	JK Tyre & Industries, Ltd.	469,424	486,375
	JM Financial, Ltd.	1,876,685	2,773,301
	JMC Projects India, Ltd.	273,093	373,272
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	63,913	2,155,383
	JSW Energy, Ltd.	2,868,635	2,521,989
	JTEKT India, Ltd.	135,302	157,074
	Jubilant Foodworks, Ltd.	499,835	13,241,854
	Jubilant Life Sciences, Ltd.	521,398	4,213,366
*	Just Dial, Ltd.	294,243	2,306,946
	Jyothy Labs Ltd.	822,956	1,782,686
	Kajaria Ceramics, Ltd.	540,724	4,396,447
	Kalpataru Power Transmission, Ltd.	384,044	2,402,498
	Kalyani Steels, Ltd.	109,183	334,998
	Kansai Nerolac Paints, Ltd.	242,909	1,718,515
	Karnataka Bank, Ltd. (The)	1,373,076	1,415,491
	Karur Vysya Bank, Ltd. (The)	2,995,983	2,034,696
	Kaveri Seed Co., Ltd.	217,285	1,439,133
	KCP, Ltd. (The)	269,517	241,211
	KEC International, Ltd.	593,896	2,811,041
	KEI Industries, Ltd.	275,843	2,181,182
*	Kesoram Industries, Ltd.	67,056	49,581
	Kewal Kiran Clothing, Ltd.	2,328	32,010
	Kiri Industries, Ltd.	74,470	399,918
	Kirloskar Brothers, Ltd.	136,214	281,831
	Kirloskar Oil Engines, Ltd.	257,475	529,242
	KNR Constructions, Ltd.	277,767	1,183,219
	Kolte-Patil Developers, Ltd.	123,025	456,694
*	KPIT Technologies, Ltd.	1,131,802	1,562,822
	KPR Mill, Ltd.	105,973	1,010,736
	KRBL, Ltd.	409,902	1,513,497
	KSB, Ltd.	40,851	423,255
	L&T Finance Holdings, Ltd.	2,706,264	4,423,125
	LA Opala RG, Ltd.	122,090	314,558
	Lakshmi Machine Works, Ltd.	22,277	1,022,831
*	Lakshmi Vilas Bank, Ltd. (The)	722,986	153,358
	Laurus Labs, Ltd.	110,867	668,639
	LG Balakrishnan & Bros, Ltd.	50,669	219,216
	LIC Housing Finance, Ltd.	209,903	1,288,118

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Linde India, Ltd.	99,527	$1,036,532
	LT Foods, Ltd.	694,369	259,785
	Lumax Industries, Ltd.	7,257	150,974
	LUX Industries, Ltd.	48,615	1,009,387
	Magma Fincorp, Ltd.	401,116	325,658
	Mahanagar Gas, Ltd.	261,158	4,289,688
	Maharashtra Scooters, Ltd.	8,672	530,226
	Maharashtra Seamless, Ltd.	172,977	937,279
	Mahindra & Mahindra Financial Services, Ltd.	644,654	3,321,271
*	Mahindra CIE Automotive, Ltd.	423,739	1,038,813
*	Mahindra Holidays & Resorts India, Ltd.	298,898	998,027
	Mahindra Lifespace Developers, Ltd.	167,011	982,132
	Mahindra Logistics, Ltd.	13,323	79,848
	Majesco, Ltd.	90,570	496,406
	Manappuram Finance, Ltd.	3,254,033	8,533,945
	Mangalore Refinery & Petrochemicals, Ltd.	973,101	626,848
	Marksans Pharma, Ltd.	1,386,544	358,959
	MAS Financial Services, Ltd.	17,935	247,441
	Mastek, Ltd.	54,899	339,849
*	Max Financial Services, Ltd.	668,286	4,736,755
*	Max India, Ltd.	924,605	1,118,435
	Mayur Uniquoters, Ltd.	95,841	310,486
	Meghmani Organics, Ltd.	550,558	422,458
	Minda Corp., Ltd.	85,013	126,013
	Minda Industries, Ltd.	318,014	1,753,984
	Mindtree, Ltd.	270,498	3,354,468
	MM Forgings, Ltd.	9,652	63,533
	MOIL, Ltd.	431,296	922,659
*	Morepen Laboratories, Ltd.	1,301,310	268,653
	Motilal Oswal Financial Services, Ltd.	180,212	1,999,434
	Mphasis, Ltd.	554,543	7,190,750
	MPS, Ltd.	36,417	183,720
	Multi Commodity Exchange of India, Ltd.	77,195	1,337,901
*	Muthoot Capital Services, Ltd.	34,866	290,755
	Muthoot Finance, Ltd.	674,387	7,168,417
	Narayana Hrudayalaya, Ltd.	216,153	1,144,368
	Natco Pharma, Ltd.	581,260	5,162,912
	National Aluminium Co., Ltd.	3,650,797	2,178,477
	Nava Bharat Ventures, Ltd.	493,710	495,152
	Navin Fluorine International, Ltd.	109,618	1,770,673
	Navneet Education, Ltd.	661,779	847,522
	NBCC India, Ltd.	1,986,749	936,192
	NCC, Ltd.	3,085,488	2,349,338
	NESCO, Ltd.	174,514	1,827,598
*	Network18 Media & Investments, Ltd.	627,668	230,693
	Neuland Laboratories, Ltd.	14,795	87,510
	Newgen Software Technologies, Ltd.	3,784	11,791
	NIIT Technologies, Ltd.	105,459	2,851,757
	NIIT, Ltd.	370,759	509,809
	Nilkamal, Ltd.	35,592	704,566
	NLC India, Ltd.	572,791	469,643
	NOCIL, Ltd.	459,374	613,805
	NRB Bearings, Ltd.	282,048	377,389
	Nucleus Software Exports, Ltd.	30,339	128,650
	Oberoi Realty, Ltd.	543,879	4,157,126
	Oil India, Ltd.	1,056,898	1,921,639
	Omaxe, Ltd.	323,734	703,278
	Orient Cement, Ltd.	417,073	448,722
	Orient Electric, Ltd.	388,074	1,345,354

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Orient Refractories, Ltd.	177,591	$628,065
*	Oriental Bank of Commerce	1,907,862	1,337,749
	Oriental Carbon & Chemicals, Ltd.	13,160	184,524
	Paisalo Digital, Ltd.	11,486	41,595
	Parag Milk Foods, Ltd.	250,465	486,000
*	PC Jeweller, Ltd.	1,075,573	335,840
	Persistent Systems, Ltd.	269,168	2,614,537
	Pfizer, Ltd.	92,675	5,363,542
	Phillips Carbon Black, Ltd.	490,467	855,722
	Phoenix Mills, Ltd. (The)	360,089	4,362,903
	PI Industries, Ltd.	444,832	9,609,365
	PNB Housing Finance, Ltd.	238,767	1,449,165
	PNC Infratech, Ltd.	108,241	301,245
	Poly Medicure, Ltd.	63,035	242,082
	Polyplex Corp., Ltd.	55,423	417,320
	Power Mech Projects, Ltd.	15,464	159,357
*	Prabhat Dairy, Ltd.	159,023	190,306
	Praj Industries, Ltd.	599,755	948,510
	Prakash Industries, Ltd.	358,348	223,056
	Prestige Estates Projects, Ltd.	809,976	4,364,696
*	Prime Focus, Ltd.	140,332	85,110
	Prism Johnson, Ltd.	631,808	605,652
*	Procter & Gamble Health, Ltd.	48,494	3,006,678
	PSP Projects, Ltd.	13,842	99,364
	PTC India Financial Services, Ltd.	1,563,145	316,204
	PTC India, Ltd.	1,702,849	1,381,595
	Puravankara, Ltd.	185,117	173,719
	PVR, Ltd.	208,203	5,679,740
*	Quess Corp., Ltd.	89,506	791,227
	Quick Heal Technologies, Ltd.	61,689	108,895
	Radico Khaitan, Ltd.	389,838	2,165,679
	Rain Industries Ltd.	632,911	959,758
	Rajesh Exports, Ltd.	295,953	2,983,627
	Rallis India, Ltd.	467,548	1,536,806
	Ramco Cements, Ltd. (The)	428,113	4,687,003
	Ramco Industries, Ltd.	178,910	468,512
	Ramkrishna Forgings, Ltd.	76,946	378,915
	Rane Holdings, Ltd.	18,184	195,714
	Rashtriya Chemicals & Fertilizers, Ltd.	1,022,228	767,792
	Ratnamani Metals & Tubes, Ltd.	71,509	1,232,791
	Raymond, Ltd.	264,868	2,375,392
	RBL Bank, Ltd.	1,178,715	5,251,593
	Redington India, Ltd.	1,824,608	2,940,124
	Relaxo Footwears, Ltd.	244,838	2,521,826
*	Reliance Capital, Ltd.	129,061	16,428
*	Reliance Communications, Ltd.	2,011,024	22,434
*	Reliance Infrastructure, Ltd.	768,426	232,372
*	Reliance Power, Ltd.	4,062,078	99,338
*	Religare Enterprises, Ltd.	66,465	38,042
	Repco Home Finance, Ltd.	265,059	1,232,266
*	RP-SG Business Process Services, Ltd.	113,845	537,760
	Sadbhav Engineering, Ltd.	525,941	965,398
	Sadbhav Infrastructure Project, Ltd.	168,293	97,035
	Sagar Cements, Ltd.	15,163	114,647
*	Sanghi Industries, Ltd.	343,110	188,635
	Sanofi India, Ltd.	45,432	4,211,701
	Saregama India, Ltd.	51,493	302,026
	Sasken Technologies, Ltd.	34,374	282,346
*	Satin Creditcare Network, Ltd.	18,130	58,259

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Savita Oil Technologies, Ltd.	1,482	$17,987
	Schaeffler India, Ltd.	38,929	2,495,290
*	Schneider Electric Infrastructure, Ltd.	36,597	42,455
	Security & Intelligence Services India, Ltd.	1,632	11,375
	Sequent Scientific, Ltd.	244,159	311,327
*	SH Kelkar & Co., Ltd.	128,058	201,085
	Shankara Building Products, Ltd.	23,325	125,419
	Sharda Cropchem, Ltd.	97,276	320,319
*	Sheela Foam, Ltd.	4,860	100,602
	Shilpa Medicare, Ltd.	123,440	462,095
*	Shipping Corp. of India, Ltd.	903,324	759,984
	Shoppers Stop, Ltd.	76,321	444,009
	Shriram City Union Finance, Ltd.	64,259	1,218,795
*	Sintex Plastics Technology, Ltd.	1,455,995	22,452
	Siyaram Silk Mills, Ltd.	30,118	95,015
	SJVN, Ltd.	733,114	260,451
	SKF India, Ltd.	125,990	3,643,082
	SML ISUZU, Ltd.	39,250	308,543
	Sobha, Ltd.	381,806	2,399,357
	Solar Industries India, Ltd.	149,643	2,667,721
	Solara Active Pharma Sciences, Ltd.	9,569	61,937
	Somany Ceramics, Ltd.	50,658	152,078
*	Somany Home Innovation, Ltd.	230,605	507,375
	Sonata Software, Ltd.	284,582	1,339,832
	South Indian Bank, Ltd. (The)	6,168,213	906,215
*	Spencer's Retail Ltd.	59,247	71,331
	SRF, Ltd.	128,616	6,808,970
	Srikalahasthi Pipes, Ltd.	120,091	332,223
*	Star Cement, Ltd.	198,577	231,735
	Steel Authority of India, Ltd.	4,695,612	3,045,172
	Sterlite Technologies, Ltd.	798,069	1,389,262
	Strides Pharma Science, Ltd.	360,666	2,334,421
	Subros, Ltd.	140,996	481,937
	Sudarshan Chemical Industries	141,266	900,166
	Sun TV Network, Ltd.	524,024	3,448,995
	Sundaram Finance Holdings, Ltd.	54,598	52,078
	Sundaram Finance, Ltd.	67,923	1,562,569
	Sundaram-Clayton, Ltd.	6,812	210,534
	Sundram Fasteners, Ltd.	459,599	3,296,391
	Sunteck Realty, Ltd.	301,891	1,684,007
	Suprajit Engineering, Ltd.	237,325	676,739
	Supreme Industries, Ltd.	302,321	5,926,035
	Supreme Petrochem, Ltd.	165,945	430,837
	Surya Roshni, Ltd.	101,312	253,922
	Suven Life Sciences, Ltd.	437,090	143,312
	Suven Pharmaceuticals, Ltd.	437,090	1,722,143
*	Suzlon Energy, Ltd.	10,013,342	333,494
	Swan Energy, Ltd.	76,621	118,334
	Swaraj Engines, Ltd.	27,238	469,261
	Symphony, Ltd.	71,731	1,216,655
*	Syndicate Bank	4,218,021	1,425,479
	Syngene International, Ltd.	503,550	2,208,949
	TAKE Solutions, Ltd.	353,354	472,805
	Tasty Bite Eatables, Ltd.	574	65,698
	Tata Chemicals, Ltd.	395,329	4,160,735
	Tata Communications, Ltd.	230,046	1,326,824
	Tata Elxsi, Ltd.	123,460	1,641,067
	Tata Global Beverages, Ltd.	2,377,227	12,773,320
	Tata Metaliks, Ltd.	83,534	728,001

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Power Co., Ltd. (The)	3,784,212	$3,054,960
*	Tata Sponge Iron, Ltd.	114,955	634,286
	TCI Express, Ltd.	119,816	1,486,970
*	Techno Electric & Engineering Co., Ltd.	248,038	1,038,477
	Tejas Networks, Ltd.	52,773	60,512
	Texmaco Rail & Engineering, Ltd.	418,713	221,522
	Thermax, Ltd.	218,418	3,314,332
	Thirumalai Chemicals, Ltd.	307,194	279,859
	Thomas Cook India, Ltd.	274,977	216,083
	Thyrocare Technologies, Ltd.	71,623	559,402
	Tide Water Oil Co India, Ltd.	7,147	468,400
	Time Technoplast, Ltd.	751,341	570,327
	Timken India, Ltd.	164,686	2,283,215
	Tinplate Co. of India, Ltd. (The)	242,554	483,034
	Torrent Power, Ltd.	1,152,983	4,985,897
	Tourism Finance Corp. of India, Ltd.	95,791	96,960
	Transport Corp. of India, Ltd.	233,250	869,492
	Trent, Ltd.	449,150	3,722,578
	Trident, Ltd.	6,638,050	581,801
	Triveni Engineering & Industries, Ltd.	488,610	541,084
	Triveni Turbine, Ltd.	426,083	586,014
	TTK Prestige, Ltd.	34,028	2,751,934
	Tube Investments of India, Ltd.	565,769	4,088,580
	TV Today Network, Ltd.	168,282	569,389
*	TV18 Broadcast, Ltd.	3,725,921	1,337,376
	TVS Srichakra, Ltd.	15,458	368,800
*	UCO Bank	2,502,456	546,668
	Uflex, Ltd.	228,475	670,568
	UltraTech Cement, Ltd.	13,313	823,705
	Unichem Laboratories, Ltd.	240,246	554,862
*	Union Bank of India	2,868,448	1,980,058
*	Unitech, Ltd.	621,374	14,333
*	Usha Martin, Ltd.	50,166	17,777
*	VA Tech Wabag, Ltd.	197,938	593,859
	Vaibhav Global, Ltd.	60,550	906,649
	Vakrangee, Ltd.	554,816	389,814
	Vardhman Textiles, Ltd.	135,174	1,965,513
	Varroc Engineering, Ltd.	10,771	70,803
	Varun Beverages, Ltd.	85,288	921,140
	Venky's India, Ltd.	25,598	599,213
	Vesuvius India, Ltd.	9,930	151,644
	V-Guard Industries, Ltd.	974,669	3,068,159
	Vinati Organics, Ltd.	78,182	2,449,868
	Vindhya Telelinks, Ltd.	15,392	188,005
	VIP Industries, Ltd.	330,828	2,142,429
	V-Mart Retail, Ltd.	40,820	1,140,346
*	Vodafone Idea, Ltd.	20,721,680	1,542,380
	Voltas, Ltd.	232,681	2,264,711
	VRL Logistics, Ltd.	196,566	761,910
	VST Industries, Ltd.	32,332	2,009,954
	VST Tillers Tractors, Ltd.	13,719	260,997
	WABCO India, Ltd.	28,478	2,716,421
	Welspun Corp., Ltd.	595,524	1,431,006
	Welspun Enterprises, Ltd.	395,274	435,765
	Welspun India, Ltd.	2,461,951	1,485,687
	West Coast Paper Mills, Ltd.	166,162	528,646
*	Westlife Development Ltd.	11,582	70,368
	Wheels India, Ltd.	3,448	28,794
	Whirlpool of India, Ltd.	76,768	2,646,993

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Wockhardt, Ltd.	169,050	$831,515
	Wonderla Holidays, Ltd.	83,094	288,839
	Yes Bank, Ltd.	237,637	130,179
	Zee Learn, Ltd.	911,672	239,589
	Zensar Technologies, Ltd.	536,501	1,283,665
	Zydus Wellness, Ltd.	84,095	1,764,938
TOTAL INDIA			816,767,753
INDONESIA — (2.2%)
	Ace Hardware Indonesia Tbk PT	28,102,600	3,535,490
	Adhi Karya Persero Tbk PT	13,220,088	993,194
*	Adi Sarana Armada Tbk PT	4,074,600	170,055
*	Agung Podomoro Land Tbk PT	24,163,300	253,692
	AKR Corporindo Tbk PT	12,923,200	3,119,152
*	Alam Sutera Realty Tbk PT	96,602,100	1,397,613
	Aneka Tambang Tbk	56,929,191	2,991,151
*	Armidian Karyatama Tbk PT	844,800	3,093
	Arwana Citramulia Tbk PT	28,231,700	886,334
	Asahimas Flat Glass Tbk PT	978,600	238,867
	Astra Agro Lestari Tbk PT	2,779,400	2,411,372
	Astra Otoparts Tbk PT	3,364,700	295,008
*	Astrindo Nusantara Infrastructure Tbk PT	99,399,300	363,647
*	Asuransi Kresna Mitra Tbk PT	9,131,000	901,667
*	Bakrie Telecom Tbk PT	49,756,298	68,322
*	Bank Bukopin Tbk	46,493,566	760,580
*	Bank Capital Indonesia Tbk PT	1,152,700	26,337
*	Bank Ina Perdana PT	6,723,800	456,220
	Bank Maybank Indonesia Tbk PT	6,897,100	100,931
*	Bank Nationalnobu Tbk PT	715,800	46,216
*	Bank Pan Indonesia Tbk PT	21,142,200	1,789,793
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	19,223,900	1,383,635
	Bank Pembangunan Daerah Jawa Timur Tbk PT	24,332,500	1,113,686
*	Bank Permata Tbk PT	5,462,502	468,002
	Bank Tabungan Negara Persero Tbk PT	10,339,449	1,407,311
	Barito Pacific Tbk PT	49,323,600	4,701,806
	Bekasi Fajar Industrial Estate Tbk PT	38,430,900	468,978
*	Berlian Laju Tanker Tbk PT	19,103,566	9,793
	BFI Finance Indonesia Tbk PT	982,300	39,163
*	Bintang Oto Global Tbk PT	10,403,700	1,196,000
	BISI International Tbk PT	13,585,700	993,420
	Blue Bird Tbk PT	3,029,800	521,175
*	Buana Lintas Lautan Tbk PT	10,592,700	136,978
*	Bumi Resources Tbk PT	70,558,100	272,717
*	Bumi Serpong Damai Tbk PT	5,690,400	461,387
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	241,746
*	Capital Financial Indonesia Tbk PT	3,997,500	122,306
	Catur Sentosa Adiprana Tbk PT	2,986,100	90,023
*	Centratama Telekomunikasi Indonesia Tbk PT	1,300,300	6,284
	Cikarang Listrindo Tbk PT	481,000	30,613
	Ciputra Development Tbk PT	77,134,720	5,011,512
*	Citra Marga Nusaphala Persada Tbk PT	12,112,102	1,769,790
*	City Retail Developments Tbk PT	12,056,400	131,974
*	Clipan Finance Indonesia Tbk PT	1,454,500	26,826
*	Delta Dunia Makmur Tbk PT	36,763,800	589,106
	Dharma Satya Nusantara Tbk PT	2,071,600	62,238
*	Eagle High Plantations Tbk PT	83,786,900	703,223
	Elnusa Tbk PT	22,955,000	454,100
	Erajaya Swasembada Tbk PT	9,495,600	1,095,451
*	Gajah Tunggal Tbk PT	14,542,600	525,720

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Garuda Indonesia Persero Tbk PT	28,893,349	$853,901
*	Global Mediacom Tbk PT	55,317,600	1,376,065
*	Hanson International Tbk PT	483,480,300	1,770,342
	Harum Energy Tbk PT	4,533,800	441,546
	Hexindo Adiperkasa Tbk PT	508,500	115,169
	Impack Pratama Industri Tbk PT	169,800	13,934
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,299,500	637,114
	Indika Energy Tbk PT	11,105,700	773,030
	Indo Tambangraya Megah Tbk PT	2,681,500	1,963,497
	Indomobil Sukses Internasional Tbk PT	1,226,600	84,599
	Indo-Rama Synthetics Tbk PT	130,400	22,395
*	Indosat Tbk PT	6,888,700	1,148,878
	Industri dan Perdagangan Bintraco Dharma Tbk PT	31,675,700	217,987
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	21,234,400	1,854,691
*	Integra Indocabinet Tbk PT	2,097,900	72,139
*	Inti Agri Resources Tbk PT	92,782,800	339,739
*	Intikeramik Alamasri Industri Tbk PT	49,022,007	182,933
	Intiland Development Tbk PT	65,614,332	1,400,794
	Japfa Comfeed Indonesia Tbk PT	24,602,700	2,687,236
	Jaya Real Property Tbk PT	16,106,400	629,743
	Kapuas Prima Coal Tbk PT	46,408,100	1,209,640
*	Kawasan Industri Jababeka Tbk PT	140,447,557	3,045,392
	KMI Wire & Cable Tbk PT	13,008,800	458,147
*	Krakatau Steel Persero Tbk PT	33,377,402	662,576
*	Kresna Graha Investama Tbk PT	86,893,600	3,046,807
	Link Net Tbk PT	6,553,000	1,760,023
*	Lippo Cikarang Tbk PT	15,387,165	832,385
*	Lippo Karawaci Tbk PT	316,066,940	5,312,487
*	M Cash Integrasi PT	2,195,500	359,984
	Malindo Feedmill Tbk PT	8,430,100	548,607
	Matahari Department Store Tbk PT	13,472,500	2,893,774
*	Medco Energi Internasional Tbk PT	43,423,733	2,221,429
	Media Nusantara Citra Tbk PT	31,671,300	3,666,868
*	Mega Manunggal Property Tbk PT	342,700	4,216
	Metrodata Electronics Tbk PT	4,179,400	511,960
	Metropolitan Kentjana Tbk PT	7,900	8,454
*	Minna Padi Investama Sekuritas Tbk PT	143,400	526
	Mitra Adiperkasa Tbk PT	58,230,700	4,090,682
*	MNC Investama Tbk PT	193,556,400	920,444
*	MNC Land Tbk PT	24,094,000	257,331
*	MNC Sky Vision Tbk PT	1,494,300	141,821
*	Modernland Realty Tbk PT	67,967,900	957,901
*	Multipolar Tbk PT	14,528,000	71,025
*	NFC Indonesia Tbk PT	107,000	22,770
	Nippon Indosari Corpindo Tbk PT	17,754,589	1,688,734
	Pabrik Kertas Tjiwi Kimia Tbk PT	850,500	564,213
*	Pacific Strategic Financial Tbk PT	31,152,700	1,597,750
	Pan Brothers Tbk PT	28,812,300	589,908
*	Panin Financial Tbk PT	119,496,500	2,273,254
	Panin Sekuritas Tbk PT	30,500	2,770
*	Paninvest Tbk PT	9,335,600	669,423
*	Pelayaran Tamarin Samudra Tbk PT	49,419,300	737,984
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	23,931,500	2,054,928
*	Pool Advista Indonesia Tbk PT	10,473,500	119,653
	PP Persero Tbk PT	23,833,614	2,389,906
	PP Properti Tbk PT	136,050,400	526,796
	Puradelta Lestari Tbk PT	48,396,000	980,145
	Ramayana Lestari Sentosa Tbk PT	19,253,500	1,504,840
*	Resource Alam Indonesia Tbk PT	2,456,000	39,146

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Rimo International Lestari Tbk PT	211,251,900	$775,482
*	Salim Ivomas Pratama Tbk PT	28,506,900	768,104
	Samindo Resources Tbk PT	106,600	9,256
*	Sampoerna Agro Tbk PT	5,146,100	909,364
*	Sariguna Primatirta Tbk PT	2,677,800	96,093
	Sawit Sumbermas Sarana Tbk PT	24,047,800	1,408,477
	Selamat Sempurna Tbk PT	17,525,400	1,777,834
	Semen Baturaja Persero Tbk PT	14,340,800	328,213
*	Sentul City Tbk PT	159,975,300	677,827
*	Siloam International Hospitals Tbk PT	2,402,950	1,159,190
	Sinar Mas Agro Resources & Technology Tbk PT	1,037,460	284,650
*	Sitara Propertindo Tbk PT	38,971,700	565,097
	Sri Rejeki Isman Tbk PT	78,653,631	1,264,665
*	Sugih Energy Tbk PT	100,457,800	275,882
	Summarecon Agung Tbk PT	68,798,864	4,250,989
	Surya Citra Media Tbk PT	18,211,600	1,906,643
*	Surya Esa Perkasa Tbk PT	31,166,000	531,575
	Surya Pertiwi Tbk PT	1,435,000	89,243
	Surya Semesta Internusa Tbk PT	29,960,300	1,434,850
	Tempo Scan Pacific Tbk PT	1,861,700	175,680
*	Tiga Pilar Sejahtera Food Tbk	19,238,200	44,380
	Timah Tbk PT	21,612,014	1,117,865
	Tiphone Mobile Indonesia Tbk PT	15,126,100	228,057
	Total Bangun Persada Tbk PT	7,300,600	218,010
*	Totalindo Eka Persada Tbk PT	5,398,500	71,019
	Tower Bersama Infrastructure Tbk PT	10,188,600	862,837
*	Trada Alam Minera Tbk PT	180,020,800	659,175
	Trias Sentosa Tbk PT	33,232,900	991,884
*	Tridomain Performance Materials PT	673,500	9,552
	Tunas Baru Lampung Tbk PT	19,594,600	1,194,243
	Tunas Ridean Tbk PT	9,651,800	692,628
	Ultrajaya Milk Industry & Trading Co. Tbk PT	16,423,800	2,030,833
	Unggul Indah Cahaya Tbk PT	48,239	13,387
*	Visi Media Asia Tbk PT	53,913,700	196,187
	Waskita Beton Precast Tbk PT	71,152,300	1,349,899
	Waskita Karya Persero Tbk PT	23,047,100	2,066,893
	Wijaya Karya Bangunan Gedung Tbk PT	9,165,600	177,439
	Wijaya Karya Beton Tbk PT	26,187,300	732,184
	Wijaya Karya Persero Tbk PT	21,209,307	2,917,820
TOTAL INDONESIA			144,437,534
MALAYSIA — (2.9%)
#	Duopharma Biotech Bhd	902,456	349,228
#	7-Eleven Malaysia Holdings Bhd, Class B	2,931,585	999,696
#	Aeon Co. M Bhd	3,548,000	1,173,732
#	AEON Credit Service M Bhd	671,800	2,126,048
#	AFFIN Bank Bhd	1,839,064	823,519
	AirAsia Group Bhd	1,335,900	464,057
# *	AirAsia X Bhd	19,274,700	607,590
	Ajinomoto Malaysia Bhd	66,600	230,724
	Alliance Bank Malaysia Bhd	4,354,800	2,590,060
	Allianz Malaysia Bhd	160,500	564,239
	Amway Malaysia Holdings Bhd	124,000	169,722
#	Ann Joo Resources Bhd	1,131,950	302,024
	APM Automotive Holdings Bhd	256,900	136,582
	ATA IMS Bhd	400,100	166,982
	Batu Kawan Bhd	5,600	22,236
# *	Berjaya Assets Bhd	3,662,800	263,343
# *	Berjaya Corp. Bhd	22,796,227	1,327,716

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Berjaya Food Bhd	393,300	$124,200
*	Berjaya Land Bhd	4,424,500	192,426
	Berjaya Sports Toto Bhd	4,174,967	2,569,450
*	Bermaz Auto Bhd	4,780,000	2,150,990
	BIMB Holdings Bhd	521,508	502,863
	Bintulu Port Holdings Bhd	25,900	28,215
# *	Borneo Oil Bhd	6,671,999	73,022
	Boustead Holdings Bhd	2,775,328	555,026
	Boustead Plantations Bhd	3,753,699	546,730
#	British American Tobacco Malaysia Bhd	334,100	958,427
*	Bumi Armada Bhd	16,250,700	1,393,186
	Bursa Malaysia Bhd	4,205,300	5,675,054
#	CAB Cakaran Corp. Bhd	2,240,500	201,563
	Cahya Mata Sarawak Bhd	4,007,300	2,100,471
	Can-One Bhd	375,600	262,637
	Carlsberg Brewery Malaysia Bhd, Class B	843,600	6,713,117
#	CB Industrial Product Holding Bhd	1,556,540	346,192
	Chin Teck Plantations BHD	33,000	55,002
	CJ Century Logistics Holdings Bhd, Class B	1,140,500	102,785
*	Coastal Contracts Bhd	1,251,266	389,552
	CSC Steel Holdings Bhd	540,900	135,698
#	Cypark Resources Bhd	1,750,350	564,916
	D&O Green Technologies Bhd	4,228,500	812,914
	Dagang NeXchange Bhd	8,307,300	483,015
#	Datasonic Group Bhd	4,044,300	1,428,746
*	Dayang Enterprise Holdings Bhd	2,699,875	1,803,423
	DRB-Hicom Bhd	5,508,500	3,030,085
	Dufu Technology Corp. Bhd	53,300	49,681
	Dutch Lady Milk Industries Bhd	117,600	1,175,177
	Eastern & Oriental Bhd	5,124,207	698,216
# *	Eco World Development Group Bhd	7,665,500	1,190,949
# *	Eco World International Bhd	872,100	159,195
	Econpile Holdings Bhd	658,100	98,297
#	Ekovest BHD	8,038,650	1,241,100
	Engtex Group Bhd	448,700	83,632
	Evergreen Fibreboard Bhd	1,466,450	86,966
	FAR East Holdings BHD	258,300	164,258
# *	FGV Holdings Bhd	10,147,800	2,972,248
	Formosa Prosonic Industries BHD	81,300	30,840
	Frontken Corp. Bhd	3,762,200	2,127,255
	Gabungan AQRS Bhd	2,180,910	560,067
	Gadang Holdings Bhd	3,218,800	463,542
#	Gas Malaysia Bhd	1,172,400	785,226
	George Kent Malaysia Bhd	1,977,900	416,834
	Globetronics Technology Bhd	3,739,072	2,127,274
	Glomac Bhd	2,613,160	221,751
#	Guan Chong Bhd	995,200	727,116
	GuocoLand Malaysia Bhd	1,578,400	259,651
	Hai-O Enterprise Bhd	1,302,120	633,778
	HAP Seng Consolidated Bhd	1,087,540	2,579,887
	Hap Seng Plantations Holdings Bhd	548,100	222,852
	Heineken Malaysia Bhd	765,800	5,196,154
# *	Hengyuan Refining Co. Bhd	742,700	644,881
	HeveaBoard Bhd	2,734,000	305,122
	Hiap Teck Venture Bhd	6,301,000	304,605
# *	Hibiscus Petroleum Bhd	6,121,500	1,259,800
	Hock Seng LEE Bhd	636,708	203,466
	Hong Leong Industries Bhd	575,000	1,338,907
# *	HSS Engineers Bhd	291,000	55,593

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Hup Seng Industries Bhd	1,433,633	$314,770
	IGB Bhd	628,365	521,324
	IJM Plantations Bhd	824,900	379,238
	Inari Amertron Bhd	5,831,945	2,465,562
	Inch Kenneth Kajang Rubber P.L.C.	528,400	77,657
	Insas Bhd	3,145,681	661,212
*	Iris Corp. Bhd	11,531,400	376,242
# *	Iskandar Waterfront City Bhd	3,508,100	618,129
# *	JAKS Resources Bhd	2,787,100	840,628
# *	Jaya Tiasa Holdings Bhd	3,127,127	552,873
	JHM Consolidation Bhd	1,456,900	517,161
	Johore Tin Bhd	112,500	43,618
	Keck Seng Malaysia Bhd	508,450	557,883
	Kelington Group Bhd	177,800	53,145
	Kenanga Investment Bank Bhd	1,296,660	132,331
	Kerjaya Prospek Group Bhd	2,074,280	669,849
	Kim Loong Resources Bhd	908,280	279,522
	Kimlun Corp. Bhd	760,653	203,275
*	KNM Group Bhd	13,951,980	875,754
	Kossan Rubber Industries	4,245,300	5,060,254
	KPJ Healthcare Bhd	14,720,900	3,513,812
*	Kretam Holdings Bhd	4,424,500	458,079
*	KSL Holdings Bhd	2,663,118	467,477
	Kumpulan Fima BHD	717,050	283,237
	Land & General Bhd	15,164,960	496,936
*	Landmarks Bhd	1,096,300	119,910
	LBS Bina Group Bhd	4,986,480	576,293
	Lii Hen Industries Bhd	750,500	529,092
	Lingkaran Trans Kota Holdings Bhd	966,400	1,105,866
	Lotte Chemical Titan Holding Bhd	445,500	222,423
	LPI Capital Bhd	344,124	1,253,782
	Magni-Tech Industries Bhd	1,250,033	746,009
#	Magnum Bhd	4,886,500	3,035,034
	Mah Sing Group Bhd	8,672,087	1,414,547
	Malakoff Corp. Bhd	7,336,000	1,461,788
#	Malayan Flour Mills Bhd	3,890,175	540,714
# *	Malayan United Industries Bhd	2,568,600	115,240
	Malaysia Building Society Bhd	8,252,183	1,598,294
*	Malaysia Marine and Heavy Engineering Holdings Bhd	1,242,200	210,278
*	Malaysian Bulk Carriers Bhd	2,087,200	247,991
	Malaysian Pacific Industries Bhd	637,813	1,850,580
#	Malaysian Resources Corp. Bhd	12,607,698	2,048,176
	Malton Bhd	1,964,100	207,582
#	Matrix Concepts Holdings Bhd	2,912,658	1,355,429
	MBM Resources BHD	1,096,696	1,011,367
#	Media Chinese International, Ltd.	5,032,600	268,797
*	Media Prima Bhd	3,817,803	194,853
#	Mega First Corp. Bhd	1,240,200	1,570,357
#	MKH Bhd	2,267,334	859,859
#	MMC Corp. Bhd	3,625,200	776,540
#	MNRB Holdings Bhd	2,590,620	640,991
# *	MPHB Capital Bhd	1,429,100	362,635
	Muda Holdings Bhd	520,200	169,193
	Muhibbah Engineering M Bhd	2,440,150	1,007,103
*	Mulpha International Bhd	1,219,630	534,141
	My EG Services Bhd	12,473,900	3,139,752
# *	Naim Holdings Bhd	773,350	223,791
	Notion VTEC Bhd	121,000	35,454
	NTPM Holdings Bhd	640,000	74,654

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	OCK Group Bhd	2,141,800	$299,965
	Oriental Holdings BHD	650,000	1,018,687
#	OSK Holdings Bhd	7,758,455	1,812,701
	Padini Holdings Bhd	2,654,500	2,141,884
	Panasonic Manufacturing Malaysia Bhd	132,484	1,118,930
	Pantech Group Holdings Bhd	2,253,663	265,483
	Paramount Corp. Bhd	1,130,855	363,520
*	Pentamaster Corp. Bhd	1,744,010	2,070,359
*	PESTECH International Bhd	154,100	46,607
	Petron Malaysia Refining & Marketing Bhd	506,800	592,841
	PIE Industrial Bhd	1,070,800	326,684
#	Pos Malaysia Bhd	2,703,500	943,529
	Power Root Bhd	130,000	67,391
	QL Resources Bhd	1,541,359	3,118,997
#	Ranhill Holdings Bhd	1,783,460	426,572
	REDtone International Bhd	131,500	14,415
	RGB International Bhd	2,549,714	117,370
*	Rimbunan Sawit Bhd	1,531,700	101,776
*	Salcon Bhd	2,451,874	124,493
	Sam Engineering & Equipment M Bhd	181,400	341,099
	Sapura Energy Bhd	36,991,700	2,194,859
	Sarawak Oil Palms Bhd	1,016,004	842,336
#	Scientex Bhd	1,586,024	3,501,705
#	SEG International BHD	145,885	22,413
	Serba Dinamik Holdings Bhd	840,610	459,475
	Shangri-La Hotels Malaysia Bhd	426,800	489,472
#	Sime Darby Property Bhd	3,508,800	665,490
	SKP Resources Bhd	5,215,600	1,902,836
	SP Setia Bhd Group	1,236,100	393,298
*	Sumatec Resources Bhd	6,536,100	7,975
	Sunway Construction Group Bhd	2,579,936	1,136,121
#	Supermax Corp. Bhd	5,493,326	2,372,236
	Suria Capital Holdings Bhd	707,960	225,012
#	Syarikat Takaful Malaysia Keluarga Bhd	1,712,700	1,895,050
#	Ta Ann Holdings Bhd	1,652,289	1,293,032
#	TA Enterprise Bhd	7,927,800	1,082,385
	TA Global Bhd	8,087,440	464,377
	Taliworks Corp. Bhd	3,348,016	680,293
	Tambun Indah Land Bhd	977,700	158,138
	Tan Chong Motor Holdings Bhd	887,800	278,345
	Thong Guan Industries Bhd	195,900	168,958
	TIME dotCom Bhd	1,949,088	4,400,080
#	TMC Life Sciences Bhd	1,464,600	220,955
	Tropicana Corp. Bhd	3,925,307	837,384
	TSH Resources Bhd	3,471,900	1,008,265
#	Tune Protect Group Bhd	3,920,800	480,241
#	Uchi Technologies Bhd	1,751,900	1,126,921
#	UEM Edgenta Bhd	1,962,400	1,272,423
*	UEM Sunrise Bhd	10,841,800	1,576,418
	UMW Holdings Bhd	1,188,500	1,132,884
	Unisem M Bhd	97,800	52,848
#	United Malacca Bhd	466,350	597,503
	United Plantations Bhd	413,700	2,628,241
	UOA Development Bhd	4,990,600	2,404,038
*	Velesto Energy Bhd	21,419,508	1,791,513
	ViTrox Corp. Bhd	833,000	1,886,300
*	Vivocom International Holdings Bhd	5,070,832	24,748
# *	Vizione Holdings Bhd	1,100,128	220,103
	VS Industry Bhd	7,533,337	2,460,010

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Wah Seong Corp. Bhd	1,461,669	$418,807
*	WCE Holdings Bhd	758,500	63,998
*	WCT Holdings Bhd	6,798,154	1,263,244
#	Wellcall Holdings Bhd	2,885,400	767,483
	Widad Group Bhd	307,100	38,022
	WTK Holdings Bhd	1,867,700	219,775
	Yinson Holdings Bhd	2,284,900	3,442,752
# *	YNH Property Bhd	3,325,216	2,174,244
	YTL Corp. Bhd	103,610	22,564
	YTL Power International Bhd	670,600	122,437
TOTAL MALAYSIA			192,031,316
MEXICO — (3.0%)
#	ALEATICA S.A.B. de C.V.	228,600	353,144
	Alfa S.A.B. de C.V., Class A	131,283	98,729
#	Alpek S.A.B. de C.V.	3,138,332	2,944,755
# *	Alsea S.A.B. de C.V.	4,438,529	10,777,154
# *	Axtel S.A.B. de C.V.	8,305,358	1,402,138
	Banco del Bajio SA	4,074,818	6,730,442
	Becle S.A.B. de C.V.	83,969	155,935
*	Bio Pappel S.A.B. de C.V.	240,170	290,561
	Bolsa Mexicana de Valores S.A.B. de C.V.	3,514,321	8,181,577
*	CMR S.A.B. de C.V.	1,323	231
	Consorcio ARA S.A.B. de C.V.	7,457,737	1,653,723
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	270,546	3,514,393
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	2,046,089	2,660,549
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	960,372	742,814
#	Corp. Actinver S.A.B. de C.V.	198,770	114,662
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	5,515,228	10,069,877
	Corp. Moctezuma S.A.B. de C.V.	875,200	2,701,260
	Corporativo Fragua S.A.B. de C.V.	3	38
*	Corporativo GBM S.A.B. de C.V.	22,477	10,706
	Corpovael S.A. de C.V.	73,341	26,122
	Credito Real S.A.B. de C.V. SOFOM ER	1,879,321	2,377,062
	Cydsa S.A.B. de C.V.	10,875	13,801
# *	Elementia S.A.B. de C.V.	642,287	374,247
# *	Empresas ICA S.A.B. de C.V.	3,768,186	2,920
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	3,187	1,720
# *	Genomma Lab Internacional S.A.B. de C.V., Class B	6,610,680	7,787,766
	Gentera S.A.B. de C.V.	8,188,686	9,274,054
# *	Grupo Aeromexico S.A.B. de C.V.	2,242,023	1,695,563
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,828,972	21,529,262
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	1,339,219	6,946,461
	Grupo Comercial Chedraui S.A. de C.V.	2,577,122	3,385,154
*	Grupo Famsa S.A.B. de C.V., Class A	1,254,681	274,236
# *	Grupo GICSA SAB de CV	2,528,781	923,426
#	Grupo Herdez S.A.B. de C.V.	1,929,233	3,845,091
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	618,935	211,274
#	Grupo Industrial Saltillo S.A.B. de C.V.	1,098,605	1,337,245
#	Grupo KUO S.A.B. de C.V., Class B	758,658	2,147,232
#	Grupo Lala S.A.B. de C.V.	1,554,776	1,395,518
*	Grupo Pochteca S.A.B. de C.V.	561,552	192,875
# *	Grupo Posadas S.A.B. de C.V.	198,900	400,000
#	Grupo Rotoplas S.A.B. de C.V.	902,602	752,348
	Grupo Sanborns S.A.B. de C.V.	905,924	1,117,093
# *	Grupo Simec S.A.B. de C.V., Class B	1,088,462	3,761,561
*	Grupo Sports World S.A.B. de C.V.	583,706	614,736
# *	Grupo Traxion S.A.B. de C.V.	317,143	276,433
# *	Hoteles City Express S.A.B. de C.V.	2,706,559	2,032,551

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	25,271	$1,221,600
	Industrias Bachoco S.A.B. de C.V., Class B	1,262,776	5,067,009
# *	Industrias CH S.A.B. de C.V.	1,861,142	9,208,445
# *	La Comer S.A.B. de C.V.	4,391,205	5,577,461
	Megacable Holdings S.A.B. de C.V.	3,019,618	11,317,475
*	Minera Frisco S.A.B. de C.V.	1,321,757	222,094
# *	Minera Frisco S.A.B. de C.V., Class A1	2,242,920	373,909
#	Nemak S.A.B. de C.V.	4,763,104	1,978,797
	Organizacion Cultiba S.A.B. de C.V.	1,205,623	765,657
	Organizacion Soriana S.A.B. de C.V., Class B	348,965	442,128
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	985,968	10,662,992
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	17,063	129,114
	Qualitas Controladora S.A.B. de C.V.	1,718,917	7,749,704
#	Regional S.A.B. de C.V.	1,710,005	9,738,490
# *	Telesites S.A.B. de C.V.	10,102,990	7,432,011
#	TV Azteca S.A.B. de C.V.	8,230,443	346,284
	Unifin Financiera S.A.B. de C.V.	660,150	1,006,182
	Vitro S.A.B. de C.V., Class A	941,595	2,065,524
TOTAL MEXICO			200,403,315
PHILIPPINES — (1.2%)
*	8990 Holdings, Inc.	3,455,900	1,000,407
	A Soriano Corp.	3,252,811	396,871
*	AC Energy Philippines, Inc.	11,619,000	451,415
	ACR Mining Corp.	48,205	3,183
*	AgriNurture, Inc.	1,962,700	463,305
	Alliance Global Group, Inc.	8,357,000	1,772,683
	Alsons Consolidated Resources, Inc.	6,120,000	143,833
	Altus Property Ventures, Inc.	292,536	22,365
*	Apex Mining Co., Inc.	9,541,000	185,886
*	Atlas Consolidated Mining & Development Corp.	4,110,000	193,728
	Belle Corp.	24,076,400	743,178
	Bloomberry Resorts Corp.	19,151,500	3,384,727
	Cebu Air, Inc.	1,498,540	2,209,162
	Cebu Holdings, Inc.	3,294,900	432,062
*	CEMEX Holdings Philippines, Inc.	25,963,263	722,897
	Century Pacific Food, Inc.	5,479,200	1,615,464
	Century Properties Group, Inc.	19,261,151	184,315
	Chelsea Logistics and Infrastructure Holdings Corp.	364,500	36,229
	China Banking Corp.	2,950,228	1,456,824
	China Lotsynergy Holdings Ltd.	5,392,000	269,355
	COL Financial Group, Inc.	92,200	33,504
	Cosco Capital, Inc.	15,308,100	1,836,106
	D&L Industries, Inc.	16,728,800	2,900,191
	DMCI Holdings, Inc.	7,813,900	934,711
*	DoubleDragon Properties Corp.	4,095,490	1,277,665
	Eagle Cement Corp.	574,500	143,303
*	East West Banking Corp.	4,039,600	889,050
	EEI Corp.	2,566,900	423,205
	Emperador, Inc.	7,452,400	1,057,010
*	Empire East Land Holdings, Inc.	9,125,000	72,107
	Filinvest Development Corp.	3,592,622	916,495
	Filinvest Land, Inc.	80,782,577	2,312,497
	First Gen Corp.	8,275,400	3,299,943
	First Philippine Holdings Corp.	2,016,780	2,639,474
*	Global Ferronickel Holdings, Inc.	11,928,911	342,640
*	Global-Estate Resorts, Inc.	2,410,000	49,448
*	Holcim Philippines, Inc.	1,975,900	492,860
	Integrated Micro-Electronics, Inc.	3,675,014	506,127

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Leisure & Resorts World Corp.	2,134,640	$95,917
*	Lepanto Consolidated Mining Co.	21,055,454	40,407
	Lopez Holdings Corp.	9,084,000	663,879
	LT Group, Inc.	268,000	51,785
	MacroAsia Corp.	3,060,660	549,298
	Manila Water Co., Inc.	7,255,700	1,735,772
	Max's Group, Inc.	2,471,300	485,481
	Megawide Construction Corp.	5,016,108	1,437,128
	Metro Pacific Investments Corp.	8,755,000	551,517
	Metro Retail Stores Group, Inc.	4,310,900	166,101
	Nickel Asia Corp.	16,192,600	910,025
	Pepsi-Cola Products Philippines, Inc.	7,759,900	282,155
	Petron Corp.	15,266,800	1,084,443
*	Philex Mining Corp.	5,473,700	310,955
*	Philippine National Bank	2,827,426	1,768,743
*	Philippine National Construction Corp.	173,000	3,128
	Philippine Savings Bank	494,378	520,714
	Philippine Seven Corp.	6,350	17,230
	Philippine Stock Exchange, Inc. (The)	120,992	422,902
	Phoenix Petroleum Philippines, Inc.	2,243,580	524,757
	Pilipinas Shell Petroleum Corp.	1,463,690	861,082
	Premium Leisure Corp.	40,361,000	428,193
	Puregold Price Club, Inc.	4,568,500	3,421,187
*	PXP Energy Corp.	4,462,100	755,410
	RFM Corp.	8,818,068	870,655
	Rizal Commercial Banking Corp.	3,502,152	1,373,958
	Robinsons Land Corp.	14,339,251	7,172,297
	Robinsons Retail Holdings, Inc.	2,210,100	3,359,803
	San Miguel Food and Beverage, Inc.	715,530	1,022,565
	Security Bank Corp.	78,980	273,970
	Semirara Mining & Power Corp.	4,120,600	1,777,463
	Shakey's Pizza Asia Ventures, Inc.	274,900	51,415
	SSI Group, Inc.	7,993,000	348,662
	STI Education Systems Holdings, Inc.	14,039,000	169,090
*	Top Frontier Investment Holdings, Inc.	2,580	9,478
	Union Bank Of Philippines	1,467,341	1,834,315
	Vista Land & Lifescapes, Inc.	37,707,100	5,195,520
	Vistamalls, Inc.	589,600	61,450
	Wilcon Depot, Inc.	6,489,700	2,406,080
TOTAL PHILIPPINES			78,829,155
POLAND — (1.0%)
*	AB SA	2,202	14,257
	Agora SA	190,598	608,069
*	Alior Bank SA	278,775	1,906,254
	Alumetal SA	7,000	79,281
	Amica SA	22,493	850,193
	Apator SA	69,009	375,098
	Asseco Poland SA	14,346	236,256
	Bank Handlowy w Warszawie SA	8,840	128,580
*	Bank Ochrony Srodowiska SA	39,255	67,836
*	Bioton SA	295,027	270,757
*	Boryszew SA	448,279	514,404
#	Budimex SA	84,393	4,015,931
#	CCC SA	56,300	1,403,865
# *	Ciech SA	186,345	1,864,035
	Cognor SA	53,176	16,771
	ComArch SA	12,346	652,406
	Develia SA	1,554,787	1,096,909

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Dom Development SA	9,734	$238,841
#	Echo Investment SA	151,959	200,931
*	Enea SA	1,394,388	2,579,977
*	Energa SA	1,041,812	1,926,348
#	Eurocash SA	600,454	3,013,880
*	Fabryki Mebli Forte SA	96,620	797,787
#	Famur SA	1,143,980	941,288
	Firma Oponiarska Debica SA	20,339	432,599
# *	Getin Noble Bank SA	2,585,838	207,903
	Globe Trade Centre SA	506,914	1,233,312
*	Grupa Azoty SA	91,605	587,386
*	Grupa Azoty Zaklady Chemiczne Police SA	189,319	499,672
	Grupa Kety SA	74,103	6,926,069
	Inter Cars SA	41,014	2,512,162
#	Jastrzebska Spolka Weglowa SA	177,684	859,231
	Kernel Holding SA	379,930	4,607,198
	KRUK SA	108,370	4,578,598
*	Lentex SA	107,400	208,633
#	Lubelski Wegiel Bogdanka SA	75,558	581,035
*	Netia SA	765,380	898,672
#	Neuca SA	7,179	722,177
	NEWAG SA	522	2,959
*	Orange Polska SA	3,932,990	7,096,164
#	PKP Cargo SA	159,033	727,224
*	Polnord SA	230,831	198,124
	Stalexport Autostrady SA	610,457	467,372
	Stalprodukt SA	8,903	454,822
# *	Tauron Polska Energia SA	6,251,671	2,397,908
	VRG SA	1,311,606	1,313,562
	Warsaw Stock Exchange	127,848	1,378,905
	Wawel SA	2,108	357,893
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	5,956
*	Zespol Elektrowni Patnow Adamow Konin SA	91,906	178,219
TOTAL POLAND			63,233,709
RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	399,392	918,602
	Globaltrans Investment P.L.C., GDR	294,567	2,553,896
	Magnitogorsk Iron & Steel Works PJSC, GDR	54,331	498,759
*	Mail.Ru Group, Ltd., GDR	202,296	4,762,048
*	Mechel PJSC, Sponsored ADR	67,871	204,292
	PhosAgro PJSC, GDR	208,019	2,639,761
	Ros Agro P.L.C., GDR	30,671	312,844
	Rostelecom PJSC, Sponsored ADR	116,107	949,755
	RusHydro PJSC, ADR	523,136	512,673
	TMK PJSC, GDR	251,590	873,017
	VEON, Ltd.	1,762,045	4,563,696
TOTAL RUSSIA			18,789,343
SOUTH AFRICA — (6.5%)
	Adcock Ingram Holdings, Ltd.	295,742	998,167
	Adcorp Holdings, Ltd.	895,905	714,464
	Advtech, Ltd.	3,805,068	2,715,734
	AECI, Ltd.	998,599	6,941,068
	African Oxygen, Ltd.	932,221	1,343,578
	African Phoenix Investments, Ltd.	5,869,014	156,076
	African Rainbow Minerals, Ltd.	983,247	11,012,896
	Afrimat, Ltd.	291,611	636,484

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Alexander Forbes Group Holdings, Ltd.	5,637,804	$1,963,597
	Allied Electronics Corp., Ltd., Class A	997,205	1,507,060
	Alviva Holdings, Ltd.	1,126,946	1,060,074
*	ArcelorMittal South Africa, Ltd.	1,635,635	140,340
*	Ascendis Health, Ltd.	1,364,617	90,476
	Assore, Ltd.	116,208	1,872,101
	Astral Foods, Ltd.	312,853	4,169,945
	AVI, Ltd.	1,941,412	9,950,869
#	Barloworld, Ltd.	1,827,163	11,290,972
*	Blue Label Telecoms, Ltd.	3,720,670	678,150
# *	Brait SE	2,007,780	1,093,470
	Cashbuild, Ltd.	161,047	2,121,396
	Caxton and CTP Publishers and Printers, Ltd.	323,754	157,889
	City Lodge Hotels, Ltd.	203,831	965,236
#	Clicks Group, Ltd.	1,489,117	24,025,831
	Coronation Fund Managers, Ltd.	1,268,248	3,520,275
	Curro Holdings, Ltd.	984,105	1,049,273
	DataTec, Ltd.	2,623,508	5,824,825
#	Dis-Chem Pharmacies, Ltd.	1,680,965	2,870,016
	Distell Group Holdings, Ltd.	357,779	3,110,266
#	DRDGOLD, Ltd.	1,451,771	928,565
*	enX Group, Ltd.	408,074	273,120
# *	EOH Holdings, Ltd.	1,004,416	546,311
	Famous Brands, Ltd.	609,050	2,942,324
	Foschini Group, Ltd. (The)	1,260,772	11,547,337
	Gold Fields, Ltd.	1,398,586	9,053,999
	Gold Fields, Ltd., Sponsored ADR	2,024,601	12,957,446
*	Grand Parade Investments, Ltd.	2,765,606	599,261
# *	Grindrod Shipping Holdings, Ltd.	123,683	668,259
	Grindrod, Ltd.	4,424,379	1,417,582
# *	Harmony Gold Mining Co., Ltd.	2,406,561	8,123,811
# *	Harmony Gold Mining Co., Ltd., Sponsored ADR	2,323,915	7,808,354
	Hudaco Industries, Ltd.	224,897	1,518,460
# *	Impala Platinum Holdings, Ltd.	5,819,874	54,687,057
	Imperial Logistics, Ltd.	850,373	2,860,096
# *	Invicta Holdings, Ltd.	363,426	374,030
	Italtile, Ltd.	705,978	613,255
	JSE, Ltd.	764,065	5,555,585
	KAP Industrial Holdings, Ltd.	13,007,430	3,195,569
	Lewis Group, Ltd.	810,861	1,592,402
	Liberty Holdings, Ltd.	1,128,273	7,887,189
	Life Healthcare Group Holdings, Ltd.	8,269,032	13,803,140
*	Long4Life, Ltd.	3,461,452	860,062
#	Massmart Holdings, Ltd.	681,511	2,411,006
	Merafe Resources, Ltd.	8,377,621	353,393
	Metair Investments, Ltd.	1,304,907	2,009,973
	MiX Telematics, Ltd.	37,895	20,239
	MiX Telematics, Ltd., Sponsored ADR	27,358	357,843
	Momentum Metropolitan Holdings	7,808,882	10,403,707
#	Motus Holdings Ltd.	490,862	2,627,918
	Mpact, Ltd.	1,509,019	1,553,363
	Murray & Roberts Holdings, Ltd.	3,959,853	2,807,214
*	Nampak, Ltd.	4,664,275	1,514,201
*	Net 1 UEPS Technologies, Inc.	776	2,772
#	Netcare, Ltd.	3,398,488	4,527,438
*	Northam Platinum, Ltd.	3,153,256	26,356,095
	Oceana Group, Ltd.	363,529	1,529,263
# *	Omnia Holdings, Ltd.	1,625,251	3,605,069
#	Peregrine Holdings, Ltd.	1,758,883	2,230,603

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Pick n Pay Stores, Ltd.	2,258,861	$9,748,486
#	Pioneer Foods Group, Ltd.	902,282	6,531,066
# *	PPC, Ltd.	12,380,473	1,894,150
#	PSG Konsult, Ltd.	645,805	388,651
	Raubex Group, Ltd.	1,437,176	2,271,038
	RCL Foods, Ltd.	716,485	574,138
	Reunert, Ltd.	1,368,799	5,551,874
#	Rhodes Food Group Pty, Ltd.	695,531	754,113
# *	Royal Bafokeng Platinum, Ltd.	871,533	2,990,155
	Santam, Ltd.	304,293	5,704,476
*	Sappi, Ltd.	1,005,881	2,548,647
# *	Sibanye Gold, Ltd.	9,471,405	24,394,779
#	SPAR Group, Ltd. (The)	1,407,560	17,909,462
	Spur Corp., Ltd.	347,152	554,006
*	Stadio Holdings, Ltd.	754,869	93,897
*	Sun International, Ltd.	1,021,362	2,364,857
*	Super Group, Ltd.	3,055,943	5,076,123
	Telkom SA SOC, Ltd.	2,159,955	4,606,378
	Tiger Brands, Ltd.	24,786	324,137
*	Tongaat Hulett, Ltd.	1,012,167	334,082
	Transaction Capital, Ltd.	2,117,645	3,419,998
*	Trencor, Ltd.	1,359,517	841,393
	Truworths International, Ltd.	2,597,327	7,583,446
	Tsogo Sun Gaming, Ltd.	3,699,806	2,671,491
*	Tsogo Sun Hotels, Ltd.	92,144	22,808
	Wilson Bayly Holmes-Ovcon, Ltd.	497,935	4,323,300
TOTAL SOUTH AFRICA			427,580,790
SOUTH KOREA — (13.1%)
*	3S Korea Co., Ltd.	312,236	668,129
#	ABco Electronics Co., Ltd.	76,717	329,891
# *	Able C&C Co., Ltd.	62,226	503,848
#	ABOV Semiconductor Co., Ltd.	96,930	571,348
# *	Abpro Bio Co., Ltd.	630,240	343,518
# *	Ace Technologies Corp.	190,914	1,281,091
# *	Actoz Soft Co., Ltd.	43,543	402,533
#	ADTechnology Co., Ltd.	56,104	1,275,288
# *	Advanced Cosmeceutical Technology Co., Ltd.	97,584	137,552
# *	Advanced Digital Chips, Inc.	276,221	231,329
	Advanced Nano Products Co., Ltd.	61,748	804,287
#	Advanced Process Systems Corp.	88,583	2,170,627
#	Aekyung Petrochemical Co., Ltd.	110,994	725,382
#	AfreecaTV Co., Ltd.	64,196	2,869,497
# *	Agabang&Company	232,277	827,344
#	Ahn-Gook Pharmaceutical Co., Ltd.	54,235	472,503
#	Ahnlab, Inc.	47,612	2,593,812
#	AJ Networks Co., Ltd.	99,527	407,861
# *	Ajin Industrial Co., Ltd.	102,112	204,054
	AK Holdings, Inc.	41,291	1,041,872
#	ALUKO Co., Ltd.	335,322	681,782
# *	Aminologics Co., Ltd.	455,837	650,024
# *	Amotech Co., Ltd.	62,943	1,360,794
*	Anam Electronics Co., Ltd.	179,135	283,150
# *	Ananti, Inc.	270,016	2,020,719
#	Anapass, Inc.	63,486	1,446,745
# *	Aprogen Healthcare & Games, Inc.	348,018	214,624
# *	Aprogen KIC, Inc.	115,172	247,899
# *	Aprogen pharmaceuticals, Inc.	901,560	986,032
# *	APS Holdings Corp.	135,289	1,187,395

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
# *	Arion Technology, Inc.	51,658	$55,030
#	Asia Cement Co., Ltd.	14,815	826,979
	ASIA Holdings Co., Ltd.	9,340	795,273
	Asia Paper Manufacturing Co., Ltd.	37,189	1,075,117
*	Asiana Airlines, Inc.	814,156	3,073,105
#	Atec Co., Ltd.	15,058	109,631
# *	A-Tech Solution Co., Ltd.	36,321	207,377
#	Atinum Investment Co., Ltd.	278,681	433,735
	AUK Corp.	195,590	332,939
#	Aurora World Corp.	45,949	437,372
#	Austem Co., Ltd.	172,157	291,479
#	Autech Corp.	107,090	992,627
#	Avaco Co., Ltd.	92,853	443,222
	Avatec Co., Ltd.	5,446	34,099
	Baiksan Co., Ltd.	85,242	517,143
# *	Barun Electronics Co., Ltd.	545,499	35,872
# *	Barunson Entertainment & Arts Corp.	180,998	270,124
#	Bcworld Pharm Co., Ltd.	44,638	502,540
	BGF Co., Ltd.	194,006	827,055
# *	BH Co., Ltd.	177,267	3,070,684
*	Binex Co., Ltd.	224,974	1,352,045
	Binggrae Co., Ltd.	50,325	2,226,119
# *	Biolog Device Co., Ltd.	126,061	181,851
	BioSmart Co., Ltd.	138,626	473,738
# *	Biotoxtech Co., Ltd.	93,297	502,689
# *	Biovill Co., Ltd.	187,949	48,343
#	BIT Computer Co., Ltd.	107,104	497,261
#	Bixolon Co., Ltd.	91,886	410,693
*	Bluecom Co., Ltd.	96,226	300,280
#	Boditech Med, Inc.	116,473	1,346,339
# *	Bohae Brewery Co., Ltd.	576,129	492,185
#	BoKwang Industry Co., Ltd.	108,320	408,258
#	Bolak Co., Ltd.	325,449	600,135
	Bookook Securities Co., Ltd.	14,493	248,481
# *	Boryung Medience Co., Ltd.	53,361	581,707
	Boryung Pharmaceutical Co., Ltd.	166,936	1,880,361
# *	Bosung Power Technology Co., Ltd.	379,755	609,221
# *	Brain Contents Co., Ltd.	821,659	422,228
*	Bubang Co., Ltd.	189,863	381,433
#	Bukwang Pharmaceutical Co., Ltd.	187,208	2,131,804
#	Busan City Gas Co., Ltd.	7,114	205,876
#	BYC Co., Ltd.	1,008	187,857
# *	BYON Co., Ltd.	413,005	401,221
#	Byucksan Corp.	348,644	486,789
# *	CammSys Corp.	340,736	897,123
	Capro Corp.	298,212	743,223
*	Caregen Co., Ltd.	27,611	664,589
	Castec Korea Co., Ltd.	7,540	16,760
#	Cell Biotech Co., Ltd.	44,610	621,119
# *	Celltrion Pharm, Inc.	6,235	214,886
	Changhae Ethanol Co., Ltd.	49,277	511,632
# *	Charm Engineering Co., Ltd.	307,521	372,928
# *	Cheil Bio Co., Ltd.	11,457	77,539
#	Chemtronics Co., Ltd.	71,610	908,296
# *	Chemtros Co., Ltd.	103,775	246,503
#	Cheryong Electric Co., Ltd.	92,994	422,073
#	Cheryong Industrial Co. Ltd/new	59,347	256,830
# *	ChinHung International, Inc.	234,602	436,308
	Chinyang Holdings Corp.	167,246	346,674

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
# *	Choa Pharmaceutical Co.	195,257	$753,026
# *	Chokwang Leather Co., Ltd.	607	19,202
#	Chokwang Paint, Ltd.	44,694	193,457
	Chong Kun Dang Pharmaceutical Corp.	62,723	4,845,850
	Chongkundang Holdings Corp.	23,047	2,153,766
#	Choong Ang Vaccine Laboratory	53,656	802,948
# *	Chorokbaem Media Co., Ltd.	344,008	363,243
#	Chosun Refractories Co., Ltd.	7,263	486,692
#	Chungdahm Learning, Inc.	41,606	603,591
	CJ CGV Co., Ltd.	112,076	2,439,403
#	CJ Freshway Corp.	46,086	987,733
# *	CJ Seafood Corp.	181,316	371,428
#	CKD Bio Corp.	30,322	711,393
#	Clean & Science Co., Ltd.	33,856	842,904
*	CLIO Cosmetics Co., Ltd.	33,489	657,403
# *	CMG Pharmaceutical Co., Ltd.	743,101	2,193,628
*	Codes Combine Co., Ltd.	76,049	162,701
*	CODI-M Co., Ltd.	994,945	412,892
	Com2uSCorp	36,583	3,088,002
#	Commax Co., Ltd.	73,089	237,115
# *	Coreana Cosmetics Co., Ltd.	193,167	746,702
	Cosmax BTI, Inc.	34,817	342,245
	COSMAX NBT Inc.	96,182	530,984
#	Cosmax, Inc.	60,814	3,437,719
	Cosmecca Korea Co., Ltd.	21,964	199,655
# *	CosmoAM&T Co., Ltd.	144,196	1,227,705
# *	Cosmochemical Co., Ltd.	131,217	960,141
# *	COSON Co., Ltd.	131,133	624,826
	COWELL FASHION Co., Ltd.	216,290	924,570
*	Creative & Innovative System	281,148	686,346
	Crown Confectionery Co., Ltd.	39,940	271,106
	CROWNHAITAI Holdings Co., Ltd.	50,259	422,154
*	CrucialTec Co., Ltd.	523,029	375,957
#	CS Wind Corp.	45,989	1,405,656
# *	CTC BIO, Inc.	153,373	795,128
# *	CTGen Co., Ltd.	190,033	296,953
#	Cuckoo Holdings Co., Ltd.	10,065	887,921
	Cuckoo Homesys Co., Ltd.	38,570	1,224,215
*	Curexo, Inc.	4,005	15,464
# *	Curo Co., Ltd.	661,678	550,442
# *	CUROCOM Co., Ltd.	334,192	777,223
	Cymechs, Inc.	44,360	428,400
#	D.I Corp.	202,008	552,996
# *	DA Technology Co., Ltd.	303,365	261,307
	Dae Dong Industrial Co., Ltd.	106,425	460,737
	Dae Han Flour Mills Co., Ltd.	7,679	870,883
#	Dae Hwa Pharmaceutical Co., Ltd.	107,045	985,005
#	Dae Hyun Co., Ltd.	218,886	411,493
# *	Dae Won Chemical Co., Ltd.	266,508	305,122
#	Dae Won Kang Up Co., Ltd.	165,207	462,267
# *	Dae Young Packaging Co., Ltd.	453,168	529,100
#	Daea TI Co., Ltd.	521,264	2,014,495
#	Daebongls Co., Ltd.	61,042	356,981
#	Daechang Co., Ltd.	314,932	340,306
#	Daechang Forging Co., Ltd.	12,874	305,292
	Daeduck Electronics Co.	146,705	1,107,374
# *	Daehan New Pharm Co., Ltd.	80,607	723,950
	Daehan Steel Co., Ltd.	106,579	487,255
	Dae-Il Corp.	163,708	259,943

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daejoo Electronic Materials Co., Ltd.	77,274	$1,178,079
	Daekyo Co., Ltd.	218,340	1,041,782
	Daelim B&Co Co., Ltd.	95,813	317,157
*	Daelim C&S Co., Ltd.	7,531	42,138
# *	Daemyung Corp. Co., Ltd.	489,877	565,341
#	Daeryuk Can Co., Ltd.	93,618	315,559
	Daesang Corp.	189,464	3,304,830
#	Daesang Holdings Co., Ltd.	124,559	614,710
	Daesung Energy Co., Ltd.	65,638	274,618
#	Daesung Holdings Co., Ltd.	26,734	183,374
# *	Daesung Industrial Co., Ltd.	83,195	229,730
# *	Daewon Cable Co., Ltd.	428,874	375,490
#	Daewon Media Co., Ltd.	69,938	367,612
#	Daewon Pharmaceutical Co., Ltd.	110,979	1,464,926
#	Daewon San Up Co., Ltd.	102,049	459,872
# *	Daewoo Electronic Components Co., Ltd.	270,532	519,872
	Daewoong Co., Ltd.	204,503	1,951,593
*	Dahaam E-Tec Co., Ltd.	2,100	50,921
	Daihan Pharmaceutical Co., Ltd.	36,794	946,612
	Daishin Securities Co., Ltd.	287,137	2,538,074
# *	Daiyang Metal Co., Ltd.	2,014	6,504
# *	Danal Co., Ltd.	400,227	1,002,372
	Danawa Co., Ltd.	51,093	1,025,062
#	Daou Data Corp.	144,083	948,515
#	Daou Technology, Inc.	246,217	3,661,102
# *	Dasan Networks, Inc.	162,841	1,021,428
#	Dawonsys Co., Ltd.	164,794	2,273,044
# *	Dayou Automotive Seat Technology Co., Ltd.	461,278	320,480
# *	Dayou Plus Co., Ltd.	443,110	257,450
	DB Financial Investment Co., Ltd.	262,180	845,122
	DB HiTek Co., Ltd.	271,458	6,078,084
*	DB, Inc.	881,031	579,908
	DCM Corp.	40,391	396,221
	Dentium Co., Ltd.	40,266	1,631,530
# *	Deutsch Motors, Inc.	165,401	1,098,732
#	Development Advance Solution Co., Ltd.	68,749	320,195
	DGB Financial Group, Inc.	372,111	2,014,620
#	DHP Korea Co., Ltd.	88,003	560,883
	DI Dong Il Corp.	7,397	445,156
	Digital Chosun Co., Ltd.	208,832	374,767
	Digital Daesung Co., Ltd.	77,646	489,658
#	Digital Power Communications Co., Ltd.	268,116	1,310,847
*	DIO Corp.	84,580	2,665,592
# *	Diostech Co., Ltd.	459,090	244,281
#	Display Tech Co., Ltd.	52,616	157,209
	DMS Co., Ltd.	151,242	652,542
#	DNF Co., Ltd.	68,482	554,647
#	Dohwa Engineering Co., Ltd.	60,443	402,167
#	Dong A Eltek Co., Ltd.	68,038	419,503
	Dong Ah Tire & Rubber Co., Ltd.	44,790	435,534
	Dong-A Socio Holdings Co., Ltd.	20,129	1,578,545
	Dong-A ST Co., Ltd.	46,749	3,661,208
#	Dong-Ah Geological Engineering Co., Ltd.	69,567	919,362
#	Dongbang Transport Logistics Co., Ltd.	25,627	29,785
	Dongbu Corp.	61,839	432,297
	Dongil Industries Co., Ltd.	11,791	523,888
#	Dongjin Semichem Co., Ltd.	248,107	3,581,742
	DongKook Pharmaceutical Co., Ltd.	41,832	3,052,835
#	Dongkuk Industries Co., Ltd.	300,387	605,275

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongkuk Steel Mill Co., Ltd.	512,879	$2,093,602
#	Dongkuk Structures & Construction Co., Ltd.	246,383	459,705
#	Dongsung Chemical Co., Ltd.	16,310	230,813
	DONGSUNG Corp.	225,619	860,004
*	Dongsung Finetec Co., Ltd.	129,948	1,040,976
#	Dongwha Enterprise Co., Ltd.	40,064	563,985
	Dongwha Pharm Co., Ltd.	184,209	1,218,177
	Dongwon Development Co., Ltd.	419,286	1,366,075
	Dongwon F&B Co., Ltd.	10,952	1,915,237
	Dongwon Industries Co., Ltd.	12,243	2,069,159
	Dongwon Systems Corp.	31,409	660,537
	Dongwoo Farm To Table Co., Ltd.	75,970	200,916
	Dongyang E&P, Inc.	39,994	520,508
# *	Dongyang Steel Pipe Co., Ltd.	919,409	746,531
	Doosan Co., Ltd.	1,711	89,389
# *	Doosan Heavy Industries & Construction Co., Ltd.	721,014	3,264,078
# *	Doosan Infracore Co., Ltd.	379,104	1,544,171
	DoubleUGames Co., Ltd.	63,789	2,499,188
	DRB Holding Co., Ltd.	60,912	261,715
# *	Dream Security Co., Ltd.	194,824	421,909
# *	Dreamus Co.	102,769	472,358
# *	DRTECH Corp.	175,505	250,601
#	DSR Wire Corp.	63,527	227,960
# *	DT&C Co., Ltd.	3,240	18,399
	DTR Automotive Corp.	32,595	790,007
# *	Duk San Neolux Co., Ltd.	83,405	1,946,068
	DY Corp.	128,250	537,809
	DY POWER Corp.	54,418	458,500
# *	E Investment&Development Co., Ltd.	778,047	132,774
	e Tec E&C, Ltd.	12,125	642,080
	E1 Corp.	32,823	1,218,722
	Eagon Holdings Co., Ltd.	7,939	16,533
#	Eagon Industrial, Ltd.	20,500	110,707
	Easy Bio, Inc.	355,539	1,357,100
# *	EcoBio Holdings Co., Ltd.	60,798	232,457
#	Ecopro Co., Ltd.	138,857	2,340,857
	e-Credible Co., Ltd.	28,154	436,342
#	Eehwa Construction Co., Ltd.	100,999	351,318
# *	EG Corp.	38,302	278,784
*	Ehwa Technologies Information Co., Ltd.	3,915,868	688,050
#	Elcomtec Co., Ltd.	261,529	419,115
# *	Elentec Co., Ltd.	112,258	448,367
#	e-LITECOM Co., Ltd.	36,695	143,912
# *	ELK Corp.	192,381	47,637
# *	EMKOREA Co., Ltd.	261,585	826,127
#	EM-Tech Co., Ltd.	101,917	768,644
# *	EMW Co., Ltd.	204,411	89,398
#	Enex Co., Ltd.	312,464	313,698
#	ENF Technology Co., Ltd.	79,346	1,832,015
	Eo Technics Co., Ltd.	65,249	5,669,013
*	Esmo Corp.	249,928	283,081
#	Estechpharma Co., Ltd.	84,060	686,565
# *	ESTsoft Corp.	31,344	175,880
# *	E-TRON Co., Ltd.	1,491,477	292,763
	Eugene Corp.	381,465	1,310,731
	Eugene Investment & Securities Co., Ltd.	588,034	1,140,854
#	Eugene Technology Co., Ltd.	119,738	1,677,673
# *	Eusu Holdings Co., Ltd.	117,423	610,961
	EVERDIGM Corp.	84,075	291,399

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
# *	EXA E&C, Inc.	69,546	$82,224
# *	Exem Co., Ltd.	152,435	365,694
#	Ezwelfare Co., Ltd.	45,722	436,944
#	Farmsco	125,460	421,941
*	FarmStory Co., Ltd.	387,295	318,309
# *	Feelingk Co., Ltd.	315,573	337,814
# *	Feelux Co., Ltd.	283,759	1,459,862
#	Fine DNC Co., Ltd.	103,000	167,736
#	Fine Semitech Corp.	39,942	277,251
# *	Firstec Co., Ltd.	209,199	360,052
# *	FN Republic Co., Ltd.	328,447	201,596
*	FNC Entertainment Co., Ltd.	3,147	20,034
# *	Foosung Co., Ltd.	438,268	3,052,624
# *	Fourth-Link, Inc.	52,309	12,015
#	Fursys, Inc.	16,042	384,157
# *	Futurestream Networks Co., Ltd.	16,175	14,482
#	Gabia, Inc.	61,787	465,227
#	Galaxia Communications Co., Ltd.	102,339	288,054
# *	Gamevil, Inc.	39,935	926,011
#	Gaon Cable Co., Ltd.	20,932	349,148
*	Genie Music Corp.	263,766	668,987
#	Geumhwa PSC Co., Ltd.	6,842	158,294
# *	Gigalane Co., Ltd.	267,290	330,161
*	Globon Co., Ltd.	29,365	69,632
#	GMB Korea Corp.	72,543	317,287
	GnCenergy Co., Ltd.	26,859	94,330
# *	GNCO Co., Ltd.	576,425	662,293
#	GOLFZON Co., Ltd.	23,532	1,106,869
#	Golfzon Newdin Holdings Co., Ltd.	191,815	573,425
# *	Good People Co., Ltd.	190,533	397,742
#	Grand Korea Leisure Co., Ltd.	75,831	1,154,962
	Green Cross Cell Corp.	46,744	1,453,884
	Green Cross Corp.	1,633	167,480
	Green Cross Holdings Corp.	74,442	1,269,963
	GS Global Corp.	364,694	601,498
	GS Home Shopping, Inc.	27,451	2,991,590
*	G-SMATT GLOBAL Co., Ltd.	657,151	109,284
	Gwangju Shinsegae Co., Ltd.	3,808	519,051
# *	GY Commerce Co., Ltd.	149,142	52,791
#	Haatz, Inc.	24,715	144,498
#	Hae In Corp.	49,750	166,664
	HAESUNG DS Co., Ltd.	74,140	1,094,558
#	Haesung Industrial Co., Ltd.	24,140	193,507
#	Haimarrow Food Service Co., Ltd.	182,415	420,608
	Haitai Confectionery & Foods Co., Ltd.	64,176	372,797
# *	Halla Corp.	161,986	362,131
	Halla Holdings Corp.	72,980	2,552,499
# *	Han Chang Corp.	122,636	283,347
#	Han Kuk Carbon Co., Ltd.	235,377	1,486,005
#	Hana Micron, Inc.	153,881	775,651
#	Hana Tour Service, Inc.	77,972	2,907,881
#	Hancom MDS, Inc.	47,712	443,374
#	Hancom, Inc.	145,599	1,343,796
#	Handok, Inc.	57,637	1,118,606
	Handsome Co., Ltd.	126,074	2,878,581
#	Hanil Cement Co., Ltd.	15,772	1,015,097
#	Hanil Holdings Co., Ltd.	12,939	410,508
#	Hanil Hyundai Cement Co., Ltd.	20,176	475,725
# *	Hanil Vacuum Co., Ltd.	342,149	255,974

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
# *	Hanjin Heavy Industries & Construction Co., Ltd.	189,630	$680,152
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	29,924	58,913
#	Hanjin Transportation Co., Ltd.	70,805	1,946,521
	Hankook AtlasBX Co., Ltd.	1,212	50,688
*	Hankook Corp., Inc.	9,559	13,380
*	Hankook Cosmetics Co., Ltd.	47,680	508,969
#	Hankook Cosmetics Manufacturing Co., Ltd.	15,453	379,855
#	Hankook Shell Oil Co., Ltd.	5,446	1,365,296
	Hankuk Paper Manufacturing Co., Ltd.	24,759	336,252
# *	Hankuk Steel Wire Co., Ltd.	58,735	136,137
#	Hanla IMS Co., Ltd.	41,360	237,001
#	Hanmi Semiconductor Co., Ltd.	196,861	1,414,121
#	HanmiGlobal Co., Ltd.	56,078	395,658
#	Hans Biomed Corp.	59,358	1,124,669
	Hansae Co., Ltd.	149,848	1,887,181
#	Hansae Yes24 Holdings Co., Ltd.	97,948	513,183
	Hanshin Construction	62,931	708,766
#	Hanshin Machinery Co.	232,826	292,414
	Hansol Chemical Co., Ltd.	73,972	6,723,715
*	Hansol Holdings Co., Ltd.	374,793	1,092,914
#	Hansol HomeDeco Co., Ltd.	562,499	487,651
	Hansol Paper Co., Ltd.	145,467	1,731,580
# *	Hansol Technics Co., Ltd.	202,796	1,467,313
	Hanwha General Insurance Co., Ltd.	459,691	896,746
*	Hanwha Investment & Securities Co., Ltd.	1,039,370	1,666,875
#	Hanyang Eng Co., Ltd.	84,283	823,608
	Hanyang Securities Co., Ltd.	41,592	333,377
*	Harim Co., Ltd.	387,176	833,581
	Harim Holdings Co., Ltd.	180,946	1,169,711
#	HB Technology Co., Ltd.	427,998	927,157
	HDC Holdings Co., Ltd.	283,735	2,365,844
	HDC Hyundai Engineering Plastics Co., Ltd.	130,129	458,751
#	HDC I-Controls Co., Ltd.	37,078	290,506
# *	Heung-A Shipping Co., Ltd.	729,772	243,965
# *	Heungkuk Fire & Marine Insurance Co., Ltd.	326,723	800,785
#	High Tech Pharm Co., Ltd.	28,011	262,438
*	Hisem Co., Ltd.	71,606	390,409
#	Hitejinro Holdings Co., Ltd.	61,468	725,796
	HizeAero Co., Ltd.	9,927	53,186
	HJ Magnolia Yongpyong Hotel & Resort Corp.	162,717	716,802
# *	Home Center Holdings Co., Ltd.	511,672	536,255
# *	Homecast Co., Ltd.	242,482	788,346
	HS Industries Co., Ltd.	330,263	3,103,472
#	HS R&A Co., Ltd.	262,709	451,573
# *	HSD Engine Co., Ltd.	167,330	562,896
# *	Huayi Brothers Korea Co., Ltd.	77,945	158,172
	Huchems Fine Chemical Corp.	172,838	2,815,675
*	Humax Co., Ltd.	116,983	445,522
	Humedix Co., Ltd.	46,793	779,605
# *	Huneed Technologies	83,244	445,612
	Huons Co., Ltd.	50,562	2,006,726
	Huons Global Co., Ltd.	49,967	1,261,311
#	Husteel Co., Ltd.	20,207	152,444
#	Huvis Corp.	120,053	568,405
#	Huvitz Co., Ltd.	85,649	752,380
	Hwa Shin Co., Ltd.	145,099	400,750
	Hwacheon Machine Tool Co., Ltd.	6,481	209,188
#	Hwail Pharm Co., Ltd.	76,780	417,259
# *	Hwajin Co., Ltd.	195,001	93,872

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hwangkum Steel & Technology Co., Ltd.	62,310	$342,605
#	Hwaseung Enterprise Co., Ltd.	62,116	814,883
	HwaSung Industrial Co., Ltd.	78,134	705,478
#	Hy-Lok Corp.	77,809	1,014,423
#	HyosungITX Co., Ltd.	27,938	359,162
# *	Hyulim ROBOT Co., Ltd.	547,191	434,839
# *	Hyundai Bioscience Co., Ltd.	290,847	2,823,073
#	Hyundai BNG Steel Co., Ltd.	83,836	576,650
	Hyundai Construction Equipment Co., Ltd.	88,920	1,957,282
#	Hyundai Corp Holdings, Inc.	51,518	444,530
#	Hyundai Corp.	64,109	841,795
*	Hyundai Electric & Energy System Co., Ltd.	50,960	414,322
	Hyundai Greenfood Co., Ltd.	321,712	2,763,710
	Hyundai Home Shopping Network Corp.	42,667	2,678,222
	Hyundai Hy Communications & Networks Co., Ltd.	332,548	1,059,590
	Hyundai Livart Furniture Co., Ltd.	111,678	1,031,972
# *	Hyundai Merchant Marine Co., Ltd.	1,362,003	3,930,376
	Hyundai Motor Securities Co., Ltd.	140,883	1,110,797
#	Hyundai Pharmaceutical Co., Ltd.	162,350	664,152
*	Hyundai Rotem Co., Ltd.	12,641	148,164
	Hyundai Telecommunication Co., Ltd.	26,501	165,845
	Hyundai Wia Corp.	111,526	3,957,502
#	HyVision System, Inc.	91,380	914,834
*	I&C Technology Co., Ltd.	56,987	243,374
#	i3system, Inc.	36,390	602,204
*	iA, Inc.	1,230,523	484,489
#	ICD Co., Ltd.	98,871	1,272,348
*	i-Components Co., Ltd.	10,212	38,262
	IDIS Holdings Co., Ltd.	1,320	12,869
# *	IHQ, Inc.	506,629	678,180
	Il Dong Pharmaceutical Co., Ltd.	75,754	988,235
#	Iljin Diamond Co., Ltd.	43,218	960,710
#	Iljin Display Co., Ltd.	147,030	711,931
# *	Iljin Electric Co., Ltd.	143,914	383,219
	Iljin Holdings Co., Ltd.	187,441	713,730
#	Ilshin Spinning Co., Ltd.	11,708	662,802
# *	Ilshin Stone Co., Ltd.	420,824	780,245
#	ilShinbiobase Co., Ltd.	195,930	339,239
#	Ilsung Pharmaceuticals Co., Ltd.	4,137	284,560
# *	Ilyang Pharmaceutical Co., Ltd.	92,098	1,841,747
# *	IM Co., Ltd.	267,965	233,700
	iMarketKorea, Inc.	158,600	1,231,190
# *	In the F Co., Ltd.	76,193	123,770
	InBody Co., Ltd.	75,624	1,317,344
# *	INCON Co., Ltd.	134,456	164,135
# *	Incross Co., Ltd.	25,793	616,235
# *	Infinitt Healthcare Co., Ltd.	122,489	588,521
	InfoBank Corp.	4,325	21,520
	INITECH Co., Ltd.	67,933	306,694
# *	InkTec Co., Ltd.	10,746	30,679
	Innocean Worldwide, Inc.	51,390	3,045,301
# *	InnoWireless, Inc.	36,195	900,727
*	Innox Advanced Materials Co., Ltd.	46,191	1,808,438
# *	Inscobee, Inc.	591,826	1,380,079
# *	Insun ENT Co., Ltd.	214,341	1,307,141
#	Intelligent Digital Integrated Security Co., Ltd.	43,482	830,436
*	Interflex Co., Ltd.	80,840	882,822
#	Interojo Co., Ltd.	68,475	1,543,079
	Interpark Corp.	84,885	328,907

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Interpark Holdings Corp.	341,830	$573,314
#	INTOPS Co., Ltd.	91,867	842,846
#	INVENIA Co., Ltd.	107,804	213,855
#	Inzi Controls Co., Ltd.	69,983	272,225
	INZI Display Co., Ltd.	32,254	52,560
# *	Iones Co., Ltd.	75,333	415,717
	IS Dongseo Co., Ltd.	121,884	2,917,876
#	ISC Co., Ltd.	75,550	745,128
	i-SENS, Inc.	80,686	1,545,160
#	ISU Chemical Co., Ltd.	85,775	656,908
#	IsuPetasys Co., Ltd.	234,729	735,445
	It's Hanbul Co., Ltd.	43,043	629,044
#	J.ESTINA Co., Ltd.	96,373	273,896
#	Jahwa Electronics Co., Ltd.	92,216	763,476
#	JASTECH, Ltd.	66,749	630,289
# *	Jayjun Cosmetic Co., Ltd.	177,338	579,055
	JB Financial Group Co., Ltd.	1,265,492	5,396,694
#	JC Hyun System, Inc.	96,331	374,156
*	Jcontentree Corp.	34,434	1,116,801
	Jeil Pharmaceutical Co., Ltd.	5,220	136,734
# *	Jeju Semiconductor Corp.	154,448	472,758
	Jejuair Co., Ltd.	68,439	1,247,846
# *	Jeongsan Aikang Co., Ltd.	202,408	335,439
	Jinro Distillers Co., Ltd.	13,893	353,163
#	Jinsung T.E.C.	96,173	494,714
	JLS Co., Ltd.	62,953	392,912
# *	JNK Heaters Co., Ltd.	52,520	179,584
*	JoyCity Corp.	6,537	50,513
#	JS Corp.	40,769	360,923
	Jusung Engineering Co., Ltd.	304,390	1,733,015
#	JVM Co., Ltd.	26,151	588,461
	JW Holdings Corp.	285,474	1,299,250
#	JW Life Science Corp.	63,469	1,008,045
	JW Pharmaceutical Corp.	105,467	2,565,864
	JW Shinyak Corp.	12,810	48,532
	JYP Entertainment Corp.	189,410	3,862,622
# *	Kanglim Co., Ltd.	233,824	360,013
#	Kangnam Jevisco Co., Ltd.	30,467	490,743
#	KAON Media Co., Ltd.	109,201	643,488
*	KB Metal Co., Ltd.	4,711	5,974
*	KBI Dongkook Industrial Co., Ltd.	18,014	9,723
	KC Co., Ltd.	58,671	781,416
#	KC Cottrell Co., Ltd.	74,743	412,664
#	KC Green Holdings Co., Ltd.	118,684	479,120
	KC Tech Co., Ltd.	74,585	1,262,082
	KCC Engineering & Construction Co., Ltd.	62,491	312,967
	KCI, Ltd.	33,797	266,112
	KCTC	13,113	27,906
*	KD Corp.	147,361	2,295
# *	KEC Corp.	698,550	569,836
	KEPCO Engineering & Construction Co., Inc.	106,836	1,746,295
#	Keyang Electric Machinery Co., Ltd.	165,708	393,689
# *	KEYEAST Co., Ltd.	466,462	1,184,980
	KG Chemical Corp.	28,118	278,622
	KG Eco Technology Service Co., Ltd.	190,816	482,964
	Kginicis Co., Ltd.	130,879	1,924,615
	KGMobilians Co., Ltd.	131,967	618,914
# *	KH Vatec Co., Ltd.	92,733	1,522,222
#	KINX, Inc.	19,529	743,434

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KISCO Corp.	177,282	$643,650
	KISCO Holdings Co., Ltd.	56,887	570,228
#	Kishin Corp.	49,420	153,906
	KISWIRE, Ltd.	56,680	850,095
# *	Kiwi Media Group Co., Ltd.	1,683,238	158,883
#	KL-Net Corp.	122,853	224,010
#	KM Corp.	32,729	493,372
	KMH Co., Ltd.	123,798	554,121
# *	KMH Hitech Co., Ltd.	121,868	117,933
	Kocom Co., Ltd.	59,560	300,322
# *	Kodaco Co., Ltd.	278,877	192,600
#	Koentec Co., Ltd.	161,790	1,152,780
	Koh Young Technology, Inc.	86,179	6,573,135
	Kolmar BNH Co., Ltd.	63,793	1,404,545
	Kolmar Korea Co., Ltd.	69,539	2,433,144
	Kolmar Korea Holdings Co., Ltd.	78,928	1,391,007
#	Kolon Corp.	54,920	699,873
	Kolon Global Corp.	44,535	326,123
	Kolon Industries, Inc.	49,186	1,723,349
*	Kolon Life Science, Inc.	57,114	821,691
	Kolon Plastic, Inc.	112,909	376,470
#	Komelon Corp.	37,331	247,805
#	KoMiCo, Ltd.	36,775	823,921
# *	KONA I Co., Ltd.	90,626	1,158,404
	Kook Soon Dang Brewery Co., Ltd.	29,947	84,597
#	Kopla Co., Ltd.	112,709	334,524
#	Korea Alcohol Industrial Co., Ltd.	106,769	766,556
	Korea Asset In Trust Co., Ltd.	345,264	847,242
	Korea Autoglass Corp.	70,686	883,397
#	Korea Cast Iron Pipe Industries Co., Ltd.	73,374	579,218
*	Korea Circuit Co., Ltd.	93,570	767,476
# *	Korea District Heating Corp.	26,017	907,064
	Korea Electric Terminal Co., Ltd.	48,739	1,551,978
#	Korea Electronic Certification Authority, Inc.	139,013	462,762
#	Korea Electronic Power Industrial Development Co., Ltd.	71,059	196,471
	Korea Export Packaging Industrial Co., Ltd.	5,621	93,201
# *	Korea Flange Co., Ltd.	97,231	155,972
#	Korea Industrial Co., Ltd.	88,039	211,862
*	Korea Information & Communications Co., Ltd.	108,101	683,193
#	Korea Information Certificate Authority, Inc.	134,658	400,295
*	Korea Line Corp.	105,499	1,796,203
# *	Korea Materials & Analysis Corp.	41,315	355,706
#	Korea Petrochemical Ind Co., Ltd.	27,068	2,090,397
	Korea Real Estate Investment & Trust Co., Ltd.	1,105,216	1,852,672
#	Korea United Pharm, Inc.	82,812	1,137,280
	Korean Reinsurance Co.	591,764	4,265,217
	Kortek Corp.	84,524	845,675
# *	KPM Tech Co., Ltd.	113,288	94,220
#	KPX Chemical Co., Ltd.	17,266	776,179
# *	KSIGN Co., Ltd.	341,049	308,080
#	KSS LINE, Ltd.	117,050	683,079
*	KT Hitel Co., Ltd.	106,931	455,134
	KT Skylife Co., Ltd.	187,951	1,362,619
#	KT Submarine Co., Ltd.	120,610	406,541
# *	KTB Investment & Securities Co., Ltd.	394,613	701,089
	KTCS Corp.	250,820	431,863
	Ktis Corp.	198,556	347,534
# *	Kuk Young G&M	186,943	352,966
#	Kukbo Design Co., Ltd.	30,951	418,381

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Kukdo Chemical Co., Ltd.	22,265	$769,717
#	Kukdong Oil & Chemicals Co., Ltd.	89,179	250,566
# *	Kuk-il Paper Manufacturing Co., Ltd.	596,800	2,568,648
#	Kum Yang Co., Ltd.	95,714	195,599
#	Kumho Industrial Co., Ltd.	175,329	1,380,975
*	Kumho Tire Co., Inc.	646,850	2,065,140
#	Kumkang Kind Co., Ltd.	106,055	302,887
#	Kwang Dong Pharmaceutical Co., Ltd.	296,630	1,586,574
# *	Kwang Myung Electric Co., Ltd.	296,949	526,739
#	Kyeryong Construction Industrial Co., Ltd.	33,110	493,864
	Kyobo Securities Co., Ltd.	162,397	1,176,143
#	Kyongbo Pharmaceutical Co., Ltd.	88,678	618,073
	Kyung Dong Navien Co., Ltd.	46,552	1,587,377
*	Kyung Nam Pharm Co., Ltd.	8,640	61,618
	Kyung Nong Corp.	35,483	300,553
#	Kyungbang Co., Ltd.	90,006	687,492
	KyungDong City Gas Co., Ltd.	28,465	441,074
#	KyungDong Invest Co., Ltd.	8,652	274,995
	Kyungdong Pharm Co., Ltd.	126,740	847,440
#	Kyung-In Synthetic Corp.	244,205	1,694,686
#	L&F Co., Ltd.	116,425	2,195,764
*	L&K Biomed Co., Ltd.	26,992	59,534
# *	LabGenomics Co., Ltd.	49,913	301,593
# *	LB Semicon, Inc.	280,854	1,796,688
	LEADCORP, Inc. (The)	135,857	676,297
# *	Leaders Cosmetics Co., Ltd.	103,385	425,549
# *	Lee Ku Industrial Co., Ltd.	162,151	215,699
	LEENO Industrial, Inc.	78,489	5,310,545
# *	Leenos Corp.	241,350	261,655
	LF Corp.	165,054	2,062,498
	LG Hausys, Ltd.	56,143	2,290,168
	LG HelloVision Co., Ltd.	198,193	843,493
	LG International Corp.	275,679	2,777,795
	LIG Nex1 Co., Ltd.	80,925	1,879,108
#	Lion Chemtech Co., Ltd.	73,106	465,664
# *	LIS Co., Ltd.	61,215	522,963
# *	Liveplex Co., Ltd.	591,186	380,751
#	LMS Co., Ltd.	44,865	552,417
	Lock & Lock Co., Ltd.	153,805	1,786,767
# *	LONGTU KOREA, Inc.	102,159	458,900
#	LOT Vacuum Co., Ltd.	76,342	589,550
	Lotte Chilsung Beverage Co., Ltd.	15,094	1,558,984
	Lotte Confectionery Co., Ltd.	2,208	253,522
	LOTTE Fine Chemical Co., Ltd.	125,283	4,054,241
	Lotte Food Co., Ltd.	3,778	1,135,277
	LOTTE Himart Co., Ltd.	62,911	1,400,374
*	Lotte Non-Life Insurance Co., Ltd.	562,431	790,138
*	Lotte Tour Development Co., Ltd.	117,013	1,249,716
#	LS Cable & System Asia, Ltd.	73,345	477,660
	LS Industrial Systems Co., Ltd.	4,527	197,857
# *	Lumens Co., Ltd.	354,161	707,746
*	Lutronic Corp.	161,927	1,004,678
# *	LVMC Holdings	249,712	849,066
# *	Macrogen, Inc.	76,706	1,441,820
	Maeil Holdings Co., Ltd.	48,866	419,450
# *	Magicmicro Co., Ltd.	415,153	214,667
#	MAKUS, Inc.	21,923	65,354
# *	Maniker Co., Ltd.	480,112	310,892
#	Mcnex Co., Ltd.	96,753	2,808,023

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
# *	ME2ON Co., Ltd.	188,005	$829,724
*	Mediana Co., Ltd.	35,251	238,637
*	Medipost Co., Ltd.	15,546	418,131
#	Meerecompany, Inc.	28,285	683,548
#	MegaStudy Co., Ltd.	62,602	598,493
#	MegaStudyEdu Co., Ltd.	63,888	2,356,043
# *	Melfas, Inc.	166,086	218,542
#	META BIOMED Co., Ltd.	157,118	359,758
# *	Metalabs Co., Ltd.	146,421	135,750
# *	Mgame Corp.	132,226	392,372
	Mi Chang Oil Industrial Co., Ltd.	5,858	368,351
#	MiCo, Ltd.	217,146	1,148,028
# *	Microfriend, Inc.	41,780	167,103
#	Minwise Co., Ltd.	70,028	843,173
	Mirae Asset Life Insurance Co., Ltd.	703,031	2,464,093
# *	Mirae Corp.	6,805,040	704,071
#	Miwon Chemicals Co., Ltd.	3,853	142,994
	Miwon Commercial Co., Ltd.	5,072	248,934
	Miwon Specialty Chemical Co., Ltd.	13,007	810,208
#	MK Electron Co., Ltd.	122,985	791,796
# *	MNTech Co., Ltd.	145,586	394,417
#	Mobase Co., Ltd.	66,516	236,988
# *	Mobile Appliance, Inc.	87,251	311,599
#	Modetour Network, Inc.	126,938	1,549,626
#	Monalisa Co., Ltd.	104,413	795,688
#	MonAmi Co., Ltd.	104,161	272,422
	Moorim P&P Co., Ltd.	192,533	623,760
	Moorim Paper Co., Ltd.	166,723	353,692
#	Motonic Corp.	83,986	625,453
# *	MP Group, Inc.	151,072	31,253
#	MS Autotech Co., Ltd.	143,953	727,354
#	Muhak Co., Ltd.	122,263	839,835
#	Multicampus Co., Ltd.	19,051	552,010
# *	MyungMoon Pharm Co., Ltd.	158,796	614,421
#	Nam Hwa Construction Co., Ltd.	37,268	429,549
#	Namhae Chemical Corp.	218,213	1,404,865
# *	NamKwang Engineering & Construction Co., Ltd.	24,008	199,182
# *	Namsun Aluminum Co., Ltd.	470,435	1,563,879
# *	Namuga Co., Ltd.	9,117	308,815
	Namyang Dairy Products Co., Ltd.	3,096	1,067,141
#	Namyeung Vivien	3,078	42,024
# *	Nano Chem Tech, Inc.	123,768	337,236
# *	NanoenTek, Inc.	97,625	452,780
#	Nasmedia Co., Ltd.	29,675	939,386
# *	Nature & Environment Co., Ltd.	384,677	318,312
# *	Naturecell Co., Ltd.	90,906	444,411
	NeoPharm Co., Ltd.	34,841	1,179,018
# *	Neowiz	111,833	1,586,936
# *	NEOWIZ HOLDINGS Corp.	41,092	468,159
#	NEPES Corp.	130,637	2,535,391
# *	Neuros Co., Ltd.	132,787	401,389
# *	New Power Plasma Co., Ltd.	172,515	599,627
	Nexen Corp.	137,273	658,266
	Nexen Tire Corp.	270,530	1,832,184
*	Nexon GT Co., Ltd.	5,993	32,253
*	Next Entertainment World Co., Ltd.	127,809	482,027
#	NextEye Co., Ltd.	197,968	207,996
#	Nexturn Co., Ltd.	53,705	422,072
*	NHN BUGS Corp.	53,175	250,203

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	NHN Corp.	82,350	$5,174,201
	NHN KCP Corp.	101,255	2,028,091
	NI Steel Co., Ltd.	6,100	10,654
	NICE Holdings Co., Ltd.	142,334	2,638,754
	Nice Information & Telecommunication, Inc.	46,809	1,114,526
	NICE Information Service Co., Ltd.	256,234	3,566,630
	NICE Total Cash Management Co., Ltd.	158,433	993,805
# *	NK Co., Ltd.	510,585	454,108
*	NK Mulsan Co., Ltd.	60,780	45,629
#	Nong Shim Holdings Co., Ltd.	14,553	942,545
#	Nong Woo Bio Co., Ltd.	59,772	540,059
#	Noroo Holdings Co., Ltd.	14,784	134,009
#	NOROO Paint & Coatings Co., Ltd.	70,910	438,305
	NPC	66,771	212,533
	NS Shopping Co., Ltd.	136,851	1,001,890
# *	nTels Co., Ltd.	24,999	191,808
#	Nuri Telecom Co., Ltd.	57,184	272,319
*	NUVOTEC Co., Ltd.	153,125	161,388
#	Oceanbridge Co., Ltd.	19,278	179,271
# *	Omnisystem Co., Ltd.	287,741	429,462
#	Openbase, Inc.	183,847	469,844
	Opto Device Technology Co., Ltd.	76,275	296,112
#	OptoElectronics Solutions Co., Ltd.	53,075	1,854,841
#	OPTRON-TEC, Inc.	133,374	703,929
# *	Orbitech Co., Ltd.	159,009	417,638
# *	Orientbio, Inc.	1,249,881	319,049
	Orion Holdings Corp.	128,689	1,662,383
# *	OSANGJAIEL Co., Ltd.	93,101	465,907
*	Osstem Implant Co., Ltd.	90,276	3,174,457
# *	Osung Advanced Materials Co., Ltd.	278,129	527,301
#	Paik Kwang Industrial Co., Ltd.	153,313	405,143
	Pang Rim Co., Ltd.	101,740	167,716
#	Pan-Pacific Co., Ltd.	243,726	477,217
# *	PaperCorea, Inc.	237,569	102,567
	Partron Co., Ltd.	294,945	2,714,648
# *	Paru Co., Ltd.	257,213	984,381
*	People & Technology, Inc.	18,603	112,453
	Pharma Research Products Co., Ltd.	37,797	1,216,593
# *	Pharmicell Co., Ltd.	118,646	762,815
# *	Phoenix Materials Co., Ltd.	304,133	166,021
#	PNE Solution Co., Ltd.	78,094	696,606
# *	Pobis TNC Co., Ltd.	250,451	291,937
*	POLUS BioPharm, Inc.	42,209	32,537
#	Poongsan Corp.	163,502	2,779,357
	Poongsan Holdings Corp.	34,109	910,793
#	POSCO Coated & Color Steel Co., Ltd.	18,535	238,846
	Posco ICT Co., Ltd.	423,426	1,731,664
#	Posco M-Tech Co., Ltd.	196,627	687,150
# *	Power Logics Co., Ltd.	204,736	1,505,951
#	Protec Co., Ltd.	46,463	634,060
#	PS TEC Co., Ltd.	102,079	335,637
#	PSK, Inc.	90,057	1,674,423
#	Pulmuone Co., Ltd.	106,502	935,276
#	Pungkuk Alcohol Industry Co., Ltd.	39,040	509,635
#	Pyeong Hwa Automotive Co., Ltd.	70,087	467,733
*	RaonSecure Co., Ltd.	228,718	477,278
	Rayence Co., Ltd.	21,966	225,861
*	Redrover Co., Ltd.	335,561	128,807
#	Reyon Pharmaceutical Co., Ltd.	55,894	643,353

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	RFHIC Corp.	35,138	$813,963
# *	RFTech Co., Ltd.	155,064	1,036,558
#	Robostar Co., Ltd.	48,652	651,472
*	Robotis Co., Ltd.	9,311	86,137
*	Rorze Systems Corp.	12,806	64,059
	Rsupport Co., Ltd.	59,819	137,020
#	S Net Systems, Inc.	100,072	549,004
#	S&S Tech Corp.	126,918	1,602,692
#	S&T Corp.	13,299	186,068
	S&T Dynamics Co., Ltd.	190,917	1,046,081
	S&T Holdings Co., Ltd.	63,537	795,211
	S&T Motiv Co., Ltd.	76,191	2,484,085
# *	S.Y. Co., Ltd.	125,687	455,379
#	Sajo Industries Co., Ltd.	18,895	521,464
# *	Sajodongaone Co., Ltd.	256,108	206,220
#	Sam Chun Dang Pharm Co., Ltd.	107,345	2,555,749
# *	SAM KANG M&T Co., Ltd.	103,756	345,984
	Sam Young Electronics Co., Ltd.	93,437	648,982
#	Sam Yung Trading Co., Ltd.	95,984	1,283,116
#	Sam-A Pharm Co., Ltd.	4,439	60,538
	Sambo Corrugated Board Co., Ltd.	7,239	50,654
#	Sambo Motors Co., Ltd.	76,305	334,298
# *	Sambon Electronics Co., Ltd.	284,390	559,043
*	Sambu Engineering & Construction Co., Ltd.	29,011	15,163
#	Samchully Co., Ltd.	23,292	1,530,760
# *	Samchuly Bicycle Co., Ltd.	61,158	287,406
#	Samho Development Co., Ltd.	152,579	515,327
#	Samho International Co., Ltd.	39,725	583,224
	SAMHWA Paints Industrial Co., Ltd.	83,835	339,269
	Samick Musical Instruments Co., Ltd.	434,936	645,235
#	Samick THK Co., Ltd.	73,116	818,082
#	Samil Pharmaceutical Co., Ltd.	33,521	555,079
	Samji Electronics Co., Ltd.	82,330	628,670
#	Samjin LND Co., Ltd.	98,862	201,325
	Samjin Pharmaceutical Co., Ltd.	75,659	1,491,557
#	Samkee Automotive Co., Ltd.	179,493	331,687
	Samkwang Glass Co., Ltd.	24,646	577,576
#	Sammok S-Form Co., Ltd.	31,502	202,899
# *	SAMPYO Cement Co., Ltd.	231,777	610,338
	Samsung Climate Control Co., Ltd.	3,552	21,581
# *	Samsung Pharmaceutical Co., Ltd.	296,288	957,046
#	Samsung Publishing Co., Ltd.	33,817	578,352
	SAMT Co., Ltd.	388,498	781,229
#	Samwha Capacitor Co., Ltd.	62,429	2,788,876
#	Samwha Electric Co., Ltd.	34,786	448,424
	Samyang Corp.	29,908	1,053,183
	Samyang Foods Co., Ltd.	25,215	2,127,181
	Samyang Holdings Corp.	33,257	1,544,164
#	Samyang Tongsang Co., Ltd.	13,052	670,666
#	Samyoung M-Tek Co., Ltd.	10,739	31,842
	Sang-A Frontec Co., Ltd.	60,793	775,005
# *	Sangbo Corp.	273,187	227,574
# *	Sangsangin Co., Ltd.	328,526	2,190,432
	Sangsin Brake	47,715	132,748
#	Sangsin Energy Display Precision Co., Ltd.	85,128	629,536
	SaraminHR Co., Ltd.	44,510	1,066,374
#	Satrec Initiative Co., Ltd.	42,393	665,666
#	SAVEZONE I&C Corp.	118,777	286,630
# *	SBI Investment Korea Co., Ltd.	753,154	414,416

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SBS Media Holdings Co., Ltd.	366,324	$625,661
# *	SBW	910,924	1,026,396
# *	S-Connect Co., Ltd.	412,236	690,938
# *	SD Biotechnologies Co., Ltd.	86,357	457,608
# *	SDN Co., Ltd.	374,984	783,102
	Seah Besteel Corp.	115,197	1,236,546
	SeAH Holdings Corp.	5,096	304,916
	SeAH Steel Corp.	13,823	605,610
	SeAH Steel Holdings Corp.	13,180	446,588
	Sebang Co., Ltd.	85,670	716,967
	Sebang Global Battery Co., Ltd.	57,239	1,602,726
	Sebo Manufacturing Engineer Corp.	46,469	277,477
#	Secuve Co., Ltd.	184,997	208,411
*	Seegene, Inc.	148,228	3,698,630
#	Sejin Heavy Industries Co., Ltd.	45,765	153,946
#	Sejong Industrial Co., Ltd.	78,586	296,448
*	Sejong Telecom, Inc.	2,546,413	698,817
# *	Sejoong Co., Ltd.	80,478	170,855
# *	Sekonix Co., Ltd.	84,992	478,754
# *	Selvas AI, Inc.	179,027	212,922
#	Sempio Foods Co.	14,221	368,795
#	Semyung Electric Machinery Co., Ltd.	76,449	267,300
#	S-Energy Co., Ltd.	89,497	272,970
*	Seobu T&D	272,503	1,670,995
#	Seohan Co., Ltd.	675,748	602,123
#	Seohee Construction Co., Ltd.	1,204,813	1,084,176
	Seojin System Co., Ltd.	7,450	165,307
#	Seondo Electric Co., Ltd.	91,667	208,639
#	Seoul Auction Co., Ltd.	90,789	420,482
# *	Seoul Electronics & Telecom	269,734	236,409
# *	Seoul Food Industrial Co., Ltd.	2,476,815	322,865
# *	Seoul Pharma Co., Ltd.	56,814	307,314
#	Seoul Semiconductor Co., Ltd.	304,747	3,611,851
#	Seoulin Bioscience Co., Ltd.	30,512	270,479
#	Seowon Co., Ltd.	158,377	456,947
#	SEOWONINTECH Co., Ltd.	88,488	465,797
#	Seoyon Co., Ltd.	108,844	347,115
#	Seoyon E-Hwa Co., Ltd.	96,108	396,553
#	Sewha P&C, Inc.	111,502	265,861
# *	Sewon Cellontech Co., Ltd.	392,751	832,777
	Sewon Precision Industry Co., Ltd.	25,563	130,137
#	SEWOONMEDICAL Co., Ltd.	171,507	487,001
	SFA Engineering Corp.	114,781	3,878,639
*	SFA Semicon Co., Ltd.	541,278	2,497,785
# *	SFC Co., Ltd.	290,874	166,108
# *	SG Corp.	861,294	629,846
# *	SG&G Corp.	178,205	270,141
#	SH Energy & Chemical Co., Ltd.	666,959	573,622
# *	Shin Poong Pharmaceutical Co., Ltd.	274,427	1,510,702
	Shindaeyang Paper Co., Ltd.	12,266	653,230
#	Shinil Industrial Co., Ltd.	541,381	811,795
#	Shinsegae Engineering & Construction Co., Ltd.	21,969	461,597
#	Shinsegae Food Co., Ltd.	16,213	911,779
#	Shinsegae Information & Communication Co., Ltd.	7,427	695,053
	Shinsegae International, Inc.	11,651	1,973,463
# *	Shinsung E&G Co., Ltd.	888,079	657,528
# *	Shinsung Tongsang Co., Ltd.	467,967	507,950
# *	Shinwha Intertek Corp.	236,989	580,359
# *	Shinwon Corp.	429,449	586,967

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinyoung Securities Co., Ltd.	33,458	$1,486,433
#	SHOWBOX Corp.	245,966	667,733
# *	Signetics Corp.	424,933	365,177
#	SIGONG TECH Co., Ltd.	93,198	370,673
#	Silicon Works Co., Ltd.	89,032	2,718,575
#	Silla Co., Ltd.	55,354	516,841
#	SIMMTECH Co., Ltd.	106,857	967,844
#	SIMPAC, Inc.	114,590	244,569
	Sindoh Co., Ltd.	40,874	1,160,618
	Sinil Pharm Co., Ltd.	1,717	10,745
#	SinSin Pharmaceutical Co., Ltd.	60,923	341,743
#	SK Bioland Co., Ltd.	88,938	1,536,559
#	SK Chemicals Co., Ltd.	38,485	1,855,012
#	SK D&D Co., Ltd.	60,487	1,377,827
	SK Discovery Co., Ltd.	75,227	1,457,182
	SK Gas, Ltd.	2,033	128,002
	SK Networks Co., Ltd.	1,121,588	4,632,841
*	SK Rent A Car Co., Ltd.	2,780	25,444
	SK Securities Co., Ltd.	3,674,038	1,774,464
# *	SKC Solmics Co., Ltd.	229,670	637,157
#	SKCKOLONPI, Inc.	119,900	3,854,274
	SL Corp.	116,221	1,619,838
# *	SM Culture & Contents Co., Ltd.	324,599	392,844
*	SM Entertainment Co., Ltd.	149,863	4,060,288
*	SM Life Design Group Co., Ltd.	66,427	90,769
# *	S-MAC Co., Ltd.	1,016,327	888,584
*	SMARK Co., Ltd.	45,350	7,120
#	SMCore, Inc.	108,020	796,857
#	SMEC Co., Ltd.	216,193	380,286
*	SNTEKBM Co., Ltd.	3,498	3,772
# *	SNU Precision Co., Ltd.	165,332	371,630
# *	Solborn, Inc.	137,765	446,183
# *	Solid, Inc.	229,788	1,027,598
	Songwon Industrial Co., Ltd.	137,144	1,490,764
# *	Sonokong Co., Ltd.	170,581	222,549
# *	Soosan Heavy Industries Co., Ltd.	206,213	332,407
	Soulbrain Co., Ltd.	74,548	6,058,077
	SPC Samlip Co., Ltd.	17,926	1,139,558
#	SPG Co., Ltd.	117,715	632,013
	Spigen Korea Co., Ltd.	23,443	1,018,408
# *	Ssangyong Motor Co.	342,624	555,092
	ST Pharm Co., Ltd.	65,312	1,492,969
#	Suheung Co., Ltd.	50,060	1,498,781
	Sun Kwang Co., Ltd.	24,809	321,063
	Sunchang Corp.	46,816	157,199
# *	SundayToz Corp.	43,325	641,293
	Sung Bo Chemicals Co., Ltd.	89,031	313,743
#	Sung Kwang Bend Co., Ltd.	156,534	1,232,553
# *	Sungchang Enterprise Holdings, Ltd.	495,832	634,292
#	Sungdo Engineering & Construction Co., Ltd.	85,930	241,024
#	Sungshin Cement Co., Ltd.	145,390	762,518
	Sungwoo Hitech Co., Ltd.	440,238	1,321,840
#	Sunjin Co., Ltd.	114,817	831,341
# *	Sunny Electronics Corp.	208,190	757,744
# *	Suprema HQ, Inc.	36,612	209,874
# *	Suprema, Inc.	36,649	1,366,465
	SurplusGlobal, Inc.	14,061	30,328
*	Synergy Innovation Co., Ltd.	105,399	150,034
# *	Synopex, Inc.	524,950	1,081,472

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Systems Technology, Inc.	93,403	$1,355,908
#	Tae Kyung Industrial Co., Ltd.	55,377	247,452
	Taekwang Industrial Co., Ltd.	2,620	2,040,019
*	Taewoong Co., Ltd.	84,919	523,279
#	Taeyoung Engineering & Construction Co., Ltd.	332,625	3,810,690
# *	Taihan Electric Wire Co., Ltd.	1,304,353	649,722
# *	Taihan Fiberoptics Co., Ltd.	455,943	1,011,214
	Taihan Textile Co., Ltd.	1,976	32,720
#	Tailim Packaging Co., Ltd.	119,701	363,801
# *	TBH Global Co., Ltd.	131,435	262,454
#	TechWing, Inc.	108,259	1,506,593
*	Tego Science, Inc.	7,237	115,392
*	Telcon RF Pharmaceutical, Inc.	219,587	882,243
#	Telechips, Inc.	59,054	514,023
#	TES Co., Ltd.	112,570	2,186,840
#	Tesna, Inc.	24,420	1,296,793
*	Theragen Etex Co., Ltd.	198,595	1,255,664
*	Thinkware Systems Corp.	56,337	329,072
# *	TK Chemical Corp.	402,371	879,919
	TK Corp.	130,804	1,097,754
*	TOBESOFT Co., Ltd.	120,531	250,091
#	Tokai Carbon Korea Co., Ltd.	37,843	1,869,216
#	Tong Yang Moolsan Co., Ltd.	707,700	623,288
	Tongyang Life Insurance Co., Ltd.	337,737	1,012,299
*	Tongyang Networks Corp.	133,420	41,109
#	Tongyang, Inc.	1,320,139	1,201,805
#	Tonymoly Co., Ltd.	46,050	395,116
	Top Engineering Co., Ltd.	82,138	598,509
	Toptec Co., Ltd.	162,584	1,402,978
	Tovis Co., Ltd.	119,619	859,237
#	TS Corp.	29,662	471,775
# *	T'way Holdings, Inc.	268,315	314,422
	UBCare Co., Ltd.	210,216	911,624
#	Ubiquoss Holdings, Inc.	66,414	1,445,799
#	Ubiquoss, Inc.	25,119	581,202
#	UIL Co., Ltd.	100,293	397,784
#	Uju Electronics Co., Ltd.	57,321	468,915
# *	Uni-Chem Co., Ltd.	349,887	525,904
# *	Unick Corp.	67,234	331,595
	Unid Co., Ltd.	44,826	1,645,307
#	Union Semiconductor Equipment & Materials Co., Ltd.	202,255	1,002,012
#	Uniquest Corp.	108,292	598,402
# *	Unison Co., Ltd.	554,510	421,297
*	Unitekno Co., Ltd.	17,561	175,018
#	UniTest, Inc.	124,888	1,600,160
	Value Added Technology Co., Ltd.	67,660	1,746,208
#	Very Good Tour Co., Ltd.	51,748	244,447
	Viatron Technologies, Inc.	86,093	625,158
#	VICTEK Co., Ltd.	129,990	341,406
#	Vieworks Co., Ltd.	65,044	1,933,575
#	Visang Education, Inc.	54,760	326,608
#	Vitzro Tech Co., Ltd.	11,550	64,073
*	Vitzrocell Co., Ltd.	102,884	1,448,972
# *	VitzroSys Co., Ltd.	289,611	44,194
# *	W Holding Co., Ltd.	971,568	248,029
*	Webzen, Inc.	127,638	1,540,937
# *	Welcron Co., Ltd.	189,702	1,344,750
#	Wemade Co., Ltd.	73,134	1,923,169
#	Whanin Pharmaceutical Co., Ltd.	114,909	1,441,272

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
# *	WillBes & Co. (The)	395,146	$509,062
#	Winix, Inc.	69,947	1,441,255
	Wins Co., Ltd.	46,010	516,123
#	WiSoL Co., Ltd.	150,568	1,671,112
# *	WIZIT Co., Ltd.	582,832	384,402
*	Won Ik Corp.	8,055	25,284
# *	WONIK CUBE Corp.	186,576	286,244
*	Wonik Holdings Co., Ltd.	275,865	1,194,908
	WONIK IPS Co., Ltd.	70,648	1,997,683
	Wonik Materials Co., Ltd.	59,086	1,264,336
# *	Wonik QnC Corp.	125,673	1,556,239
*	Woojin, Inc.	2,070	6,435
*	Woongjin Co., Ltd.	31,612	32,696
# *	Woongjin Energy Co., Ltd.	130,463	37,518
# *	Woori Investment Bank Co., Ltd.	2,686,783	1,297,674
#	Woori Technology Investment Co., Ltd.	417,467	956,461
# *	Woori Technology, Inc.	728,237	546,783
# *	Wooridul Pharmaceutical, Ltd.	92,686	491,949
# *	Wooriro Co., Ltd.	16,683	28,099
#	Woorison F&G Co., Ltd.	148,048	209,745
#	Woory Industrial Co., Ltd.	45,774	834,251
#	Wooshin Systems Co., Ltd.	87,771	347,633
# *	Woosu AMS Co., Ltd.	139,479	369,830
# *	WooSung Feed Co., Ltd.	158,739	387,677
# *	Woowon Development Co., Ltd.	34,932	193,822
#	Worldex Industry & Trading Co., Ltd.	49,210	315,432
	Y G-1 Co., Ltd.	148,221	828,708
# *	YeaRimDang Publishing Co., Ltd.	110,224	301,606
# *	Yeong Hwa Metal Co., Ltd.	195,869	240,898
	YES24 Co., Ltd.	2,745	15,212
# *	Yest Co., Ltd.	54,484	446,816
	YG Entertainment, Inc.	86,539	2,258,180
# *	YIK Corp.	150,715	555,077
# *	YJM Games Co., Ltd.	291,334	428,662
#	YMC Co., Ltd.	110,294	750,801
*	Yonwoo Co., Ltd.	33,958	564,554
#	Yoosung Enterprise Co., Ltd.	146,134	306,516
#	YooSung T&S Co., Ltd.	106,473	231,544
	Youlchon Chemical Co., Ltd.	83,901	874,905
#	Young Heung Iron & Steel Co., Ltd.	241,560	214,985
	Young Poong Corp.	593	310,678
#	Young Poong Precision Corp.	87,465	572,129
*	Youngone Corp.	718	18,516
	Youngone Holdings Co., Ltd.	38,622	1,339,516
# *	YoungWoo DSP Co., Ltd.	197,393	372,859
	YTN Co., Ltd.	73,837	123,362
*	Yuanta Securities Korea Co., Ltd.	847,222	1,896,559
#	YuHwa Securities Co., Ltd.	19,251	187,897
# *	Yujin Robot Co., Ltd.	137,792	313,193
*	Yungjin Pharmaceutical Co., Ltd.	518,587	2,394,693
# *	Yuyang DNU Co., Ltd.	149,091	504,609
	Yuyu Pharma, Inc.	1,676	15,869
#	Zeus Co., Ltd.	53,658	605,771
TOTAL SOUTH KOREA			869,747,483
TAIWAN — (18.9%)
	ABC Taiwan Electronics Corp.	536,977	334,045
	Ability Enterprise Co., Ltd.	1,894,293	902,086
#	Ability Opto-Electronics Technology Co., Ltd.	486,776	657,264

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	AcBel Polytech, Inc.	3,342,599	$2,548,058
	Ace Pillar Co., Ltd.	448,000	300,136
	ACES Electronic Co., Ltd.	738,000	652,229
*	Acon Holding, Inc.	1,294,000	323,636
	Acter Group Corp., Ltd.	319,302	1,797,040
	Action Electronics Co., Ltd.	1,395,000	374,715
#	Actron Technology Corp.	557,320	1,847,504
#	A-DATA Technology Co., Ltd.	1,685,879	3,885,760
	Addcn Technology Co., Ltd.	119,299	916,091
	Adlink Technology, Inc.	858,031	1,305,309
	Advanced Ceramic X Corp.	313,000	3,108,982
	Advanced International Multitech Co., Ltd.	888,000	1,106,516
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	804,796	386,201
*	Advanced Optoelectronic Technology, Inc.	642,000	357,764
	Advanced Power Electronics Corp.	113,000	94,892
#	Advanced Wireless Semiconductor Co.	989,000	2,913,375
	Advancetek Enterprise Co., Ltd.	1,428,519	887,258
	AEON Motor Co., Ltd.	10,800	13,043
	Aerospace Industrial Development Corp.	2,428,000	2,697,919
*	AGV Products Corp.	3,439,433	781,375
*	Airmate Cayman International Co., Ltd.	7,504	7,161
	Alchip Technologies, Ltd.	343,000	2,568,267
	Alcor Micro Corp.	278,000	117,986
	Alexander Marine Co., Ltd.	17,000	22,914
# *	ALI Corp.	1,415,775	734,549
	All Ring Tech Co., Ltd.	492,000	670,669
#	Allied Circuit Co., Ltd.	194,000	592,235
#	Allis Electric Co., Ltd.	1,231,880	846,013
#	Alltek Technology Corp.	1,115,750	712,539
	Alltop Technology Co., Ltd.	417,000	958,791
	Alpha Networks, Inc.	2,040,386	1,357,322
	Altek Corp.	2,032,945	1,368,296
#	Amazing Microelectronic Corp.	450,053	1,365,520
	Ambassador Hotel (The)	1,856,000	1,574,836
	Ampire Co., Ltd.	695,000	469,560
	AMPOC Far-East Co., Ltd.	685,444	627,375
*	AmTRAN Technology Co., Ltd.	7,191,951	2,432,555
	Anderson Industrial Corp.	1,002,416	280,185
	Anpec Electronics Corp.	503,007	1,165,152
#	Apac Opto Electronics, Inc.	147,000	182,729
	Apacer Technology, Inc.	662,325	914,516
	APAQ Technology Co., Ltd.	401,120	443,647
	APCB, Inc.	963,000	757,581
#	Apex Biotechnology Corp.	718,483	609,234
#	Apex International Co., Ltd.	1,110,470	1,931,554
	Apex Medical Corp.	464,500	367,422
*	Apex Science & Engineering	1,046,132	431,845
#	Apogee Optocom Co., Ltd.	48,000	209,948
#	Arcadyan Technology Corp.	965,056	2,479,658
	Ardentec Corp.	3,366,274	3,006,126
#	Argosy Research, Inc.	408,000	823,767
	Asia Electronic Material Co., Ltd.	470,000	231,208
	Asia Optical Co., Inc.	1,699,000	4,788,790
*	Asia Pacific Telecom Co., Ltd.	6,455,999	1,671,132
*	Asia Plastic Recycling Holding, Ltd.	1,699,182	314,373
	Asia Polymer Corp.	2,795,232	1,357,181
#	Asia Tech Image, Inc.	363,000	632,260
#	Asia Vital Components Co., Ltd.	2,237,058	2,475,032
#	ASMedia Technology, Inc.	170,424	4,412,867

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ASPEED Technology, Inc.	157,599	$4,825,984
#	ASROCK, Inc.	264,000	778,184
	ATE Energy International Co., Ltd.	9,000	9,161
	Aten International Co., Ltd.	655,479	1,816,199
	Audix Corp.	592,600	806,344
#	AURAS Technology Co., Ltd.	378,148	2,010,654
	Aurona Industries, Inc.	490,000	285,275
	Aurora Corp.	499,349	1,481,683
	Avalue Technology, Inc.	320,000	763,310
	Avermedia Technologies	1,411,446	443,888
	AVY Precision Technology, Inc.	630,162	619,548
#	Awea Mechantronic Co., Ltd.	273,210	275,065
	Axiomtek Co., Ltd.	413,000	774,160
*	Azurewave Technologies, Inc.	457,000	233,668
	Bank of Kaohsiung Co., Ltd.	3,653,693	1,173,988
	Baolong International Co., Ltd.	436,000	188,533
	Basso Industry Corp.	999,900	1,568,641
	BenQ Materials Corp.	1,290,000	714,960
#	BES Engineering Corp.	11,253,750	2,726,026
#	Bin Chuan Enterprise Co., Ltd.	565,070	350,283
	Bionet Corp.	132,000	156,078
	Bionime Corp.	264,000	747,313
*	Biostar Microtech International Corp.	1,252,975	440,423
	Bioteque Corp.	520,308	2,011,639
	Bizlink Holding, Inc.	842,492	6,154,747
# *	Boardtek Electronics Corp.	893,000	658,205
	Bon Fame Co., Ltd.	135,000	232,922
	Bright Led Electronics Corp.	809,520	401,896
#	Brighton-Best International Taiwan, Inc.	1,411,318	1,300,147
#	Browave Corp.	197,000	265,135
	C Sun Manufacturing, Ltd.	1,078,221	841,137
# *	Calin Technology Co., Ltd.	122,000	96,853
*	Cameo Communications, Inc.	1,675,818	397,199
#	Capital Futures Corp.	734,642	1,036,229
	Capital Securities Corp.	15,721,501	5,286,819
#	Career Technology MFG. Co., Ltd.	2,999,843	2,917,796
*	Carnival Industrial Corp.	1,055,790	330,593
#	Casetek Holdings, Ltd.	1,315,571	1,825,519
	Cathay Chemical Works	30,000	17,753
	Cathay Real Estate Development Co., Ltd.	4,268,700	2,882,570
#	Cayman Engley Industrial Co., Ltd.	237,099	684,347
#	CCP Contact Probes Co., Ltd.	137,000	146,367
	Celxpert Energy Corp.	629,000	595,853
#	Center Laboratories, Inc.	1,760,584	3,038,316
	Central Reinsurance Co., Ltd.	998,380	648,455
*	Chain Chon Industrial Co., Ltd.	1,197,000	383,186
#	ChainQui Construction Development Co., Ltd.	617,982	449,575
*	Champion Building Materials Co., Ltd.	2,387,851	494,973
	Chang Wah Electromaterials, Inc.	248,905	1,333,383
	Chang Wah Technology Co., Ltd.	808,170	773,718
#	Channel Well Technology Co., Ltd.	1,263,000	1,035,522
	Chant Sincere Co., Ltd.	411,000	332,095
	Charoen Pokphand Enterprise	1,246,985	2,593,504
	Chaun-Choung Technology Corp.	165,000	1,119,311
#	CHC Healthcare Group	722,000	901,383
	CHC Resources Corp.	517,282	846,116
#	Chen Full International Co., Ltd.	708,000	804,845
#	Chenbro Micom Co., Ltd.	459,000	1,733,475
	Cheng Loong Corp.	6,197,383	4,027,836

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Cheng Mei Materials Technology Corp.	4,719,900	$1,049,958
#	Cheng Uei Precision Industry Co., Ltd.	2,870,331	3,716,262
	Chenming Electronic Technology Corp.	732,437	310,045
#	Chia Chang Co., Ltd.	775,000	990,860
	Chia Hsin Cement Corp.	2,646,121	1,793,218
	Chian Hsing Forging Industrial Co., Ltd.	258,000	381,922
	Chicony Power Technology Co., Ltd.	1,343,454	2,613,116
	Chieftek Precision Co., Ltd.	444,225	1,286,637
	Chien Kuo Construction Co., Ltd.	1,328,249	445,322
#	Chilisin Electronics Corp.	1,136,380	4,368,619
	Chime Ball Technology Co., Ltd.	203,840	249,750
	China Bills Finance Corp.	5,842,000	2,935,435
	China Chemical & Pharmaceutical Co., Ltd.	1,893,000	1,311,986
	China Ecotek Corp.	214,000	242,637
	China Electric Manufacturing Corp.	2,334,510	882,687
#	China Fineblanking Technology Co., Ltd.	434,103	547,124
	China General Plastics Corp.	2,934,829	1,839,680
	China Glaze Co., Ltd.	507,002	170,985
	China Man-Made Fiber Corp.	12,340,799	3,053,153
#	China Metal Products	1,987,603	1,973,953
	China Motor Corp.	998,600	1,232,210
#	China Petrochemical Development Corp.	22,284,150	5,940,026
#	China Steel Chemical Corp.	1,164,554	4,610,334
	China Steel Structure Co., Ltd.	621,000	485,967
	China Wire & Cable Co., Ltd.	710,160	608,652
	Chinese Maritime Transport, Ltd.	616,594	550,867
#	Ching Feng Home Fashions Co., Ltd.	794,409	878,744
	Chin-Poon Industrial Co., Ltd.	2,773,207	2,780,378
	Chipbond Technology Corp.	4,848,000	9,558,245
	ChipMOS Techinologies, Inc.	3,388,076	3,315,650
	ChipMOS Technologies, Inc., ADR	5,133	100,207
	Chlitina Holding, Ltd.	333,000	2,224,666
	Chong Hong Construction Co., Ltd.	1,313,666	3,637,901
	Chun YU Works & Co., Ltd.	1,442,000	933,971
	Chun Yuan Steel Industry Co., Ltd.	2,655,529	882,669
	Chung Hsin Electric & Machinery Manufacturing Corp.	2,875,375	2,567,393
#	Chung Hung Steel Corp.	6,769,979	2,068,834
	Chung Hwa Food Industrial Co., Ltd.	106,850	316,101
	Chung Hwa Pulp Corp.	3,774,405	1,078,814
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	139,000	170,261
	Chunghwa Precision Test Tech Co., Ltd.	9,000	258,559
*	Chuwa Wool Industry Co., Taiwan Ltd.	25,000	25,486
	Chyang Sheng Dyeing & Finishing Co., Ltd.	1,195,000	500,992
	Cleanaway Co., Ltd.	637,000	3,327,162
	Clevo Co.	3,736,200	4,240,535
# *	CMC Magnetics Corp.	8,586,498	2,297,460
	C-Media Electronics, Inc.	464,000	251,321
# *	CoAsia Electronics Corp.	803,397	261,891
#	Coland Holdings, Ltd.	321,000	306,539
	Collins Co., Ltd.	562,431	207,104
#	Compeq Manufacturing Co., Ltd.	2,502,000	3,322,757
	Compucase Enterprise	548,000	486,200
# *	Concord Securities Co., Ltd.	4,228,723	1,022,312
#	Concraft Holding Co., Ltd.	315,516	1,374,636
	Continental Holdings Corp.	3,066,320	1,285,256
#	Contrel Technology Co., Ltd.	976,000	507,976
#	Coremax Corp.	471,275	1,045,930
	Coretronic Corp.	3,110,200	3,730,141
#	Co-Tech Development Corp.	1,202,533	1,423,053

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cowealth Medical Holding Co., Ltd.	176,640	$232,510
#	Coxon Precise Industrial Co., Ltd.	819,000	403,949
	Creative Sensor, Inc.	740,000	518,479
*	Crowell Development Corp.	36,000	24,039
# *	CSBC Corp. Taiwan	1,696,676	1,372,665
	CTCI Corp.	3,302,000	4,115,654
	C-Tech United Corp.	376,971	230,090
#	Cub Elecparts, Inc.	416,887	2,947,132
	CviLux Corp.	552,040	444,708
	CX Technology Co., Ltd.	313,755	184,993
	Cyberlink Corp.	492,697	1,639,286
	CyberPower Systems, Inc.	310,000	1,056,800
	CyberTAN Technology, Inc.	2,390,779	1,212,833
	Cypress Technology Co., Ltd.	241,700	641,089
	DA CIN Construction Co., Ltd.	1,226,711	863,847
	Dadi Early-Childhood Education Group, Ltd.	218,357	1,564,130
	Dafeng TV, Ltd.	482,870	645,891
#	Da-Li Development Co., Ltd.	1,205,382	1,120,953
*	Danen Technology Corp.	496,421	67,646
	Darfon Electronics Corp.	1,568,550	1,966,609
	Darwin Precisions Corp.	3,266,635	1,560,856
	Davicom Semiconductor, Inc.	611,888	362,359
	Daxin Materials Corp.	353,200	973,983
	De Licacy Industrial Co., Ltd.	2,364,511	1,896,876
#	Delpha Construction Co., Ltd.	809,931	442,255
	Depo Auto Parts Ind Co., Ltd.	785,000	1,479,082
	Dimerco Data System Corp.	290,000	433,259
#	Dimerco Express Corp.	862,000	764,007
	D-Link Corp.	4,591,668	2,077,099
	Donpon Precision, Inc.	104,000	51,209
	Draytek Corp.	332,000	300,477
#	Dyaco International, Inc.	142,813	179,317
#	DYNACOLOR, Inc.	297,000	318,951
# *	Dynamic Electronics Co., Ltd.	1,871,321	937,171
	Dynapack International Technology Corp.	1,071,000	2,338,953
	E Ink Holdings, Inc.	5,153,000	5,013,712
#	Eastern Media International Corp.	3,455,511	1,189,817
#	ECOVE Environment Corp.	215,000	1,510,848
*	Edimax Technology Co., Ltd.	1,368,108	420,205
	Edison Opto Corp.	829,000	326,410
	Edom Technology Co., Ltd.	1,255,968	685,923
#	eGalax_eMPIA Technology, Inc.	364,131	566,463
#	Egis Technology, Inc.	444,000	2,880,246
	Elan Microelectronics Corp.	2,047,400	5,751,650
*	E-Lead Electronic Co., Ltd.	507,942	335,881
	E-LIFE MALL Corp.	512,000	1,145,228
#	Elite Advanced Laser Corp.	1,126,226	2,347,972
	Elite Material Co., Ltd.	1,989,350	7,435,817
	Elite Semiconductor Memory Technology, Inc.	2,053,200	2,293,056
*	Elitegroup Computer Systems Co., Ltd.	2,649,254	1,068,399
	eMemory Technology, Inc.	501,000	5,291,407
#	Emerging Display Technologies Corp.	748,000	385,086
*	ENG Electric Co., Ltd.	283,514	36,879
	Ennoconn Corp.	362,378	2,690,242
#	EnTie Commercial Bank Co., Ltd.	2,257,603	1,149,243
*	Epileds Technologies, Inc.	584,000	250,933
#	Episil Holdings, Inc.	867,000	704,909
#	Episil-Precision, Inc.	183,000	279,392
#	Epistar Corp.	7,963,000	8,888,574

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Eslite Spectrum Corp. (The)	72,000	$248,826
	Eson Precision Ind. Co., Ltd.	525,000	591,846
	Eternal Materials Co., Ltd.	5,419,985	4,820,573
*	Etron Technology, Inc.	2,981,000	908,841
#	Eurocharm Holdings Co., Ltd.	213,000	803,154
# *	Everest Textile Co., Ltd.	2,995,696	831,487
	Evergreen International Storage & Transport Corp.	4,002,000	1,820,218
	Everlight Chemical Industrial Corp.	3,474,606	1,740,025
	Everlight Electronics Co., Ltd.	3,203,000	3,976,144
*	Everspring Industry Co., Ltd.	1,017,000	322,306
#	Excellence Opto, Inc.	72,000	57,817
	Excelsior Medical Co., Ltd.	721,209	1,258,567
	EZconn Corp.	352,800	427,862
	Far Eastern Department Stores, Ltd.	8,650,000	7,012,074
	Far Eastern International Bank	18,366,659	7,204,194
#	Faraday Technology Corp.	880,305	1,413,500
	Farglory F T Z Investment Holding Co., Ltd.	881,957	704,870
	Farglory Land Development Co., Ltd.	2,504,000	3,329,017
*	Federal Corp.	3,554,238	1,379,794
	Feedback Technology Corp.	247,200	477,915
	Feng Hsin Steel Co., Ltd.	3,392,100	5,940,746
	Firich Enterprises Co., Ltd.	169,000	177,105
*	First Copper Technology Co., Ltd.	1,136,000	324,310
	First Hi-Tec Enterprise Co., Ltd.	527,205	649,063
	First Hotel	1,106,350	549,243
	First Insurance Co., Ltd. (The)	1,450,179	683,451
#	First Steamship Co., Ltd.	3,772,424	1,191,826
	FIT Holding Co., Ltd.	485,456	278,392
#	FLEXium Interconnect, Inc.	2,293,087	7,909,714
	Flytech Technology Co., Ltd.	856,309	2,043,525
#	FocalTech Systems Co., Ltd.	2,166,048	1,799,203
#	FOCI Fiber Optic Communications, Inc.	199,000	159,466
	Forest Water Environment Engineering Co., Ltd.	342,133	532,364
#	Formosa Advanced Technologies Co., Ltd.	1,217,000	1,486,737
	Formosa International Hotels Corp.	393,329	1,985,848
	Formosa Laboratories, Inc.	670,832	924,806
	Formosa Oilseed Processing Co., Ltd.	606,567	651,416
	Formosa Optical Technology Co., Ltd.	160,000	343,285
	Formosan Rubber Group, Inc.	2,515,952	1,574,233
	Formosan Union Chemical	2,402,733	1,032,118
	Fortune Electric Co., Ltd.	935,078	925,093
#	Founding Construction & Development Co., Ltd.	1,138,623	594,044
#	Foxsemicon Integrated Technology, Inc.	476,027	2,694,601
	Froch Enterprise Co., Ltd.	1,262,189	490,436
	FSP Technology, Inc.	1,062,427	738,580
#	Fulgent Sun International Holding Co., Ltd.	716,033	3,078,156
	Fullerton Technology Co., Ltd.	668,600	427,016
#	Fulltech Fiber Glass Corp.	2,548,313	943,953
#	Fwusow Industry Co., Ltd.	867,138	527,133
	G Shank Enterprise Co., Ltd.	952,281	704,630
*	G Tech Optoelectronics Corp.	749,354	203,193
#	Gallant Precision Machining Co., Ltd.	1,113,000	693,559
#	Gamania Digital Entertainment Co., Ltd.	787,000	1,447,571
#	GCS Holdings, Inc.	520,000	1,053,819
#	GEM Services, Inc.	483,570	954,799
# *	Gemtek Technology Corp.	2,465,219	1,914,564
#	General Interface Solution Holding, Ltd.	1,881,000	6,178,775
	General Plastic Industrial Co., Ltd.	410,357	395,549
#	Generalplus Technology, Inc.	398,000	400,583

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Genesys Logic, Inc.	593,000	$637,513
	Genius Electronic Optical Co., Ltd.	278,917	4,824,214
	Genmont Biotech, Inc.	299,000	239,538
	Genovate Biotechnology Co., Ltd.	268,800	218,592
*	GeoVision, Inc.	510,096	432,886
	Getac Technology Corp.	2,870,360	4,684,595
# *	Giantplus Technology Co., Ltd.	1,722,900	697,159
	Gigabyte Technology Co., Ltd.	4,024,800	6,739,680
*	Gigasolar Materials Corp.	187,880	762,300
# *	Gigastorage Corp.	1,532,522	595,443
	Ginko International Co., Ltd.	359,000	2,180,576
	Global Brands Manufacture, Ltd.	2,134,359	1,019,056
#	Global Lighting Technologies, Inc.	605,000	2,753,324
	Global Mixed Mode Technology, Inc.	520,000	1,942,184
	Global PMX Co., Ltd.	248,000	1,399,333
#	Global Unichip Corp.	638,000	4,941,532
	Globe Union Industrial Corp.	1,644,914	924,976
	Gloria Material Technology Corp.	3,757,547	2,164,883
*	GlycoNex, Inc.	258,000	159,589
# *	Gold Circuit Electronics, Ltd.	3,019,227	1,501,816
	Golden Friends Corp.	250,600	505,340
#	Goldsun Building Materials Co., Ltd.	9,298,722	4,509,118
#	Good Will Instrument Co., Ltd.	369,869	309,377
#	Gourmet Master Co., Ltd.	599,000	2,013,619
	Grand Fortune Securities Co., Ltd.	1,536,000	451,804
#	Grand Ocean Retail Group, Ltd.	610,000	441,133
*	Grand Pacific Petrochemical	6,864,000	3,842,434
#	Grand Plastic Technology Corp.	133,000	1,225,343
	GrandTech CG Systems, Inc.	414,750	572,452
	Grape King Bio, Ltd.	790,000	4,990,342
	Great China Metal Industry	1,134,000	903,462
	Great Taipei Gas Co., Ltd.	1,953,000	2,034,273
	Great Wall Enterprise Co., Ltd.	4,503,311	6,134,934
	Greatek Electronics, Inc.	2,251,000	3,474,696
*	Green Energy Technology, Inc.	1,570,850	6,240
	Green River Holding Co., Ltd.	15,950	32,287
#	GTM Holdings Corp.	834,150	619,740
	Hannstar Board Corp.	2,191,934	2,688,420
#	HannStar Display Corp.	20,229,505	4,974,202
# *	HannsTouch Solution, Inc.	4,346,782	1,781,352
	Hanpin Electron Co., Ltd.	401,000	420,975
#	Harvatek Corp.	1,000,949	387,117
	Hey Song Corp.	2,037,750	2,216,477
	Hi-Clearance, Inc.	184,964	641,906
	Highlight Tech Corp.	564,000	484,329
	HIM International Music, Inc.	155,710	589,334
	Hiroca Holdings, Ltd.	553,448	1,124,891
	Hitron Technology, Inc.	721,557	500,990
	Ho Tung Chemical Corp.	6,817,684	1,786,943
	Hocheng Corp.	2,223,700	581,315
	Hold-Key Electric Wire & Cable Co., Ltd.	205,908	59,739
	Holiday Entertainment Co., Ltd.	559,800	1,266,178
	Holtek Semiconductor, Inc.	1,333,000	2,872,938
#	Holy Stone Enterprise Co., Ltd.	1,024,910	3,311,886
	Hong Pu Real Estate Development Co., Ltd.	1,774,185	1,322,676
	Hong TAI Electric Industrial	1,589,000	550,423
#	Hong YI Fiber Industry Co.	1,189,652	709,896
# *	Horizon Securities Co., Ltd.	2,909,000	632,149
#	Hota Industrial Manufacturing Co., Ltd.	1,553,932	6,094,164

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hotron Precision Electronic Industrial Co., Ltd.	398,439	$533,171
#	Hsin Kuang Steel Co., Ltd.	2,003,443	2,087,716
	Hsin Yung Chien Co., Ltd.	260,505	710,105
	Hsing TA Cement Co.	488,162	300,724
#	Hu Lane Associate, Inc.	572,866	1,761,269
*	HUA ENG Wire & Cable Co., Ltd.	2,847,565	875,290
	Huaku Development Co., Ltd.	1,821,816	5,381,130
	Huang Hsiang Construction Corp.	870,800	1,039,309
	Hung Ching Development & Construction Co., Ltd.	1,270,000	869,706
	Hung Sheng Construction, Ltd.	3,750,064	2,830,461
	Huxen Corp.	292,244	516,561
*	Hwa Fong Rubber Industrial Co., Ltd.	1,907,890	689,479
	Hwacom Systems, Inc.	442,000	216,981
#	Ibase Technology, Inc.	919,206	1,276,234
	IBF Financial Holdings Co., Ltd.	16,710,731	6,483,193
	Ichia Technologies, Inc.	2,100,000	1,092,931
*	I-Chiun Precision Industry Co., Ltd.	1,337,313	354,276
*	Ideal Bike Corp.	551,813	116,359
	IEI Integration Corp.	819,832	1,357,793
	Infortrend Technology, Inc.	1,371,163	582,988
	Info-Tek Corp.	478,000	254,909
	Innodisk Corp.	472,121	2,721,004
	Inpaq Technology Co., Ltd.	437,950	472,453
	Insyde Software Corp.	114,000	213,956
	Intai Technology Corp.	241,000	974,173
# *	Integrated Service Technology, Inc.	595,326	780,560
	IntelliEPI, Inc.	212,000	397,721
#	International CSRC Investment Holdings Co.	5,888,363	5,915,074
#	International Games System Co., Ltd.	443,000	7,065,230
	Iron Force Industrial Co., Ltd.	389,393	1,300,026
	I-Sheng Electric Wire & Cable Co., Ltd.	791,000	1,169,782
	ITE Technology, Inc.	1,116,095	1,490,022
#	ITEQ Corp.	1,305,614	5,613,521
	Jarllytec Co., Ltd.	392,000	1,034,694
#	Jentech Precision Industrial Co., Ltd.	499,868	3,384,703
	Jess-Link Products Co., Ltd.	778,925	768,671
	Jih Lin Technology Co., Ltd.	324,000	685,787
	Jih Sun Financial Holdings Co., Ltd.	12,499,434	4,117,684
#	Jinan Acetate Chemical Co., Ltd.	53,900	233,563
	Jinli Group Holdings, Ltd.	1,018,681	338,781
#	JMC Electronics Co., Ltd.	208,000	456,095
#	Johnson Health Tech Co., Ltd.	100,000	240,193
#	Jourdeness Group, Ltd.	239,000	746,165
#	K Laser Technology, Inc.	1,036,000	560,279
#	Kaimei Electronic Corp.	801,756	993,156
#	Kaori Heat Treatment Co., Ltd.	601,197	1,434,596
#	Kaulin Manufacturing Co., Ltd.	896,330	434,417
	KEE TAI Properties Co., Ltd.	2,819,473	1,110,589
	Kenda Rubber Industrial Co., Ltd.	1,570,000	1,498,321
#	Kenmec Mechanical Engineering Co., Ltd.	1,228,000	631,334
	Kerry TJ Logistics Co., Ltd.	1,601,000	2,056,880
# *	Key Ware Electronics Co., Ltd.	266,244	98,037
	Kindom Development Co., Ltd.	2,452,000	2,282,536
	King Chou Marine Technology Co., Ltd.	482,920	538,448
	King Slide Works Co., Ltd.	157,000	1,813,182
#	King Yuan Electronics Co., Ltd.	8,440,979	8,972,457
*	Kingcan Holdings, Ltd.	254,844	120,369
	Kingpak Technology, Inc.	239,773	1,336,201
	King's Town Bank Co., Ltd.	5,035,701	5,699,241

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	King's Town Construction Co., Ltd.	791,074	$809,554
	Kinik Co.	816,000	1,717,585
# *	Kinko Optical Co., Ltd.	1,023,000	868,815
	Kinpo Electronics	10,192,157	4,717,887
	Kinsus Interconnect Technology Corp.	2,248,000	3,454,597
	KMC Kuei Meng International, Inc.	456,253	1,525,718
	KNH Enterprise Co., Ltd.	333,020	174,927
	KS Terminals, Inc.	949,482	1,397,662
	Kung Long Batteries Industrial Co., Ltd.	474,000	2,370,616
*	Kung Sing Engineering Corp.	2,500,991	726,686
	Kuo Toong International Co., Ltd.	1,878,648	1,098,086
#	Kuoyang Construction Co., Ltd.	3,810,383	2,436,006
	Kwong Fong Industries Corp.	788,764	329,801
	Kwong Lung Enterprise Co., Ltd.	504,000	739,195
	KYE Systems Corp.	1,826,672	472,835
	L&K Engineering Co., Ltd.	1,281,048	1,272,488
#	La Kaffa International Co., Ltd.	106,701	623,310
*	LAN FA Textile	1,708,933	394,315
#	Land Mark Optoelectronics Corp.	505,300	4,275,602
#	Lanner Electronics, Inc.	791,916	1,412,157
	Laser Tek Taiwan Co., Ltd.	543,504	428,465
#	Laster Tech Corp., Ltd.	330,589	301,854
	Leader Electronics, Inc.	749,000	169,413
	Lealea Enterprise Co., Ltd.	5,635,892	1,666,354
	Ledlink Optics, Inc.	325,300	270,562
#	LEE CHI Enterprises Co., Ltd.	1,386,000	413,488
#	Lelon Electronics Corp.	529,300	662,154
#	Lemtech Holdings Co., Ltd.	169,982	562,443
*	Leofoo Development Co., Ltd.	995,563	463,411
*	LES Enphants Co., Ltd.	986,754	227,572
	Lextar Electronics Corp.	2,301,500	1,261,240
#	Li Cheng Enterprise Co., Ltd.	628,184	859,123
	Li Peng Enterprise Co., Ltd.	5,029,897	1,109,144
#	Lian HWA Food Corp.	594,956	805,443
	Lida Holdings, Ltd.	336,400	414,033
	Lien Hwa Industrial Holdings Corp.	5,230,666	6,518,334
	Lifestyle Global Enterprise, Inc.	128,000	338,588
	Lingsen Precision Industries, Ltd.	2,752,506	984,468
	Lion Travel Service Co., Ltd.	284,000	667,090
	Lite-On Semiconductor Corp.	1,698,539	2,290,866
	Long Bon International Co., Ltd.	1,715,274	789,631
#	Longchen Paper & Packaging Co., Ltd.	4,356,993	1,968,859
#	Longwell Co.	823,000	1,588,585
	Lotes Co., Ltd.	518,923	5,321,632
*	Lotus Pharmaceutical Co., Ltd.	51,000	152,764
	Lu Hai Holding Corp.	322,024	420,004
*	Lucky Cement Corp.	1,645,000	428,509
	Lumax International Corp., Ltd.	593,592	1,481,102
	Lung Yen Life Service Corp.	1,342,000	2,730,885
# *	LuxNet Corp.	660,501	460,751
	Macauto Industrial Co., Ltd.	390,000	1,075,974
#	Machvision, Inc.	247,000	3,115,701
#	Macroblock, Inc.	301,010	1,107,047
#	Makalot Industrial Co., Ltd.	1,309,010	6,528,913
#	Marketech International Corp.	168,000	439,753
#	Materials Analysis Technology, Inc.	291,041	676,407
	Mayer Steel Pipe Corp.	944,567	484,940
	Maywufa Co., Ltd.	69,322	32,017
	Mechema Chemicals International Corp.	236,000	489,325

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Meiloon Industrial Co.	878,730	$664,668
	Mercuries & Associates Holding, Ltd.	3,047,696	2,271,576
*	Mercuries Life Insurance Co., Ltd.	9,443,820	3,873,974
#	Merry Electronics Co., Ltd.	1,372,216	6,626,581
*	Microbio Co., Ltd.	2,852,607	1,310,883
	Microelectronics Technology, Inc.	367,655	261,102
	Mildef Crete, Inc.	365,000	539,647
# *	MIN AIK Technology Co., Ltd.	1,087,452	415,560
#	Mirle Automation Corp.	1,131,098	1,360,010
	Mitac Holdings Corp.	6,124,213	5,827,837
	Mobiletron Electronics Co., Ltd.	496,800	574,541
	momo.com, Inc.	235,000	2,359,364
	Mosel Vitelic, Inc.	278,486	161,521
*	Motech Industries, Inc.	3,683,731	881,868
	MPI Corp.	474,000	1,144,288
#	Nak Sealing Technologies Corp.	412,954	939,725
	Namchow Holdings Co., Ltd.	1,262,000	2,063,516
	Nan Kang Rubber Tire Co., Ltd.	3,870,952	6,172,903
#	Nan Liu Enterprise Co., Ltd.	309,000	1,806,817
	Nan Ren Lake Leisure Amusement Co., Ltd.	988,000	354,933
#	Nan Ya Printed Circuit Board Corp.	1,888,000	2,670,036
	Nang Kuang Pharmaceutical Co., Ltd.	417,000	598,300
	Nantex Industry Co., Ltd.	2,168,606	2,159,938
#	National Aerospace Fasteners Corp.	105,000	274,870
	National Petroleum Co., Ltd.	217,824	325,404
	Netronix, Inc.	464,000	542,113
*	New Asia Construction & Development Corp.	338,835	63,719
	New Best Wire Industrial Co., Ltd.	195,600	165,220
#	New Era Electronics Co., Ltd.	312,000	169,016
	Nexcom International Co., Ltd.	707,094	580,874
	Nichidenbo Corp.	1,187,417	1,850,135
	Nien Hsing Textile Co., Ltd.	984,345	667,263
#	Niko Semiconductor Co., Ltd.	357,000	484,365
	Nishoku Technology, Inc.	253,400	536,865
#	Nova Technology Corp.	76,000	376,527
#	Nuvoton Technology Corp.	709,127	955,441
*	O-Bank Co., Ltd.	1,799,000	453,759
# *	Ocean Plastics Co., Ltd.	1,107,200	1,239,161
#	OK Biotech Co., Ltd.	124,000	124,774
#	On-Bright Electronics, Inc.	240,052	1,734,432
	OptoTech Corp.	2,745,804	1,999,255
	Orient Europharma Co., Ltd.	305,000	524,327
*	Orient Semiconductor Electronics, Ltd.	3,052,599	1,304,884
#	Oriental Union Chemical Corp.	4,847,267	3,146,489
	O-TA Precision Industry Co., Ltd.	263,227	369,126
	Pacific Construction Co.	1,868,921	636,223
	Pacific Hospital Supply Co., Ltd.	419,000	1,061,163
#	Paiho Shih Holdings Corp.	1,033,365	1,684,333
#	Pan Jit International, Inc.	2,320,486	1,819,212
	Pan-International Industrial Corp.	3,108,747	2,058,693
	Panion & BF Biotech, Inc.	164,000	446,443
	Parade Technologies, Ltd.	348,401	7,249,082
*	Paragon Technologies Co., Ltd.	480,246	556,266
	Parpro Corp.	233,000	232,798
*	PChome Online, Inc.	184,000	538,787
#	PCL Technologies, Inc.	310,810	1,066,308
	P-Duke Technology Co., Ltd.	359,950	860,025
#	Pharmally International Holding Co., Ltd.	441,605	3,064,404
# *	Phihong Technology Co., Ltd.	2,328,401	669,494

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Phoenix Tours International, Inc.	291,322	$350,496
	Pixart Imaging, Inc.	945,150	4,970,939
	Planet Technology Corp.	196,000	414,239
	Plastron Precision Co., Ltd.	627,460	388,114
#	Plotech Co., Ltd.	684,000	414,002
	Polytronics Technology Corp.	377,027	780,994
	Posiflex Technology, Inc.	209,457	690,623
#	Power Wind Health Industry, Inc.	204,524	1,134,925
#	Poya International Co., Ltd.	363,098	5,203,457
	President Securities Corp.	6,586,524	3,066,254
	Primax Electronics, Ltd.	2,795,000	4,821,623
#	Prince Housing & Development Corp.	8,845,644	3,167,907
*	Princeton Technology Corp.	1,016,000	251,726
	Pro Hawk Corp.	122,000	591,167
	Promate Electronic Co., Ltd.	1,201,000	1,357,737
*	Promise Technology, Inc.	1,094,286	238,034
#	Prosperity Dielectrics Co., Ltd.	715,559	1,424,398
#	P-Two Industries, Inc.	110,500	90,927
	Qisda Corp.	7,208,900	4,782,262
	QST International Corp.	407,000	834,881
	Qualipoly Chemical Corp.	662,048	586,904
#	Quang Viet Enterprise Co., Ltd.	217,000	1,021,002
	Quanta Storage, Inc.	1,493,000	1,609,259
	Quintain Steel Co., Ltd.	1,680,823	350,666
	Radiant Opto-Electronics Corp.	1,577,000	5,411,317
	Radium Life Tech Co., Ltd.	5,311,242	1,788,795
#	Rafael Microelectronics, Inc.	165,000	851,029
	Rechi Precision Co., Ltd.	2,521,181	1,826,371
#	Rexon Industrial Corp., Ltd.	294,000	624,804
	Rich Development Co., Ltd.	4,356,036	1,436,054
#	RichWave Technology Corp.	339,900	1,675,479
*	Right WAY Industrial Co., Ltd.	96,000	41,867
*	Ritek Corp.	8,749,924	1,681,861
# *	Roo Hsing Co., Ltd.	4,492,000	1,530,504
# *	Rotam Global Agrosciences, Ltd.	497,268	227,229
	Ruentex Development Co., Ltd.	418,000	583,922
	Ruentex Engineering & Construction Co.	215,000	448,682
	Ruentex Industries, Ltd.	1,762,000	3,939,076
	Run Long Construction Co., Ltd.	148,000	290,183
*	Sagittarius Life Science Corp.	156,889	226,878
#	Samebest Co., Ltd.	168,420	476,689
	Sampo Corp.	2,587,861	1,689,575
	San Fang Chemical Industry Co., Ltd.	1,333,647	981,995
	San Far Property, Ltd.	375,761	320,894
	San Shing Fastech Corp.	790,875	1,308,863
	Sanitar Co., Ltd.	311,000	358,076
	Sanyang Motor Co., Ltd.	4,360,628	2,927,681
	SCI Pharmtech, Inc.	494,395	1,595,301
#	Scientech Corp.	375,000	680,622
	SDI Corp.	937,000	1,908,219
	Sea Sonic Electronics Co., Ltd.	45,000	53,946
#	Senao International Co., Ltd.	790,541	831,665
	Senao Networks, Inc.	179,000	637,659
	Sercomm Corp.	1,654,000	4,015,604
	Sesoda Corp.	1,393,047	1,139,894
	Shan-Loong Transportation Co., Ltd.	569,000	558,498
	Sharehope Medicine Co., Ltd.	711,612	718,179
	Sheng Yu Steel Co., Ltd.	867,980	553,659
	ShenMao Technology, Inc.	604,891	454,459

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shieh Yih Machinery Industry Co., Ltd.	166,000	$62,473
	Shih Her Technologies, Inc.	350,000	548,199
*	Shih Wei Navigation Co., Ltd.	1,334,081	329,149
#	Shihlin Electric & Engineering Corp.	1,745,000	2,599,329
	Shin Hai Gas Corp.	1,245	1,735
	Shin Zu Shing Co., Ltd.	1,302,144	6,289,705
*	Shinih Enterprise Co., Ltd.	71,000	61,250
*	Shining Building Business Co., Ltd.	3,113,814	1,004,552
#	Shinkong Insurance Co., Ltd.	1,508,131	1,941,808
	Shinkong Synthetic Fibers Corp.	9,824,395	3,749,023
	Shinkong Textile Co., Ltd.	979,542	1,299,178
	Shiny Chemical Industrial Co., Ltd.	525,031	1,578,041
*	Shuttle, Inc.	2,436,152	896,330
	Sigurd Microelectronics Corp.	2,867,907	3,231,785
*	Silicon Integrated Systems Corp.	3,521,887	854,038
	Silitech Technology Corp.	57,729	47,010
	Simplo Technology Co., Ltd.	794,800	8,337,260
	Sinbon Electronics Co., Ltd.	1,603,813	6,784,498
	Sincere Navigation Corp.	2,484,139	1,202,427
	Single Well Industrial Corp.	267,224	172,111
	Sinher Technology, Inc.	332,000	457,912
	Sinmag Equipment Corp.	285,056	1,021,810
	Sinon Corp.	3,021,510	1,906,804
	Sinopower Semiconductor, Inc.	41,000	131,543
	Sinphar Pharmaceutical Co., Ltd.	1,128,938	870,305
	Sinyi Realty Co.	1,656,660	1,629,145
#	Sirtec International Co., Ltd.	725,600	672,818
	Sitronix Technology Corp.	799,879	4,023,247
#	Siward Crystal Technology Co., Ltd.	1,131,000	697,731
	Soft-World International Corp.	776,000	2,068,901
*	Solar Applied Materials Technology Co.	1,849,207	1,307,031
	Solomon Technology Corp.	829,000	559,116
	Solteam, Inc.	484,034	456,590
	Song Shang Electronics Co., Ltd.	405,480	173,526
	Sonix Technology Co., Ltd.	1,094,000	1,125,690
	Southeast Cement Co., Ltd.	1,053,700	593,536
# *	Speed Tech Corp.	435,000	1,084,161
	Spirox Corp.	667,824	768,202
	Sporton International, Inc.	512,192	3,358,163
	St Shine Optical Co., Ltd.	298,000	4,038,164
#	Standard Chemical & Pharmaceutical Co., Ltd.	843,571	973,528
	Stark Technology, Inc.	699,688	1,225,362
	Sun Race Sturmey-Archer, Inc.	253,000	172,962
	Sun Yad Construction Co., Ltd.	210,000	88,257
*	Sunko INK Co., Ltd.	865,000	324,755
	SunMax Biotechnology Co., Ltd.	72,000	151,335
	Sunny Friend Environmental Technology Co., Ltd.	509,000	4,461,727
#	Sunonwealth Electric Machine Industry Co., Ltd.	1,471,487	2,121,755
	Sunplus Technology Co., Ltd.	4,002,000	1,581,106
#	Sunrex Technology Corp.	896,612	1,077,113
	Sunspring Metal Corp.	738,000	626,256
	Sunty Development Co., Ltd.	42,000	19,397
	Supreme Electronics Co., Ltd.	2,838,508	3,049,475
#	Swancor Holding Co., Ltd.	505,206	1,291,869
	Sweeten Real Estate Development Co., Ltd.	691,061	495,845
	Symtek Automation Asia Co., Ltd	9,900	524
#	Symtek Automation Asia Co., Ltd.	305,172	691,876
	Syncmold Enterprise Corp.	826,750	2,413,522
#	Synmosa Biopharma Corp.	731,601	599,297

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sysage Technology Co., Ltd.	852,041	$923,546
*	Sysgration	945,256	524,162
	Systex Corp.	1,365,388	3,649,477
	T3EX Global Holdings Corp.	716,117	547,625
	TA Chen Stainless Pipe	4,094,251	4,073,098
	Ta Liang Technology Co., Ltd.	384,000	490,313
	Ta Ya Electric Wire & Cable	4,472,318	1,653,631
	Ta Yih Industrial Co., Ltd.	213,000	436,118
	Tah Hsin Industrial Corp.	509,600	787,747
	TAI Roun Products Co., Ltd.	201,000	67,844
#	TA-I Technology Co., Ltd.	737,788	1,522,223
*	Tai Tung Communication Co., Ltd.	604,197	317,038
	Taichung Commercial Bank Co., Ltd.	19,379,514	7,772,453
	TaiDoc Technology Corp.	387,470	1,840,622
	Taiflex Scientific Co., Ltd.	1,462,340	2,139,444
#	Taimide Tech, Inc.	686,262	947,761
	Tainan Enterprises Co., Ltd.	835,370	696,290
#	Tainan Spinning Co., Ltd.	9,616,044	3,231,861
*	Tainergy Tech Co., Ltd.	887,405	375,404
	Tainet Communication System Corp.	66,000	121,655
#	Tai-Saw Technology Co., Ltd.	235,120	167,199
#	TaiSol Electronics Co., Ltd.	63,000	156,203
#	Taisun Enterprise Co., Ltd.	2,195,648	1,442,319
	Taita Chemical Co., Ltd.	1,459,570	481,290
#	Taiwan Chinsan Electronic Industrial Co., Ltd.	670,935	712,096
	Taiwan Cogeneration Corp.	2,747,566	2,940,199
	Taiwan Fertilizer Co., Ltd.	183,000	288,392
	Taiwan Fire & Marine Insurance Co., Ltd.	1,376,338	948,162
#	Taiwan FU Hsing Industrial Co., Ltd.	1,168,000	1,628,755
	Taiwan Glass Industry Corp.	288,000	98,517
	Taiwan Hon Chuan Enterprise Co., Ltd.	2,110,468	4,194,251
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,341,120	838,778
*	Taiwan Land Development Corp.	6,395,991	1,656,356
	Taiwan Line Tek Electronic	424,306	373,708
	Taiwan Mask Corp.	197,000	197,207
	Taiwan Navigation Co., Ltd.	1,288,777	704,043
	Taiwan Optical Platform Co., Ltd.	9,547	36,086
	Taiwan Paiho, Ltd.	1,879,287	4,864,690
	Taiwan PCB Techvest Co., Ltd.	2,035,238	2,212,190
# *	Taiwan Prosperity Chemical Corp.	457,000	161,495
	Taiwan Pulp & Paper Corp.	2,137,980	1,414,277
	Taiwan Sakura Corp.	1,498,803	2,409,057
	Taiwan Sanyo Electric Co., Ltd.	417,400	417,644
	Taiwan Secom Co., Ltd.	87,000	255,697
	Taiwan Semiconductor Co., Ltd.	1,622,000	2,375,600
	Taiwan Shin Kong Security Co., Ltd.	1,738,710	2,131,947
	Taiwan Steel Union Co., Ltd.	18,000	46,936
	Taiwan Styrene Monomer	3,527,209	2,244,126
#	Taiwan Surface Mounting Technology Corp.	1,892,388	6,140,583
	Taiwan Taxi Co., Ltd.	69,740	179,344
	Taiwan TEA Corp.	5,442,897	2,845,277
	Taiwan Union Technology Corp.	1,584,000	6,498,234
	Taiyen Biotech Co., Ltd.	724,883	760,212
# *	Tatung Co., Ltd.	6,388,015	4,106,933
	Tayih Lun An Co., Ltd.	315,890	221,695
#	TCI Co., Ltd.	454,746	3,347,578
	Te Chang Construction Co., Ltd.	334,206	330,635
	Tehmag Foods Corp.	156,800	1,126,700
	Ten Ren Tea Co., Ltd.	164,980	210,529

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tera Autotech Corp.	85,000	$82,583
	Test Research, Inc.	1,195,820	2,144,228
	Test-Rite International Co., Ltd.	2,010,495	1,363,776
*	Tex-Ray Industrial Co., Ltd.	803,000	209,188
	Thinking Electronic Industrial Co., Ltd.	608,204	1,756,042
	Thye Ming Industrial Co., Ltd.	1,135,669	1,168,450
	Ton Yi Industrial Corp.	5,537,644	1,991,133
	Tong Hsing Electronic Industries, Ltd.	1,128,963	5,564,215
	Tong Yang Industry Co., Ltd.	3,136,741	4,394,698
	Tong-Tai Machine & Tool Co., Ltd.	1,557,892	833,182
#	TOPBI International Holdings, Ltd.	544,922	1,487,742
	Topco Scientific Co., Ltd.	1,306,087	4,629,936
	Topco Technologies Corp.	283,720	651,598
	Topkey Corp.	226,000	961,042
	Topoint Technology Co., Ltd.	1,034,898	724,909
	Toung Loong Textile Manufacturing	671,000	805,922
*	TPK Holding Co., Ltd.	2,515,000	3,900,779
	Trade-Van Information Services Co.	255,000	308,833
	Transart Graphics Co., Ltd.	18,000	35,284
	Transcend Information, Inc.	1,147,000	3,060,383
*	TrueLight Corp.	14,100	16,579
	Tsang Yow Industrial Co., Ltd.	510,000	304,718
	Tsann Kuen Enterprise Co., Ltd.	357,686	192,084
	TSC Auto ID Technology Co., Ltd.	195,470	1,416,574
*	TSEC Corp.	2,208,432	526,503
	TSRC Corp.	4,847,200	3,678,578
	Ttet Union Corp.	299,000	1,204,844
	TTFB Co., Ltd.	68,000	564,317
	TTY Biopharm Co., Ltd.	1,692,979	4,363,927
	Tung Ho Steel Enterprise Corp.	6,327,000	4,707,359
# *	Tung Thih Electronic Co., Ltd.	466,600	932,482
	TURVO International Co., Ltd.	437,922	980,881
	TXC Corp.	2,192,053	3,137,528
	TYC Brother Industrial Co., Ltd.	1,402,980	1,192,333
# *	Tycoons Group Enterprise	2,822,767	461,568
	Tyntek Corp.	2,292,039	993,391
	UDE Corp.	473,000	386,709
	Ultra Chip, Inc.	486,000	431,974
	U-Ming Marine Transport Corp.	3,585,000	3,625,249
*	Union Bank Of Taiwan	9,125,311	3,479,769
	Union Insurance Co., Ltd.	425,660	298,069
	Unitech Computer Co., Ltd.	684,804	518,098
	Unitech Printed Circuit Board Corp.	4,161,937	4,026,576
	United Integrated Services Co., Ltd.	1,446,951	8,908,339
	United Orthopedic Corp.	662,935	873,641
#	United Radiant Technology	712,000	359,345
*	United Renewable Energy Co., Ltd.	16,920,108	4,049,239
# *	Unity Opto Technology Co., Ltd.	2,760,500	563,577
	Univacco Technology, Inc.	32,000	24,648
	Universal Cement Corp.	2,965,433	1,801,644
*	Universal Microelectronics Co., Ltd.	29,000	13,365
#	Universal Microwave Technology, Inc.	371,534	978,021
*	Unizyx Holding Corp.	2,479,430	1,387,025
	UPC Technology Corp.	7,040,124	2,357,685
	Userjoy Technology Co., Ltd.	240,487	903,986
	USI Corp.	6,976,156	2,882,573
*	Usun Technology Co., Ltd.	354,200	294,172
#	Utechzone Co., Ltd.	450,000	809,893
	Ve Wong Corp.	660,696	582,575

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	VHQ Media Holdings, Ltd.	199,000	$622,797
	Victory New Materials, Ltd. Co.	964,832	460,294
	Visual Photonics Epitaxy Co., Ltd.	1,153,772	3,765,495
	Vivotek, Inc.	184,704	504,197
#	Wafer Works Corp.	2,761,548	2,920,312
	Waffer Technology Corp.	780,000	309,807
	Wah Hong Industrial Corp.	144,021	120,313
	Wah Lee Industrial Corp.	1,277,000	2,341,478
	Walsin Technology Corp.	1,779,793	12,150,802
	Walton Advanced Engineering, Inc.	2,267,197	823,734
	Wan Hai Lines, Ltd.	115,000	64,141
	WAN HWA Enterprise Co.	781,238	337,965
*	Ways Technical Corp., Ltd.	189,000	148,083
*	We & Win Development Co., Ltd.	67,000	22,862
	We&Win Diversification Co., Ltd.	95,000	48,410
	Wei Chuan Foods Corp.	1,793,000	1,291,641
	Weikeng Industrial Co., Ltd.	2,285,459	1,309,422
	Well Shin Technology Co., Ltd.	672,000	1,072,518
#	Weltrend Semiconductor	182,000	140,399
*	Wha Yu Industrial Co., Ltd.	301,000	153,167
#	Wholetech System Hitech, Ltd.	207,000	210,418
	Winmate, Inc.	230,000	420,183
	Winstek Semiconductor Co., Ltd.	454,000	389,603
	Wintek Corp.	5,447,000	61,865
	Wisdom Marine Lines Co., Ltd.	2,649,953	2,464,474
	Wistron NeWeb Corp.	2,075,155	4,797,927
	Wowprime Corp.	487,000	1,130,141
	WT Microelectronics Co., Ltd.	3,725,450	4,712,186
	WUS Printed Circuit Co., Ltd.	1,428,930	1,347,209
	XAC Automation Corp.	539,000	557,676
*	X-Legend Entertainment Co., Ltd.	90,000	229,726
	XPEC Entertainment, Inc.	192,135	15,773
	Xxentria Technology Materials Corp.	985,207	1,995,677
*	Yang Ming Marine Transport Corp.	8,749,981	1,948,448
	YC INOX Co., Ltd.	2,612,388	2,198,430
#	YCC Parts Manufacturing Co., Ltd.	254,000	422,932
	Yea Shin International Development Co., Ltd.	897,076	499,145
	Yem Chio Co., Ltd.	3,328,673	1,226,996
*	Yeong Guan Energy Technology Group Co., Ltd.	593,929	1,120,880
	YFC-Boneagle Electric Co., Ltd.	699,000	524,362
	YFY, Inc.	10,846,212	4,681,790
	Yi Jinn Industrial Co., Ltd.	1,475,284	665,886
	Yieh Phui Enterprise Co., Ltd.	9,599,049	2,887,325
	Ying Han Technology Co., Ltd.	73,000	55,173
#	Yonyu Plastics Co., Ltd.	499,600	544,770
	Young Fast Optoelectronics Co., Ltd.	885,872	574,316
#	Young Optics, Inc.	143,000	331,962
	Youngtek Electronics Corp.	883,666	1,381,383
	Yuanta Futures Co., Ltd.	309,000	560,754
	Yulon Finance Corp.	906,928	3,302,123
#	Yulon Motor Co., Ltd.	5,828,000	3,420,360
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	446,869	1,035,568
	Yungshin Construction & Development Co., Ltd.	665,000	753,520
	YungShin Global Holding Corp.	1,441,015	2,109,887
	Yungtay Engineering Co., Ltd.	8,000	16,108
	Yusin Holding Corp.	6,721	15,541
	Zeng Hsing Industrial Co., Ltd.	417,107	1,770,343
	Zenitron Corp.	1,414,000	957,397
	Zero One Technology Co., Ltd.	764,000	696,565

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Zig Sheng Industrial Co., Ltd.	3,502,732	$851,453
#	Zinwell Corp.	2,261,586	1,386,287
	Zippy Technology Corp.	865,948	1,019,418
#	ZongTai Real Estate Development Co., Ltd.	1,277,849	1,295,953
TOTAL TAIWAN			1,248,553,911
THAILAND — (3.4%)
	AAPICO Hitech PCL	82,700	36,349
	AAPICO Hitech PCL	966,439	424,774
	Advanced Information Technology PCL, Class F	796,700	444,741
	AEON Thana Sinsap Thailand PCL	527,600	2,767,488
	AEON Thana Sinsap Thailand PCL	59,500	312,103
	After You PCL	1,824,600	602,932
	Aikchol Hospital PCL	67,300	38,432
	AJ Plast PCL	1,543,188	408,447
	Allianz Ayudhya Capital PCL	195,200	247,366
	Alucon PCL	2,200	10,587
	AMA Marine PCL	518,800	81,557
	Amarin Printing & Publishing PCL	415,000	52,191
	Amata Corp. PCL	6,113,410	3,196,939
	Amata VN PCL, Class F	451,800	66,676
	Ananda Development PCL	12,462,500	823,637
	AP Thailand PCL	17,026,816	3,769,170
*	Areeya Property PCL	9,600	1,863
*	Asia Aviation PCL	17,911,400	999,866
	Asia Green Energy PCL	953,300	26,608
	Asia Plus Group Holdings PCL	10,182,300	548,805
	Asia Precision PCL	80,900	10,589
	Asia Sermkij Leasing PCL	1,241,300	1,025,456
	Asian Insulators PCL	12,731,600	432,964
	Asian Sea Corp. PCL	1,059,000	137,259
	Bangchak Corp. PCL	5,758,800	4,618,864
	Bangkok Airways PCL	6,395,000	1,210,475
	Bangkok Aviation Fuel Services PCL	1,724,446	1,576,731
	Bangkok Chain Hospital PCL	9,383,637	4,666,230
	Bangkok Insurance PCL	186,181	1,720,248
	Bangkok Land PCL	1,047,100	39,976
	Bangkok Land PCL	99,892,770	3,813,680
	Bangkok Life Assurance PCL	1,020,500	631,878
	Bangkok Ranch PCL	4,403,600	324,937
	Banpu PCL	689,600	223,451
	Banpu Power PCL	1,916,700	910,079
	BCPG PCL	1,449,300	739,296
	Beauty Community PCL	16,468,700	1,194,073
*	BEC World PCL	9,837,548	1,672,730
	Better World Green PCL	13,599,200	231,234
	BJC Heavy Industries PCL, Class F	2,364,200	132,735
	Brooker Group PCL (The)	1,909,700	25,120
	Buriram Sugar PCL	1,818,400	218,185
	Cal-Comp Electronics Thailand PCL, Class F	17,713,344	1,005,859
	Central Plaza Hotel PCL	2,661,300	1,852,750
	CH Karnchang PCL	7,366,700	4,703,155
	Charoong Thai Wire & Cable PCL, Class F	968,400	155,342
	Chularat Hospital PCL, Class F	31,863,900	2,760,107
*	CIMB Thai Bank PCL	8,202,600	165,789
	CK Power PCL	4,646,200	596,240
	COL PCL	580,900	311,230
	Com7 PCL, Class F	4,054,900	3,512,425
	Communication & System Solution PCL	865,600	33,047

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Country Group Development PCL	25,028,900	$706,623
*	Country Group Holdings PCL	8,799,300	234,309
	Demco PCL	260,300	21,880
	Dhipaya Insurance PCL	2,506,600	1,954,135
	Diamond Building Products PCL	1,922,100	391,573
	Do Day Dream PCL	716,200	514,690
	Dusit Thani PCL	114,500	33,795
	Dynasty Ceramic PCL	22,034,480	1,272,444
	East Coast Furnitech P.L.C.	537,500	21,038
	Eastern Polymer Group PCL, Class F	5,498,500	996,680
	Eastern Printing PCL	2,357,508	267,744
	Eastern Star Real Estate PCL	1,887,300	20,587
	Eastern Water Resources Development and Management PCL, Class F	4,610,500	1,701,019
	Ekachai Medical Care PCL	304,700	59,630
	Erawan Group PCL (The)	11,563,170	1,595,176
	Esso Thailand PCL	8,206,300	1,777,110
*	Everland PCL	4,753,900	36,604
	Forth Corp. PCL	2,454,800	488,282
	Forth Smart Service PCL	2,410,900	502,754
	Fortune Parts Industry PCL, Class F	3,017,700	209,119
	GFPT PCL	4,155,800	1,653,254
	Global Green Chemicals PCL, Class F	2,241,800	827,100
	GMM Grammy PCL	154,160	48,122
	Grande Asset Hotels & Property PCL	1,507,800	33,378
*	Group Lease PCL	1,563,900	205,710
	Gunkul Engineering PCL	19,871,480	1,683,051
	Haad Thip PCL	443,200	321,345
	Hana Microelectronics PCL	4,429,296	5,009,069
	ICC International PCL	204,600	254,355
	Ichitan Group PCL	6,981,300	1,115,395
	Interhides PCL	1,363,000	160,919
	Interlink Communication PCL	1,761,500	202,315
	Interlink Telecom PCL	734,200	49,465
	Italian-Thai Development PCL	21,364,127	993,840
	Jasmine International PCL	25,204,100	4,083,436
*	JCK International PCL	1,100,200	30,002
	JMT Network Services PCL, Class F	2,472,300	1,737,035
	Jubilee Enterprise PCL	272,500	155,614
	JWD Infologistics PCL	198,000	46,689
	Kang Yong Electric PCL	6,000	50,241
	Karmarts PCL	3,881,400	458,247
	KCE Electronics PCL	4,946,500	2,967,583
	KGI Securities Thailand PCL	9,159,100	1,351,680
	Khon Kaen Sugar Industry PCL	14,319,937	1,093,406
	Khonburi Sugar PCL	138,500	16,796
	Kiatnakin Bank PCL	1,402,400	3,070,703
*	King Wai Group Thailand PCL	478,000	21,929
	Lalin Property PCL	194,800	31,873
	Lam Soon Thailand PCL	1,534,200	243,149
	Lanna Resources PCL	1,119,850	265,861
	Lee Feed Mill PCL	67,000	4,471
	LH Financial Group PCL	49,753,239	2,170,818
*	Loxley PCL	9,362,676	369,461
	LPN Development PCL	136,400	21,267
	LPN Development PCL	9,068,702	1,413,984
	Major Cineplex Group PCL	4,206,800	2,861,218
*	Major Development PCL	277,600	25,293
	Maybank Kim Eng Securities Thailand PCL	1,218,500	261,917
	MBK PCL	7,321,200	4,674,106

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	MC Group PCL	3,086,400	$970,379
*	MCOT PCL	2,281,500	677,057
	MCS Steel PCL	2,435,100	773,420
*	MDX PCL	310,500	27,095
	Mega Lifesciences PCL	2,611,600	2,283,160
	Millcon Steel PCL	3,497,033	59,462
	Modernform Group PCL	2,568,800	191,197
*	Mono Technology PCL, Class F	10,083,700	249,100
	More Return PCL	3,604,700	40,476
	Muang Thai Insurance PCL	61,288	157,300
	Muramoto Electron Thailand PCL	14,000	78,601
	Namyong Terminal PCL	4,778,600	554,974
	Nava Nakorn PCL	1,852,800	129,583
	Nawarat Patanakarn PCL	2,154,200	29,718
	Netbay PCL	692,400	721,944
	Noble Development PCL	537,500	281,080
	Nonthavej Hospital PCL	8,400	13,407
	Origin Property PCL, Class F	8,666,750	1,821,213
*	Padaeng Industry PCL	1,179,100	204,271
	PCS Machine Group Holding PCL	2,748,600	493,813
	Plan B Media Pcl, Class F	11,250,600	2,147,612
	Platinum Group PCL (The), Class F	3,128,900	393,497
	Polyplex Thailand PCL	3,114,950	1,349,112
	Power Solution Technologies PCL	23,793,100	549,600
*	Precious Shipping PCL	8,106,600	1,495,443
	Premier Marketing PCL	3,342,900	681,021
	Prima Marine PCL	5,094,300	898,898
*	Principal Capital PCL	1,484,500	219,079
	Property Perfect PCL	53,554,300	1,357,327
	Pruksa Holding PCL	6,371,400	2,882,154
	PTG Energy PCL	5,471,900	2,440,148
	Pylon PCL	1,907,800	301,135
	Quality Houses PCL	63,998,926	5,091,990
	Raimon Land PCL	13,342,000	368,114
	Rajthanee Hospital PCL	761,800	606,116
	Ratchthani Leasing PCL	10,505,337	1,836,833
*	Regional Container Lines PCL	3,780,900	334,786
	Rojana Industrial Park PCL	7,963,954	1,303,053
	RS PCL	3,154,000	1,113,057
	S 11 Group PCL	1,318,400	304,539
	Sabina PCL	1,057,800	797,507
	Saha Pathana Inter-Holding PCL	699,100	1,547,575
*	Sahakol Equipment PCL	2,303,400	127,844
	Sahamitr Pressure Container PCL	587,400	108,359
	Saha-Union PCL	882,200	1,202,871
	Sahaviriya Steel Industries PCL	87,225,900	26,305
	Samart Corp. PCL	3,812,200	917,276
*	Samart Digital Public Co., Ltd.	3,613,700	19,709
	Samart Telcoms PCL	1,927,200	442,075
	Sansiri PCL	74,791,110	2,399,458
	Sappe PCL	1,017,500	639,814
	SC Asset Corp. PCL	15,479,415	1,102,480
	Scan Inter PCL, Class F	3,502,800	194,413
*	SCG Ceramics PCL	4,887,029	208,526
	SEAFCO PCL	3,459,802	665,987
	Sena Development PCL	3,371,933	285,592
	Sermsang Power Corp. Co., Ltd.	1,045,300	238,102
	Siam Future Development PCL	10,999,247	1,887,904
	Siam Wellness Group PCL, Class F	2,562,500	1,002,968

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Siamgas & Petrochemicals PCL	7,370,000	$1,938,851
*	Singer Thailand PCL	120,200	21,595
	Singha Estate PCL	25,981,554	1,883,809
	Sino-Thai Engineering & Construction PCL	6,185,300	2,996,408
	SNC Former PCL	591,100	174,466
	Somboon Advance Technology PCL	2,334,337	951,109
	Southern Concrete Pile PCL	115,700	21,343
	SPCG PCL	3,350,500	2,149,824
	Sri Trang Agro-Industry PCL	9,217,108	3,844,158
*	Sriracha Construction PCL	840,700	173,966
	Srithai Superware PCL	10,347,100	235,689
	Srivichai Vejvivat PCL	539,600	116,853
	Star Petroleum Refining PCL	10,272,300	2,801,237
	STP & I PCL	9,257,164	1,752,238
	Sub Sri Thai PCL	55,400	6,292
	Supalai PCL	12,607,791	6,552,654
	Super Energy Corp. PCL	99,227,900	1,623,556
	Susco PCL	3,295,800	285,488
	SVI PCL	1,313,100	135,649
	Symphony Communication PCL	150,105	12,810
	Synnex Thailand PCL	2,491,340	527,521
	Syntec Construction PCL	6,511,200	401,075
	TAC Consumer PCL, Class F	1,991,500	263,233
	Taokaenoi Food & Marketing PCL, Class F	6,827,880	2,026,240
	Tapaco PCL	338,100	75,929
*	Tata Steel Thailand PCL	24,855,100	318,962
	TCM Corp. PCL	803,300	49,481
	Thai Agro Energy PCL	1,839,600	214,827
*	Thai Airways International PCL	7,382,300	1,361,829
	Thai Central Chemical PCL	233,500	151,322
	Thai Nakarin Hospital PCL	338,300	344,595
	Thai Rayon PCL	40,200	33,855
	Thai Reinsurance PCL	12,859,300	247,532
	Thai Rubber Latex Group PCL	218,900	4,354
	Thai Rung Union Car PCL	156,000	20,820
	Thai Solar Energy PCL, Class F	9,520,174	1,038,453
	Thai Stanley Electric PCL	13,200	69,663
	Thai Stanley Electric PCL, Class F	211,800	1,117,777
	Thai Vegetable Oil PCL	3,611,075	3,388,641
	Thai Wacoal PCL	78,000	116,062
	Thai Wah PCL, Class F	2,788,800	357,883
*	Thaicom PCL	4,383,800	531,625
	Thaifoods Group PCL	6,951,500	1,008,046
	Thaire Life Assurance PCL	2,720,800	310,749
	Thanachart Capital PCL	1,335,800	2,228,476
	Thitikorn PCL	1,682,100	499,180
	Thoresen Thai Agencies PCL	10,000,854	1,167,889
	Tipco Asphalt PCL	4,341,900	2,883,456
	TIPCO Foods PCL	2,436,982	555,103
	TKS Technologies PCL	625,550	125,431
	TMT Steel PCL	2,411,700	303,300
*	TPBI Public Co.	6,700	847
	TPC Power Holdings Co., Ltd.	2,015,000	775,746
	TPI Polene PCL	55,544,100	2,797,698
	TPI Polene Power PCL	13,684,000	1,887,751
*	TRC Construction PCL	46,202,728	163,051
	TTCL PCL	1,555,040	207,538
	TTCL PCL	1,068,171	142,560
	TTW PCL	11,383,400	5,076,332

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	U City PCL, Class F	14,600,814	$707,322
	UAC Global PCL	353,200	30,821
	Union Auction PCL	1,252,800	261,251
	Unique Engineering & Construction PCL	5,986,770	1,373,289
	United Paper PCL	2,874,100	880,579
*	United Power of Asia PCL	2,389,900	14,568
	Univanich Palm Oil PCL	2,378,600	400,630
	Univentures PCL	6,641,500	988,661
	Vanachai Group PCL	4,869,559	581,160
	Vibhavadi Medical Center PCL	7,504,900	392,460
	Vinythai PCL	2,032,034	1,571,127
	WHA Corp. PCL	14,798,200	1,509,730
	WHA Utilities and Power PCL	7,164,200	1,183,690
	Workpoint Entertainment PCL	1,810,440	731,843
TOTAL THAILAND			228,647,441
TURKEY — (1.4%)
#	Adana Cimento Sanayii TAS, Class A	542,441	863,248
# *	Afyon Cimento Sanayi TAS	409,554	480,809
#	Akcansa Cimento A.S.	247,837	439,270
	Aksa Akrilik Kimya Sanayii A.S.	678,684	1,598,917
# *	Aksa Enerji Uretim A.S.	892,823	608,094
	Aksigorta A.S.	906,059	1,034,131
#	Alarko Holding A.S.	1,527,725	1,575,162
# *	Albaraka Turk Katilim Bankasi A.S.	4,917,362	1,387,857
	Alkim Alkali Kimya A.S.	109,716	807,237
#	Anadolu Anonim Turk Sigorta Sirketi	1,944,206	1,608,357
	Anadolu Cam Sanayii A.S.	1,630,625	1,289,566
	Anadolu Hayat Emeklilik A.S.	782,184	945,964
	AvivaSA Emeklilik ve Hayat A.S., Class A	129,232	303,243
	Aygaz A.S.	640,012	1,413,895
# *	Bagfas Bandirma Gubre Fabrikalari A.S.	270,435	865,993
*	Baticim Bati Anadolu Cimento Sanayii A.S.	1	1
# *	Bera Holding A.S.	2,951,639	2,175,784
# *	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	879,607	376,515
#	Bizim Toptan Satis Magazalari A.S.	256,799	480,723
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	274,947	580,508
#	Borusan Yatirim ve Pazarlama A.S.	7,855	91,588
# *	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	343,478	549,497
	Celebi Hava Servisi A.S.	17,901	300,287
# *	Cimsa Cimento Sanayi VE Ticaret A.S.	431,660	710,755
#	Dogan Sirketler Grubu Holding A.S.	8,546,269	2,908,413
#	Dogus Otomotiv Servis ve Ticaret A.S.	432,015	867,663
#	EGE Endustri VE Ticaret A.S.	8,328	937,280
#	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,231,041	858,909
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	134,955	572,822
# *	Fenerbahce Futbol A.S.	190,973	547,796
# *	Global Yatirim Holding A.S.	1,164,729	944,633
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	1	3
#	Goodyear Lastikleri TAS	613,895	487,805
# *	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	1,993,963	1,634,690
*	GSD Holding AS	2,309,959	610,737
# *	Gubre Fabrikalari TAS	664,856	1,139,984
#	Hektas Ticaret TAS	1,090,122	1,884,960
# *	Ihlas Holding A.S.	6,521,746	925,783
#	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.	345,034	749,330
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	796,450	1,316,964
# *	Is Finansal Kiralama A.S.	660,977	481,069
	Is Yatirim Menkul Degerler A.S., Class A	1,121,249	925,160

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
# *	Isiklar Enerji ve Yapi Holding A.S.	4,524,519	$530,869
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	1,574,444	739,881
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	5,462,665	2,567,045
# *	Karsan Otomotiv Sanayii Ve Ticaret A.S.	305,232	86,642
#	Kartonsan Karton Sanayi ve Ticaret A.S.	6,259	467,579
# *	Kerevitas Gida Sanayi ve Ticaret A.S.	720,901	409,848
# *	Konya Cimento Sanayii A.S.	7,242	335,285
	Kordsa Teknik Tekstil A.S.	438,081	1,030,111
# *	Koza Anadolu Metal Madencilik Isletmeleri A.S.	1,772,300	3,133,584
*	Logo Yazilim Sanayi Ve Ticaret A.S.	113,926	1,182,757
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	174,839	1,658,979
*	Metro Ticari ve Mali Yatirimlar Holding A.S.	1,698,921	411,320
*	Migros Ticaret A.S.	557,961	2,341,833
# *	MLP Saglik Hizmetleri AS	216,519	629,510
*	NET Holding A.S.	1,416,103	570,410
# *	Netas Telekomunikasyon A.S.	393,575	976,607
	Nuh Cimento Sanayi A.S.	435,429	850,635
# *	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	2,375,179	841,466
	Otokar Otomotiv Ve Savunma Sanayi A.S.	77,031	2,093,400
# *	Parsan Makina Parcalari Sanayii A.S.	126,184	373,694
# *	Pegasus Hava Tasimaciligi A.S.	365,887	4,184,653
# *	Petkim Petrokimya Holding A.S.	1,740,749	1,172,092
	Polisan Holding A.S.	698,330	395,040
#	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	1,508,806	1,553,854
#	Sasa Polyester Sanayi A.S.	566,919	770,685
# *	Sekerbank Turk AS	2,648,150	615,596
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,333,178	1,590,758
#	Soda Sanayii A.S.	2,553,246	2,840,383
*	Tat Gida Sanayi A.S.	552,978	672,337
#	Tekfen Holding A.S.	872,803	2,803,900
#	Trakya Cam Sanayii A.S.	3,354,040	2,256,690
# *	Turcas Petrol A.S.	822,759	460,420
*	Turk Traktor ve Ziraat Makineleri A.S.	92,627	933,470
# *	Turkiye Halk Bankasi A.S.	1,862,279	2,152,013
*	Turkiye Sinai Kalkinma Bankasi A.S.	10,018,623	2,291,141
*	Ulker Biskuvi Sanayi A.S.	1,127,935	4,394,268
# *	Vestel Elektronik Sanayi ve Ticaret A.S.	544,089	1,262,028
# *	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	1,210,853	1,708,375
# *	Zorlu Enerji Elektrik Uretim A.S.	3,011,709	832,947
TOTAL TURKEY			92,403,507
TOTAL COMMON STOCKS			6,229,843,426
PREFERRED STOCKS — (1.7%)
BRAZIL — (1.7%)
	AES Tiete Energia SA	7,992	5,430
*	Alpargatas SA	1,462,211	12,236,875
*	AZUL SA	199,682	2,763,077
	Banco ABC Brasil S.A.	796,357	4,037,013
	Banco do Estado do Rio Grande do Sul SA, Class B	1,841,692	8,639,516
	Banco Pan SA	1,973,036	4,478,100
*	Banco Pine SA	87,300	84,597
	Centrais Eletricas Santa Catarina	80,500	1,006,203
	Cia de Saneamento do Parana	2,827,601	13,158,849
	Cia de Transmissao de Energia Eletrica Paulista	1,701,056	8,817,878
	Cia Energetica de Sao Paulo, Class B	1,624,460	12,066,052
	Cia Energetica do Ceara, Class A	134,139	1,954,484
	Cia Ferro Ligas da Bahia - FERBASA	406,534	1,851,075
	Cia Paranaense de Energia	878,499	15,060,803

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Eucatex SA Industria e Comercio	195,378	$341,248
*	Gol Linhas Aereas Inteligentes SA	121,748	973,677
	Grazziotin SA	12,400	95,549
	Marcopolo SA	4,705,894	5,318,388
	Randon SA Implementos e Participacoes	1,561,474	4,958,681
	Schulz SA	78,800	217,120
	Unipar Carbocloro SA	519,103	3,963,635
	Usinas Siderurgicas de Minas Gerais SA, Class A	3,461,171	7,782,907
TOTAL BRAZIL			109,811,157
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	666,620	994,587
COLOMBIA — (0.0%)
	Avianca Holdings SA	2,434,856	1,434,572
	Banco Davivienda SA	21,626	290,749
TOTAL COLOMBIA			1,725,321
TOTAL PREFERRED STOCKS			112,531,065
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
*	Serba Dinamik Holdings Bhd Rights 12/31/2099	903,061	73,823
SOUTH AFRICA — (0.0%)
*	Brait SE Rights 02/14/2020	3,387,125	354,318
TAIWAN — (0.0%)
*	QST International Corp. Rights 02/11/20	27,977	0
THAILAND — (0.0%)
*	Property Perfect Rights 09/30/19	6,067,337	0
TURKEY — (0.0%)
# *	ODAS Elektrik Uretim ve Sanayi Ticaret A.S. Rights 2/4/2020	770,543	149,349
TOTAL RIGHTS/WARRANTS			577,490
TOTAL INVESTMENT SECURITIES (Cost $6,187,494,608)			6,342,951,981

			Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@ §	The DFA Short Term Investment Fund	23,757,793	274,925,182
TOTAL INVESTMENTS — (100.0%)
(Cost $6,478,087,979)^^			$6,617,877,163

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash proceeds from Securities on Loan.

The Emerging Markets Small Cap Series
CONTINUED
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2020, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	603	03/20/20	$32,986,234	$31,660,515	$(1,325,719)
S&P 500® Emini Index	82	03/20/20	13,235,990	13,218,400	(17,590)
Total Futures Contracts			$46,222,224	$44,878,915	$(1,343,309)
Summary of the Series' investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$656,106,662	—	—	$656,106,662
Chile	278,141	$72,219,392	—	72,497,533
China	83,196,551	984,381,071	—	1,067,577,622
Colombia	11,953,302	—	—	11,953,302
Greece	—	34,548,066	—	34,548,066
Hong Kong	—	70,568	—	70,568
Hungary	—	5,664,416	—	5,664,416
India	—	816,767,753	—	816,767,753
Indonesia	18,247	144,419,287	—	144,437,534
Malaysia	24,748	192,006,568	—	192,031,316
Mexico	200,400,395	2,920	—	200,403,315
Philippines	—	78,829,155	—	78,829,155
Poland	—	63,233,709	—	63,233,709
Russia	18,789,343	—	—	18,789,343
South Africa	21,123,643	406,457,147	—	427,580,790
South Korea	112,539	869,634,944	—	869,747,483
Taiwan	100,207	1,248,453,704	—	1,248,553,911
Thailand	228,621,136	26,305	—	228,647,441
Turkey	—	92,403,507	—	92,403,507
Preferred Stocks
Brazil	109,811,157	—	—	109,811,157
Chile	—	994,587	—	994,587
Colombia	1,725,321	—	—	1,725,321
Rights/Warrants
Malaysia	—	73,823	—	73,823
South Africa	—	354,318	—	354,318
Turkey	—	149,349	—	149,349
Securities Lending Collateral	—	274,925,182	—	274,925,182
Futures Contracts**	(1,343,309)	—	—	(1,343,309)
TOTAL	$1,330,918,083	$5,285,615,771	—	$6,616,533,854
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Tax-Managed U.S. Marketwide Value Series
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (13.3%)
	Activision Blizzard, Inc.	496,359	$29,027,074
# *	AMC Networks, Inc., Class A	6,800	248,812
	AT&T, Inc.	7,170,552	269,756,166
	ATN International, Inc.	684	39,583
	Beasley Broadcast Group, Inc., Class A	9,471	35,753
# *	Cars.com, Inc.	39,542	461,455
	CenturyLink, Inc.	320,033	4,371,651
*	Charter Communications, Inc., Class A	339,394	175,622,819
#	Cinemark Holdings, Inc.	44,247	1,394,223
	Comcast Corp., Class A	6,410,970	276,889,794
#	Consolidated Communications Holdings, Inc.	10,700	51,681
# *	Discovery, Inc., Class B	3,609	129,960
*	Discovery, Inc., Class C	3,762	104,471
*	DISH Network Corp., Class A	7,426	272,980
	Entravision Communications Corp., Class A	56,828	126,158
	EW Scripps Co. (The), Class A	81,265	986,557
#	Fox Corp., Class A	211,170	7,830,184
*	Fox Corp., Class B	104,154	3,783,915
#	Gannett Co., Inc.	83,109	507,796
*	GCI Liberty, Inc., Class A	123,145	9,011,751
*	GCI Liberty, Inc., Class B	1,686	124,402
*	Gray Television, Inc.	54,374	1,102,705
*	Hemisphere Media Group, Inc.	18,877	253,707
*	IAC/InterActiveCorp	81,587	19,873,777
*	IMAX Corp.	18,300	302,682
	Interpublic Group of Cos., Inc. (The)	30,820	699,614
# *	Iridium Communications, Inc.	51,500	1,315,825
	John Wiley & Sons, Inc., Class A	28,891	1,260,225
*	Liberty Broadband Corp.	1,905	253,175
*	Liberty Broadband Corp., Class A	24,095	3,170,661
*	Liberty Broadband Corp., Class C	67,601	8,986,201
*	Liberty Latin America, Ltd., Class A	4,700	78,396
# *	Liberty Latin America, Ltd., Class C	2,660	44,821
# *	Liberty Media Corp.-Liberty Braves, Class A	7,613	222,680
*	Liberty Media Corp.-Liberty Braves, Class B	762	26,289
*	Liberty Media Corp.-Liberty Braves, Class C	16,901	492,664
# *	Liberty Media Corp.-Liberty Formula One, Class A	17,043	759,266
*	Liberty Media Corp.-Liberty Formula One, Class C	82,356	3,853,437
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	4,681,322
# *	Liberty Media Corp.-Liberty SiriusXM, Class B	6,114	301,329
*	Liberty Media Corp.-Liberty SiriusXM, Class C	208,010	10,196,650
*	Liberty TripAdvisor Holdings, Inc., Class A	76,802	452,364
*	Liberty TripAdvisor Holdings, Inc., Class B	403	2,958
# *	Lions Gate Entertainment Corp., Class B	1	9
*	Madison Square Garden Co. (The), Class A	12,352	3,658,539
	Marcus Corp. (The)	20,599	600,461
# *	Meet Group, Inc. (The)	83,800	446,654
#	Meredith Corp.	44,176	1,327,489
# *	MSG Networks, Inc., Class A	29,558	449,577
	News Corp., Class A	402,247	5,478,604
	News Corp., Class B	99,903	1,395,645
#	Nexstar Media Group, Inc., Class A	51,781	6,273,268
*	ORBCOMM, Inc.	82,899	297,607
*	Reading International, Inc., Class A	8,800	89,760

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Saga Communications, Inc., Class A	8,693	$263,572
	Salem Media Group, Inc.	10,922	15,072
	Scholastic Corp.	31,200	1,028,040
#	Sinclair Broadcast Group, Inc., Class A	78,261	2,341,569
	Spok Holdings, Inc.	12,522	132,984
# *	Sprint Corp.	422,600	1,846,762
	TEGNA, Inc.	184,139	3,111,949
	Telephone & Data Systems, Inc.	90,571	2,054,150
*	T-Mobile US, Inc.	172,043	13,624,085
	Tribune Publishing Co.	900	11,304
	TripAdvisor, Inc.	17,950	490,394
*	United States Cellular Corp.	12,191	390,356
#	ViacomCBS, Inc., Class A	14,300	543,114
# *	Vonage Holdings Corp.	85,934	762,235
	Walt Disney Co. (The)	637,215	88,133,207
# *	Zillow Group, Inc., Class A	26,410	1,220,142
# *	Zillow Group, Inc., Class C	65,484	3,026,016
*	Zynga, Inc., Class A	640,800	3,857,616
TOTAL COMMUNICATION SERVICES			981,978,113
CONSUMER DISCRETIONARY — (6.4%)
*	1-800-Flowers.com, Inc., Class A	44,330	673,373
	Aaron's, Inc.	75,999	4,511,301
	Acushnet Holdings Corp.	2,067	64,015
*	Adtalem Global Education, Inc.	59,964	2,069,358
*	American Axle & Manufacturing Holdings, Inc.	91,765	847,909
#	American Eagle Outfitters, Inc.	173,750	2,502,000
*	American Outdoor Brands Corp.	64,307	605,772
	Aramark	220,783	9,745,362
*	Asbury Automotive Group, Inc.	6,182	596,254
# *	Ascena Retail Group, Inc.	5,246	23,082
	Autoliv, Inc.	53,413	4,093,038
*	AutoNation, Inc.	58,352	2,476,459
# *	Barnes & Noble Education, Inc.	20,210	69,522
	Bassett Furniture Industries, Inc.	2,900	35,467
*	Beazer Homes USA, Inc.	4,326	59,482
	Best Buy Co., Inc.	15,363	1,301,092
#	Big 5 Sporting Goods Corp.	10,801	40,288
*	Biglari Holdings, Inc., Class B	8	868
	BJ's Restaurants, Inc.	20,458	813,819
# *	Boot Barn Holdings, Inc.	32,500	1,364,025
	BorgWarner, Inc.	203,984	6,994,611
	Brunswick Corp.	63,040	3,962,064
# *	Build-A-Bear Workshop, Inc.	25,874	108,153
# *	Caesars Entertainment Corp.	362,380	4,953,735
	Caleres, Inc.	74,697	1,310,932
	Callaway Golf Co.	108,543	2,324,991
	Canterbury Park Holding Corp.	2,755	34,548
*	Capri Holdings, Ltd.	129,788	3,888,448
#	Carnival Corp.	489,649	21,314,421
	Carriage Services, Inc.	20,916	495,082
# *	Carrols Restaurant Group, Inc.	35,900	162,986
*	Cavco Industries, Inc.	7,600	1,702,552
*	Century Communities, Inc.	14,709	436,416
	Chico's FAS, Inc.	32,500	126,425
# *	Chuy's Holdings, Inc.	16,443	403,676
	Citi Trends, Inc.	5,815	135,431
#	Columbia Sportswear Co.	1,785	167,647
# *	Conn's, Inc.	25,450	222,942

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Cooper Tire & Rubber Co.	55,558	$1,471,731
*	Cooper-Standard Holdings, Inc.	18,702	495,977
	Core-Mark Holding Co., Inc.	96,236	2,255,772
	Culp, Inc.	10,036	126,755
	Dana, Inc.	112,665	1,736,168
*	Deckers Outdoor Corp.	18,126	3,460,435
*	Delta Apparel, Inc.	7,532	188,903
#	Designer Brands, Inc., Class A	75,552	1,075,860
#	Dick's Sporting Goods, Inc.	83,076	3,674,451
#	Dillard's, Inc., Class A	120,300	7,304,616
# *	Dorman Products, Inc.	9,311	649,908
	DR Horton, Inc.	208,125	12,321,000
	Educational Development Corp.	3,358	19,141
# *	El Pollo Loco Holdings, Inc.	4,415	60,839
	Escalade, Inc.	277	2,438
	Ethan Allen Interiors, Inc.	23,817	384,645
	Expedia Group, Inc.	30,369	3,293,518
	Extended Stay America, Inc.	90,395	1,167,903
# *	Fiesta Restaurant Group, Inc.	19,000	188,670
	Flanigan's Enterprises, Inc.	865	18,338
	Flexsteel Industries, Inc.	2,068	33,915
	Foot Locker, Inc.	102,986	3,910,378
	Ford Motor Co.	2,868,969	25,304,307
# *	Fossil Group, Inc.	600	4,038
#	GameStop Corp., Class A	104,752	402,248
	Gap, Inc. (The)	149,047	2,594,908
	General Motors Co.	1,095,598	36,582,017
# *	Genesco, Inc.	6,456	253,850
	Gentex Corp.	221,133	6,583,129
# *	Gentherm, Inc.	37,081	1,709,805
# *	G-III Apparel Group, Ltd.	31,225	849,632
	Goodyear Tire & Rubber Co. (The)	267,257	3,509,084
	Graham Holdings Co., Class B	5,780	3,174,492
# *	Grand Canyon Education, Inc.	6,130	479,856
*	Green Brick Partners, Inc.	2,594	30,064
	Group 1 Automotive, Inc.	57,936	5,838,211
	Guess?, Inc.	70,100	1,492,429
*	Habit Restaurants, Inc. (The), Class A	23,800	331,058
#	Hamilton Beach Brands Holding Co., Class A	10,413	164,525
#	Harley-Davidson, Inc.	3,372	112,625
#	Haverty Furniture Cos., Inc.	33,479	673,932
# *	Helen of Troy, Ltd.	61,653	11,655,500
# *	Hibbett Sports, Inc.	20,800	515,424
#	Hooker Furniture Corp.	14,814	365,017
*	Houghton Mifflin Harcourt Co.	32,600	179,952
#	Hyatt Hotels Corp., Class A	17,530	1,481,986
#	International Game Technology P.L.C.	7,100	95,779
*	J Alexander's Holdings, Inc.	2,666	25,540
	Johnson Outdoors, Inc., Class A	15,588	1,225,217
*	K12, Inc.	3,100	50,034
	KB Home	30,800	1,156,540
	Kohl's Corp.	144,069	6,158,950
*	Lakeland Industries, Inc.	9,887	137,825
*	Laureate Education, Inc., Class A	17,544	365,617
	La-Z-Boy, Inc.	56,332	1,726,012
	LCI Industries	10,111	1,091,685
#	Lear Corp.	51,273	6,315,808
	Lennar Corp., Class A	224,100	14,871,276
	Lennar Corp., Class B	12,506	656,690

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
# *	Libbey, Inc.	16,600	$22,078
	Lifetime Brands, Inc.	16,431	111,238
#	Lithia Motors, Inc., Class A	34,933	4,738,312
*	LKQ Corp.	208,413	6,811,979
*	M/I Homes, Inc.	37,930	1,683,713
#	Macy's, Inc.	337,455	5,382,407
*	MarineMax, Inc.	29,164	581,239
	Marriott Vacations Worldwide Corp.	27,409	3,295,658
»	Media General, Inc.	25,196	2,381
*	Meritage Homes Corp.	28,156	1,997,950
	MGM Resorts International	227,871	7,077,673
*	Modine Manufacturing Co.	14,650	102,989
*	Mohawk Industries, Inc.	98,740	13,002,083
# *	Monarch Casino & Resort, Inc.	1,103	59,209
#	Monro, Inc.	3,100	194,370
# *	Motorcar Parts of America, Inc.	17,638	350,291
#	Movado Group, Inc.	21,998	378,806
*	Murphy USA, Inc.	34,678	3,543,051
	Newell Brands, Inc.	169,803	3,316,253
*	Norwegian Cruise Line Holdings, Ltd.	36,700	1,976,295
	Office Depot, Inc.	549,015	1,218,813
	Oxford Industries, Inc.	11,400	791,160
#	Penske Automotive Group, Inc.	43,845	2,059,400
*	Perdoceo Education Corp.	78,974	1,404,158
*	Potbelly Corp.	25,202	108,621
	PulteGroup, Inc.	275,833	12,315,943
	PVH Corp.	57,171	4,983,596
# *	Qurate Retail Group, Inc., Class B	10,333	88,347
*	Qurate Retail, Inc.	620,725	5,294,784
	Ralph Lauren Corp.	36,864	4,184,064
#	RCI Hospitality Holdings, Inc.	12,026	213,221
# *	Red Robin Gourmet Burgers, Inc.	31,175	1,024,722
# *	Regis Corp.	38,593	598,963
	Rocky Brands, Inc.	8,729	236,905
	Royal Caribbean Cruises, Ltd.	322,500	37,758,300
*	RTW RetailWinds, Inc.	8,600	3,393
*	ServiceMaster Global Holdings, Inc.	27,857	1,004,245
*	Shiloh Industries, Inc.	15,461	52,413
#	Shoe Carnival, Inc.	32,650	1,170,829
*	Skechers U.S.A., Inc., Class A	146,140	5,464,175
	Sonic Automotive, Inc., Class A	22,800	721,164
# *	Sportsman's Warehouse Holdings, Inc.	21,200	137,376
*	Stamps.com, Inc.	15,800	1,176,942
	Standard Motor Products, Inc.	37,342	1,814,074
	Steven Madden, Ltd.	35,225	1,358,276
*	Stoneridge, Inc.	25,661	714,915
	Strategic Education, Inc.	123	19,962
	Strattec Security Corp.	5,224	114,902
	Superior Group of Cos, Inc.	17,956	207,033
	Superior Industries International, Inc.	23,275	74,480
*	Tandy Leather Factory, Inc.	9,974	55,655
	Tapestry, Inc.	236,819	6,102,826
	Target Corp.	277,933	30,778,300
*	Taylor Morrison Home Corp.	16,370	423,656
#	Tenneco, Inc., Class A	5,044	47,767
#	Thor Industries, Inc.	38,190	3,075,059
	Tilly's, Inc., Class A	18,598	158,083
	Toll Brothers, Inc.	179,799	7,975,884
*	TopBuild Corp.	35,100	4,019,301

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Unifi, Inc.	41,401	$890,949
*	Universal Electronics, Inc.	15,506	768,012
# *	Urban Outfitters, Inc.	60,570	1,550,592
#	Whirlpool Corp.	50,924	7,443,561
# *	William Lyon Homes, Class A	23,600	547,284
	Winnebago Industries, Inc.	27,135	1,485,913
	Wolverine World Wide, Inc.	28,683	905,522
#	Wyndham Hotels & Resorts, Inc.	47,600	2,721,292
# *	ZAGG, Inc.	30,497	230,557
*	Zumiez, Inc.	2,800	87,276
TOTAL CONSUMER DISCRETIONARY			472,854,609
CONSUMER STAPLES — (6.2%)
	Alico, Inc.	960	34,550
	Andersons, Inc. (The)	30,460	689,005
	Archer-Daniels-Midland Co.	813,476	36,411,186
	Bunge, Ltd.	114,694	6,013,406
#	Cal-Maine Foods, Inc.	4,230	150,969
	Casey's General Stores, Inc.	26,905	4,327,938
# *	Central Garden & Pet Co.	25,184	811,177
*	Central Garden & Pet Co., Class A	48,121	1,441,705
	Conagra Brands, Inc.	58,100	1,912,652
	Constellation Brands, Inc., Class B	6,066	1,149,628
	Coty, Inc., Class A	229,558	2,355,265
# *	Craft Brew Alliance, Inc.	9,754	159,966
*	Darling Ingredients, Inc.	173,938	4,718,938
# *	Farmer Brothers Co.	7,800	93,444
#	Flowers Foods, Inc.	84,458	1,818,381
#	Fresh Del Monte Produce, Inc.	39,437	1,237,533
# *	Hain Celestial Group, Inc. (The)	87,292	2,113,339
# *	Hostess Brands, Inc.	4,500	60,390
	Ingles Markets, Inc., Class A	11,437	476,809
	Ingredion, Inc.	62,317	5,483,896
#	JM Smucker Co. (The)	108,204	11,211,016
	John B. Sanfilippo & Son, Inc.	10,428	879,080
	Kroger Co. (The)	159,748	4,290,831
# *	Landec Corp.	37,056	415,027
	Limoneira Co.	6,194	120,907
	Molson Coors Beverage Co., Class B	186,550	10,368,449
	Molson Coors Brewing Co., Class A	1,908	116,646
	Mondelez International, Inc., Class A	2,081,099	119,413,461
	Natural Grocers by Vitamin Cottage, Inc.	1,000	9,050
*	Nature's Sunshine Products, Inc.	1,029	9,837
	Nu Skin Enterprises, Inc., Class A	3,097	100,931
	Oil-Dri Corp. of America	5,047	178,664
*	Performance Food Group Co.	50,855	2,633,780
*	Pilgrim's Pride Corp.	7,900	205,795
*	Post Holdings, Inc.	72,415	7,572,437
	PriceSmart, Inc.	4,262	261,090
	Sanderson Farms, Inc.	22,700	3,125,563
	Seaboard Corp.	1,812	6,986,365
*	Seneca Foods Corp., Class A	6,301	249,205
*	Seneca Foods Corp., Class B	300	11,672
*	Simply Good Foods Co. (The)	8,033	184,518
	SpartanNash Co.	33,983	413,913
	Spectrum Brands Holdings, Inc.	6,675	409,912
# *	TreeHouse Foods, Inc.	26,384	1,176,726
	Tyson Foods, Inc., Class A	405,030	33,467,629
# *	United Natural Foods, Inc.	2,700	19,440

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Universal Corp.	22,290	$1,184,714
*	US Foods Holding Corp.	208,373	8,370,343
	Village Super Market, Inc., Class A	1,900	42,294
	Walgreens Boots Alliance, Inc.	659,669	33,544,169
	Walmart, Inc.	1,173,687	134,375,425
#	Weis Markets, Inc.	11,602	425,677
TOTAL CONSUMER STAPLES			453,234,743
ENERGY — (8.6%)
	Adams Resources & Energy, Inc.	6,004	212,301
	Apache Corp.	81,808	2,244,812
# *	Apergy Corp.	13,433	347,377
#	Arch Coal, Inc., Class A	17,190	885,801
	Archrock, Inc.	69,200	577,820
# *	Bonanza Creek Energy, Inc.	6,200	112,778
	Cabot Oil & Gas Corp.	1,278	18,007
# *	Callon Petroleum Co.	251,761	755,283
*	Centennial Resource Development, Inc., Class A	40,995	133,644
	Chevron Corp.	1,378,934	147,738,989
	Cimarex Energy Co.	79,704	3,498,209
# *	CNX Resources Corp.	200,941	1,452,803
	ConocoPhillips	1,439,649	85,558,340
# *	CONSOL Energy, Inc.	3,800	30,894
# *	Dawson Geophysical Co.	21,211	50,906
#	Delek US Holdings, Inc.	82,793	2,273,496
# *	Denbury Resources, Inc.	193,800	190,893
	Devon Energy Corp.	11,999	260,618
#	DMC Global, Inc.	372	15,561
*	Dorian LPG, Ltd.	13,595	178,366
# *	Earthstone Energy, Inc., Class A	8,400	42,000
	EnLink Midstream LLC	195,680	984,270
*	Era Group, Inc.	24,458	243,113
	Evolution Petroleum Corp.	17,727	89,344
*	Exterran Corp.	35,500	191,700
	Exxon Mobil Corp.	1,833,064	113,869,936
#	Green Plains, Inc.	21,234	264,788
*	Gulf Island Fabrication, Inc.	2,415	12,317
# *	Gulfport Energy Corp.	68,661	106,425
	Hallador Energy Co.	14,700	24,402
	Halliburton Co.	352,847	7,695,593
# *	Helix Energy Solutions Group, Inc.	137,210	1,144,331
	Helmerich & Payne, Inc.	95,808	3,885,014
	Hess Corp.	146,488	8,286,826
	HollyFrontier Corp.	146,260	6,569,999
*	International Seaways, Inc.	12	267
	Kinder Morgan, Inc.	574,540	11,990,650
#	Kosmos Energy, Ltd.	26,900	137,459
	Marathon Oil Corp.	467,019	5,310,006
	Marathon Petroleum Corp.	1,004,662	54,754,079
# *	Matador Resources Co.	63,704	934,538
*	Matrix Service Co.	29,245	588,409
#	Murphy Oil Corp.	148,447	3,111,449
#	Nabors Industries, Ltd.	270,147	559,204
	NACCO Industries, Inc., Class A	6,832	322,061
	National Oilwell Varco, Inc.	108,595	2,238,143
*	Natural Gas Services Group, Inc.	14,526	152,814
*	Newpark Resources, Inc.	93,715	468,575
*	NexTier Oilfield Solutions, Inc.	1,400	7,210
	Noble Energy, Inc.	74,800	1,478,796

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
# *	Oasis Petroleum, Inc.	176,912	$398,052
	Occidental Petroleum Corp.	177,200	7,038,384
*	Oceaneering International, Inc.	86,145	1,069,060
	Panhandle Oil and Gas, Inc., Class A	10,414	75,293
	Parsley Energy, Inc., Class A	154,465	2,570,298
	Patterson-UTI Energy, Inc.	152,184	1,208,341
	PBF Energy, Inc., Class A	128,074	3,496,420
*	PDC Energy, Inc.	100,036	2,159,777
#	Peabody Energy Corp.	79,122	534,865
	Phillips 66	775,455	70,853,323
	Pioneer Natural Resources Co.	88,400	11,934,000
*	ProPetro Holding Corp.	5,764	56,141
	QEP Resources, Inc.	108,730	344,674
*	REX American Resources Corp.	4,050	305,168
*	SEACOR Holdings, Inc.	18,204	684,288
*	SEACOR Marine Holdings, Inc.	12,678	132,358
#	SFL Corp., Ltd.	12,481	165,248
# *	SilverBow Resources, Inc.	3,019	16,061
#	SM Energy Co.	81,438	747,601
# *	Southwestern Energy Co.	377,255	592,290
	Targa Resources Corp.	98,436	3,592,914
	TechnipFMC P.L.C.	51,535	850,843
*	TETRA Technologies, Inc.	31,400	48,042
# *	Unit Corp.	22,457	8,978
#	Valaris P.L.C.	1	5
	Valero Energy Corp.	605,899	51,083,345
# *	Whiting Petroleum Corp.	12,253	55,629
	World Fuel Services Corp.	28,812	1,127,126
*	WPX Energy, Inc.	405,172	4,841,805
TOTAL ENERGY			637,990,945
FINANCIALS — (24.4%)
#	1st Constitution Bancorp	692	13,944
	1st Source Corp.	45,305	2,137,943
	Affiliated Managers Group, Inc.	31,797	2,538,990
	Aflac, Inc.	428,750	22,110,637
*	Alleghany Corp.	3,115	2,484,711
	Allstate Corp. (The)	169,260	20,064,080
	American Equity Investment Life Holding Co.	89,529	2,364,461
	American Financial Group, Inc.	156,083	16,980,270
	American International Group, Inc.	421,331	21,176,096
	American National Insurance Co.	23,302	2,566,948
	Ameris Bancorp	6,370	256,010
	AmeriServ Financial, Inc.	30,968	126,969
*	Arch Capital Group, Ltd.	9,282	409,893
	Argo Group International Holdings, Ltd.	59,381	3,895,394
	Associated Banc-Corp	62,243	1,240,503
	Assurant, Inc.	65,820	8,593,459
	Assured Guaranty, Ltd.	122,989	5,637,816
*	Asta Funding, Inc.	885	9,089
*	Athene Holding, Ltd., Class A	94,140	4,100,738
	Atlantic Union Bankshares Corp.	68,946	2,322,791
*	Atlanticus Holdings Corp.	12,567	175,435
	Axis Capital Holdings, Ltd.	62,010	3,984,143
	Banc of California, Inc.	4,100	65,436
*	Bancorp, Inc. (The)	14,759	174,599
	BancorpSouth Bank	52,027	1,486,411
	Bank of America Corp.	5,929,137	194,653,568
	Bank of New York Mellon Corp. (The)	552,910	24,759,310

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bank OZK	52,132	$1,416,948
	BankFinancial Corp.	16,687	208,087
	BankUnited, Inc.	42,709	1,409,397
	Banner Corp.	40,520	2,088,806
	Bar Harbor Bankshares	2,733	60,126
	BCB Bancorp, Inc.	1,059	13,894
*	Berkshire Hathaway, Inc., Class B	561,141	125,936,875
	Berkshire Hills Bancorp, Inc.	33,464	942,012
*	Blucora, Inc.	57,127	1,288,214
#	BOK Financial Corp.	26,900	2,122,410
	Boston Private Financial Holdings, Inc.	14,600	166,440
*	Brighthouse Financial, Inc.	55,158	2,145,646
	Brookline Bancorp, Inc.	90,600	1,377,120
	Cadence BanCorp	52,543	821,247
*	Cannae Holdings, Inc.	15,438	627,709
#	Capital City Bank Group, Inc.	14,283	407,351
	Capital One Financial Corp.	372,872	37,212,626
	Capitol Federal Financial, Inc.	139,153	1,834,037
	Carolina Financial Corp.	1,153	44,218
#	Cathay General Bancorp	85,940	3,098,996
	CenterState Bank Corp.	22,895	516,511
	Century Bancorp, Inc., Class A	295	25,370
	Chemung Financial Corp.	300	11,901
	Chubb, Ltd.	147,355	22,396,486
	Cincinnati Financial Corp.	12,284	1,289,206
	CIT Group, Inc.	60,259	2,754,439
	Citigroup, Inc.	1,870,326	139,170,958
	Citizens Community Bancorp, Inc.	10,355	124,053
	CME Group, Inc.	77,028	16,723,549
	CNA Financial Corp.	51,474	2,297,285
	CNO Financial Group, Inc.	301,264	5,299,234
	Codorus Valley Bancorp, Inc.	165	3,597
	Columbia Banking System, Inc.	69,936	2,706,523
	Comerica, Inc.	6,805	416,194
	Community Bankers Trust Corp.	5,917	52,247
	Community Financial Corp. (The)	408	13,872
	Community Trust Bancorp, Inc.	18,195	796,031
	Community West Bancshares	400	4,400
	ConnectOne Bancorp, Inc.	38,800	916,068
*	Consumer Portfolio Services, Inc.	26,500	93,545
# *	Cowen, Inc., Class A	3,989	64,103
#	Cullen/Frost Bankers, Inc.	500	44,580
# *	Customers Bancorp, Inc.	2,290	48,960
	CVB Financial Corp.	10,000	207,700
	Donegal Group, Inc., Class A	12,386	172,785
*	Donnelley Financial Solutions, Inc.	6,900	62,514
	E*TRADE Financial Corp.	86,881	3,702,868
	Eagle Bancorp Montana, Inc.	1,000	21,020
	East West Bancorp, Inc.	87,046	3,990,189
	Employers Holdings, Inc.	36,900	1,573,785
*	Equity Bancshares, Inc., Class A	2,393	64,276
	ESSA Bancorp, Inc.	8,217	139,278
	Evans Bancorp, Inc.	1,681	65,626
	Everest Re Group, Ltd.	34,913	9,655,888
	FBL Financial Group, Inc., Class A	24,660	1,326,215
	Federal Agricultural Mortgage Corp., Class A	177	11,981
	Federal Agricultural Mortgage Corp., Class C	9,500	724,850
	FedNat Holding Co.	13,665	212,217
	Fifth Third Bancorp	202,049	5,748,294

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Financial Institutions, Inc.	296	$9,120
	First American Financial Corp.	82,753	5,129,031
	First Bancorp	16,138	572,576
	First BanCorp	229,025	2,123,062
	First Busey Corp.	27,120	691,560
	First Business Financial Services, Inc.	964	24,274
	First Citizens BancShares, Inc., Class A	8,627	4,544,876
	First Commonwealth Financial Corp.	81,147	1,097,107
	First Defiance Financial Corp.	21,760	639,526
	First Financial Bancorp	112,065	2,694,043
	First Financial Corp.	1,147	47,864
	First Financial Northwest, Inc.	25,371	371,178
	First Hawaiian, Inc.	67,992	1,975,848
	First Horizon National Corp.	120,599	1,929,584
	First Internet Bancorp	5,329	141,272
	First Interstate BancSystem, Inc., Class A	21,948	844,998
	First Merchants Corp.	40,115	1,594,571
	First Midwest Bancorp, Inc.	103,318	2,060,161
	First United Corp.	1,266	30,270
	Flagstar Bancorp, Inc.	9,232	325,336
	FNB Corp.	122,668	1,431,536
#	Franklin Financial Network, Inc.	5,337	196,775
	Fulton Financial Corp.	180,780	2,977,447
	Global Indemnity, Ltd.	8,282	261,131
	Goldman Sachs Group, Inc. (The)	205,139	48,771,797
	Great Southern Bancorp, Inc.	1,616	91,967
	Great Western Bancorp, Inc.	25,293	747,408
	Guaranty Federal Bancshares, Inc.	1,684	39,995
*	Hallmark Financial Services, Inc.	16,734	287,825
	Hancock Whitney Corp.	26,413	1,049,653
	Hanmi Financial Corp.	3,221	54,177
	Hanover Insurance Group, Inc. (The)	88,829	12,309,923
	Hartford Financial Services Group, Inc. (The)	245,844	14,573,632
	Heartland Financial USA, Inc.	465	22,743
	Hilltop Holdings, Inc.	26,171	592,511
*	HMN Financial, Inc.	3,456	72,265
	Home Bancorp, Inc.	719	25,568
	Home BancShares, Inc.	49,545	947,300
*	HomeStreet, Inc.	2,200	70,642
	Hope Bancorp, Inc.	103,224	1,435,330
	Horace Mann Educators Corp.	58,206	2,503,440
	Huntington Bancshares, Inc.	273,414	3,710,228
	IBERIABANK Corp.	20,196	1,468,451
	Independence Holding Co.	500	20,245
	Independent Bank Corp.	339	24,476
	Independent Bank Group, Inc.	40,199	2,151,450
	International Bancshares Corp.	23,718	934,489
	Invesco, Ltd.	67,060	1,160,138
	Investors Bancorp, Inc.	81,912	989,907
	Investors Title Co.	1,069	168,688
	Janus Henderson Group P.L.C.	42,738	1,079,989
	Jefferies Financial Group, Inc.	114,638	2,480,766
	JPMorgan Chase & Co.	2,307,658	305,441,613
	Kemper Corp.	59,119	4,399,636
	KeyCorp	526,210	9,845,389
	Lakeland Bancorp, Inc.	55,240	897,098
#	Landmark Bancorp, Inc.	2,634	65,218
	Legg Mason, Inc.	44,900	1,757,835
	Lincoln National Corp.	134,595	7,332,736

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Loews Corp.	243,798	$12,543,407
	Mackinac Financial Corp.	6,893	104,222
	Marlin Business Services Corp.	13,787	271,604
# *	MBIA, Inc.	82,267	745,339
	Mercantile Bank Corp.	4,422	144,909
	Meridian Bancorp, Inc.	1,000	17,990
*	Meridian Corp.	511	10,251
	MetLife, Inc.	949,912	47,220,126
	MGIC Investment Corp.	340,167	4,690,903
	Middlefield Banc Corp.	452	11,372
	MidWestOne Financial Group, Inc.	346	11,190
	Morgan Stanley	1,036,923	54,189,596
	MutualFirst Financial, Inc.	2,300	85,629
	MVB Financial Corp.	716	14,306
	National Western Life Group, Inc., Class A	900	239,400
	Navient Corp.	61,729	887,663
	Nelnet, Inc., Class A	16,900	967,694
#	New York Community Bancorp, Inc.	206,323	2,281,932
»	NewStar Financial, Inc.	41,166	28,911
	Northfield Bancorp, Inc.	2,300	36,547
	Northrim BanCorp, Inc.	5,734	215,770
	Northwest Bancshares, Inc.	103,907	1,633,938
	OceanFirst Financial Corp.	5,466	127,139
	OFG Bancorp	34,148	673,057
	Old National Bancorp	66,704	1,194,669
	Old Republic International Corp.	252,367	5,690,876
	OneMain Holdings, Inc.	68,655	2,908,912
	Oppenheimer Holdings, Inc., Class A	3,097	85,322
*	Pacific Mercantile Bancorp	4,866	33,721
	Pacific Premier Bancorp, Inc.	3,466	103,287
	PacWest Bancorp	105,681	3,704,119
	Parke Bancorp, Inc.	600	12,912
	Peoples Bancorp of North Carolina, Inc.	275	7,521
	Peoples Bancorp, Inc.	15,923	518,134
	People's United Financial, Inc.	287,917	4,439,680
	Pinnacle Financial Partners, Inc.	27,914	1,648,601
	PNC Financial Services Group, Inc. (The)	217,040	32,241,292
	Popular, Inc.	87,336	4,887,323
# *	PRA Group, Inc.	44,671	1,579,567
	Premier Financial Bancorp, Inc.	9,004	153,068
	Principal Financial Group, Inc.	218,754	11,583,024
	ProAssurance Corp.	3,184	96,698
	Prosperity Bancshares, Inc.	58,494	4,106,279
#	Protective Insurance Corp., Class A	300	4,500
	Protective Insurance Corp., Class B	5,098	79,478
	Provident Financial Holdings, Inc.	4,144	91,209
	Provident Financial Services, Inc.	71,759	1,636,823
	Prudential Bancorp, Inc.	1,222	21,519
	Prudential Financial, Inc.	497,625	45,313,732
	Radian Group, Inc.	167,314	4,097,520
	Regions Financial Corp.	1,302,555	20,280,781
	Reinsurance Group of America, Inc.	153,566	22,121,182
	RenaissanceRe Holdings, Ltd.	28,067	5,317,012
	Renasant Corp.	44,538	1,422,098
	Riverview Bancorp, Inc.	1,682	12,380
	Safety Insurance Group, Inc.	26,197	2,412,220
#	Salisbury Bancorp, Inc.	300	13,335
	Sandy Spring Bancorp, Inc.	10,325	359,310
#	Santander Consumer USA Holdings, Inc.	48,660	1,295,329

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	SB Financial Group, Inc.	1,128	$21,342
*	Select Bancorp, Inc.	2,728	31,645
	Selective Insurance Group, Inc.	45,200	2,994,500
	Severn Bancorp, Inc.	1,399	11,542
	Signature Bank	28,102	3,987,393
	Simmons First National Corp., Class A	52,445	1,257,631
	SLM Corp.	63,919	697,995
	South State Corp.	14,479	1,094,757
	Southern National Bancorp of Virginia, Inc.	193	2,997
	State Auto Financial Corp.	15,100	454,661
	State Street Corp.	6,188	467,998
	Sterling Bancorp	110,271	2,205,420
	Stewart Information Services Corp.	21,171	883,889
	Stifel Financial Corp.	73,600	4,761,184
	Synchrony Financial	544,549	17,648,833
	Synovus Financial Corp.	113,409	3,971,583
	TCF Financial Corp.	154,714	6,541,308
	Territorial Bancorp, Inc.	823	23,892
*	Texas Capital Bancshares, Inc.	22,592	1,241,656
	Timberland Bancorp, Inc.	3,971	111,823
	Tiptree, Inc.	37,071	253,936
	Towne Bank	10,057	267,013
	Travelers Cos., Inc. (The)	168,250	22,145,065
	TriCo Bancshares	854	31,086
	Truist Financial Corp.	526,391	27,145,984
#	Trustmark Corp.	68,317	2,184,778
	UMB Financial Corp.	6,961	462,628
	Umpqua Holdings Corp.	52,732	891,171
#	United Bankshares, Inc.	31,427	1,077,946
#	United Community Banks, Inc.	9,172	256,082
	United Fire Group, Inc.	24,429	1,081,228
	Unity Bancorp, Inc.	3,592	78,737
	Universal Insurance Holdings, Inc.	900	21,906
	Univest Financial Corp.	2,256	56,039
	Unum Group	517,445	13,810,607
	Valley National Bancorp	313,734	3,303,619
	Virtus Investment Partners, Inc.	3,700	455,211
	Voya Financial, Inc.	79,544	4,751,163
	Washington Federal, Inc.	97,887	3,328,158
	Waterstone Financial, Inc.	8,526	149,120
	Webster Financial Corp.	22,479	1,008,408
	Wells Fargo & Co.	3,018,887	141,706,556
	WesBanco, Inc.	34,796	1,152,444
	Western New England Bancorp, Inc.	13,698	123,008
	White Mountains Insurance Group, Ltd.	1,572	1,756,270
	Wintrust Financial Corp.	47,328	2,994,916
	WSFS Financial Corp.	40,724	1,624,480
#	Zions Bancorp NA	121,745	5,538,180
TOTAL FINANCIALS			1,802,932,191
HEALTH CARE — (13.8%)
	Abbott Laboratories	915,297	79,758,981
# *	Acadia Healthcare Co., Inc.	68,394	2,197,499
*	Addus HomeCare Corp.	2,044	192,831
	Allergan P.L.C.	26,101	4,871,491
*	Allscripts Healthcare Solutions, Inc.	33,823	290,201
*	AMN Healthcare Services, Inc.	3,400	229,092
# *	AngioDynamics, Inc.	14,354	197,655
# *	Anika Therapeutics, Inc.	14,671	603,125

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Anthem, Inc.	504,640	$133,870,899
*	Arena Pharmaceuticals, Inc.	2,796	127,749
	Becton Dickinson and Co.	31,580	8,690,184
*	Bio-Rad Laboratories, Inc., Class A	6,342	2,288,955
*	BioSpecifics Technologies Corp.	2,500	147,700
*	Brookdale Senior Living, Inc.	175,854	1,158,878
*	Catalent, Inc.	55,041	3,363,005
*	Centene Corp.	102,379	6,430,425
*	Cigna Corp.	299,456	57,609,345
#	CONMED Corp.	43,239	4,396,542
	Cooper Cos., Inc. (The)	13,956	4,841,197
# *	Covetrus, Inc.	7,558	92,963
# *	Cross Country Healthcare, Inc.	33,795	334,570
*	CryoLife, Inc.	17,502	520,509
# *	Cumberland Pharmaceuticals, Inc.	23,319	113,330
	CVS Health Corp.	1,510,745	102,458,726
	Danaher Corp.	375,873	60,466,689
*	DaVita, Inc.	73,290	5,853,672
	DENTSPLY SIRONA, Inc.	73,992	4,143,552
# *	Digirad Corp.	2,671	7,586
*	Diplomat Pharmacy, Inc.	34,200	136,116
*	Emergent BioSolutions, Inc.	30,178	1,662,506
#	Envista Holdings Corp.	163,737	4,844,978
# *	Enzo Biochem, Inc.	6,287	15,780
*	Exelixis, Inc.	31,444	540,837
*	FONAR Corp.	1,460	30,821
*	Globus Medical, Inc., Class A	13,207	690,462
# *	Harvard Bioscience, Inc.	16,180	48,055
*	HMS Holdings Corp.	6,400	174,848
*	Horizon Therapeutics P.L.C.	45,000	1,552,050
	Humana, Inc.	198,071	66,599,393
*	Integer Holdings Corp.	41,672	3,558,789
# *	Integra LifeSciences Holdings Corp.	15,398	847,506
# *	IntriCon Corp.	9,335	158,975
*	Jazz Pharmaceuticals P.L.C.	44,811	6,423,657
#	Kewaunee Scientific Corp.	1,631	20,127
*	Laboratory Corp. of America Holdings	9,871	1,731,373
# *	LHC Group, Inc.	30,318	4,418,848
# *	Ligand Pharmaceuticals, Inc.	5,369	471,452
*	LivaNova P.L.C.	6,183	420,259
	Luminex Corp.	19,129	433,941
*	Magellan Health, Inc.	18,899	1,383,596
*	MEDNAX, Inc.	75,502	1,741,831
*	Medpace Holdings, Inc.	800	68,440
	Medtronic P.L.C.	814,175	93,988,362
	Meridian Bioscience, Inc.	37,500	369,000
# *	Merit Medical Systems, Inc.	37,630	1,370,485
# *	Molina Healthcare, Inc.	18,941	2,329,175
*	Mylan NV	28,680	614,326
# *	Myriad Genetics, Inc.	48,291	1,335,246
	National HealthCare Corp.	6,880	577,370
*	Natus Medical, Inc.	16,198	506,835
*	NuVasive, Inc.	4,355	335,858
*	Omnicell, Inc.	35,405	2,877,718
*	OraSure Technologies, Inc.	69,400	489,270
	Patterson Cos., Inc.	12,992	285,954
	PerkinElmer, Inc.	76,500	7,074,720
	Perrigo Co. P.L.C.	60,370	3,443,505
	Pfizer, Inc.	3,696,959	137,674,753

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Premier, Inc., Class A	13,070	$454,444
# *	Prestige Consumer Healthcare, Inc.	111,489	4,521,994
*	Providence Service Corp. (The)	9,300	603,105
	Quest Diagnostics, Inc.	3,282	363,219
*	RTI Surgical Holdings, Inc.	63,120	262,579
*	Select Medical Holdings Corp.	124,004	2,832,251
	STERIS P.L.C.	200	30,138
*	Supernus Pharmaceuticals, Inc.	523	11,961
# *	Surmodics, Inc.	5,593	220,308
# *	Syneos Health, Inc.	37,367	2,292,839
*	Taro Pharmaceutical Industries, Ltd.	3,478	280,570
	Teleflex, Inc.	23,829	8,852,712
	Thermo Fisher Scientific, Inc.	435,609	136,428,383
# *	Triple-S Management Corp., Class B	21,741	383,076
*	United Therapeutics Corp.	16,900	1,650,623
	UnitedHealth Group, Inc.	89,716	24,443,124
	Universal Health Services, Inc., Class B	9,600	1,316,256
*	Vanda Pharmaceuticals, Inc.	700	8,925
*	Varex Imaging Corp.	5,400	149,310
TOTAL HEALTH CARE			1,021,610,385
INDUSTRIALS — (12.6%)
	AAR Corp.	35,596	1,515,678
	ABM Industries, Inc.	76,400	2,913,896
	Acme United Corp.	1,030	24,627
	Acuity Brands, Inc.	32,822	3,868,729
*	Advanced Disposal Services, Inc.	9,007	296,781
*	AECOM	114,631	5,528,653
*	Aegion Corp.	38,330	801,097
# *	Aerovironment, Inc.	35,065	2,335,680
	AGCO Corp.	73,273	5,139,368
	Air Lease Corp.	74,037	3,179,149
*	Air Transport Services Group, Inc.	21,308	446,829
	Alamo Group, Inc.	22,751	2,833,865
	Alaska Air Group, Inc.	114,992	7,427,333
	Albany International Corp., Class A	20,551	1,433,843
#	Allegiant Travel Co.	10,873	1,827,099
	Allied Motion Technologies, Inc.	1,458	66,835
	Altra Industrial Motion Corp.	15,484	514,998
	AMERCO	29,431	10,926,847
# *	Ameresco, Inc., Class A	981	18,825
*	American Woodmark Corp.	17,504	1,919,314
	Apogee Enterprises, Inc.	36,374	1,157,421
	Applied Industrial Technologies, Inc.	11,718	756,631
	ARC Document Solutions, Inc.	20,800	26,624
	ArcBest Corp.	12,135	270,732
	Arconic, Inc.	257,834	7,722,128
	Arcosa, Inc.	61,271	2,680,606
#	Argan, Inc.	16,121	678,855
*	Armstrong Flooring, Inc.	11,937	42,257
*	ASGN, Inc.	55,051	3,726,402
	Astec Industries, Inc.	22,925	945,427
*	Atlas Air Worldwide Holdings, Inc.	29,094	650,251
	AZZ, Inc.	19,600	808,696
	Barnes Group, Inc.	52,200	3,297,474
*	Beacon Roofing Supply, Inc.	32,799	1,085,975
*	BMC Stock Holdings, Inc.	52,400	1,529,294
	Brady Corp., Class A	55,500	3,073,035
*	Builders FirstSource, Inc.	28,442	705,219

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CAI International, Inc.	17,082	$464,630
	Carlisle Cos., Inc.	46,423	7,252,665
*	Casella Waste Systems, Inc., Class A	5,201	266,239
*	CBIZ, Inc.	39,049	1,054,323
*	CECO Environmental Corp.	3,773	28,675
*	Chart Industries, Inc.	23,620	1,511,208
#	Chicago Rivet & Machine Co.	700	18,515
*	CIRCOR International, Inc.	18,019	748,329
*	Clean Harbors, Inc.	40,519	3,331,472
# *	Colfax Corp.	17,646	620,433
	Columbus McKinnon Corp.	17,542	613,795
	Comfort Systems USA, Inc.	44,560	2,067,584
*	Commercial Vehicle Group, Inc.	31,533	157,350
	CompX International, Inc.	500	8,075
*	Continental Building Products, Inc.	3,700	136,863
	Copa Holdings SA, Class A	33,488	3,280,484
*	Covenant Transportation Group, Inc., Class A	7,080	89,810
	CRA International, Inc.	7,613	405,621
	Crane Co.	17,597	1,503,840
	CSW Industrials, Inc.	300	22,764
	CSX Corp.	1,055,544	80,580,229
#	Cubic Corp.	31,381	2,048,865
	Curtiss-Wright Corp.	46,353	6,741,117
	Delta Air Lines, Inc.	433,135	24,142,945
	Deluxe Corp.	17,026	820,653
	Douglas Dynamics, Inc.	30,234	1,585,169
*	Ducommun, Inc.	12,645	517,560
*	DXP Enterprises, Inc.	16,202	561,723
*	Dycom Industries, Inc.	8,097	327,281
	Eastern Co. (The)	10,193	282,346
	Eaton Corp. P.L.C.	265,270	25,060,057
*	Echo Global Logistics, Inc.	31,380	608,144
	EMCOR Group, Inc.	63,171	5,190,761
	Encore Wire Corp.	24,066	1,307,024
	Enerpac Tool Group Corp.	21,000	485,310
	EnerSys	44,939	3,233,810
	Ennis, Inc.	30,835	643,218
	EnPro Industries, Inc.	8,338	487,273
	ESCO Technologies, Inc.	29,848	2,864,214
	Espey Manufacturing & Electronics Corp.	1,671	34,255
	Federal Signal Corp.	71,923	2,313,044
	FedEx Corp.	127,314	18,414,697
	Flowserve Corp.	52,147	2,434,222
#	Fortune Brands Home & Security, Inc.	126,352	8,681,646
	Forward Air Corp.	5,747	376,141
*	Franklin Covey Co.	3,046	96,863
	Franklin Electric Co., Inc.	21,158	1,220,605
*	FTI Consulting, Inc.	43,936	5,274,956
# *	Gardner Denver Holdings, Inc.	65,747	2,321,527
#	GATX Corp.	65,445	4,982,328
*	Gencor Industries, Inc.	13,149	147,400
*	Gibraltar Industries, Inc.	34,903	1,902,912
*	Goldfield Corp. (The)	4,304	14,634
	Gorman-Rupp Co. (The)	22,062	814,308
*	GP Strategies Corp.	18,583	247,340
#	Granite Construction, Inc.	13,854	375,859
*	Great Lakes Dredge & Dock Corp.	69,820	731,015
	Greenbrier Cos., Inc. (The)	23,651	569,753
#	Griffon Corp.	40,152	834,760

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Hawaiian Holdings, Inc.	35,522	$990,353
	Heartland Express, Inc.	13,705	256,146
	Heidrick & Struggles International, Inc.	18,634	529,578
*	Herc Holdings, Inc.	1,679	67,361
*	Heritage-Crystal Clean, Inc.	7,665	217,303
	Herman Miller, Inc.	23,686	915,464
*	Hertz Global Holdings, Inc.	50,225	791,546
	Hillenbrand, Inc.	20,148	584,896
*	Houston Wire & Cable Co.	9,200	36,616
*	Hub Group, Inc., Class A	1,944	102,779
	Hubbell, Inc.	17,724	2,538,609
	Hurco Cos., Inc.	7,910	247,583
*	Huron Consulting Group, Inc.	25,901	1,678,644
	Hyster-Yale Materials Handling, Inc.	12,246	661,162
*	IAA Inc.	18,100	855,406
	ICF International, Inc.	31,660	2,773,099
	Ingersoll-Rand P.L.C.	213,109	28,392,512
*	InnerWorkings, Inc.	31,800	131,970
	Insteel Industries, Inc.	17,578	393,220
	Interface, Inc.	9,774	157,166
	ITT, Inc.	92,819	6,226,298
*	JELD-WEN Holding, Inc.	4,547	108,582
*	JetBlue Airways Corp.	324,893	6,442,628
	Kadant, Inc.	10,486	1,117,808
	Kaman Corp.	27,087	1,671,810
#	KAR Auction Services, Inc.	18,100	380,462
	Kennametal, Inc.	49,746	1,556,552
	Kimball International, Inc., Class B	38,632	725,509
*	Kirby Corp.	31,720	2,324,759
#	Knight-Swift Transportation Holdings, Inc.	84,110	3,118,799
	Knoll, Inc.	8,100	200,556
	Korn Ferry	63,010	2,582,150
*	Kratos Defense & Security Solutions, Inc.	2,711	49,720
	L3Harris Technologies, Inc.	130,611	28,908,133
*	Lawson Products, Inc.	8,847	417,755
*	LB Foster Co., Class A	4,904	83,172
	LSI Industries, Inc.	15,841	105,343
*	Lydall, Inc.	15,605	318,966
	Macquarie Infrastructure Corp.	16,662	734,961
	ManpowerGroup, Inc.	57,319	5,244,115
	Marten Transport, Ltd.	79,636	1,653,243
*	Masonite International Corp.	19,500	1,464,645
# *	MasTec, Inc.	63,539	3,669,377
	Matson, Inc.	62,316	2,243,999
	Matthews International Corp., Class A	31,887	1,190,023
	McGrath RentCorp	22,452	1,735,989
*	Mercury Systems, Inc.	23,355	1,792,496
*	Middleby Corp. (The)	6,600	740,256
	Miller Industries, Inc.	20,099	691,607
*	Mistras Group, Inc.	14,828	164,146
	Mobile Mini, Inc.	54,461	2,273,202
	Moog, Inc., Class A	35,839	3,211,533
*	MRC Global, Inc.	97,164	1,094,067
	MSC Industrial Direct Co., Inc., Class A	3,500	238,245
	Mueller Industries, Inc.	44,012	1,283,830
	Mueller Water Products, Inc., Class A	72,387	843,309
*	MYR Group, Inc.	19,582	562,395
#	National Presto Industries, Inc.	5,471	471,545
	Nielsen Holdings P.L.C.	17,000	346,800

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NL Industries, Inc.	100	$336
#	NN, Inc.	18,396	158,757
	Norfolk Southern Corp.	545,229	113,522,130
*	Northwest Pipe Co.	5,286	173,011
*	NOW, Inc.	12,749	127,617
	nVent Electric P.L.C.	141,034	3,511,747
	Oshkosh Corp.	76,335	6,567,863
	Owens Corning	149,300	9,031,157
	PACCAR, Inc.	84,661	6,282,693
*	PAM Transportation Services, Inc.	6,449	344,441
	Park Aerospace Corp.	9,330	144,335
	Park-Ohio Holdings Corp.	2,542	74,735
	Patrick Industries, Inc.	16,600	861,208
	Pentair P.L.C.	112,916	4,847,484
*	Perma-Pipe International Holdings, Inc.	8,900	80,367
*	PGT Innovations, Inc.	49,980	774,690
	Powell Industries, Inc.	5,719	236,023
	Preformed Line Products Co.	400	21,848
	Primoris Services Corp.	34,000	725,220
#	Quad/Graphics, Inc.	6,491	27,587
	Quanex Building Products Corp.	30,731	544,553
	Quanta Services, Inc.	168,307	6,589,219
*	Radiant Logistics, Inc.	42,044	203,073
	Raytheon Co.	6,649	1,469,030
*	RBC Bearings, Inc.	1,191	185,212
*	RCM Technologies, Inc.	15,245	41,619
	Regal Beloit Corp.	22,880	1,795,165
	Republic Services, Inc.	429,755	40,848,213
# *	Resideo Technologies, Inc.	27,514	280,093
	Resources Connection, Inc.	31,255	475,857
*	Rexnord Corp.	66,378	2,167,242
	Rush Enterprises, Inc., Class A	33,503	1,440,629
	Rush Enterprises, Inc., Class B	18,522	821,636
	Ryder System, Inc.	89,844	4,287,356
# *	Saia, Inc.	29,325	2,554,207
	Schneider National, Inc., Class B	9,398	209,293
*	Sensata Technologies Holding P.L.C.	109,196	5,161,695
# *	SIFCO Industries, Inc.	4,527	20,326
	Simpson Manufacturing Co., Inc.	37,725	3,118,726
	SkyWest, Inc.	57,460	3,170,068
#	Snap-on, Inc.	38,115	6,084,297
	Southwest Airlines Co.	531,263	29,208,840
	Spartan Motors, Inc.	33,020	561,340
# *	Spirit Airlines, Inc.	63,489	2,607,493
*	SPX FLOW, Inc.	20,967	917,097
	Standex International Corp.	22,341	1,632,904
	Stanley Black & Decker, Inc.	129,900	20,696,967
	Steelcase, Inc., Class A	100,669	1,873,450
# *	Stericycle, Inc.	34,100	2,137,388
*	Sterling Construction Co., Inc.	29,900	393,932
# *	Team, Inc.	12,074	164,206
	Terex Corp.	42,936	1,088,428
	Tetra Tech, Inc.	57,122	4,889,643
# *	Textainer Group Holdings, Ltd.	10,800	102,276
	Textron, Inc.	45,044	2,068,871
*	Thermon Group Holdings, Inc.	5,700	135,090
	Timken Co. (The)	40,125	2,107,766
	Titan International, Inc.	18,000	51,480
*	Titan Machinery, Inc.	17,783	217,130

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Transcat, Inc.	7,700	$235,620
*	TriMas Corp.	10,200	293,046
#	Trinity Industries, Inc.	120,734	2,454,522
	Triton International, Ltd.	28,853	1,083,430
	Triumph Group, Inc.	3,794	77,511
*	Tutor Perini Corp.	12,417	139,815
*	Twin Disc, Inc.	6,900	67,275
# *	Ultralife Corp.	3,309	22,998
	UniFirst Corp.	18,705	3,814,511
	Union Pacific Corp.	561,768	100,792,415
*	United Airlines Holdings, Inc.	114,796	8,586,741
*	United Rentals, Inc.	800	108,552
	United Technologies Corp.	245,098	36,813,720
# *	Univar Solutions, Inc.	77,916	1,679,090
	Universal Forest Products, Inc.	95,400	4,569,660
# *	USA Truck, Inc.	7,482	42,573
	Valmont Industries, Inc.	10,420	1,480,265
*	Vectrus, Inc.	11,269	628,247
# *	Veritiv Corp.	9,937	139,913
	Viad Corp.	23,193	1,507,545
	Virco Manufacturing Corp.	12,601	50,782
	VSE Corp.	6,244	194,251
#	Wabash National Corp.	23,800	276,080
	Watts Water Technologies, Inc., Class A	29,209	2,912,429
	Werner Enterprises, Inc.	51,539	1,899,728
# *	WESCO International, Inc.	50,840	2,461,164
# *	Willdan Group, Inc.	7,100	235,223
*	Willis Lease Finance Corp.	6,713	398,081
	Woodward, Inc.	14,712	1,711,153
# *	XPO Logistics, Inc.	103,005	9,159,205
TOTAL INDUSTRIALS			929,015,914
INFORMATION TECHNOLOGY — (10.7%)
*	ACI Worldwide, Inc.	49,250	1,696,663
*	Advanced Energy Industries, Inc.	15,342	1,073,019
*	Agilysys, Inc.	3,000	97,500
*	Alithya Group, Inc., Class A	11,334	32,755
	Alliance Data Systems Corp.	7,000	719,530
*	Alpha & Omega Semiconductor, Ltd.	20,661	251,858
	Amdocs, Ltd.	99,072	7,128,230
*	Amkor Technology, Inc.	1,400	15,750
	Analog Devices, Inc.	111,958	12,287,390
*	Anixter International, Inc.	17,801	1,737,378
*	Arrow Electronics, Inc.	175,521	13,329,065
	AstroNova, Inc.	6,285	78,185
	Avnet, Inc.	139,400	5,086,706
	AVX Corp.	72,760	1,474,845
*	Aware, Inc.	14,326	51,574
*	Axcelis Technologies, Inc.	31,733	766,352
*	AXT, Inc.	24,921	97,192
	Bel Fuse, Inc., Class A	3,574	50,751
	Bel Fuse, Inc., Class B	11,381	197,119
	Belden, Inc.	3,384	166,730
	Benchmark Electronics, Inc.	62,063	1,910,299
	Brooks Automation, Inc.	52,147	1,985,758
	Cabot Microelectronics Corp.	13,809	2,009,348
*	CACI International, Inc., Class A	27,304	7,302,182
*	CalAmp Corp.	34,000	327,080
*	Calix, Inc.	5,463	50,041

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
# *	Cardtronics P.L.C., Class A	13,293	$598,185
# *	CCUR Holdings, Inc.	11,740	51,656
	Cerence Inc.	24,487	522,797
*	Ciena Corp.	133,800	5,441,646
*	Cirrus Logic, Inc.	66,501	5,107,942
	Cisco Systems, Inc.	1,316,461	60,517,712
	Cognizant Technology Solutions Corp., Class A	5,149	316,046
*	Coherent, Inc.	16,244	2,297,389
	Cohu, Inc.	35,808	801,025
# *	CommScope Holding Co., Inc.	126,102	1,536,553
	Comtech Telecommunications Corp.	15,569	450,100
*	Conduent, Inc.	481	2,059
	CoreLogic, Inc.	96,545	4,489,343
	Corning, Inc.	785,955	20,977,139
# *	Cree, Inc.	59,100	2,747,559
	CSP, Inc.	2,414	33,917
	CTS Corp.	66,936	1,961,894
*	CyberOptics Corp.	3,281	73,724
	Cypress Semiconductor Corp.	271,878	6,342,914
	Daktronics, Inc.	44,000	259,600
*	Dell Technologies, Inc., Class C	24,705	1,204,863
*	Digi International, Inc.	25,438	401,793
*	Diodes, Inc.	48,570	2,508,155
	Dolby Laboratories, Inc., Class A	7,264	503,686
# *	DSP Group, Inc.	46,713	675,470
	DXC Technology Co.	228,936	7,298,480
*	EchoStar Corp., Class A	27,350	1,091,402
*	EMCORE Corp.	744	2,507
*	ePlus, Inc.	17,490	1,394,303
*	Fabrinet	41,355	2,607,019
*	FARO Technologies, Inc.	4,200	216,972
	Fidelity National Information Services, Inc.	198,899	28,573,830
# *	First Solar, Inc.	36,583	1,813,785
*	Fiserv, Inc.	410	48,630
*	Flex, Ltd.	467,295	6,144,929
	FLIR Systems, Inc.	78,882	4,065,578
*	FormFactor, Inc.	83,395	2,110,727
*	Frequency Electronics, Inc.	7,390	68,358
*	GSI Technology, Inc.	2,491	20,202
	Hackett Group, Inc. (The)	18,000	278,190
# *	Harmonic, Inc.	102,517	721,207
	Hewlett Packard Enterprise Co.	894,616	12,462,001
# *	Ichor Holdings, Ltd.	14,000	467,460
# *	II-VI, Inc.	42,399	1,426,726
*	Insight Enterprises, Inc.	42,100	2,773,127
	Intel Corp.	4,943,498	316,037,827
	InterDigital, Inc.	33,283	1,838,886
*	IPG Photonics Corp.	17,406	2,222,224
*	Itron, Inc.	25,301	2,068,357
	Jabil, Inc.	156,633	6,091,457
	Juniper Networks, Inc.	226,000	5,184,440
	KBR, Inc.	136,686	3,717,859
#	KEMET Corp.	58,223	1,516,127
*	Key Tronic Corp.	17,623	102,213
*	Kimball Electronics, Inc.	23,443	379,308
*	Knowles Corp.	99,915	1,971,323
	Kulicke & Soffa Industries, Inc.	74,988	1,941,439
*	KVH Industries, Inc.	13,696	140,932
*	Lattice Semiconductor Corp.	35,397	658,384

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Limelight Networks, Inc.	63,304	$315,887
	Littelfuse, Inc.	7,314	1,293,920
# *	LiveRamp Holdings, Inc.	48,169	1,938,321
	LogMeIn, Inc.	20,208	1,737,282
# *	Lumentum Holdings, Inc.	51,495	3,901,776
	ManTech International Corp., Class A	30,048	2,412,253
#	Marvell Technology Group, Ltd.	166,418	4,000,689
	Methode Electronics, Inc.	72,016	2,358,524
*	Micron Technology, Inc.	878,203	46,623,797
*	MicroStrategy, Inc., Class A	200	30,406
	MKS Instruments, Inc.	62,405	6,541,292
	MTS Systems Corp.	20,700	1,049,283
*	NETGEAR, Inc.	34,428	885,488
*	Nuance Communications, Inc.	195,900	3,706,428
*	ON Semiconductor Corp.	379,816	8,792,740
*	Onto Innovation Inc.	46,997	1,783,066
# *	Optical Cable Corp.	10,474	35,612
*	OSI Systems, Inc.	19,200	1,661,568
# *	PAR Technology Corp.	10,048	341,933
	PC Connection, Inc.	35,467	1,767,675
*	Perceptron, Inc.	1,300	7,943
# *	Perficient, Inc.	28,300	1,406,510
	Perspecta, Inc.	114,468	3,213,117
*	Photronics, Inc.	79,712	1,018,719
#	Plantronics, Inc.	2,093	60,111
*	Plexus Corp.	35,152	2,500,010
*	Qorvo, Inc.	95,832	10,144,776
*	Rambus, Inc.	9,315	147,829
	Richardson Electronics, Ltd.	15,464	81,495
*	Rogers Corp.	10,243	1,206,113
*	Sanmina Corp.	39,846	1,268,697
*	ScanSource, Inc.	21,541	751,565
	Science Applications International Corp.	47,819	4,197,074
*	Silicon Laboratories, Inc.	4,106	403,661
	SS&C Technologies Holdings, Inc.	51,586	3,250,434
*	Sykes Enterprises, Inc.	21,292	715,198
# *	Synaptics, Inc.	38,700	2,580,903
	SYNNEX Corp.	55,899	7,700,646
	TE Connectivity, Ltd.	197,255	18,182,966
*	Tech Data Corp.	81,325	11,705,920
	TESSCO Technologies, Inc.	8,689	53,872
	TiVo Corp.	19,000	138,320
# *	TTM Technologies, Inc.	72,684	1,045,923
# *	Ultra Clean Holdings, Inc.	39,982	919,986
*	Veeco Instruments, Inc.	12,670	161,543
*	Verint Systems, Inc.	44,826	2,599,908
# *	ViaSat, Inc.	22,743	1,447,592
# *	Viavi Solutions, Inc.	16,203	228,462
*	Virtusa Corp.	30,064	1,251,865
	Vishay Intertechnology, Inc.	151,731	3,078,622
*	Vishay Precision Group, Inc.	16,480	569,219
	Western Digital Corp.	215,907	14,141,908
*	Xerox Holdings Corp.	219,074	7,792,462
#	Xperi Corp.	54,435	875,859
TOTAL INFORMATION TECHNOLOGY			793,229,844
MATERIALS — (2.4%)
*	AdvanSix, Inc.	19,500	365,040
#	Albemarle Corp.	92,334	7,412,573

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Alcoa Corp.	210,309	$2,933,811
# *	Allegheny Technologies, Inc.	66,897	1,153,973
*	Amcor, PLC.	213,649	2,262,543
	Ashland Global Holdings, Inc.	112,560	8,327,189
*	Berry Global Group, Inc.	8,100	344,412
	Boise Cascade Co.	43,464	1,573,397
	Cabot Corp.	46,280	1,844,258
	Carpenter Technology Corp.	52,999	2,106,180
# *	Century Aluminum Co.	2,522	13,341
#	Chemours Co. (The)	7,630	105,828
*	Clearwater Paper Corp.	895	25,239
	Commercial Metals Co.	88,897	1,826,833
#	Compass Minerals International, Inc.	3,757	217,493
# *	Core Molding Technologies, Inc.	11,847	37,437
*	Corteva, Inc.	3,686	106,599
	Domtar Corp.	46,407	1,615,892
*	Dow, Inc.	163,118	7,514,846
	DuPont de Nemours, Inc.	5,897	301,808
#	Eagle Materials, Inc.	27,740	2,529,056
*	Element Solutions, Inc.	90,367	1,057,294
	Freeport-McMoRan, Inc.	302,737	3,360,381
	Friedman Industries, Inc.	3,048	17,891
	FutureFuel Corp.	6,104	66,900
	Gold Resource Corp.	53,300	293,150
	Graphic Packaging Holding Co.	204,980	3,203,837
	Greif, Inc., Class A	21,053	850,962
	Greif, Inc., Class B	400	18,960
	Hawkins, Inc.	10,809	451,600
	Haynes International, Inc.	10,047	269,360
	HB Fuller Co.	57,208	2,643,582
	Hecla Mining Co.	73,348	222,244
	Huntsman Corp.	219,652	4,516,045
	Innophos Holdings, Inc.	22,786	728,241
	Innospec, Inc.	24,133	2,430,917
	Kaiser Aluminum Corp.	27,181	2,722,177
*	Kraton Corp.	18,082	297,449
#	Kronos Worldwide, Inc.	2,217	24,032
	Linde P.L.C.	38,940	7,909,882
	Louisiana-Pacific Corp.	173,457	5,321,661
*	LSB Industries, Inc.	1,758	5,309
	LyondellBasell Industries NV, Class A	66,107	5,147,091
	Martin Marietta Materials, Inc.	23,633	6,234,385
	Materion Corp.	19,190	1,042,017
	Mercer International, Inc.	21,725	239,192
	Minerals Technologies, Inc.	34,280	1,855,576
	Myers Industries, Inc.	22,700	367,286
	Neenah, Inc.	7,684	512,062
	Newmont Corp.	48,146	2,169,459
	Northern Technologies International Corp.	6,070	86,194
	Nucor Corp.	105,332	5,002,217
	Olin Corp.	186,712	2,776,407
	Olympic Steel, Inc.	9,986	146,794
	Packaging Corp. of America	27,871	2,668,648
	PH Glatfelter Co.	43,300	723,110
	PolyOne Corp.	1,985	65,862
*	PQ Group Holdings, Inc.	2,829	43,312
	Rayonier Advanced Materials, Inc.	7,094	21,850
	Reliance Steel & Aluminum Co.	93,801	10,768,355
*	Resolute Forest Products, Inc.	46,500	162,285

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Royal Gold, Inc.	44,609	$5,144,310
*	Ryerson Holding Corp.	10,600	108,650
	Schnitzer Steel Industries, Inc., Class A	400	6,432
#	Schweitzer-Mauduit International, Inc.	31,500	1,103,445
	Sensient Technologies Corp.	38,101	2,276,535
	Silgan Holdings, Inc.	5,100	157,386
	Sonoco Products Co.	80,873	4,621,083
	Steel Dynamics, Inc.	215,469	6,438,214
	Stepan Co.	22,152	2,185,295
*	Summit Materials, Inc., Class A	95,498	2,098,091
	SunCoke Energy, Inc.	45,766	269,104
*	Synalloy Corp.	949	12,176
# *	TimkenSteel Corp.	36,857	235,148
*	Trecora Resources	10,776	72,953
	Tredegar Corp.	26,545	540,191
	Trinseo SA	39,519	1,134,986
*	Tronox Holdings P.L.C., Class A	64,513	545,780
# *	UFP Technologies, Inc.	339	15,808
	United States Lime & Minerals, Inc.	2,500	224,375
#	United States Steel Corp.	168,857	1,531,533
# *	Universal Stainless & Alloy Products, Inc.	6,269	83,064
# *	US Concrete, Inc.	11,100	395,049
	Valvoline, Inc.	204,538	4,311,661
*	Verso Corp., Class A	2,361	39,783
	Vulcan Materials Co.	58,246	8,249,381
#	Westlake Chemical Corp.	158,152	9,678,902
	WestRock Co.	162,029	6,319,131
	Worthington Industries, Inc.	47,320	1,740,430
TOTAL MATERIALS			178,600,620
REAL ESTATE — (0.2%)
	Griffin Industrial Realty, Inc.	1,500	60,750
*	Howard Hughes Corp. (The)	27,259	3,316,875
	Jones Lang LaSalle, Inc.	40,739	6,918,297
	Kennedy-Wilson Holdings, Inc.	96,704	2,084,938
	Newmark Group, Inc., Class A	28,647	337,175
*	Rafael Holdings, Inc., Class B	550	11,132
	RE/MAX Holdings, Inc., Class A	3,800	145,464
# *	St Joe Co. (The)	40,700	855,107
*	Stratus Properties, Inc.	3,069	91,303
TOTAL REAL ESTATE			13,821,041
UTILITIES — (0.1%)
	MDU Resources Group, Inc.	134,867	3,993,412
	New Jersey Resources Corp.	46,254	1,911,215
	NRG Energy, Inc.	55,469	2,046,252
#	Ormat Technologies, Inc.	21,734	1,722,637
TOTAL UTILITIES			9,673,516
TOTAL COMMON STOCKS			7,294,941,921
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
# * »	Parker Drilling Co. Warrants 09/16/2024	710	0
TOTAL INVESTMENT SECURITIES (Cost $3,873,952,850)			7,294,941,921

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	12,386,409	$12,386,409
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	7,310,370	84,595,601
TOTAL INVESTMENTS — (100.0%)
(Cost $3,971,160,926)^^			$7,391,923,931

P.L.C.	Public Limited Company
SA	Special Assessment

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$981,978,113	—	—	$981,978,113
Consumer Discretionary	472,852,228	$2,381	—	472,854,609
Consumer Staples	453,234,743	—	—	453,234,743
Energy	637,990,945	—	—	637,990,945
Financials	1,802,903,280	28,911	—	1,802,932,191
Health Care	1,021,610,385	—	—	1,021,610,385
Industrials	929,015,914	—	—	929,015,914
Information Technology	793,229,844	—	—	793,229,844
Materials	178,600,620	—	—	178,600,620
Real Estate	13,821,041	—	—	13,821,041
Utilities	9,673,516	—	—	9,673,516
Temporary Cash Investments	12,386,409	—	—	12,386,409
Securities Lending Collateral	—	84,595,601	—	84,595,601
TOTAL	$7,307,297,038	$84,626,893	—	$7,391,923,931

ORGANIZATION
The DFA Investment Trust Company (the Trust) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (FASB) Accounting Standards Certification (ASC), Topic 946, Financial Services-Investment Companies.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series:
2.    FUTURES CONTRACTS: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At January 31, 2020, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$21,960,761
The DFA International Value Series	12,480,652

Federal Tax Cost
The Japanese Small Company Series	$3,306,394
The Asia Pacific Small Company Series	1,802,290
The United Kingdom Small Company Series	2,007,906
The Continental Small Company Series	5,421,783
The Emerging Markets Series	4,115,507
The Emerging Markets Small Cap Series	6,478,088
The Tax-Managed U.S. Marketwide Value Series	3,971,161
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Trust's financial statements.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.
OTHER
The Series and the Trust from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”) and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims were preempted by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. The Second Circuit’s review is pending.

On January 6, 2017, the Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.
Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.